UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.7%
BHP Billiton PLC	2.5%
HDFC Bank Ltd.	2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
Groupe Danone	2.1%
Roche Holding AG	1.9%
Bayer AG	1.9%
Accenture Ltd., “A”	1.8%
China Unicom Ltd.	1.8%

Equity sectors
Financial Services	15.7%
Consumer Staples	14.9%
Health Care	14.2%
Technology	11.1%
Retailing	10.6%
Basic Materials	9.7%
Energy	6.3%
Special Products & Services	5.7%
Utilities & Communications	5.5%
Leisure	2.3%
Industrial Goods & Services	2.1%

Issuer country weightings
United Kingdom	14.8%
Japan	12.2%
Switzerland	11.9%
Germany	9.9%
France	9.4%
Brazil	4.3%
Taiwan	3.9%
Hong Kong	3.4%
United States	3.4%
Other Countries	26.8%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.12%	$1,000.00	$910.46	$5.31
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
Service Class	Actual	1.37%	$1,000.00	$909.07	$6.48
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Alcoholic Beverages – 4.2%
Companhia de Bebidas das Americas, ADR	35,260	$3,561,613
Diageo PLC	199,810	3,130,836
Heineken N.V.	37,890	1,606,133
Pernod Ricard S.A.	14,300	1,106,202

		$9,404,784

Apparel Manufacturers – 5.8%
Compagnie Financiere Richemont S.A.	53,923	$1,876,013
Li & Fung Ltd.	732,600	3,279,502
LVMH Moet Hennessy Louis Vuitton S.A.	49,990	5,445,293
Swatch Group Ltd.	8,226	2,302,150

		$12,902,958

Broadcasting – 1.3%
Grupo Televisa S.A., ADR	66,640	$1,160,202
Publicis Groupe S.A. (l)	42,510	1,689,840

		$2,850,042

Brokerage & Asset Managers – 3.6%
Aberdeen Asset Management PLC	838,450	$1,604,976
Deutsche Boerse AG	42,250	2,566,976
ICAP PLC	258,580	1,549,984
Nomura Holdings, Inc.	441,900	2,419,152

		$8,141,088

Business Services – 5.7%
Accenture Ltd., “A” (s)	106,260	$4,106,949
Capita Group PLC	86,468	948,690
Hays PLC	744,240	1,009,758
Infosys Technologies Ltd., ADR	28,860	1,729,003
Intertek Group PLC	131,160	2,805,187
Michael Page International	370,890	2,047,228

		$12,646,815

Computer Software – 1.0%
SAP AG	51,370	$2,281,742

Computer Software – Systems – 3.5%
Acer, Inc.	1,450,300	$3,363,389
Konica Minolta Holdings, Inc.	336,500	3,238,233
NICE Systems Ltd., ADR (a)	48,190	1,228,363

		$7,829,985

Consumer Products – 5.4%
AmorePacific Corp.	1,927	$1,637,919
Beiersdorf AG	46,610	2,562,210
Henkel KGaA, IPS	37,570	1,827,700
Reckitt Benckiser Group PLC	74,110	3,428,078
Uni-Charm Corp.	23,100	2,601,374

		$12,057,281

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.1%
Keyence Corp.	5,000	$1,150,193
Schneider Electric S.A.	35,757	3,619,139

		$4,769,332

Electronics – 5.4%
Hoya Corp.	89,900	$1,908,929
Samsung Electronics Co. Ltd.	5,206	3,268,784
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	550,550	5,373,368
Tokyo Electron Ltd.	26,900	1,452,697

		$12,003,778

Energy – Independent – 1.3%
INPEX Corp.	528	$2,934,610

Energy – Integrated – 3.7%
OAO Gazprom, ADR	160,760	$3,023,645
Petroleo Brasileiro S.A., ADR	90,100	3,092,232
Suncor Energy, Inc.	69,750	2,052,762

		$8,168,639

Food & Beverages – 5.3%
Coca-Cola Hellenic Bottling Co. S.A.	52,049	$1,110,519
Groupe Danone	87,747	4,685,861
Nestle S.A.	126,774	6,116,842

		$11,913,222

Food & Drug Stores – 2.6%
Dairy Farm International Holdings Ltd.	250,200	$1,741,392
Lawson, Inc.	31,800	1,389,823
Tesco PLC	461,978	2,601,157

		$5,732,372

Internet – 0.8%
Yahoo Japan Corp.	4,765	$1,893,779

Leisure & Toys – 1.0%
Shimano, Inc.	50,900	$2,180,359

Major Banks – 5.5%
Credit Suisse Group AG	79,700	$2,995,426
HSBC Holdings PLC	401,470	3,662,625
Julius Baer Group Ltd.	77,404	2,203,755
Standard Chartered PLC	141,399	3,432,592

		$12,294,398

Medical & Health Technology & Services – 1.7%
Fleury S.A. (a)	74,400	$823,965
Fresenius Medical Care AG & Co. KGaA	32,150	1,739,304
SSL International PLC	108,700	1,300,841

		$3,864,110

5

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 4.0%
Essilor International S.A.	36,580	$2,177,986
Sonova Holding AG	29,959	3,673,870
Synthes, Inc.	27,890	3,207,017

		$9,058,873

Metals & Mining – 3.3%
BHP Billiton PLC	217,680	$5,632,874
Iluka Resources Ltd. (a)	455,940	1,766,066

		$7,398,940

Network & Telecom – 0.4%
Nokia Oyj	116,050	$947,581

Oil Services – 1.3%
Saipem S.p.A.	95,000	$2,887,128

Other Banks & Diversified Financials – 6.6%
Banco Santander Brasil S.A., ADR	210,620	$2,175,705
Bank Rakyat Indonesia	2,724,500	2,751,855
China Construction Bank	2,274,000	1,830,001
Credicorp Ltd.	27,410	2,491,295
HDFC Bank Ltd.	136,780	5,628,822

		$14,877,678

Pharmaceuticals – 8.5%
Bayer AG	75,115	$4,191,046
Merck KGaA	27,840	2,028,199
Novo Nordisk A/S, “B”	34,115	2,751,909
Roche Holding AG	30,970	4,252,912
Santen, Inc.	62,200	2,238,264
Teva Pharmaceutical Industries Ltd., ADR	66,570	3,460,974

		$18,923,304

Specialty Chemicals – 6.4%
Akzo Nobel N.V.	64,920	$3,358,188
L’Air Liquide S.A.	22,640	2,274,007
Linde AG	25,940	2,723,768
Shin-Etsu Chemical Co. Ltd.	83,200	3,870,655
Symrise AG	105,042	2,170,081

		$14,396,699

Specialty Stores – 2.2%
Esprit Holdings Ltd.	483,069	$2,605,103
Industria de Diseno Textil S.A.	41,070	2,329,298

		$4,934,401

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 2.2%
MTN Group Ltd.	199,330	$2,613,116
Philippine Long Distance Telephone Co.	46,260	2,372,766

		$4,985,882

Telephone Services – 2.8%
China Unicom Ltd.	3,036,000	$4,058,811
Telefonica S.A.	114,680	2,117,738

		$6,176,549

Utilities – Electric Power – 0.5%
CEZ AS	29,050	$1,189,148

Total Common Stocks (Identified Cost, $223,512,347)		$219,645,477

MONEY MARKET FUNDS (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	3,578,569	$3,578,569

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	1,369,332	$1,369,332

Total Investments (Identified Cost, $228,460,248)		$224,593,378

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(672,304)

Net Assets – 100.0%		$223,921,074

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $160,784. At June 30,2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $224,881,679)	$221,014,809
Underlying funds, at cost and value	3,578,569
Total investments, at value, including $1,283,356 of securities on loan (identified cost, $228,460,248)	$224,593,378
Foreign currency, at value (identified cost, $56,614)	57,841
Receivables for
Fund shares sold	733,735
Interest and dividends	624,085
Other assets	3,688
Total assets		$226,012,727
Liabilities
Payables for
Investments purchased	$161
Fund shares reacquired	588,967
Collateral for securities loaned, at value	1,369,332
Payable to affiliates
Investment adviser	11,300
Shareholder servicing costs	156
Distribution and/or service fees	354
Administrative services fee	439
Payable for Trustees’ compensation	3,979
Accrued expenses and other liabilities	116,965
Total liabilities		$2,091,653
Net assets		$223,921,074
Net assets consist of
Paid-in capital	$227,577,626
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,861,582)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,887,532)
Undistributed net investment income	2,092,562
Net assets		$223,921,074
Shares of beneficial interest outstanding		20,470,606

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$198,691,657	18,153,613	$10.95
Service Class	25,229,417	2,316,993	10.89

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$3,667,427
Interest	67,647
Dividends from underlying funds	4,147
Foreign taxes withheld	(392,025)
Total investment income		$3,347,196
Expenses
Management fee	$981,970
Distribution and/or service fees	32,723
Shareholder servicing costs	13,082
Administrative services fee	39,397
Trustees’ compensation	13,919
Custodian fee	114,966
Shareholder communications	9,645
Auditing fees	29,330
Legal fees	3,719
Miscellaneous	11,391
Total expenses		$1,250,142
Fees paid indirectly	(5)
Net expenses		$1,250,137
Net investment income		$2,097,059
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,528,171
Foreign currency transactions	5,807
Net realized gain (loss) on investments and foreign currency transactions		$6,533,978
Change in unrealized appreciation (depreciation)
Investments (net of $41,774 decrease in deferred country tax)	$(29,660,449)
Translation of assets and liabilities in foreign currencies	(2,706)
Net unrealized gain (loss) on investments and foreign currency translation		$(29,663,155)
Net realized and unrealized gain (loss) on investments and foreign currency		$(23,129,177)
Change in net assets from operations		$(21,032,118)

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$2,097,059	$1,964,427
Net realized gain (loss) on investments and foreign currency transactions	6,533,978	4,026,805
Net unrealized gain (loss) on investments and foreign currency translation	(29,663,155)	44,703,242
Change in net assets from operations	$(21,032,118)	$50,694,474
Distributions declared to shareholders
From net investment income	$(1,936,143)	$(1,417,238)
Change in net assets from fund share transactions	$39,626,672	$52,895,067
Total change in net assets	$16,658,411	$102,172,303
Net assets
At beginning of period	207,262,663	105,090,360
At end of period (including undistributed net investment income of $2,092,562 and $1,931,646, respectively)	$223,921,074	$207,262,663

See Notes to Financial Statements

9

MFS International Growth Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.13		$8.90	$17.63	$17.93	$15.42	$13.55
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.14	$0.16	$0.21	$0.23	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.18)		3.20	(6.04)	2.57	3.70	1.88
Total from investment operations	$(1.07)		$3.34	$(5.88)	$2.78	$3.93	$2.00
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.19)	$(0.27)	$(0.11)	$(0.13)
From net realized gain on investments	—		—	(2.66)	(2.81)	(1.31)	—
Total distributions declared to shareholders	$(0.11)		$(0.11)	$(2.85)	$(3.08)	$(1.42)	$(0.13)
Net asset value, end of period	$10.95		$12.13	$8.90	$17.63	$17.93	$15.42
Total return (%) (k)(s)	(8.95	)(n)	38.06	(39.82)	16.58	26.04	14.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.12	(a)	1.25	1.22	1.11	1.12	1.14
Net investment income	1.96	(a)	1.39	1.25	1.16	1.40	0.85
Portfolio turnover	27		56	73	56	86	80
Net assets at end of period (000 omitted)	$198,692		$179,925	$87,034	$139,633	$140,242	$121,147

See Notes to Financial Statements

10

MFS International Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.06		$8.84	$17.53	$17.85	$15.36	$13.50
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12	$0.13	$0.15	$0.19	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.18)		3.18	(6.00)	2.56	3.69	1.88
Total from investment operations	$(1.09)		$3.30	$(5.87)	$2.71	$3.88	$1.96
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)	$(0.16)	$(0.22)	$(0.08)	$(0.10)
From net realized gain on investments	—		—	(2.66)	(2.81)	(1.31)	—
Total distributions declared to shareholders	$(0.08)		$(0.08)	$(2.82)	$(3.03)	$(1.39)	$(0.10)
Net asset value, end of period	$10.89		$12.06	$8.84	$17.53	$17.85	$15.36
Total return (%) (k)(s)	(9.09	)(n)	37.69	(39.96)	16.26	25.75	14.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.37	(a)	1.50	1.46	1.37	1.37	1.39
Net investment income	1.62	(a)	1.17	1.04	0.85	1.15	0.59
Portfolio turnover	27		56	73	56	86	80
Net assets at end of period (000 omitted)	$25,229		$27,338	$18,056	$28,689	$22,979	$19,289

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$33,154,826	$—	$33,154,826
Japan	—	27,278,068	—	27,278,068
Switzerland	—	26,627,986	—	26,627,986
Germany	—	22,091,025	—	22,091,025
France	—	20,998,328	—	20,998,328
Brazil	9,653,514	—	—	9,653,514
Taiwan	5,373,368	3,363,389	—	8,736,757
Hong Kong	1,741,392	5,884,605	—	7,625,997
India	1,729,003	5,628,822	—	7,357,825
Other Countries	15,689,694	40,431,457	—	56,121,151
Mutual Funds	4,947,901	—	—	4,947,901
Total Investments	$39,134,872	$185,458,506	$—	$224,593,378

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $29,890,679 were considered level 1 investments at the beginning of the period. Of the Level 1 investments presented above, equity investments amounting to $1,741,392 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$1,417,238

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$230,674,694
Gross appreciation	13,100,683
Gross depreciation	(19,181,999)
Net unrealized appreciation (depreciation)	$(6,081,316)
As of 12/31/09
Undistributed ordinary income	1,934,813
Capital loss carryforwards	(6,207,064)
Other temporary differences	(36,947)
Net unrealized appreciation (depreciation)	23,620,907

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(6,207,064)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,752,956	$1,263,603
Service Class	183,187	153,635
Total	$1,936,143	$1,417,238

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.35% of average daily net assets for the Initial Class shares and 1.60% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $13,072, which equated

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $10.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0361% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,816 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $ 97,158,561 and $ 56,477,547, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,111,468	$48,152,899	6,779,227	$67,075,450
Service Class	298,674	3,472,750	615,094	6,459,951
	4,410,142	$51,625,649	7,394,321	$73,535,401
Shares issued to shareholders in reinvestment of distributions
Initial Class	142,982	$1,752,956	148,834	$1,263,603
Service Class	15,003	183,187	18,182	153,635
	157,985	$1,936,143	167,016	$1,417,238
Shares reacquired
Initial Class	(933,493)	$(10,895,317)	(1,869,251)	$(18,228,127)
Service Class	(263,384)	(3,039,803)	(408,327)	(3,829,445)
	(1,196,877)	$(13,935,120)	(2,277,578)	$(22,057,572)
Net change
Initial Class	3,320,957	$39,010,538	5,058,810	$50,110,926
Service Class	50,293	616,134	224,949	2,784,141
	3,371,250	$39,626,672	5,283,759	$52,895,067

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and

16

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,267 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,001,551	35,801,488	(36,224,470)	3,578,569

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,147	$3,578,569

17

MFS International Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® Blended Research® Core Equity Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	3.9%
Apple, Inc.	3.4%
Procter & Gamble Co.	2.6%
Chevron Corp.	2.4%
Bank of America Corp.	2.3%
Intel Corp.	2.2%
Abbott Laboratories	1.8%
Goldman Sachs Group, Inc.	1.7%
Oracle Corp.	1.7%
Johnson & Johnson	1.7%

Equity sectors
Financial Services	16.8%
Technology	14.3%
Health Care	12.6%
Energy	9.6%
Consumer Staples	9.5%
Utilities & Communications	7.9%
Industrial Goods & Services	7.2%
Leisure	6.7%
Retailing	5.9%
Basic Materials	4.6%
Autos & Housing	1.9%
Transportation	1.3%
Special Products & Services	1.3%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.60%	$1,000.00	$948.66	$2.90
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$947.20	$4.10
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 3.8%
Lockheed Martin Corp.	83,150	$6,194,668
Northrop Grumman Corp.	117,250	6,383,090
United Technologies Corp.	91,950	5,968,475

		$18,546,233

Automotive – 1.9%
Ford Motor Co. (a)	292,900	$2,952,432
Johnson Controls, Inc.	233,390	6,271,189

		$9,223,621

Biotechnology – 1.6%
Amgen, Inc. (a)	145,940	$7,676,444

Broadcasting – 1.0%
CBS Corp., “B”	390,710	$5,051,880

Business Services – 0.6%
Visa, Inc., “A”	40,450	$2,861,838

Cable TV – 1.3%
DIRECTV Group, Inc., “A” (a)	187,600	$6,363,392

Chemicals – 3.6%
3M Co.	66,830	$5,278,902
Celanese Corp.	193,680	4,824,569
Dow Chemical Co.	62,430	1,480,840
E.I. du Pont de Nemours & Co.	90,460	3,129,011
PPG Industries, Inc.	41,290	2,494,329

		$17,207,651

Computer Software – 4.8%
Adobe Systems, Inc. (a)	196,500	$5,193,495
Akamai Technologies, Inc. (a)	122,290	4,961,305
Microsoft Corp.	215,120	4,949,911
Oracle Corp.	391,360	8,398,586

		$23,503,297

Computer Software – Systems – 5.2%
Apple, Inc. (a)	65,980	$16,595,949
Hewlett-Packard Co.	46,370	2,006,894
International Business Machines Corp.	28,640	3,536,467
Lexmark International, Inc., “A” (a)	91,240	3,013,657

		$25,152,967

Consumer Products – 2.6%
Procter & Gamble Co.	208,400	$12,499,832

Consumer Services – 0.7%
Apollo Group, Inc., “A” (a)	82,030	$3,483,814

Electrical Equipment – 1.6%
General Electric Co.	221,700	$3,196,914
Tyco Electronics Ltd.	75,590	1,918,474
WESCO International, Inc. (a)	71,140	2,395,284

		$7,510,672

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 2.2%
Intel Corp.	546,290	$10,625,341

Energy – Integrated – 8.0%
Chevron Corp.	172,710	$11,720,101
ConocoPhillips	55,250	2,712,223
Exxon Mobil Corp.	329,910	18,827,964
Hess Corp.	105,790	5,325,469

		$38,585,757

Food & Beverages – 4.6%
Coca-Cola Co.	21,700	$1,087,604
Dr Pepper Snapple Group, Inc.	150,510	5,627,569
General Mills, Inc.	196,140	6,966,893
PepsiCo, Inc.	108,850	6,634,408
Tyson Foods, Inc., “A”	125,350	2,054,487

		$22,370,961

Food & Drug Stores – 0.6%
Kroger Co.	142,510	$2,806,022

Gaming & Lodging – 1.1%
Las Vegas Sands Corp. (a)	77,040	$1,705,666
Royal Caribbean Cruises Ltd. (a)	165,170	3,760,921

		$5,466,587

General Merchandise – 2.1%
Macy’s, Inc.	277,560	$4,968,324
Wal-Mart Stores, Inc.	112,600	5,412,682

		$10,381,006

Health Maintenance Organizations – 1.1%
WellPoint, Inc. (a)	111,640	$5,462,545

Insurance – 5.1%
Berkshire Hathaway, Inc., “B” (a)	19,730	$1,572,284
Chubb Corp.	55,560	2,778,556
MetLife, Inc.	189,560	7,157,786
Prudential Financial, Inc.	121,800	6,535,788
Travelers Cos., Inc.	132,460	6,523,655

		$24,568,069

Internet – 1.5%
Google, Inc., “A” (a)	16,080	$7,154,796

Leisure & Toys – 1.2%
Activision Blizzard, Inc.	469,620	$4,926,314
Hasbro, Inc.	22,030	905,433

		$5,831,747

Machinery & Tools – 0.9%
Pitney Bowes, Inc.	200,080	$4,393,757

Major Banks – 8.6%
Bank of America Corp.	768,600	$11,044,782
Bank of New York Mellon Corp.	159,288	3,932,821
Goldman Sachs Group, Inc.	64,030	8,405,218
JPMorgan Chase & Co.	74,950	2,743,920

5

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
Morgan Stanley	69,500	$1,613,095
PNC Financial Services Group, Inc.	116,540	6,584,510
Wells Fargo & Co.	297,350	7,612,160

		$41,936,506

Medical & Health Technology & Services – 2.5%
Lincare Holdings, Inc.	178,105	$5,790,194
McKesson Corp.	95,900	6,440,644

		$12,230,838

Medical Equipment – 2.2%
Medtronic, Inc.	179,680	$6,516,994
Thermo Fisher Scientific, Inc. (a)	45,570	2,235,209
Waters Corp. (a)	29,820	1,929,354

		$10,681,557

Metals & Mining – 1.0%
United States Steel Corp.	119,010	$4,587,836

Natural Gas – Distribution – 0.6%
NiSource, Inc.	206,990	$3,001,355

Natural Gas – Pipeline – 1.0%
Williams Cos., Inc.	265,480	$4,852,974

Network & Telecom – 0.6%
Cisco Systems, Inc. (a)	144,520	$3,079,721

Oil Services – 1.6%
Halliburton Co.	120,540	$2,959,257
National Oilwell Varco, Inc.	146,360	4,840,125

		$7,799,382

Other Banks & Diversified Financials – 2.3%
American Express Co.	198,520	$7,881,244
Citigroup, Inc. (a)	867,790	3,262,890

		$11,144,134

Pharmaceuticals – 5.2%
Abbott Laboratories	181,980	$8,513,024
Johnson & Johnson	139,430	8,234,736
Merck & Co., Inc.	17,250	603,233
Pfizer, Inc.	552,540	7,879,220

		$25,230,213

Pollution Control – 0.9%
Republic Services, Inc.	144,070	$4,283,201

Printing & Publishing – 0.4%
Moody’s Corp.	102,040	$2,032,637

Railroad & Shipping – 0.6%
Union Pacific Corp.	44,720	$3,108,487

Real Estate – 0.8%
Annaly Mortgage Management, Inc., REIT	226,550	$3,885,333

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.7%
Darden Restaurants, Inc.	162,280	$6,304,578
McDonald’s Corp.	31,600	2,081,492

		$8,386,070

Specialty Stores – 3.2%
Advance Auto Parts, Inc.	71,860	$3,605,935
Home Depot, Inc.	230,590	6,472,661
Limited Brands, Inc.	254,950	5,626,747

		$15,705,343

Telephone Services – 3.1%
AT&T, Inc.	323,070	$7,815,063
CenturyTel, Inc.	48,210	1,605,875
Qwest Communications International, Inc.	1,043,280	5,477,220

		$14,898,158

Tobacco – 2.3%
Altria Group, Inc.	300,020	$6,012,401
Philip Morris International, Inc.	112,700	5,166,168

		$11,178,569

Trucking – 0.7%
United Parcel Service, Inc., “B”	61,770	$3,514,095

Utilities – Electric Power – 3.2%
Constellation Energy Group, Inc.	157,460	$5,078,085
DPL, Inc.	64,430	1,539,877
PG&E Corp.	130,550	5,365,605
Public Service Enterprise Group, Inc.	110,700	3,468,231

		$15,451,798

Total Common Stocks (Identified Cost, $532,927,400)		$483,716,436

MONEY MARKET FUNDS (v) – 0.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	2,000,451	$2,000,451

Total Investments (Identified Cost, $534,927,851)		$485,716,887

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(105,179)

Net Assets – 100.0%		$485,611,708

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $532,927,400)	$483,716,436
Underlying funds, at cost and value	2,000,451
Total investments, at value (identified cost, $534,927,851)	$485,716,887
Receivables for
Fund shares sold	471
Dividends	681,789
Receivable from investment adviser	27,317
Other assets	10,171
Total assets		$486,436,635
Liabilities
Payables for
Fund shares reacquired	$651,448
Payable to affiliates
Investment adviser	15,044
Shareholder servicing costs	339
Distribution and/or service fees	2,364
Administrative services fee	934
Payable for Trustees’ compensation	11,238
Accrued expenses and other liabilities	143,560
Total liabilities		$824,927
Net assets		$485,611,708
Net assets consist of
Paid-in capital	$687,700,882
Unrealized appreciation (depreciation) on investments	(49,210,964)
Accumulated net realized gain (loss) on investments	(157,012,572)
Undistributed net investment income	4,134,362
Net assets		$485,611,708
Shares of beneficial interest outstanding		18,706,523

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$317,775,970	12,216,901	$26.01
Service Class	167,835,738	6,489,622	25.86

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividend income	$6,020,142
Dividends from underlying funds	2,384
Total investment income		$6,022,526
Expenses
Management fee	$1,506,618
Distribution and/or service fees	239,781
Shareholder servicing costs	32,758
Administrative services fee	96,699
Trustees’ compensation	37,907
Custodian fee	44,401
Shareholder communications	19,193
Auditing fees	22,293
Legal fees	3,720
Miscellaneous	23,539
Total expenses		$2,026,909
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(140,761)
Net expenses		$1,886,143
Net investment income		$4,136,383
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$21,300,047
Change in unrealized appreciation (depreciation) on Investments		$(50,332,556)
Net realized and unrealized gain (loss) on investments		$(29,032,509)
Change in net assets from operations		$(24,896,126)

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$4,136,383	$8,939,467
Net realized gain (loss) on investments and foreign currency transactions	21,300,047	(67,667,592)
Net unrealized gain (loss) on investments and foreign currency translation	(50,332,556)	179,009,138
Change in net assets from operations	$(24,896,126)	$120,281,013
Distributions declared to shareholders
From net investment income	$(8,478,122)	$(11,711,698)
Change in net assets from fund share transactions	$(41,466,903)	$(84,015,359)
Total change in net assets	$(74,841,151)	$24,553,956
Net assets
At beginning of period	560,452,859	535,898,903
At end of period (including undistributed net investment income of $4,134,362 and $8,476,101, respectively)	$485,611,708	$560,452,859

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$27.84		$22.80	$35.51	$33.89	$30.15	$28.27
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.43	$0.48	$0.38	$0.37	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(1.59)		5.16	(12.74)	1.64	3.62	1.92
Total from investment operations	$(1.36)		$5.59	$(12.26)	$2.02	$3.99	$2.15
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.55)	$(0.45)	$(0.40)	$(0.25)	$(0.27)
Net asset value, end of period	$26.01		$27.84	$22.80	$35.51	$33.89	$30.15
Total return (%) (k)(r)(s)	(5.13	)(n)	25.26	(34.95)	5.95	13.30	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.66	0.64	0.62	0.61	0.63
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60	0.61	N/A	N/A
Net investment income	1.60	(a)	1.81	1.60	1.07	1.18	0.79
Portfolio turnover	35		74	76	102	35	49
Net assets at end of period (000 omitted)	$317,776		$361,105	$342,241	$673,008	$826,937	$929,794

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$27.66		$22.62	$35.23	$33.65	$29.96	$28.13
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.41	$0.29	$0.28	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.59)		5.14	(12.66)	1.63	3.61	1.90
Total from investment operations	$(1.40)		$5.51	$(12.25)	$1.92	$3.89	$2.06
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.47)	$(0.36)	$(0.34)	$(0.20)	$(0.23)
Net asset value, end of period	$25.86		$27.66	$22.62	$35.23	$33.65	$29.96
Total return (%) (k)(r)(s)	(5.28	)(n)	25.00	(35.12)	5.69	13.04	7.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91	0.90	0.87	0.86	0.88
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85	0.86	N/A	N/A
Net investment income	1.35	(a)	1.57	1.35	0.84	0.88	0.54
Portfolio turnover	35		74	76	102	35	49
Net assets at end of period (000 omitted)	$167,836		$199,348	$193,658	$338,647	$319,869	$198,705

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$483,716,436	$—	$—	$483,716,436
Mutual Funds	2,000,451	—	—	2,000,451
Total Investments	$485,716,887	$—	$—	$485,716,887

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$11,711,698

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$535,399,443
Gross appreciation	23,609,721
Gross depreciation	(73,292,277)
Net unrealized appreciation (depreciation)	$(49,682,556)
As of 12/31/09
Undistributed ordinary income	8,476,101
Capital loss carryforwards	(177,841,030)
Net unrealized appreciation (depreciation)	650,003

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/11	$ (3,630,846)
12/31/16	(102,750,299)
12/31/17	(71,459,885)
Total	$(177,841,030)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$5,832,979	$7,740,496
Service Class	2,645,143	3,971,202
Total distributions	$8,478,122	$11,711,698

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that the total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual operating expenses of the fund do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $140,761 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $32,756, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $2.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0353% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,739 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $187,717,823 and $230,204,391, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	14,454	$407,240	181,724	$3,472,695
Service Class	18,779	524,931	521,406	9,059,324
	33,233	$932,171	703,130	$12,532,019
Shares issued to shareholders in reinvestment of distributions
Initial Class	190,870	$5,832,979	365,118	$7,740,496
Service Class	87,011	2,645,143	188,298	3,971,202
	277,881	$8,478,122	553,416	$11,711,698
Shares reacquired
Initial Class	(958,055)	$(27,355,705)	(2,589,673)	$(59,635,833)
Service Class	(824,538)	(23,521,491)	(2,062,531)	(48,623,243)
	(1,782,593)	$(50,877,196)	(4,652,204)	$(108,259,076)

15

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Net change
Initial Class	(752,731)	$(21,115,486)	(2,042,831)	$(48,422,642)
Service Class	(718,748)	(20,351,417)	(1,352,827)	(35,592,717)
	(1,471,479)	$(41,466,903)	(3,395,658)	$(84,015,359)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $3,461 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,252,331	47,056,472	(46,308,352)	2,000,451

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,384	$2,000,451

16

MFS Blended Research Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	2.6%
Chevron Corp.	2.1%
Exxon Mobil Corp.	1.9%
PepsiCo, Inc.	1.8%
Royal Dutch Shell PLC, “A”	1.7%
Procter & Gamble Co.	1.7%
Bank of America Corp.	1.5%
Cisco Systems, Inc.	1.5%
Target Corp.	1.5%
Nestle S.A.	1.4%

Global equity sectors (i)
Financial Services	20.7%
Capital Goods	19.0%
Energy	14.3%
Technology	13.9%
Health Care	9.0%
Consumer Cyclicals	8.6%
Consumer Staples	7.7%
Telecommunications/Cable Television	5.5%

Issuer country weightings (i)
United States	52.8%
United Kingdom	9.0%
Switzerland	5.6%
Japan	4.6%
Germany	3.1%
France	3.1%
Brazil	3.1%
Netherlands	3.0%
China	2.4%
Other Countries	13.3%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.96%	$1,000.00	$892.86	$4.51
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
Service Class	Actual	1.22%	$1,000.00	$891.82	$5.72
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 1.3%
Goodrich Corp.	11,060	$732,725
Honeywell International, Inc.	14,220	555,007
Lockheed Martin Corp.	6,860	511,070

		$1,798,802

Alcoholic Beverages – 0.6%
Heineken N.V.	21,110	$894,839

Apparel Manufacturers – 1.6%
Li & Fung Ltd.	82,000	$367,075
LVMH Moet Hennessy Louis Vuitton S.A.	5,030	547,906
NIKE, Inc., “B”	19,420	1,311,821

		$2,226,802

Automotive – 0.7%
Bayerische Motoren Werke AG	11,330	$548,012
Bridgestone Corp.	23,200	367,794

		$915,806

Biotechnology – 0.6%
Gilead Sciences, Inc. (a)	22,590	$774,385

Broadcasting – 0.6%
WPP Group PLC	91,019	$855,923

Brokerage & Asset Managers – 2.8%
Aberdeen Asset Management PLC	247,070	$472,946
Affiliated Managers Group, Inc. (a)	6,360	386,497
BM&F Bovespa S.A.	103,200	663,224
Charles Schwab Corp.	21,750	308,415
CME Group, Inc.	1,220	343,491
Deutsche Boerse AG	14,450	877,936
Franklin Resources, Inc.	7,280	627,463
Nomura Holdings, Inc.	50,800	278,101

		$3,958,073

Business Services – 2.0%
Accenture Ltd., “A”	20,990	$811,264
Cognizant Technology Solutions Corp., “A” (a)	8,390	420,003
Companhia Brasileira de Meios de Pagamento	45,700	384,842
MasterCard, Inc., “A”	3,740	746,242
Mitsubishi Corp.	19,900	414,673

		$2,777,024

Chemicals – 1.4%
Celanese Corp.	17,830	$444,145
Monsanto Co.	23,860	1,102,809
Nufarm Ltd.	85,994	386,743

		$1,933,697

Computer Software – 1.7%
Adobe Systems, Inc. (a)	23,300	$615,819
Oracle Corp.	80,620	1,730,105

		$2,345,924

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 4.9%
Acer, Inc.	567,120	$1,315,207
Apple, Inc. (a)(s)	14,210	3,574,241
EMC Corp. (a)	22,880	418,704
Hewlett-Packard Co.	33,920	1,468,058

		$6,776,210

Conglomerates – 2.5%
Hutchison Whampoa Ltd.	106,000	$654,441
Keppel Corp. Ltd.	88,000	530,245
MAN SE	7,654	631,012
Siemens AG	11,300	1,011,202
Tomkins PLC	200,480	673,509

		$3,500,409

Construction – 0.9%
Anhui Conch Cement Co. Ltd.	98,000	$283,859
Corporacion GEO S.A.B. de C.V., “B” (a)	30,590	81,862
Corporacion Moctezuma S.A. de C.V.	71,900	166,448
Duratex S.A.	7,800	70,870
Sherwin-Williams Co.	6,720	464,957
Urbi Desarrollos Urbanos S.A. de C.V. (a)	101,730	188,231

		$1,256,227

Consumer Products – 2.6%
Procter & Gamble Co.	39,790	$2,386,604
Reckitt Benckiser Group PLC	28,020	1,296,110

		$3,682,714

Electrical Equipment – 1.7%
Danaher Corp. (s)	43,510	$1,615,091
Schneider Electric S.A.	7,438	752,836

		$2,367,927

Electronics – 2.4%
First Solar, Inc. (a)	3,700	$421,171
Intel Corp.	92,940	1,807,683
Samsung Electronics Co. Ltd.	658	413,150
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	71,928	702,017

		$3,344,021

Energy – Independent – 2.4%
Anadarko Petroleum Corp.	6,680	$241,081
Apache Corp.	11,820	995,126
CONSOL Energy, Inc.	7,710	260,290
Massey Energy Co.	9,220	252,167
Occidental Petroleum Corp.	8,860	683,549
SouthGobi Energy Resources Ltd. (a)	1,650	19,673
Southwestern Energy Co. (a)	9,490	366,694
Tullow Oil PLC	40,013	596,022

		$3,414,602

Energy – Integrated – 6.0%
Chevron Corp. (s)	43,980	$2,984,483
Exxon Mobil Corp.	45,550	2,599,539

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – continued
Hess Corp.	7,270	$365,972
Royal Dutch Shell PLC, “A”	95,430	2,409,939

		$8,359,933

Engineering – Construction – 1.4%
Downer EDI Ltd.	37,480	$112,493
Fluor Corp.	32,160	1,366,800
JGC Corp.	33,000	500,272

		$1,979,565

Food & Beverages – 4.0%
General Mills, Inc.	32,590	$1,157,597
Nestle S.A.	41,168	1,986,355
PepsiCo, Inc.	40,990	2,498,341

		$5,642,293

Food & Drug Stores – 1.2%
Lawson, Inc.	12,200	$533,202
Tesco PLC	121,500	684,103
Walgreen Co.	17,330	462,711

		$1,680,016

Gaming & Lodging – 0.5%
International Game Technology	16,500	$259,050
Sands China Ltd. (a)	279,600	410,426

		$669,476

General Merchandise – 2.3%
Dollar General Corp. (a)	15,730	$433,362
Target Corp.	41,450	2,038,097
Wal-Mart Stores, Inc.	14,660	704,706

		$3,176,165

Insurance – 4.3%
ACE Ltd.	7,840	$403,603
Aflac, Inc.	16,590	707,895
China Pacific Insurance Co. Ltd.	121,000	477,037
Chubb Corp.	6,920	346,069
Hiscox Ltd.	99,878	508,735
ING Groep N.V. (a)	97,322	722,565
MetLife, Inc.	17,370	655,891
Prudential Financial, Inc.	8,470	454,500
QBE Insurance Group Ltd.	35,060	533,554
SNS REAAL Groep N.V. (a)	61,150	265,361
Zurich Financial Services Ltd.	4,460	979,019

		$6,054,229

Internet – 1.4%
Google, Inc., “A” (a)	4,260	$1,895,487

Machinery & Tools – 1.0%
Beml Ltd.	17,470	$372,671
Bucyrus International, Inc.	6,600	313,170
Glory Ltd.	15,800	343,918
Sinotruk Hong Kong Ltd.	437,000	346,732

		$1,376,491

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 9.2%
Bank of America Corp.	142,380	$2,046,001
Bank of New York Mellon Corp.	23,556	581,598
Barclays PLC	172,860	685,308
BNP Paribas	27,910	1,490,238
Credit Suisse Group AG	33,990	1,277,472
Goldman Sachs Group, Inc.	7,800	1,023,906
HSBC Holdings PLC	155,824	1,421,588
JPMorgan Chase & Co.	50,010	1,830,866
Julius Baer Group Ltd.	12,731	362,462
KBC Group N.V. (a)	19,924	764,202
Sumitomo Mitsui Financial Group, Inc.	28,900	815,867
SunTrust Banks, Inc.	22,470	523,551

		$12,823,059

Medical & Health Technology & Services – 0.9%
DaVita, Inc. (a)	9,790	$611,288
Miraca Holdings, Inc.	20,800	623,138

		$1,234,426

Medical Equipment – 3.7%
Becton, Dickinson & Co.	11,940	$807,383
Medtronic, Inc.	32,400	1,175,148
St. Jude Medical, Inc. (a)	33,100	1,194,579
Synthes, Inc.	11,140	1,280,967
Waters Corp. (a)	11,120	719,464

		$5,177,541

Metals & Mining – 2.2%
BHP Billiton PLC	40,160	$1,039,215
Iluka Resources Ltd. (a)	161,830	626,842
Steel Authority of India Ltd.	105,446	433,584
United States Steel Corp.	7,920	305,316
Usinas Siderurgicas de Minas Gerais S.A., IPS	14,000	373,152
Vale S.A., ADR	13,460	327,751

		$3,105,860

Natural Gas – Pipeline – 0.5%
Williams Cos., Inc.	37,050	$677,274

Network & Telecom – 1.5%
Cisco Systems, Inc. (a)	95,820	$2,041,924
Nortel Networks Corp. (a)	11,112	344

		$2,042,268

Oil Services – 1.8%
Halliburton Co.	48,210	$1,183,556
Noble Corp.	12,350	381,739
Schlumberger Ltd.	16,110	891,527

		$2,456,822

Other Banks & Diversified Financials – 4.1%
Aeon Credit Service Co. Ltd.	40,300	$357,425
Banco Santander S.A., IEU	91,300	937,279
Bank Rakyat Indonesia	933,500	942,873
China Construction Bank	2,101,000	1,690,780
Citigroup, Inc. (a)	120,820	454,283

6

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
ICICI Bank Ltd.	57,426	$1,053,042
K-Green Trust NPV, IEU (a)	19,200	14,407
Zions Bancorporation	13,930	300,470

		$5,750,559

Pharmaceuticals – 3.8%
Johnson & Johnson	30,640	$1,809,598
Roche Holding AG	14,120	1,939,009
Sanofi-Aventis	25,190	1,519,030

		$5,267,637

Precious Metals & Minerals – 1.8%
Anglo American Platinum Corp. Ltd. (a)	2,778	$261,399
Gold Fields Ltd.	14,300	192,557
Lihir Gold Ltd.	101,630	366,917
Teck Resources Ltd., “B”	57,370	1,696,499

		$2,517,372

Railroad & Shipping – 1.0%
Canadian National Railway Co.	10,020	$574,948
East Japan Railway Co.	11,400	759,927

		$1,334,875

Restaurants – 0.8%
McDonald’s Corp.	17,020	$1,121,107

Specialty Chemicals – 2.1%
Akzo Nobel N.V.	17,090	$884,033
Albemarle Corp.	8,520	338,329
Formosa Plastics Corp.	104,000	218,620
Linde AG	8,590	901,972
Praxair, Inc.	7,320	556,247

		$2,899,201

Specialty Stores – 1.6%
Abercrombie & Fitch Co., “A”	14,500	$445,004
Esprit Holdings Ltd.	131,622	709,813
Limited Brands, Inc.	29,810	657,907
Staples, Inc.	24,900	474,345

		$2,287,069

Telecommunications – Wireless – 2.1%
Cellcom Israel Ltd.	19,240	$481,000
Vivo Participacoes S.A., ADR	20,310	526,435
Vodafone Group PLC	923,280	1,913,241

		$2,920,676

Telephone Services – 3.4%
American Tower Corp., “A” (a)	14,180	$631,010
AT&T, Inc.	54,120	1,309,163
China Unicom Ltd.	456,000	609,624
Royal KPN N.V.	114,090	1,456,798
Virgin Media, Inc.	46,530	776,586

		$4,783,181

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 0.5%
Japan Tobacco, Inc.	232	$721,251

Trucking – 1.0%
Expeditors International of Washington, Inc.	19,760	$681,918
Yamato Holdings Co. Ltd.	53,500	707,988

		$1,389,906

Utilities – Electric Power – 3.5%
American Electric Power Co., Inc.	20,720	$669,256
CEZ AS	24,400	998,803
CPFL Energia S.A.	19,200	419,209
E.ON AG	15,659	421,537
Energias de Portugal S.A.	164,910	486,932
PG&E Corp.	26,480	1,088,328
Red Electrica de Espana	8,591	307,098
Tractebel Energia S.A.	48,200	565,849

		$4,957,012

Total Common Stocks (Identified Cost, $145,329,915)		$137,124,136

CONVERTIBLE PREFERRED STOCKS – 0.4%
Other Banks & Diversified Financials – 0.3%
Citigroup, Inc., 7.5%	4,000	$452,000

Utilities – Electric Power – 0.1%
PPL Corp., 9.5% (a)	2,580	$134,174

Total Convertible Preferred Stocks (Identified Cost, $636,179)		$586,174

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	61	$61

Issuer/Expiration Date/Strike Price	Number of Contracts

CALL OPTIONS PURCHASED – 0.0%
Metals & Mining – 0.0%
United States Steel Corp. – October 2010 @ $75	351	$3,510

Precious Metals & Minerals – 0.0%
Teck Resources Ltd. Cls B – August 2010 @ $60	2,086	$0

Total Call Options Purchased (Premium Paid, $251,005)		$3,510

Total Investments (Identified Cost, $146,217,160)		$137,713,881

Issuer	Shares/Par

SECURITIES SOLD SHORT – (0.2)%
Machinery & Tools – (0.2)%
Caterpillar, Inc. (Proceeds Received, $344,098)	(5,300)	$(318,371)

OTHER ASSETS, LESS LIABILITIES – 1.5%		2,113,098

Net Assets – 100.0%		$139,508,608

7

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $262,278.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $146,217,099)	$137,713,820
Underlying funds, at cost and value	61
Total investments, at value (identified cost, $146,217,160)	$137,713,881
Deposits with brokers for securities sold short	332,926
Foreign currency, at value (identified cost, $37,298)	37,639
Receivables for
Investments sold	7,572,354
Fund shares sold	212
Interest and dividends	370,939
Other assets	3,311
Total assets		$146,031,262
Liabilities
Payable to custodian	$61,814
Payables for
Securities sold short, at value (proceeds received, $344,098)	318,371
Investments purchased	5,962,395
Fund shares reacquired	92,014
Payable to affiliates
Investment adviser	5,886
Shareholder servicing costs	97
Distribution and/or service fees	215
Administrative services fee	281
Payable for Trustees’ compensation	3,387
Accrued expenses and other liabilities	78,194
Total liabilities		$6,522,654
Net assets		$139,508,608
Net assets consist of
Paid-in capital	$340,507,812
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(8,484,307)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(193,785,593)
Undistributed net investment income	1,270,696
Net assets		$139,508,608
Shares of beneficial interest outstanding		9,160,201

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$124,244,540	8,153,412	$15.24
Service Class	15,264,068	1,006,789	15.16
See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$2,191,667
Interest	19,862
Dividends from underlying funds	482
Foreign taxes withheld	(155,058)
Total investment income		$2,056,953
Expenses
Management fee	$594,249
Distribution and/or service fees	21,357
Shareholder servicing costs	9,474
Administrative services fee	29,064
Trustees’ compensation	11,321
Custodian fee	69,014
Shareholder communications	9,365
Auditing fees	23,895
Legal fees	3,720
Dividend and interest expense on securities sold short	2,847
Miscellaneous	10,409
Total expenses		$784,715
Fees paid indirectly	(1)
Net expenses		$784,714
Net investment income		$1,272,239
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $808 country tax)	$5,474,790
Securities sold short	(8,939)
Foreign currency transactions	(24,958)
Net realized gain (loss) on investments and foreign currency transactions		$5,440,893
Change in unrealized appreciation (depreciation)
Investments (net of $8,180 decrease in deferred country tax)	$(23,595,658)
Securities sold short	25,727
Translation of assets and liabilities in foreign currencies	(10,171)
Net unrealized gain (loss) on investments and foreign currency translation		$(23,580,102)
Net realized and unrealized gain (loss) on investments and foreign currency		$(18,139,209)
Change in net assets from operations		$(16,866,970)

See Notes to Financial Statements

10

MFS Global Research Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$1,272,239	$2,104,817
Net realized gain (loss) on investments and foreign currency transactions	5,440,893	(17,948,787)
Net unrealized gain (loss) on investments and foreign currency translation	(23,580,102)	58,678,719
Change in net assets from operations	$(16,866,970)	$42,834,749
Distributions declared to shareholders
From net investment income	$(2,115,081)	$(2,477,434)
Change in net assets from fund share transactions	$(9,168,824)	$(25,568,497)
Total change in net assets	$(28,150,875)	$14,788,818
Net assets
At beginning of period	167,659,483	152,870,665
At end of period (including undistributed net investment income of $1,270,696 and $2,113,538, respectively)	$139,508,608	$167,659,483

See Notes to Financial Statements

11

MFS Global Research Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$17.29		$13.30	$21.04		$18.73	$17.04	$15.88
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.20	$0.19		$0.10	$0.13	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.96)		4.03	(7.81)		2.37	1.67	1.16
Total from investment operations	$(1.82)		$4.23	$(7.62)		$2.47	$1.80	$1.25
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.24)	$(0.12)		$(0.16)	$(0.11)	$(0.09)
Net asset value, end of period	$15.24		$17.29	$13.30		$21.04	$18.73	$17.04
Total return (%) (k)(s)	(10.71	)(n)	32.44	(36.43	)(t)	13.24	10.62	7.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.96	(a)	0.98	0.87		0.83	0.82	0.83
Expenses excluding short sale dividend and interest expense (f)	0.96	(a)	0.98	N/A		N/A	N/A	N/A
Net investment income	1.63	(a)	1.42	1.06		0.48	0.76	0.57
Portfolio turnover	33		63	144		84	87	92
Net assets at end of period (000 omitted)	$124,245		$149,758	$134,672		$268,217	$309,757	$366,831

See Notes to Financial Statements

12

MFS Global Research Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$17.18		$13.21	$20.89		$18.60	$16.93	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.17	$0.14		$0.05	$0.09	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.95)		3.99	(7.76)		2.36	1.65	1.16
Total from investment operations	$(1.83)		$4.16	$(7.62)		$2.41	$1.74	$1.21
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.19)	$(0.06)		$(0.12)	$(0.07)	$(0.06)
Net asset value, end of period	$15.16		$17.18	$13.21		$20.89	$18.60	$16.93
Total return (%) (k)(s)	(10.82	)(n)	32.03	(36.57	)(t)	12.97	10.32	7.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.22	(a)	1.23	1.12		1.08	1.07	1.09
Expenses excluding short sale dividend and interest expense (f)	1.21	(a)	1.23	N/A		N/A	N/A	N/A
Net investment income	1.38	(a)	1.21	0.81		0.23	0.54	0.33
Portfolio turnover	33		63	144		84	87	92
Net assets at end of period (000 omitted)	$15,264		$17,901	$18,199		$28,832	$29,316	$28,039

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.86%.

See Notes to Financial Statements

13

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$73,788,129	$134,175	$—	$73,922,304
United Kingdom	—	12,556,637	—	12,556,637
Switzerland	—	7,825,284	—	7,825,284
Japan	—	6,423,557	—	6,423,557
Germany	—	4,391,671	—	4,391,671
France	—	4,310,009	—	4,310,009
Brazil	4,268,612	—	—	4,268,612
Netherlands	—	4,223,597	—	4,223,597
China	—	3,408,031	—	3,408,031
Other Countries	4,738,110	11,646,008	—	16,384,118
Mutual Funds	61	—	—	61
Total Investments	$82,794,912	$54,918,969	$—	$137,713,881

Short Sales	$(318,371)	$—	$—	$(318,371)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Equity Contracts	Purchased Equity Options	$3,510

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Purchased Options
Equity Contracts	$(247,495)

There was no realized gain (loss) from derivative transactions for the six months ended June 30, 2010.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2010, this expense amounted to $2,847. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$2,477,434

17

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$146,683,546
Gross appreciation	8,672,140
Gross depreciation	(17,641,805)
Net unrealized appreciation (depreciation)	$(8,969,665)
As of 12/31/09
Undistributed ordinary income	2,113,538
Capital loss carryforwards	(198,723,339)
Other temporary differences	(41,525)
Net unrealized appreciation (depreciation)	14,634,173

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(145,735,638)
12/31/16	(34,265,726)
12/31/17	(18,721,975)
$(198,723,339)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,921,573	$2,227,418
Service Class	193,508	250,016
Total	$2,115,081	$2,477,434

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $9,470, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $4.

18

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0367% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,384 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $51,982,980 and $62,784,474, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,585	$77,675	18,709	$238,415
Service Class	53,739	865,967	150,965	1,652,653
	58,324	$943,642	169,674	$1,891,068
Shares issued to shareholders in reinvestment of distributions
Initial Class	107,231	$1,921,573	177,767	$2,227,418
Service Class	10,847	193,508	20,049	250,016
	118,078	$2,115,081	197,816	$2,477,434
Shares reacquired
Initial Class	(622,106)	$(10,558,945)	(1,657,341)	$(22,985,827)
Service Class	(99,755)	(1,668,602)	(507,104)	(6,951,172)
	(721,861)	$(12,227,547)	(2,164,445)	$(29,936,999)
Net change
Initial Class	(510,290)	$(8,559,697)	(1,460,865)	$(20,519,994)
Service Class	(35,169)	(609,127)	(336,090)	(5,048,503)
	(545,459)	$(9,168,824)	(1,796,955)	$(25,568,497)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with

19

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,024 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	100	12,878,149	(12,878,188)	61

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$482	$61

20

MFS Global Research Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

21

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	10.6%
Google, Inc., “A”	6.6%
Cisco Systems, Inc.	6.5%
Oracle Corp.	6.2%
Intel Corp.	5.0%
EMC Corp.	4.4%
Hewlett-Packard Co.	4.2%
Dell, Inc.	4.0%
Accenture Ltd., “A”	3.0%
MasterCard, Inc., “A”	2.9%

Top five industries (i)
Computer Software – Systems	26.8%
Computer Software	19.0%
Network & Telecom	11.4%
Business Services	10.7%
Electronics	10.3%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts, if applicable. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.04%	$1,000.00	$920.64	$4.95
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
Service Class	Actual	1.29%	$1,000.00	$918.77	$6.14
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.7%
Business Services – 9.9%
Accenture Ltd., “A”	11,360	$439,064
Cognizant Technology Solutions Corp., “A” (a)	4,600	230,276
MasterCard, Inc., “A”	2,180	434,975
Visa, Inc., “A”	5,110	361,532

		$1,465,847

Computer Software – 17.8%
Adobe Systems, Inc. (a)	6,380	$168,623
Akamai Technologies, Inc. (a)	3,900	158,223
Autodesk, Inc. (a)	7,980	194,393
Cadence Design Systems, Inc. (a)	23,250	134,617
MicroStrategy, Inc., “A” (a)	2,890	217,010
Oracle Corp. (s)	42,930	921,278
Parametric Technology Corp. (a)	16,520	258,868
Salesforce.com, Inc. (a)	3,470	297,795
VeriSign, Inc. (a)	11,280	299,484

		$2,650,291

Computer Software – Systems – 28.1%
3Par, Inc. (a)	25,470	$237,126
Apple, Inc. (a)	6,250	1,572,062
Compellent Technologies, Inc. (a)	3,800	46,056
Dell, Inc. (a)	49,560	597,694
EMC Corp. (a)	35,490	649,467
Hewlett-Packard Co. (s)	14,420	624,098
International Business Machines Corp.	3,200	395,136
Nintendo Co. Ltd.	175	50,977

		$4,172,616

Consumer Services – 1.3%
Ctrip.com International Ltd., ADR (a)	5,100	$191,556

Electrical Equipment – 1.0%
Amphenol Corp., “A”	3,970	$155,942

Electronics – 14.3%
Broadcom Corp., “A”	4,040	$133,199
First Solar, Inc. (a)	2,980	339,213
Intel Corp.	38,250	743,963
Microchip Technology, Inc.	15,510	430,247
NetLogic Microsystems, Inc. (a)	1,560	42,432
Samsung Electronics Co. Ltd., GDR	237	74,145
Silicon Laboratories, Inc. (a)	6,310	255,934
Stratasys, Inc. (a)	4,360	107,082

		$2,126,215

Internet – 9.0%
Google, Inc., “A” (a)(s)	2,210	$983,339
OpenTable, Inc. (a)	7,840	325,125
Tencent Holdings Ltd.	1,900	31,332

		$1,339,796

Leisure & Toys – 1.7%
THQ, Inc. (a)	57,360	$247,795

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 0.3%
MedAssets, Inc. (a)	2,210	$51,007

Network & Telecom – 11.4%
Cisco Systems, Inc. (a)	45,450	$968,539
Fortinet, Inc. (a)	7,270	119,519
Juniper Networks, Inc. (a)	11,450	261,289
Riverbed Technology, Inc. (a)	8,010	221,236
Tellabs, Inc.	20,280	129,589

		$1,700,172

Telephone Services – 1.9%
Cogent Communications Group, Inc. (a)	10,830	$82,091
Qwest Communications International, Inc.	21,910	115,027
Virgin Media, Inc.	5,040	84,118

		$281,236

Total Common Stocks (Identified Cost, $15,789,273)		$14,382,473

CONVERTIBLE BONDS – 2.3%
Computer Software – 1.3%
Verisign, Inc., 3.25%, 2037	$210,000	$189,788

Leisure & Toys – 1.0%
THQ, Inc., 5%, 2014 (z)	$174,000	$149,858

Total Convertible Bonds (Identified Cost, $317,101)		$339,646

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.2%
Skyworks Solutions, Inc. – November 2010 @ $15	174	$22,620
Skyworks Solutions, Inc. – November 2010 @ $17.50	41	10,045

Total Put Options Purchased (Premium Paid, $31,351)		$32,665

Issuer	Shares/Par
MONEY MARKET FUNDS (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	354,317	$354,317

Total Investments (Identified Cost, $16,492,042)		$15,109,101

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – (0.1)%
Akamai Technologies, Inc. – July 2010 @ $46	(9)	$(216)
Apple, Inc. – July 2010 @ $280	(2)	(188)
Apple, Inc. – July 2010 @ $290	(12)	(504)
Apple, Inc. – July 2010 @ $310	(17)	(187)
Ctrip.com International Ltd., ADR – July 2010 @ $40	(12)	(1,248)

5

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – continued
Dell, Inc. – July 2010 @ $12	(62)	$(2,728)
Dell, Inc. – July 2010 @ $13	(132)	(1,452)
Dell, Inc. – July 2010 @ $14	(121)	(363)
First Solar, Inc. – July 2010 @ $135	(18)	(936)
Google, Inc., “A” – July 2010 @ $530	(4)	(92)
Intel Corp. – July 2010 @ $21	(38)	(608)
Intel Corp. – July 2010 @ $22	(81)	(486)
MicroStrategy, Inc., “A” – July 2010 @ $80	(12)	(1,320)
MicroStrategy, Inc., “A” – July 2010 @ $85	(3)	(72)
Salesforce.com, Inc. – July 2010 @ $95	(12)	(936)
Visa, Inc., “A” – July 2010 @ $75	(4)	(280)

Total Call Options Written (Premium Received, $33,107)		$(11,616)

PUT OPTIONS WRITTEN – (0.1)%
Constant Contact, Inc. – July 2010 @ $22.50	(27)	$(3,510)
Visa, Inc., “A” – July 2010 @ $80	(12)	(11,148)
Oracle Corp. – July 2010 @ $22	(37)	(3,219)

Total Put Options Written (Premium Received, $5,599)		$(17,877)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (3.5)%
Electronics – (2.8)%
Marvell Technology Group Ltd. (a)	(3,500)	$(55,160)
Micron Technology, Inc. (a)	(10,500)	(89,145)
Texas Instruments, Inc.	(2,200)	(51,216)
Xilinx, Inc.	(9,000)	(227,340)

		$(422,861)

Internet – (0.7)%
Ancestry.com, Inc. (a)	(5,600)	$(98,672)

Total Securities Sold Short (Proceeds Received, $520,409)		$(521,533)

OTHER ASSETS, LESS LIABILITIES – 2.1%		315,401

Net Assets – 100.0%		$14,873,476

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At June 30, 2010, the value of securities pledged amounted to $243,404.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
THQ, Inc., 5%, 2014	7/30/09-12/08/09	$173,616	$149,858
% of Net Assets			1.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $16,137,725)	$14,754,784
Underlying funds, at cost and value	354,317
Total investments, at value (identified cost, $16,492,042)	$15,109,101
Foreign currency, at value (identified cost, $3,452)	3,610
Deposits with brokers for securities sold short	438,595
Receivables for
Premiums on options written	1,422
Investments sold	253,162
Fund shares sold	6,778
Interest and dividends	7,078
Receivable from investment adviser	6,504
Other assets	449
Total assets		$15,826,699
Liabilities
Payables for
Securities sold short, at value (proceeds received, $520,409)	$521,533
Investments purchased	306,231
Fund shares reacquired	60,196
Written options outstanding, at value (premiums received, $38,706)	29,493
Payable to affiliates
Investment adviser	634
Shareholder servicing costs	10
Distribution and/or service fees	27
Administrative services fee	55
Payable for Trustees’ compensation	322
Accrued expenses and other liabilities	34,722
Total liabilities		$953,223
Net assets		$14,873,476
Net assets consist of
Paid-in capital	$36,578,407
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,374,694)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(20,298,314)
Accumulated net investment loss	(31,923)
Net assets		$14,873,476
Shares of beneficial interest outstanding		2,859,602

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$12,931,374	2,478,175	$5.22
Service Class	1,942,102	381,427	5.09

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment loss
Income
Dividends	$47,648
Interest	9,471
Dividends from underlying funds	195
Foreign taxes withheld	(1,949)
Total investment income		$55,365
Expenses
Management fee	$61,088
Distribution and/or service fees	2,460
Shareholder servicing costs	977
Administrative services fee	4,959
Trustees’ compensation	1,101
Custodian fee	6,489
Shareholder communications	3,216
Auditing fees	25,084
Legal fees	3,720
Interest expense on securities sold short	3,361
Miscellaneous	4,533
Total expenses		$116,988
Reduction of expenses by investment adviser	(29,700)
Net expenses		$87,288
Net investment loss		$(31,923)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$271,557
Written option transactions	18,857
Securities sold short	66,276
Foreign currency transactions	(1,391)
Net realized gain (loss) on investments and foreign currency transactions		$355,299
Change in unrealized appreciation (depreciation)
Investments	$(1,685,004)
Written options	9,213
Securities sold short	(4,710)
Translation of assets and liabilities in foreign currencies	158
Net unrealized gain (loss) on investments and foreign currency translation		$(1,680,343)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,325,044)
Change in net assets from operations		$(1,356,967)

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment loss	$(31,923)	$(10,845)
Net realized gain (loss) on investments and foreign currency transactions	355,299	(911,418)
Net unrealized gain (loss) on investments and foreign currency translation	(1,680,343)	7,916,652
Change in net assets from operations	$(1,356,967)	$6,994,389
Change in net assets from fund share transactions	$(87,975)	$283,359
Total change in net assets	$(1,444,942)	$7,277,748
Net assets
At beginning of period	16,318,418	9,040,670
At end of period (including accumulated net investment loss of $31,923 and $0, respectively)	$14,873,476	$16,318,418

See Notes to Financial Statements

9

MFS Technology Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$5.67		$3.21		$6.54		$5.44	$4.46	$4.20
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		2.46		(3.33)		1.12	1.01	0.29
Total from investment operations	$(0.45)		$2.46		$(3.33)		$1.10	$0.98	$0.26
Net asset value, end of period	$5.22		$5.67		$3.21		$6.54	$5.44	$4.46
Total return (%) (k)(r)(s)	(7.94	)(n)	76.64		(50.92	)(x)	20.22	21.97	6.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.60		1.39		1.21	1.34	1.18
Expenses after expense reductions (f)	1.04	(a)	1.04		1.02		1.00	1.00	1.00
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.00	(a)	1.00		1.00		N/A	N/A	N/A
Net investment loss	(0.36	)(a)	(0.05)		(0.00	)(w)	(0.31)	(0.55)	(0.66)
Portfolio turnover	85		227		244		249	234	196
Net assets at end of period (000 omitted)	$12,931		$14,542		$8,051		$21,184	$18,813	$18,978

See Notes to Financial Statements

10

MFS Technology Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$5.54		$3.14	$6.42		$5.35	$4.40	$4.15
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.01)	$(0.02)		$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.43)		2.41	(3.26)		1.10	0.99	0.29
Total from investment operations	$(0.45)		$2.40	$(3.28)		$1.07	$0.95	$0.25
Net asset value, end of period	$5.09		$5.54	$3.14		$6.42	$5.35	$4.40
Total return (%) (k)(r)(s)	(8.12	)(n)	76.43	(51.09	)(x)	20.00	21.59	6.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.85	1.62		1.46	1.59	1.43
Expenses after expense reductions (f)	1.29	(a)	1.29	1.27		1.25	1.25	1.25
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.25	1.25		N/A	N/A	N/A
Net investment loss	(0.60	)(a)	(0.32)	(0.29)		(0.56)	(0.80)	(0.92)
Portfolio turnover	85		227	244		249	234	196
Net assets at end of period (000 omitted)	$1,942		$1,776	$990		$3,555	$3,148	$3,375

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount and ratio was less than 0.01.

(x)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the total returns for the year ended December 31, 2008 would have been lower by approximately 0.58%.

See Notes to Financial Statements

11

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,067,128	$—	$—	$14,067,128
China	191,556	31,332	—	222,888
South Korea	—	74,145	—	74,145
Japan	—	50,977	—	50,977
Corporate Bonds	—	339,646	—	339,646
Mutual Funds	354,317	—	—	354,317
Total Investments	$14,613,001	$496,100	$—	$15,109,101

Short Sales	$(521,533)	$—	$—	$(521,533)

Other Financial Instruments
Written Options	$(29,493)	$—	$—	$(29,493)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Equity Contracts	Purchased Equity Options	$32,665	$—
Equity Contracts	Written Equity Options	—	(29,493)
Total		$32,665	$(29,493)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Purchased Options	Written Options
Equity Contracts	$(143,699)	$30,765

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Purchased Options	Written Options
Equity Contracts	$113,376	$9,213

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund writes call or put options on securities for which it believes the premium received exceeds the potential loss that would result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	1,645	105,983
Options closed	(715)	(48,970)
Options expired	(315)	(18,307)
Outstanding, end of period	615	$38,706

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2010, this expense amounted to $3,361. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The fund declared no distributions for the year ended December 31, 2009.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$16,585,464
Gross appreciation	296,125
Gross depreciation	(1,772,488)
Net unrealized appreciation (depreciation)	$(1,476,363)

As of 12/31/09
Capital loss carryforwards	(20,518,221)
Other temporary differences	(38,809)
Net unrealized appreciation (depreciation)	209,066

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(16,502,070)
12/31/16	(2,853,626)
12/31/17	(1,162,525)
$(20,518,221)

The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Global Telecommunications Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $29,700 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $975, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $2.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0610% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $139 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales and short-term obligations, aggregated $13,523,940 and $13,666,083, respectively.

17

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	168,838	$990,367	645,666	$3,025,207
Service Class	177,389	1,006,130	96,890	427,795
	346,227	$1,996,497	742,556	$3,453,002
Shares reacquired
Initial Class	(254,456)	$(1,448,911)	(592,122)	$(2,766,428)
Service Class	(116,495)	(635,561)	(91,390)	(403,215)
	(370,951)	$(2,084,472)	(683,512)	$(3,169,643)
Net change
Initial Class	(85,618)	$(458,544)	53,544	$258,779
Service Class	60,894	370,569	5,500	24,580
	(24,724)	$(87,975)	59,044	$283,359

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $100 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	150,561	4,235,956	(4,032,200)	354,317

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$195	$354,317

18

MFS Technology Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vodafone Group PLC	3.2%
Sanofi-Aventis	3.0%
Nestle S.A.	2.8%
Roche Holding AG	2.7%
GlaxoSmithKline PLC	2.7%
Heineken N.V.	2.6%
Kao Corp.	2.5%
TOTAL S.A.	2.4%
British American Tobacco PLC	2.2%
Royal Dutch Shell PLC, “A”	2.2%

Equity sectors
Consumer Staples	18.3%
Financial Services	17.2%
Health Care	15.2%
Utilities & Communications	9.0%
Industrial Goods & Services	7.3%
Technology	6.3%
Energy	5.6%
Special Products & Services	3.3%
Leisure	3.1%
Basic Materials	2.9%
Transportation	2.7%
Autos & Housing	2.6%
Retailing	2.5%

Issuer country weightings
Japan	26.0%
United Kingdom	21.9%
Switzerland	12.4%
France	10.8%
Netherlands	7.4%
Germany	6.4%
United States	3.6%
Sweden	2.3%
South Korea	1.7%
Other Countries	7.5%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.06%	$1,000.00	$911.20	$5.02
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
Service Class	Actual	1.31%	$1,000.00	$909.43	$6.20
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.0%
Aerospace – 1.3%
Cobham PLC	1,210,480	$3,815,411

Alcoholic Beverages – 2.6%
Heineken N.V. (l)	185,770	$7,874,671

Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	26,307	$915,236
Sanyo Shokai Ltd.	242,400	890,261

		$1,805,497

Automotive – 1.5%
USS Co. Ltd.	61,550	$4,393,347

Broadcasting – 2.2%
Fuji Television Network, Inc.	1,281	$1,840,866
Nippon Television Network Corp.	13,470	1,846,500
Vivendi S.A.	149,781	3,030,195

		$6,717,561

Brokerage & Asset Managers – 1.4%
Daiwa Securities Group, Inc.	872,000	$3,668,250
Van Lanschot N.V. (a)	15,080	641,359

		$4,309,609

Business Services – 2.4%
Amadeus IT Holding S.A. (a)	110,492	$1,737,781
Bunzl PLC	227,460	2,268,307
Nomura Research, Inc.	153,400	3,243,041

		$7,249,129

Chemicals – 1.2%
Givaudan S.A.	4,414	$3,730,908

Computer Software – Systems – 1.8%
Konica Minolta Holdings, Inc.	331,000	$3,185,305
Venture Corp. Ltd.	347,000	2,201,360

		$5,386,665

Conglomerates – 0.9%
Tomkins PLC	771,410	$2,591,537

Construction – 1.1%
Geberit AG	20,378	$3,160,078

Consumer Products – 6.4%
Henkel KGaA, IPS	91,000	$4,426,955
Kao Corp.	324,900	7,637,673
KOSE Corp.	137,800	3,243,525
Reckitt Benckiser Group PLC	84,240	3,896,657

		$19,204,810

Containers – 0.4%
Smurfit Kappa Group PLC (a)	152,409	$1,236,028

Electrical Equipment – 2.2%
Legrand S.A.	102,170	$3,010,023
OMRON Corp.	58,200	1,258,671
Spectris PLC	212,680	2,449,436

		$6,718,130

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.6%
Halma PLC	435,794	$1,771,078
Samsung Electronics Co. Ltd.	4,863	3,053,418
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	304,538	2,972,291

		$7,796,787

Energy – Independent – 1.0%
INPEX Corp.	532	$2,956,842

Energy – Integrated – 4.6%
Royal Dutch Shell PLC, “A”	258,940	$6,539,134
TOTAL S.A.	161,130	7,171,008

		$13,710,142

Food & Beverages – 5.3%
Barry Callebaut AG	1,272	$788,633
Binggrae Co. Ltd.	13,610	559,995
Groupe Danone	81,581	4,356,585
Nestle S.A.	175,311	8,458,751
Nong Shim Co. Ltd.	8,508	1,594,425

		$15,758,389

Food & Drug Stores – 1.3%
Lawson, Inc.	87,300	$3,815,457

General Merchandise – 0.3%
Daiei, Inc. (a)(l)	183,250	$750,205

Insurance – 7.5%
Amlin PLC	204,127	$1,173,768
Catlin Group Ltd.	375,656	1,954,983
Euler Hermes (a)	15,025	941,208
Hiscox Ltd.	538,699	2,743,897
ING Groep N.V. (a)	421,426	3,128,870
Jardine Lloyd Thompson Group PLC	296,250	2,297,576
Muenchener Ruckvers AG	25,910	3,243,732
SNS REAAL Groep N.V. (a)	165,300	717,322
Swiss Reinsurance Co.	65,130	2,679,200
Zurich Financial Services Ltd.	16,190	3,553,883

		$22,434,439

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	30,600	$1,382,066

Machinery & Tools – 3.8%
ASSA ABLOY AB, “B”	136,890	$2,730,295
Glory Ltd.	110,700	2,409,603
Neopost S.A.	53,930	3,902,722
Schindler Holding AG	28,650	2,409,019

		$11,451,639

Major Banks – 4.2%
Credit Agricole S.A.	113,488	$1,161,709
HSBC Holdings PLC	690,931	6,303,387
Julius Baer Group Ltd.	24,672	702,432
Sumitomo Mitsui Financial Group, Inc.	114,100	3,221,122
UniCredito Italiano S.p.A.	608,723	1,351,184

		$12,739,834

5

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 2.5%
Kobayashi Pharmaceutical Co. Ltd.	65,100	$2,763,370
Miraca Holdings, Inc.	110,500	3,310,423
Rhoen-Klinikum AG	66,420	1,475,270

		$7,549,063

Medical Equipment – 2.0%
Smith & Nephew PLC	343,755	$3,236,497
Synthes, Inc.	23,490	2,701,069

		$5,937,566

Network & Telecom – 1.9%
Ericsson, Inc., “B”	291,150	$3,241,605
Nokia Oyj	296,530	2,421,250

		$5,662,855

Other Banks & Diversified Financials – 3.5%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Bangkok Bank Public Co. Ltd.	375,800	1,467,184
Chiba Bank Ltd.	202,000	1,216,957
Dah Sing Financial Holdings Ltd. (a)	238,400	1,351,648
DnB NOR A.S.A.	228,160	2,195,433
Hachijuni Bank Ltd.	205,000	1,154,242
Joyo Bank Ltd.	278,000	1,103,968
Sapporo Hokuyo Holdings, Inc.	227,700	1,004,837
Unione di Banche Italiane ScpA	130,532	1,123,135

		$10,617,404

Pharmaceuticals – 10.7%
GlaxoSmithKline PLC	472,270	$8,003,646
Hisamitsu Pharmaceutical Co., Inc.	46,500	1,845,059
Merck KGaA	29,720	2,165,161
Roche Holding AG	59,130	8,119,945
Sanofi-Aventis	148,040	8,927,239
Santen, Inc.	80,700	2,903,986

		$31,965,036

Printing & Publishing – 0.4%
United Business Media Ltd.	42,306	$312,297
Wolters Kluwer N.V.	53,560	1,022,023

		$1,334,320

Real Estate – 0.6%
Deutsche Wohnen AG (a)	229,527	$1,773,611

Specialty Chemicals – 1.3%
Shin-Etsu Chemical Co. Ltd.	43,300	$2,014,415
Symrise AG	84,409	1,743,820

		$3,758,235

Specialty Stores – 0.3%
Esprit Holdings Ltd.	193,072	$1,041,202

Telecommunications – Wireless – 5.5%
KDDI Corp.	1,275	$6,056,375
SmarTone Telecommunications Holdings Ltd.	714,000	736,853
Vodafone Group PLC	4,675,480	9,688,632

		$16,481,860

Telephone Services – 2.1%
China Unicom Ltd.	948,000	$1,267,376
Royal KPN N.V.	400,300	5,111,370

		$6,378,746

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Tobacco – 4.0%
British American Tobacco PLC		209,770	$6,642,327
Japan Tobacco, Inc.		1,383	4,299,525
Swedish Match AB		49,140	1,070,527

			$12,012,379

Trucking – 2.7%
TNT N.V.		145,010	$3,654,868
Yamato Holdings Co. Ltd.		336,000	4,446,430

			$8,101,298

Utilities – Electric Power – 1.4%
E.ON AG		161,401	$4,344,877

Total Common Stocks (Identified Cost, $343,259,636)			$287,947,633

Issuer/Expiration Date/Strike Price	Par Amount of Contracts

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – November 2010 @ JPY 146.3 (Premiums Paid, $272,366)	EUR	7,900,000	$537

PUT OPTIONS PURCHASED – 0.0%
JPY Currency – November 2010 @ $0.0103 (Premiums Paid, $252,978)	JPY	1,145,625,000	$40,097

Issuer	Shares/Par		Value ($)
MONEY MARKET FUNDS (v) – 3.6%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value		10,594,988	$10,594,988

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value		2,190,312	$2,190,312

Total Investments (Identified Cost, $356,570,280)			$300,773,567

OTHER ASSETS, LESS LIABILITIES – (0.3)%			(779,547)

Net Assets – 100.0%			$299,994,020

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $345,975,292)	$290,178,579
Underlying funds, at cost and value	10,594,988
Total investments, at value, including $2,076,639 of securities on loan (identified cost, $356,570,280)	$300,773,567
Foreign currency, at value (identified cost, $338,081)	339,850
Receivables for
Investments sold	2,743,761
Fund shares sold	358,443
Interest and dividends	1,050,525
Other assets	5,030
Total assets		$305,271,176
Liabilities
Payables for
Investments purchased	$2,877,398
Fund shares reacquired	74,884
Collateral for securities loaned, at value	2,190,312
Payable to affiliates
Investment adviser	15,222
Shareholder servicing costs	210
Distribution and/or service fees	3,380
Administrative services fee	585
Payable for Trustees’ compensation	5,177
Accrued expenses and other liabilities	109,988
Total liabilities		$5,277,156
Net assets		$299,994,020
Net assets consist of
Paid-in capital	$377,103,011
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $24,882 deferred country tax)	(55,807,494)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(25,405,339)
Undistributed net investment income	4,103,842
Net assets		$299,994,020
Shares of beneficial interest outstanding		23,212,199

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$60,386,747	4,639,752	$13.02
Service Class	239,607,273	18,572,447	12.90

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS | STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$6,445,204
Interest	148,211
Dividends from underlying funds	11,665
Foreign taxes withheld	(633,172)
Total investment income		$5,971,908
Expenses
Management fee	$1,326,349
Distribution and/or service fees	287,828
Shareholder servicing costs	17,643
Administrative services fee	52,668
Trustees’ compensation	18,188
Custodian fee	90,369
Shareholder communications	10,366
Auditing fees	26,671
Legal fees	3,720
Miscellaneous	14,499
Total expenses		$1,848,301
Net investment income		$4,123,607
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $79,734 country tax)	$1,499,096
Foreign currency transactions	(58,414)
Net realized gain (loss) on investments and foreign currency transactions		$1,440,682
Change in unrealized appreciation (depreciation)
Investments (net of $49,028 decrease in deferred country tax)	$(33,613,297)
Translation of assets and liabilities in foreign currencies	6,925
Net unrealized gain (loss) on investments and foreign currency translation		$(33,606,372)
Net realized and unrealized gain (loss) on investments and foreign currency		$(32,165,690)
Change in net assets from operations		$(28,042,083)

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS | STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$4,123,607	$4,427,279
Net realized gain (loss) on investments and foreign currency transactions	1,440,682	(16,898,012)
Net unrealized gain (loss) on investments and foreign currency translation	(33,606,372)	69,725,072
Change in net assets from operations	$(28,042,083)	$57,254,339
Distributions declared to shareholders
From net investment income	$(4,425,164)	$(7,654,372)
Change in net assets from fund share transactions	$62,477,022	$(16,651,005)
Total change in net assets	$30,009,775	$32,948,962
Net assets
At beginning of period	269,984,245	237,035,283
At end of period (including undistributed net investment income of $4,103,842 and $4,405,399, respectively)	$299,994,020	$269,984,245

See Notes to Financial Statements

9

MFS International Value Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.51		$12.03	$18.68	$20.02	$17.39	$15.58
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.25	$0.44	$0.33	$0.39	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		2.64	(5.94)	1.13	4.54	2.03
Total from investment operations	$(1.26)		$2.89	$(5.50)	$1.46	$4.93	$2.30
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.41)	$(0.16)	$(0.33)	$(0.24)	$(0.18)
From net realized gain on investments	—		—	(0.99)	(2.47)	(2.06)	(0.31)
Total distributions declared to shareholders	$(0.23)		$(0.41)	$(1.15)	$(2.80)	$(2.30)	$(0.49)
Net asset value, end of period	$13.02		$14.51	$12.03	$18.68	$20.02	$17.39
Total return (%) (k)(s)	(8.88	)(n)	25.37	(31.41)	7.35	29.23	15.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.06	(a)	1.09	1.05	1.05	1.11	1.13
Net investment income	2.94	(a)	2.00	2.82	1.67	2.09	1.67
Portfolio turnover	12		49	44	44	55	46
Net assets at end of period (000 omitted)	$60,387		$63,978	$57,968	$117,100	$134,008	$108,418

See Notes to Financial Statements

10

MFS International Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.38		$11.91	$18.53	$19.92	$17.32	$15.54
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.23	$0.39	$0.16	$0.34	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		2.62	(5.87)	1.24	4.53	2.02
Total from investment operations	$(1.28)		$2.85	$(5.48)	$1.40	$4.87	$2.24
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.15)	$(0.32)	$(0.21)	$(0.15)
From net realized gain on investments	—		—	(0.99)	(2.47)	(2.06)	(0.31)
Total distributions declared to shareholders	$(0.20)		$(0.38)	$(1.14)	$(2.79)	$(2.27)	$(0.46)
Net asset value, end of period	$12.90		$14.38	$11.91	$18.53	$19.92	$17.32
Total return (%) (k)(s)	(9.06	)(n)	25.11	(31.58)	7.04	28.95	14.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.31	(a)	1.34	1.30	1.30	1.36	1.39
Net investment income	2.76	(a)	1.83	2.52	0.87	1.84	1.37
Portfolio turnover	12		49	44	44	55	46
Net assets at end of period (000 omitted)	$239,607		$206,006	$179,067	$224,339	$14,973	$10,994

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$77,862,318	$—	$77,862,318
United Kingdom	—	65,688,573	—	65,688,573
Switzerland	—	37,219,154	—	37,219,154
France	—	32,500,688	—	32,500,688
Netherlands	—	22,150,482	—	22,150,482
Germany	—	19,173,426	—	19,173,426
Sweden	—	7,042,427	—	7,042,427
South Korea	1,594,425	3,613,414	—	5,207,839
Hong Kong	—	3,129,703	—	3,129,703
Other Countries	4,208,319	13,764,704	—	17,973,023
Purchased Currency Options	—	40,634	—	40,634
Mutual Funds	12,785,300	—	—	12,785,300
Total Investments	$18,588,044	$282,185,523	$—	$300,773,567

For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2010, the fund held one Level 3 security valued at $0 which was also held and valued at $0 at December 31, 2009.

Of the level 2 investments presented above, equity investments amounting to $70,019,000 were considered level 1 investments at the beginning of the period. Of the Level 1 investments presented above, equity investments amounting to $1,594,425 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Foreign Exchange Contracts	Purchased Currency Options	$40,634

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Purchased Options
Foreign Exchange Contracts	$(611,945)

There is no realized gain (loss) from derivatives transactions during the period.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$7,654,372

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$357,743,893
Gross appreciation	7,486,431
Gross depreciation	(64,456,757)
Net unrealized appreciation (depreciation)	$(56,970,326)

As of 12/31/09
Undistributed ordinary income	4,423,531
Capital loss carryforwards	(25,672,408)
Other temporary differences	(84,866)
Net unrealized appreciation (depreciation)	(23,308,001)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(7,444,841)
12/31/17	(18,227,567)
$(25,672,408)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,040,282	$1,823,810
Service Class	3,384,882	5,830,562
Total	$4,425,164	$7,654,372

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $17,634, which equated

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $9.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0357% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,459 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $94,759,013 and $33,350,319, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	531,296	$7,572,076	290,600	$4,072,824
Service Class	4,996,702	69,515,714	2,568,502	29,145,117
	5,527,998	$77,087,790	2,859,102	$33,217,941
Shares issued to shareholders in reinvestment of distributions
Initial Class	71,448	$1,040,282	173,366	$1,823,810
Service Class	234,410	3,384,882	557,948	5,830,562
	305,858	$4,425,164	731,314	$7,654,372
Shares reacquired
Initial Class	(372,315)	$(5,240,697)	(874,433)	$(10,178,448)
Service Class	(988,221)	(13,795,235)	(3,832,506)	(47,344,870)
	(1,360,536)	$(19,035,932)	(4,706,939)	$(57,523,318)
Net change
Initial Class	230,429	$3,371,661	(410,467)	$(4,281,814)
Service Class	4,242,891	59,105,361	(706,056)	(12,369,191)
	4,473,320	$62,477,022	(1,116,523)	$(16,651,005)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal

17

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,718 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,462,583	71,918,708	(70,786,303)	10,594,988

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,665	$10,594,988

18

MFS International Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

BRG-SEM

MFS® BLENDED RESEARCH® GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Blended Research Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.2%
Microsoft Corp.	2.4%
Oracle Corp.	2.4%
Procter & Gamble Co.	2.3%
PepsiCo, Inc.	2.3%
International Business Machines Corp.	2.3%
Intel Corp.	2.2%
Philip Morris International, Inc.	2.1%
Johnson & Johnson	2.1%
Amgen, Inc.	2.0%

Equity sectors
Technology	26.8%
Health Care	15.8%
Consumer Staples	12.9%
Retailing	8.9%
Leisure	5.7%
Financial Services	5.6%
Basic Materials	5.3%
Industrial Goods & Services	4.9%
Special Products & Services	3.8%
Utilities & Communications	3.4%
Autos & Housing	2.0%
Transportation	1.9%
Energy	1.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Growth Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Blended Research Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.60%	$1,000.00	$944.11	$2.89
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$941.75	$4.09
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Blended Research Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.6%
Lockheed Martin Corp.	652	$48,574
Northrop Grumman Corp.	787	42,844
United Technologies Corp.	204	13,242

		$104,660

Airlines – 0.2%
Copa Holdings S.A., “A”	181	$8,004

Apparel Manufacturers – 0.2%
Phillips-Van Heusen Corp.	140	$6,478

Automotive – 1.1%
Johnson Controls, Inc.	1,682	$45,195

Biotechnology – 4.4%
Amgen, Inc. (a)	1,475	$77,585
Genzyme Corp. (a)	1,028	52,192
Life Technologies Corp. (a)	953	45,029

		$174,806

Business Services – 2.9%
Cognizant Technology Solutions Corp., “A” (a)	1,392	$69,684
MasterCard, Inc., “A”	33	6,584
Visa, Inc., “A”	570	40,327

		$116,595

Cable TV – 0.2%
DIRECTV, “A” (a)	270	$9,158

Chemicals – 3.5%
3M Co.	717	$56,636
Celanese Corp.	1,566	39,009
Dow Chemical Co.	614	14,564
Ecolab, Inc.	626	28,114

		$138,323

Computer Software – 9.8%
Adobe Systems, Inc. (a)	1,688	$44,614
Akamai Technologies, Inc. (a)	1,214	49,252
Autodesk, Inc. (a)	1,561	38,026
Microsoft Corp.	4,162	95,768
Oracle Corp.	4,399	94,403
Salesforce.com, Inc. (a)	235	20,168
VeriSign, Inc. (a)	1,775	47,126

		$389,357

Computer Software – Systems – 8.4%
Apple, Inc. (a)	817	$205,500
Hewlett-Packard Co.	846	36,615
International Business Machines Corp.	745	91,993

		$334,108

Construction – 0.9%
Lennox International, Inc.	806	$33,505

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 4.5%
Colgate-Palmolive Co.	423	$33,315
Kimberly-Clark Corp.	894	54,203
Procter & Gamble Co.	1,543	92,549

		$180,067

Consumer Services – 0.9%
DeVry, Inc.	699	$36,691

Electrical Equipment – 0.7%
Cooper Industries PLC	297	$13,068
Danaher Corp.	364	13,512

		$26,580

Electronics – 4.2%
Agilent Technologies, Inc. (a)	1,135	$32,268
Intel Corp.	4,554	88,575
Jabil Circuit, Inc.	600	7,980
National Semiconductor Corp.	1,109	14,927
Silicon Laboratories, Inc. (a)	595	24,133

		$167,883

Energy – Integrated – 1.3%
Exxon Mobil Corp.	869	$49,594

Engineering – Construction – 0.7%
Shaw Group, Inc. (a)	821	$28,095

Food & Beverages – 5.1%
Coca-Cola Co.	655	$32,829
General Mills, Inc.	1,404	49,870
Kellogg Co.	540	27,162
PepsiCo, Inc.	1,512	92,156

		$202,017

Food & Drug Stores – 1.1%
Whole Foods Market, Inc. (a)	1,173	$42,251

Gaming & Lodging – 1.6%
Royal Caribbean Cruises Ltd. (a)	1,316	$29,965
Starwood Hotels & Resorts Worldwide, Inc.	806	33,393

		$63,358

General Merchandise – 3.3%
Macy’s, Inc.	2,348	$42,029
Target Corp.	444	21,831
Wal-Mart Stores, Inc.	1,420	68,259

		$132,119

Health Maintenance Organizations – 0.2%
Aetna, Inc.	347	$9,154

Insurance – 2.7%
Allied World Assurance Co. Holdings Ltd.	319	$14,476
Chubb Corp.	162	8,102

5

MFS Blended Research Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
MetLife, Inc.	1,064	$40,177
Prudential Financial, Inc.	814	43,679

		$106,434

Internet – 1.1%
Google, Inc., “A” (a)	98	$43,605

Leisure & Toys – 0.9%
Activision Blizzard, Inc.	3,392	$35,582

Major Banks – 1.7%
Goldman Sachs Group, Inc.	174	$22,841
Morgan Stanley	1,828	42,428

		$65,269

Medical & Health Technology & Services – 1.6%
Lincare Holdings, Inc.	1,602	$52,081
McKesson Corp.	193	12,962

		$65,043

Medical Equipment – 4.1%
Intuitive Surgical, Inc. (a)	15	$4,734
Medtronic, Inc.	1,844	66,882
Thermo Fisher Scientific, Inc. (a)	842	41,300
Waters Corp. (a)	754	48,784

		$161,700

Metals & Mining – 0.8%
Cliffs Natural Resources, Inc.	670	$31,597

Natural Gas – Pipeline – 1.0%
Williams Cos., Inc.	2,131	$38,955

Network & Telecom – 3.3%
Cisco Systems, Inc. (a)	2,846	$60,648
F5 Networks, Inc. (a)	434	29,759
Juniper Networks, Inc. (a)	1,491	34,025
QUALCOMM, Inc.	141	4,630

		$129,062

Oil Services – 0.6%
Noble Corp.	555	$17,155
Transocean, Inc. (a)	117	5,421

		$22,576

Other Banks & Diversified Financials – 1.2%
American Express Co.	1,193	$47,362

Pharmaceuticals – 5.5%
Abbott Laboratories	1,469	$68,720
Inverness Medical Innovations, Inc. (a)	1,230	32,792
Johnson & Johnson	1,380	81,503
Mylan, Inc. (a)	1,990	33,910

		$216,925

Pollution Control – 0.9%
Republic Services, Inc.	1,224	$36,390

Printing & Publishing – 0.7%
MSCI, Inc., “A” (a)	992	$27,181

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 2.3%
Darden Restaurants, Inc.	1,245	$48,368
McDonald’s Corp.	662	43,606

		$91,974

Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	303	$19,637
Praxair, Inc.	248	18,846

		$38,483

Specialty Stores – 4.3%
Amazon.com, Inc. (a)	320	$34,963
Home Depot, Inc.	897	25,179
Limited Brands, Inc.	2,203	48,620
Netflix, Inc. (a)	229	24,881
Tiffany & Co.	995	37,720

		$171,363

Telephone Services – 1.1%
American Tower Corp., “A” (a)	472	$21,004
tw telecom, Inc. (a)	1,318	21,984

		$42,988

Tobacco – 3.3%
Lorillard, Inc.	645	$46,427
Philip Morris International, Inc.	1,825	83,658

		$130,085

Trucking – 1.7%
United Parcel Service, Inc., “B”	1,202	$68,382

Utilities – Electric Power – 1.3%
Alliant Energy Corp.	147	$4,666
Constellation Energy Group, Inc.	654	21,091
PPL Corp.	983	24,526

		$50,283

Total Common Stocks (Identified Cost, $4,062,992)		$3,919,237

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	55,174	$55,174

Total Investments (Identified Cost, $4,118,166)		$3,974,411

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(11,953)

Net Assets – 100.0%		$3,962,458

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $4,062,992)	$3,919,237
Underlying funds, at cost and value	55,174
Total investments, at value (identified cost, $4,118,166)	$3,974,411
Receivables for
Dividends	4,337
Receivable from investment adviser	7,617
Other assets	164
Total assets		$3,986,529
Liabilities
Payable to affiliates
Investment adviser	$134
Shareholder servicing costs	3
Distribution and/or service fees	28
Administrative services fee	55
Payable for Trustees’ compensation	83
Accrued expenses and other liabilities	23,768
Total liabilities		$24,071
Net assets		$3,962,458
Net assets consist of
Paid-in capital	$5,071,795
Unrealized appreciation (depreciation) on investments	(143,755)
Accumulated net realized gain (loss) on investments	(985,383)
Undistributed net investment income	19,801
Net assets		$3,962,458
Shares of beneficial interest outstanding		510,174

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,987,496	255,817	$7.77
Service Class	1,974,962	254,357	7.76

See Notes to Financial Statements

7

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$35,226
Dividends from underlying funds	37
Total investment income		$35,263
Expenses
Management fee	$12,781
Distribution and/or service fees	2,657
Shareholder servicing costs	256
Administrative services fee	4,960
Trustees’ compensation	284
Custodian fee	1,216
Shareholder communications	2,598
Auditing fees	21,690
Legal fees	3,720
Miscellaneous	4,005
Total expenses		$54,167
Reduction of expenses by investment adviser	(38,705)
Net expenses		$15,462
Net investment income		$19,801
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$135,497
Change in unrealized appreciation (depreciation) on investments		$(393,305)
Net realized and unrealized gain (loss) on investments		$(257,808)
Change in net assets from operations		$(238,007)

See Notes to Financial Statements

8

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$19,801	$41,102
Net realized gain (loss) on investments	135,497	(541,369)
Net unrealized gain (loss) on investments	(393,305)	1,662,199
Change in net assets from operations	$(238,007)	$1,161,932
Distributions declared to shareholders
From net investment income	$—	$(41,102)
From tax return of capital	—	(102)
Total distributions declared to shareholders	$—	$(41,204)
Change in net assets from fund share transactions	$—	$41,204
Total change in net assets	$(238,007)	$1,161,932
Net assets
At beginning of period	4,200,465	3,038,533
At end of period (including undistributed net investment income of $19,801 and $0, respectively)	$3,962,458	$4,200,465

See Notes to Financial Statements

9

MFS Blended Research Growth Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008		2007 (c)
	(unaudited)
Net asset value, beginning of period	$8.23		$6.01		$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09		$0.07		$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.50)		2.22		(4.10)		0.11
Total from investment operations	$(0.46)		$2.31		$(4.03)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.07)		$(0.00	)(w)
From tax return of capital	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.09)		$(0.07)		$(0.00	)(w)
Net asset value, end of period	$7.77		$8.23		$6.01		$10.11
Total return (%) (k)(r)(s)	(5.59	)(n)	38.42		(39.84)		1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.85		2.87		10.74	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60		0.60		0.60	(a)
Net investment income	1.05	(a)	1.30		0.83		0.81	(a)
Portfolio turnover	38		74		50		0
Net assets at end of period (000 omitted)	$1,987		$2,106		$1,521		$2,528

See Notes to Financial Statements

10

MFS Blended Research Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008		2007 (c)
	(unaudited)
Net asset value, beginning of period	$8.24		$6.02		$10.11		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07		$0.05		$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.51)		2.22		(4.09)		0.11
Total from investment operations	$(0.48)		$2.29		$(4.04)		$0.11
Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.05)		$(0.00	)(w)
From tax return of capital	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.07)		$(0.05)		$(0.00	)(w)
Net asset value, end of period	$7.76		$8.24		$6.02		$10.11
Total return (%) (k)(r)(s)	(5.83	)(n)	38.07		(39.96)		1.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67	(a)	3.10		3.12		10.99	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85		0.85		0.85	(a)
Net investment income	0.80	(a)	1.05		0.58		0.56	(a)
Portfolio turnover	38		74		50		0
Net assets at end of period (000 omitted)	$1,975		$2,095		$1,517		$2,528

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Blended Research Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

12

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,919,237	$—	$—	$3,919,237
Mutual Funds	55,174	—	—	55,174
Total Investments	$3,974,411	$—	$—	$3,974,411

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended June 30, 2010, there were no significant adjustments due to differences between book and tax accounting.

13

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$41,102
Tax return of capital (b)	102
Total distributions	$41,204

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$4,118,166
Gross appreciation	275,474
Gross depreciation	(419,229)
Net unrealized appreciation (depreciation)	$(143,755)

As of 12/31/09
Capital loss carryforwards	(1,098,438)
Post-October capital loss deferral	(22,442)
Net unrealized appreciation (depreciation)	249,550

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$ (255,285)
12/31/17	(843,153)
$(1,098,438)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/10	Year ended 12/31/09	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$—	$22,774	$—	$51
Service Class	—	18,328	—	51
Total	$—	$41,102	$—	$102

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $38,705 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund

14

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $255, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $1.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.2329% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $35 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 18, 2007, MFS purchased 250,000 shares of both the Initial Class and Service Class for an aggregate amount of $5,000,000. At June 30, 2010, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,588,057 and $1,570,970, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,743	$22,825
Service Class	—	—	2,207	18,379
	—	$—	4,950	$41,204

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the

15

MFS Blended Research Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $25 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	64,225	70,606	(79,657)	55,174

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37	$55,174

16

MFS Blended Research Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS® Investment Management

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10

BRV-SEM

MFS® BLENDED RESEARCH® VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Blended Research Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bank of America Corp.	3.9%
JPMorgan Chase & Co.	3.2%
AT&T, Inc.	3.2%
Wells Fargo & Co.	3.1%
Chevron Corp.	3.0%
Procter & Gamble Co.	2.7%
Johnson & Johnson	2.2%
Pfizer, Inc.	2.2%
Goldman Sachs Group, Inc.	2.1%
General Electric Co.	2.0%

Equity sectors
Financial Services	27.2%
Utilities & Communications	15.5%
Health Care	13.6%
Energy	8.9%
Consumer Staples	8.5%
Industrial Goods & Services	6.8%
Leisure	4.9%
Basic Materials	3.3%
Technology	3.1%
Retailing	3.0%
Autos & Housing	1.9%
Transportation	1.4%
Special Products & Services	0.7%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Value Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Blended Research Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.60%	$1,000.00	$948.62	$2.90
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$948.62	$4.11
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS Blended Research Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 2.5%
Lockheed Martin Corp.	400	$29,800
Northrop Grumman Corp.	1,160	63,150

		$92,950

Airlines – 0.4%
Copa Holdings S.A., “A”	320	$14,150

Automotive – 0.7%
Johnson Controls, Inc.	1,020	$27,406

Biotechnology – 1.4%
Amgen, Inc. (a)	1,000	$52,600

Broadcasting – 0.7%
CBS Corp., “B”	1,200	$15,516
Walt Disney Co.	350	11,025

		$26,541

Business Services – 0.5%
Western Union Co.	1,390	$20,725

Cable TV – 1.0%
Comcast Corp., “A”	1,110	$19,281
DIRECTV Group, Inc., “A” (a)	570	19,334

		$38,615

Chemicals – 2.2%
Celanese Corp.	850	$21,174
Dow Chemical Co.	1,070	25,380
PPG Industries, Inc.	590	35,642

		$82,196

Computer Software – 1.0%
Adobe Systems, Inc. (a)	700	$18,501
Microsoft Corp.	850	19,559

		$38,060

Construction – 0.5%
NVR, Inc. (a)	26	$17,031

Consumer Products – 3.2%
Newell Rubbermaid, Inc.	1,280	$18,739
Procter & Gamble Co.	1,710	102,566

		$121,305

Consumer Services – 0.2%
Apollo Group, Inc., “A” (a)	220	$9,343

Electrical Equipment – 2.7%
General Electric Co.	5,270	$75,993
WESCO International, Inc. (a)	760	25,589

		$101,582

Electronics – 1.6%
Advanced Micro Devices, Inc. (a)	3,460	$25,327
Microchip Technology, Inc.	720	19,973
SanDisk Corp. (a)	360	15,145

		$60,445

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.7%
Anadarko Petroleum Corp.	320	$11,549
Apache Corp.	390	32,834
Noble Energy, Inc.	190	11,463
Occidental Petroleum Corp.	120	9,258

		$65,104

Energy – Integrated – 6.3%
Chevron Corp.	1,680	$114,005
ConocoPhillips	500	24,545
Exxon Mobil Corp.	620	35,383
Hess Corp.	640	32,218
Marathon Oil Corp.	1,010	31,401

		$237,552

Food & Beverages – 4.0%
Dr Pepper Snapple Group, Inc.	1,320	$49,355
General Mills, Inc.	1,140	40,493
Kellogg Co.	550	27,665
Kraft Foods, Inc., ”A”	810	22,680
Tyson Foods, Inc., “A”	760	12,456

		$152,649

Furniture & Appliances – 0.7%
Whirlpool Corp.	310	$27,224

Gaming & Lodging – 1.5%
Las Vegas Sands Corp. (a)	840	$18,598
Royal Caribbean Cruises Ltd. (a)	1,740	39,620

		$58,218

General Merchandise – 1.1%
Macy’s, Inc.	2,350	$42,065

Health Maintenance Organizations – 1.7%
Aetna, Inc.	1,700	$44,846
WellPoint, Inc. (a)	360	17,615

		$62,461

Insurance – 8.1%
ACE Ltd.	360	$18,533
Aflac, Inc.	330	14,081
Allied World Assurance Co. Holdings Ltd.	360	16,337
Berkshire Hathaway, Inc., “B” (a)	610	48,611
Chubb Corp.	450	22,505
Endurance Specialty Holdings Ltd.	790	29,649
MetLife, Inc.	1,200	45,312
Prudential Financial, Inc.	990	53,123
Travelers Cos., Inc.	1,200	59,100

		$307,251

Leisure & Toys – 1.1%
Activision Blizzard, Inc.	3,940	$41,331

Machinery & Tools – 1.2%
Timken Co.	1,670	$43,403

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MFS Blended Research Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 14.3%
Bank of America Corp.	10,342	$148,615
Bank of New York Mellon Corp.	1,100	27,159
Goldman Sachs Group, Inc.	600	78,762
JPMorgan Chase & Co.	3,330	121,911
PNC Financial Services Group, Inc.	820	46,330
Wells Fargo & Co.	4,610	118,016

		$540,793

Medical & Health Technology & Services – 2.7%
AmerisourceBergen Corp.	820	$26,035
Lincare Holdings, Inc.	1,175	38,199
McKesson Corp.	580	38,953

		$103,187

Medical Equipment – 1.0%
St. Jude Medical, Inc. (a)	540	$19,489
Thermo Fisher Scientific, Inc. (a)	400	19,620

		$39,109

Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.	550	$25,938
United States Steel Corp.	370	14,264

		$40,202

Natural Gas – Pipeline – 2.1%
El Paso Corp.	3,360	$37,330
Williams Cos., Inc.	2,210	40,399

		$77,729

Network & Telecom – 0.5%
Tellabs, Inc.	2,770	$17,700

Oil Services – 0.9%
National Oilwell Varco, Inc.	1,010	$33,401

Other Banks & Diversified Financials – 2.2%
American Express Co.	1,170	$46,449
Citigroup, Inc. (a)	9,880	37,149

		$83,598

Pharmaceuticals – 6.8%
Abbott Laboratories	910	$42,570
Endo Pharmaceuticals Holdings, Inc. (a)	870	18,983
Johnson & Johnson	1,420	83,865
Merck & Co., Inc.	840	29,375
Pfizer, Inc.	5,700	81,282

		$256,075

Pollution Control – 0.4%
Republic Services, Inc.	562	$16,708

Railroad & Shipping – 1.0%
CSX Corp.	730	$36,230

Real Estate – 2.6%
Annaly Mortgage Management, Inc., REIT	1,830	$31,385
Equity Residential, REIT	850	35,394
Mack-Cali Realty Corp., REIT	1,110	33,000

		$99,779

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 0.6%
Darden Restaurants, Inc.	600	$23,310

Specialty Stores – 1.9%
Home Depot, Inc.	1,410	$39,579
Limited Brands, Inc.	1,500	33,105

		$72,684

Telecommunications – Wireless – 0.5%
Sprint Nextel Corp. (a)	4,530	$19,207

Telephone Services – 6.0%
AT&T, Inc.	5,000	$120,950
CenturyTel, Inc.	1,297	43,203
Verizon Communications, Inc.	570	15,971
Virgin Media, Inc.	2,690	44,896

		$225,020

Tobacco – 1.3%
Reynolds American, Inc.	970	$50,556

Utilities – Electric Power – 6.9%
Constellation Energy Group, Inc.	1,190	$38,378
Dominion Resources, Inc.	700	27,118
Edison International	520	16,494
Integrys Energy Group, Inc.	940	41,116
NRG Energy, Inc. (a)	1,330	28,209
PG&E Corp.	1,210	49,731
PPL Corp.	1,500	37,425
Public Service Enterprise Group, Inc.	680	21,304

		$259,775

Total Common Stocks (Identified Cost, $4,253,559)		$3,735,270

MONEY MARKET FUNDS (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	71,536	$71,536

Total Investments (Identified Cost, $4,325,095)		$3,806,806

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(26,959)

Net Assets – 100.0%		$3,779,847

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $4,253,559)	$3,735,270
Underlying funds, at cost and value	71,536
Total investments, at value (identified cost, $4,325,095)	$3,806,806
Receivables for
Investments sold	463,758
Dividends	5,901
Receivable from investment adviser	7,684
Other assets	162
Total assets		$4,284,311
Liabilities
Payable for investments purchased	$480,595
Payable to affiliates
Investment adviser	128
Shareholder servicing costs	3
Distribution and/or service fees	27
Administrative services fee	55
Payable for Trustees’ compensation	79
Accrued expenses and other liabilities	23,577
Total liabilities		$504,464
Net assets		$3,779,847
Net assets consist of
Paid-in capital	$5,157,668
Unrealized appreciation (depreciation) on investments	(518,289)
Accumulated net realized gain (loss) on investments	(892,549)
Undistributed net investment income	33,017
Net assets		$3,779,847
Shares of beneficial interest outstanding		524,867

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,895,903	263,169	$7.20
Service Class	1,883,944	261,698	7.20

See Notes to Financial Statements

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MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividend income	$47,784
Dividends from underlying funds	46
Total investment income		$47,830
Expenses
Management fee	$12,245
Distribution and/or service fees	2,545
Shareholder servicing costs	245
Administrative services fee	4,959
Trustees’ compensation	269
Custodian fee	1,200
Shareholder communications	2,693
Auditing fees	21,690
Legal fees	3,720
Miscellaneous	4,360
Total expenses		$53,926
Reduction of expenses by investment adviser	(39,113)
Net expenses		$14,813
Net investment income		$33,017
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$60,645
Change in unrealized appreciation (depreciation) on investments		$(296,941)
Net realized and unrealized gain (loss) on investments		$(236,296)
Change in net assets from operations		$(203,279)

See Notes to Financial Statements

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MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$33,017	$69,546
Net realized gain (loss) on investments	60,645	(400,738)
Net unrealized gain (loss) on investments	(296,941)	1,015,945
Change in net assets from operations	$(203,279)	$684,753
Distributions declared to shareholders
From net investment income	$—	$(69,546)
From tax return of capital	—	(2,958)
Total distributions declared to shareholders	$—	$(72,504)
Change in net assets from fund share transactions	$—	$72,504
Total change in net assets	$(203,279)	$684,753
Net assets
At beginning of period	3,983,126	3,298,373
At end of period (including undistributed net investment income of $33,017 and $0, respectively)	$3,779,847	$3,983,126

See Notes to Financial Statements

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MFS Blended Research Value Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007 (c)
	(unaudited)
Net asset value, beginning of period	$7.59		$6.40	$10.07	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.18	$0.01
Net realized and unrealized gain (loss) on investments	(0.46)		1.20	(3.66)	0.07
Total from investment operations	$(0.39)		$1.34	$(3.48)	$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.17)	$(0.01)
From net realized gain on investments	—		—	—	(0.00	)(w)
From tax return of capital	—		(0.01)	(0.02)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.15)	$(0.19)	$(0.01)
Net asset value, end of period	$7.20		$7.59	$6.40	$10.07
Total return (%) (k)(r)(s)	(5.14	)(n)	20.90	(34.44)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.52	(a)	2.96	2.79	10.80	(a)
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60	0.60	(a)
Net investment income	1.74	(a)	2.17	2.10	2.22	(a)
Portfolio turnover	34		50	49	0
Net assets at end of period (000 omitted)	$1,896		$1,997	$1,651	$2,519

See Notes to Financial Statements

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MFS Blended Research Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008	2007 (c)
	(unaudited)
Net asset value, beginning of period	$7.59		$6.40		$10.07	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13		$0.16	$0.01
Net realized and unrealized gain (loss) on investments	(0.45)		1.19		(3.66)	0.07
Total from investment operations	$(0.39)		$1.32		$(3.50)	$0.08
Less distributions declared to shareholders
From net investment income	$—		$(0.13)		$(0.16)	$(0.01)
From net realized gain on investments	—		—		—	(0.00	)(w)
From tax return of capital	—		(0.00	)(w)	(0.01)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.13)		$(0.17)	$(0.01)
Net asset value, end of period	$7.20		$7.59		$6.40	$10.07
Total return (%) (k)(r)(s)	(5.14	)(n)	20.64		(34.66)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.77	(a)	3.21		3.04	11.05	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85		0.85	0.85	(a)
Net investment income	1.49	(a)	1.95		1.85	1.97	(a)
Portfolio turnover	34		50		49	0
Net assets at end of period (000 omitted)	$1,884		$1,986		$1,647	$2,519

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Blended Research Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,735,270	$—	$—	$3,735,270
Mutual Funds	71,536	—	—	71,536
Total Investments	$3,806,806	$—	$—	$3,806,806

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

13

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$69,546
Tax return of capital (a)	2,958
Total distributions	$72,504

(a)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$4,329,840
Gross appreciation	143,324
Gross depreciation	(666,358)
Net unrealized appreciation (depreciation)	$(523,034)

As of 12/31/09
Capital loss carryforwards	(946,638)
Post-October capital loss deferral	(2,251)
Net unrealized appreciation (depreciation)	(225,653)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(387,449)
12/31/17	(559,189)
$(946,638)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/10	Year ended 12/31/09	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$—	$36,943	$—	$1,482
Service Class	—	32,603	—	1,476
Total	$—	$69,546	$—	$2,958

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $39,113 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses

14

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $244, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $1.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.2432% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $33 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 18, 2007, MFS purchased 250,000 shares of both the Initial Class and Service Class for an aggregate amount of $5,000,000. At June 30, 2010, MFS was the sole shareholder of both classes.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,397,425 and $1,374,303, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,009	$38,425
Service Class	—	—	4,438	34,079
	—	$—	9,447	$72,504

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with

15

MFS Blended Research Value Portfolio

Notes to Financial Statements (unaudited) – continued

certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $25 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	57,659	75,913	(62,036)	71,536

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46	$71,536

16

MFS Blended Research Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

MFS
INVESTMENT MANAGEMENT

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Schlumberger Ltd.	2.2%
Oracle Corp.	2.2%
Cisco Systems, Inc.	2.2%
BHP Billiton PLC	1.9%
Danaher Corp.	1.8%
Google, Inc., “A”	1.8%
Groupe Danone	1.8%
MasterCard, Inc., “A”	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Nestle S.A.	1.7%

Equity sectors
Technology	16.9%
Financial Services	15.1%
Health Care	15.0%
Consumer Staples	14.4%
Basic Materials	8.3%
Special Products & Services	7.8%
Retailing	7.5%
Energy	6.7%
Industrial Goods & Services	4.3%
Leisure	1.1%
Utilities & Communications	0.8%

Issuer country weightings
United States	46.4%
United Kingdom	10.0%
Switzerland	8.7%
France	6.4%
Japan	5.2%
Germany	4.8%
Taiwan	3.2%
Brazil	2.7%
Netherlands	2.2%
Other Countries	10.4%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.21%	$1,000.00	$892.51	$5.68
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
Service Class	Actual	1.46%	$1,000.00	$892.00	$6.85
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.9%
Aerospace – 1.1%
United Technologies Corp.	11,670	$757,500

Alcoholic Beverages – 4.0%
Companhia de Bebidas das Americas, ADR	7,810	$788,885
Diageo PLC	58,400	915,073
Heineken N.V.	13,590	576,071
Pernod Ricard S.A.	4,270	330,314

		$2,610,343

Apparel Manufacturers – 3.8%
Compagnie Financiere Richemont S.A.	18,037	$627,518
Li & Fung Ltd.	123,800	554,194
LVMH Moet Hennessy Louis Vuitton S.A.	7,410	807,154
NIKE, Inc., “B”	7,660	517,433

		$2,506,299

Broadcasting – 0.5%
Publicis Groupe S.A. (l)	8,000	$318,013

Brokerage & Asset Managers – 5.4%
Charles Schwab Corp.	43,490	$616,688
CME Group, Inc.	1,590	447,665
Deutsche Boerse AG	10,750	653,136
Franklin Resources, Inc.	8,500	732,615
ICAP PLC	115,480	692,212
Nomura Holdings, Inc.	80,200	439,050

		$3,581,366

Business Services – 7.8%
Accenture Ltd., “A”	28,640	$1,106,936
Cognizant Technology Solutions Corp., “A” (a)	7,740	387,464
Dun & Bradstreet Corp.	11,870	796,714
Intertek Group PLC	34,640	740,864
MasterCard, Inc., “A”	5,890	1,175,232
Verisk Analytics, Inc., “A” (a)	13,640	407,836
Visa, Inc., “A”	7,140	505,155

		$5,120,201

Chemicals – 1.0%
Monsanto Co.	13,620	$629,516

Computer Software – 2.2%
Oracle Corp.	66,830	$1,434,172

Computer Software – Systems – 5.2%
Acer, Inc.	390,860	$906,443
Apple, Inc. (a)	3,840	965,875
EMC Corp. (a)	19,200	351,360
International Business Machines Corp.	5,380	664,322
Konica Minolta Holdings, Inc.	57,500	553,338

		$3,441,338

Consumer Products – 5.0%
Beiersdorf AG	5,770	$317,184
Church & Dwight Co., Inc.	9,630	603,897
Colgate-Palmolive Co.	11,680	919,917

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	12,170	$729,957
Reckitt Benckiser Group PLC	15,290	707,264

		$3,278,219

Electrical Equipment – 3.2%
Danaher Corp.	32,630	$1,211,226
Schneider Electric S.A.	8,755	886,136

		$2,097,362

Electronics – 5.5%
Hoya Corp.	27,800	$590,303
Microchip Technology, Inc.	24,540	680,740
Samsung Electronics Co. Ltd.	1,355	850,788
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	119,488	1,166,203
Tokyo Electron Ltd.	6,100	329,422

		$3,617,456

Energy – Independent – 1.2%
INPEX Corp.	138	$767,000

Energy – Integrated – 2.8%
Chevron Corp.	6,490	$440,411
Exxon Mobil Corp.	4,160	237,411
Hess Corp.	8,210	413,291
Petroleo Brasileiro S.A., ADR	10,520	361,046
Suncor Energy, Inc.	12,870	378,768

		$1,830,927

Food & Beverages – 5.4%
Groupe Danone	22,202	$1,185,630
Mead Johnson Nutrition Co., “A”	8,400	421,008
Nestle S.A.	23,092	1,114,188
PepsiCo, Inc.	13,650	831,968

		$3,552,794

Food & Drug Stores – 1.3%
Tesco PLC	146,479	$824,747

Internet – 1.8%
Google, Inc., “A” (a)	2,720	$1,210,264

Major Banks – 6.3%
Bank of New York Mellon Corp.	31,950	$788,846
Credit Suisse Group AG	19,560	735,138
HSBC Holdings PLC	81,259	741,329
Julius Baer Group Ltd.	27,908	794,564
Standard Chartered PLC	27,364	664,286
State Street Corp.	12,410	419,706

		$4,143,869

Medical & Health Technology & Services – 1.0%
Fresenius Medical Care AG & Co. KGaA	6,590	$356,517
Patterson Cos., Inc.	11,090	316,398

		$672,915

5

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 7.5%
Becton, Dickinson & Co.	6,700	$453,054
DENTSPLY International, Inc.	21,510	643,364
Essilor International S.A.	5,970	355,456
Medtronic, Inc.	15,380	557,833
Sonova Holding AG	5,725	702,056
St. Jude Medical, Inc. (a)	8,940	322,645
Synthes, Inc.	7,790	895,757
Thermo Fisher Scientific, Inc. (a)	11,320	555,246
Waters Corp. (a)	6,450	417,315

		$4,902,726

Metals & Mining – 1.9%
BHP Billiton PLC	48,780	$1,262,273

Network & Telecom – 2.2%
Cisco Systems, Inc. (a)	66,890	$1,425,426

Oil Services – 2.7%
National Oilwell Varco, Inc.	9,200	$304,244
Schlumberger Ltd.	26,640	1,474,258

		$1,778,502

Other Banks & Diversified Financials – 3.4%
Banco Santander Brasil S.A., ADR	59,290	$612,466
China Construction Bank	592,000	476,412
Credicorp Ltd.	6,650	604,419
HDFC Bank Ltd.	13,180	542,388

		$2,235,685

Pharmaceuticals – 6.5%
Abbott Laboratories	6,990	$326,992
Allergan, Inc.	6,200	361,212
Bayer AG	17,916	999,624
Johnson & Johnson	13,720	810,303
Roche Holding AG	6,210	852,780
Teva Pharmaceutical Industries Ltd., ADR	17,290	898,907

		$4,249,818

Printing & Publishing – 0.6%
MSCI, Inc., “A” (a)	15,540	$425,796

Specialty Chemicals – 5.4%
Akzo Nobel N.V.	16,720	$864,894
L’Air Liquide S.A.	3,083	309,663
Linde AG	4,000	420,010
Praxair, Inc.	10,910	829,051
Shin-Etsu Chemical Co. Ltd.	16,300	758,313
Symrise AG	18,750	387,360

		$3,569,291

Specialty Stores – 2.4%
Esprit Holdings Ltd.	133,769	$721,392
Industria de Diseno Textil S.A.	9,160	519,512
Staples, Inc.	18,440	351,282

		$1,592,186

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.8%
MTN Group Ltd.	38,910	$510,091

Total Common Stocks (Identified Cost, $69,852,983)		$64,346,095

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	257,700	$257,700

MONEY MARKET FUNDS (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	531,807	$531,807

Total Investments (Identified Cost, $70,642,490)		$65,135,602

OTHER ASSETS, LESS LIABILITIES – 0.9%		570,895

Net Assets – 100.0%		$65,706,497

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $70,110,683)	$64,603,795
Underlying funds, at cost and value	531,807
Total investments, at value, including $241,520 of securities on loan (identified cost, $70,642,490)	$65,135,602
Foreign currency, at value (identified cost, $36,173)	35,881
Receivables for
Investments sold	1,589,731
Fund shares sold	546
Interest and dividends	131,966
Other assets	1,693
Total assets		$66,895,419
Liabilities
Payables for
Investments purchased	$775,388
Fund shares reacquired	76,441
Collateral for securities loaned, at value	257,700
Payable to affiliates
Investment adviser	3,327
Shareholder servicing costs	46
Distribution and/or service fees	56
Administrative services fee	142
Payable for Trustees’ compensation	1,620
Accrued expenses and other liabilities	74,202
Total liabilities		$1,188,922
Net assets		$65,706,497
Net assets consist of
Paid-in capital	$116,991,998
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,506,515)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(46,082,143)
Undistributed net investment income	303,157
Net assets		$65,706,497
Shares of beneficial interest outstanding		5,061,804

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$61,769,698	4,757,460	$12.98
Service Class	3,936,799	304,344	12.94

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$813,016
Interest	7,287
Dividends from underlying funds	939
Foreign taxes withheld	(61,081)
Total investment income		$760,161
Expenses
Management fee	$336,054
Distribution and/or service fees	5,774
Shareholder servicing costs	4,467
Administrative services fee	14,500
Trustees’ compensation	5,404
Custodian fee	38,907
Shareholder communications	5,021
Auditing fees	34,177
Legal fees	3,720
Miscellaneous	7,147
Total expenses		$455,171
Net investment income		$304,990
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(141,426)
Foreign currency transactions	(6,942)
Net realized gain (loss) on investments and foreign currency transactions		$(148,368)
Change in unrealized appreciation (depreciation)
Investments	$(8,228,762)
Translation of assets and liabilities in foreign currencies	(2,585)
Net unrealized gain (loss) on investments and foreign currency translation		$(8,231,347)
Net realized and unrealized gain (loss) on investments and foreign currency		$(8,379,715)
Change in net assets from operations		$(8,074,725)

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$304,990	$573,401
Net realized gain (loss) on investments and foreign currency transactions	(148,368)	(4,835,091)
Net unrealized gain (loss) on investments and foreign currency translation	(8,231,347)	27,741,899
Change in net assets from operations	$(8,074,725)	$23,480,209
Distributions declared to shareholders
From net investment income	$(565,546)	$(797,216)
Change in net assets from fund share transactions	$(5,826,412)	$(9,468,184)
Total change in net assets	$(14,466,683)	$13,214,809
Net assets
At beginning of period	80,173,180	66,958,371
At end of period (including undistributed net investment income of $303,157 and $563,713, respectively)	$65,706,497	$80,173,180

See Notes to Financial Statements

9

MFS Global Growth Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.65		$10.62	$17.54	$15.74	$13.48	$12.31
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.13	$0.14	$0.20	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.62)		4.07	(6.90)	1.94	2.14	1.16
Total from investment operations	$(1.56)		$4.17	$(6.77)	$2.08	$2.34	$1.23
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.14)	$(0.15)	$(0.28)	$(0.08)	$(0.06)
Net asset value, end of period	$12.98		$14.65	$10.62	$17.54	$15.74	$13.48
Total return (%) (k)(s)	(10.75	)(n)	39.81	(38.93)	13.27	17.37	10.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.21	(a)	1.34	1.25	1.10	1.14	1.08
Net investment income	0.83	(a)	0.85	0.90	0.83	1.39	0.59
Portfolio turnover	41		76	81	76	92	87
Net assets at end of period (000 omitted)	$61,770		$75,171	$62,289	$131,870	$148,793	$155,375

See Notes to Financial Statements

10

MFS Global Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$14.58		$10.55	$17.42	$15.63	$13.39	$12.24
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.10	$0.09	$0.17	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.60)		4.05	(6.86)	1.94	2.12	1.14
Total from investment operations	$(1.56)		$4.12	$(6.76)	$2.03	$2.29	$1.18
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.09)	$(0.11)	$(0.24)	$(0.05)	$(0.03)
Net asset value, end of period	$12.94		$14.58	$10.55	$17.42	$15.63	$13.39
Total return (%) (k)(s)	(10.80	)(n)	39.43	(39.07)	13.04	17.09	9.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.46	(a)	1.59	1.49	1.35	1.39	1.33
Net investment income	0.58	(a)	0.58	0.67	0.56	1.16	0.34
Portfolio turnover	41		76	81	76	92	87
Net assets at end of period (000 omitted)	$3,937		$5,002	$4,670	$8,716	$8,723	$7,599

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,979,543	$—	$—	$29,979,543
United Kingdom	—	6,548,049	—	6,548,049
Switzerland	—	5,722,001	—	5,722,001
France	—	4,192,365	—	4,192,365
Japan	—	3,437,426	—	3,437,426
Germany	—	3,133,831	—	3,133,831
Taiwan	1,166,203	906,443	—	2,072,646
Brazil	1,762,400	—	—	1,762,400
Netherlands	—	1,440,965	—	1,440,965
Other Countries	1,882,093	4,174,776	—	6,056,869
Mutual Funds	789,507	—	—	789,507
Total Investments	$35,579,746	$29,555,856	$—	$65,135,602
For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$797,216

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$70,726,402
Gross appreciation	2,637,261
Gross depreciation	(8,228,061)
Net unrealized appreciation (depreciation)	$(5,590,800)
As of 12/31/09
Undistributed ordinary income	564,465
Capital loss carryforwards	(45,849,862)
Other temporary differences	2,206
Net unrealized appreciation (depreciation)	2,637,961

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(33,257,724)
12/31/16	(7,268,811)
12/31/17	(5,323,327)
$(45,849,862)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$541,002	$763,972
Service Class	24,544	33,244
Total	$565,546	$797,216

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $4,462, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $5.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0389% of the fund’s average daily net assets.

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $656 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $29,760,309 and $36,157,973, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	10,544	$154,854	89,730	$1,097,090
Service Class	8,239	117,069	47,525	530,482
	18,783	$271,923	137,255	$1,627,572
Shares issued to shareholders in reinvestment of distributions
Initial Class	35,899	$541,002	73,885	$763,972
Service Class	1,634	24,544	3,224	33,244
	37,533	$565,546	77,109	$797,216
Shares reacquired
Initial Class	(419,176)	$(5,978,616)	(899,889)	$(10,282,882)
Service Class	(48,534)	(685,265)	(150,575)	(1,610,090)
	(467,710)	$(6,663,881)	(1,050,464)	$(11,892,972)
Net change
Initial Class	(372,733)	$(5,282,760)	(736,274)	$(8,421,820)
Service Class	(38,661)	(543,652)	(99,826)	(1,046,364)
	(411,394)	$(5,826,412)	(836,100)	$(9,468,184)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $484 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	945,330	9,845,328	(10,258,851)	531,807

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$939	$531,807

17

MFS Global Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® INVESTMENT MANAGEMENT

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.2%
HSBC Holdings PLC	2.5%
Roche Holding AG	2.4%
Vodafone Group PLC	2.1%
Royal Dutch Shell PLC, “A”	2.0%
BNP Paribas	2.0%
TOTAL S.A.	1.9%
Siemens AG	1.9%
BHP Billiton PLC	1.9%
Sanofi-Aventis	1.8%

Global equity sectors
Financial Services	23.9%
Capital Goods	23.7%
Energy	12.7%
Health Care	8.6%
Technology	8.2%
Consumer Staples	8.0%
Consumer Cyclicals	7.9%
Telecommunications/Cable Television	5.8%

Issuer country weightings
Japan	17.1%
United Kingdom	16.2%
France	11.2%
Switzerland	10.0%
Germany	9.5%
Netherlands	6.1%
Hong Kong	4.2%
China	3.2%
United States	3.0%
Other Countries	19.5%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.10%	$1,000.00	$874.35	$5.11
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
Service Class	Actual	1.35%	$1,000.00	$873.23	$6.27
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Alcoholic Beverages – 1.1%
Heineken N.V.	55,930	$2,370,837

Apparel Manufacturers – 2.2%
Li & Fung Ltd.	218,000	$975,883
LVMH Moet Hennessy Louis Vuitton S.A.	33,910	3,693,736

		$4,669,619

Automotive – 1.5%
Bayerische Motoren Werke AG	26,710	$1,291,915
Bridgestone Corp.	121,200	1,921,409

		$3,213,324

Broadcasting – 1.9%
Grupo Televisa S.A., ADR	13,080	$227,723
Publicis Groupe S.A. (l)	28,850	1,146,833
WPP Group PLC	275,240	2,588,297

		$3,962,853

Brokerage & Asset Managers – 3.5%
Aberdeen Asset Management PLC	473,120	$905,655
BM&F Bovespa S.A.	176,300	1,133,008
Deutsche Boerse AG	28,730	1,745,543
Hong Kong Exchanges & Clearing Ltd.	156,000	2,432,551
Nomura Holdings, Inc.	236,500	1,294,703

		$7,511,460

Business Services – 2.1%
Cognizant Technology Solutions Corp., “A” (a)	21,100	$1,056,266
Mitsubishi Corp.	100,700	2,098,368
Nomura Research, Inc.	62,100	1,312,861

		$4,467,495

Chemicals – 0.5%
Monsanto Co.	13,090	$605,020
Nufarm Ltd.	119,332	536,675

		$1,141,695

Computer Software – 0.3%
Dassault Systemes S.A.	11,180	$676,562

Computer Software – Systems – 2.6%
Acer, Inc.	1,040,890	$2,413,927
Konica Minolta Holdings, Inc.	240,000	2,309,586
Ricoh Co. Ltd.	67,000	851,525

		$5,575,038

Conglomerates – 6.1%
Hutchison Whampoa Ltd.	370,000	$2,284,371
Keppel Corp. Ltd.	348,000	2,096,877
MAN SE	21,528	1,774,814
Siemens AG	44,630	3,993,800
Tomkins PLC	800,110	2,687,954

		$12,837,816

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.7%
Geberit AG	6,245	$968,431
Urbi Desarrollos Urbanos S.A. de C.V. (a)	231,460	428,270

		$1,396,701

Consumer Products – 1.4%
Kimberly-Clark de Mexico S.A. de C.V., “A”	125,570	$725,571
Reckitt Benckiser Group PLC	50,170	2,320,694

		$3,046,265

Electrical Equipment – 1.4%
Legrand S.A.	16,950	$499,363
Schneider Electric S.A.	24,756	2,505,674

		$3,005,037

Electronics – 2.0%
Samsung Electronics Co. Ltd.	2,832	$1,778,178
Taiwan Semiconductor Manufacturing Co. Ltd.	1,332,804	2,492,211

		$4,270,389

Energy – Independent – 1.3%
CNOOC Ltd.	406,000	$692,115
INPEX Corp.	245	1,361,704
Tullow Oil PLC	43,906	654,011

		$2,707,830

Energy – Integrated – 4.8%
BG Group PLC	121,580	$1,799,761
Royal Dutch Shell PLC, “A”	170,600	4,308,242
TOTAL S.A.	92,770	4,128,681

		$10,236,684

Engineering – Construction – 1.1%
Downer EDI Ltd.	112,270	$336,969
JGC Corp.	129,000	1,955,610

		$2,292,579

Food & Beverages – 4.7%
Groupe Danone	59,523	$3,178,644
Nestle S.A.	142,693	6,884,933

		$10,063,577

Food & Drug Stores – 2.0%
Lawson, Inc.	61,500	$2,687,865
Tesco PLC	258,400	1,454,915

		$4,142,780

Insurance – 4.6%
Amlin PLC	77,572	$446,053
China Pacific Insurance Co. Ltd.	396,600	1,563,576
Hiscox Ltd.	177,964	906,471
ING Groep N.V. (a)	354,230	2,629,974
SNS REAAL Groep N.V. (a)	214,730	931,824
Swiss Reinsurance Co.	33,510	1,378,474
Zurich Financial Services Ltd.	8,920	1,958,038

		$9,814,410

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.1%
Beml Ltd.	28,820	$614,790
Glory Ltd.	82,500	1,795,774

		$2,410,564

Major Banks – 11.4%
Bank of China Ltd.	3,039,000	$1,533,142
Barclays PLC	628,350	2,491,109
BNP Paribas	79,538	4,246,884
BOC Hong Kong Holdings Ltd.	400,000	909,225
Commonwealth Bank of Australia	62,040	2,514,516
Credit Suisse Group AG	63,340	2,380,555
HSBC Holdings PLC	587,357	5,358,478
Julius Baer Group Ltd.	34,879	993,034
KBC Group N.V. (a)	28,131	1,078,989
Sumitomo Mitsui Financial Group, Inc.	95,400	2,693,208

		$24,199,140

Medical & Health Technology & Services – 1.7%
Diagnosticos da America S.A.	39,300	$369,921
Miraca Holdings, Inc.	54,300	1,626,751
Rhoen-Klinikum AG	71,600	1,590,324

		$3,586,996

Medical Equipment – 0.8%
Synthes, Inc.	14,110	$1,622,481

Metals & Mining – 2.5%
BHP Billiton PLC	152,840	$3,955,019
Iluka Resources Ltd. (a)	365,600	1,416,138

		$5,371,157

Natural Gas – Distribution – 1.3%
Tokyo Gas Co. Ltd.	576,000	$2,633,400

Network & Telecom – 1.2%
Ericsson, Inc., “B”	158,050	$1,759,696
Nokia Oyj	100,130	817,589

		$2,577,285

Oil Services – 1.0%
Noble Corp.	26,080	$806,133
Schlumberger Ltd.	23,090	1,277,801

		$2,083,934

Other Banks & Diversified Financials – 4.4%
Aeon Credit Service Co. Ltd.	128,700	$1,141,454
Banco Santander Brasil S.A., ADR	180,030	1,859,710
China Construction Bank	2,562,000	2,061,769
HDFC Bank Ltd., ADR	13,700	1,958,689
ICICI Bank Ltd.	109,853	2,014,415
ICICI Bank Ltd., ADR	10,650	384,891
K-Green Trust NPV, IEU (a)	69,600	52,226

		$9,473,154

Pharmaceuticals – 6.1%
Bayer AG	40,934	$2,283,915
Roche Holding AG	36,490	5,010,939
Sanofi-Aventis	63,270	3,815,363
Santen, Inc.	53,200	1,914,400

		$13,024,617

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 1.7%
Lihir Gold Ltd.	404,687	$1,461,052
Teck Resources Ltd., “B”	71,230	2,106,355

		$3,567,407

Railroad & Shipping – 1.4%
East Japan Railway Co.	45,500	$3,033,042

Specialty Chemicals – 4.0%
Akzo Nobel N.V.	67,310	$3,481,818
Linde AG	33,560	3,523,888
Symrise AG	67,428	1,393,007

		$8,398,713

Specialty Stores – 1.8%
Esprit Holdings Ltd.	325,813	$1,757,050
Industria de Diseno Textil S.A.	36,310	2,059,333

		$3,816,383

Telecommunications – Wireless – 3.5%
Cellcom Israel Ltd.	28,940	$723,500
KDDI Corp.	306	1,453,530
Vivo Participacoes S.A., ADR	31,930	827,626
Vodafone Group PLC	2,170,100	4,496,929

		$7,501,585

Telephone Services – 2.3%
China Unicom Ltd.	760,000	$1,016,040
PT XL Axiata Tbk (a)	1,557,500	697,381
Royal KPN N.V.	208,070	2,656,814
Virgin Media, Inc.	34,150	569,963

		$4,940,198

Tobacco – 0.8%
Japan Tobacco, Inc.	523	$1,625,923

Trucking – 1.7%
TNT N.V.	37,373	$941,958
Yamato Holdings Co. Ltd.	206,400	2,731,379

		$3,673,337

Utilities – Electric Power – 4.3%
CEZ AS	26,470	$1,083,537
Cheung Kong Infrastructure Holdings Ltd.	156,000	577,574
CPFL Energia S.A.	39,200	855,885
E.ON AG	100,047	2,693,242
Energias de Portugal S.A.	334,730	988,362
Fortum Corp.	49,260	1,084,419
Red Electrica de Espana	26,235	937,808
Tractebel Energia S.A.	75,100	881,645

		$9,102,472

Total Common Stocks (Identified Cost, $232,022,460)		$210,044,739

MONEY MARKET FUNDS (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	2,037,518	$2,037,518

6

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	499,594	$499,594

Total Investments (Identified Cost, $234,559,572)		$212,581,851

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(8,571)

Net Assets – 100.0%		$212,573,280

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $232,522,054)	$210,544,333
Underlying funds, at cost and value	2,037,518
Total investments, at value, including $468,226 of securities on loan (identified cost, $234,559,572)	$212,581,851
Foreign currency, at value (identified cost, $134,577)	135,883
Receivables for
Investments sold	1,669,457
Fund shares sold	654,475
Interest and dividends	768,467
Receivable from investment adviser	12,101
Other assets	4,026
Total assets		$215,826,260
Liabilities
Payables for
Investments purchased	$2,437,465
Fund shares reacquired	175,204
Collateral for securities loaned, at value	499,594
Payable to affiliates
Investment adviser	10,718
Shareholder servicing costs	148
Distribution and/or service fees	1,548
Administrative services fee	417
Payable for Trustees’ compensation	4,345
Accrued expenses and other liabilities	123,541
Total liabilities		$3,252,980
Net assets		$212,573,280
Net assets consist of
Paid-in capital	$282,482,373
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(21,972,838)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(50,676,908)
Undistributed net investment income	2,740,653
Net assets		$212,573,280
Shares of beneficial interest outstanding		19,760,978

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$102,299,006	9,456,902	$10.82
Service Class	110,274,274	10,304,076	10.70

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$4,445,421
Income on securities loaned	101,596
Dividends from underlying funds	2,069
Foreign taxes withheld	(455,777)
Total investment income		$4,093,309
Expenses
Management fee	$981,782
Distribution and/or service fees	147,991
Shareholder servicing costs	13,065
Administrative services fee	39,427
Trustees’ compensation	14,803
Custodian fee	137,394
Shareholder communications	13,892
Auditing fees	30,632
Legal fees	3,720
Miscellaneous	12,388
Total expenses		$1,395,094
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(47,361)
Net expenses		$1,347,732
Net investment income		$2,745,577
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,132,661)
Foreign currency transactions	(122,412)
Net realized gain (loss) on investments and foreign currency transactions		$(2,255,073)
Change in unrealized appreciation (depreciation)
Investments (net of $25,034 decrease in deferred country tax)	$(29,864,328)
Translation of assets and liabilities in foreign currencies	3,559
Net unrealized gain (loss) on investments and foreign currency translation		$(29,860,769)
Net realized and unrealized gain (loss) on investments and foreign currency		$(32,115,842)
Change in net assets from operations		$(29,370,265)

See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$2,745,577	$2,761,938
Net realized gain (loss) on investments and foreign currency transactions	(2,255,073)	(6,609,521)
Net unrealized gain (loss) on investments and foreign currency translation	(29,860,769)	49,816,690
Change in net assets from operations	$(29,370,265)	$45,969,107
Distributions declared to shareholders
From net investment income	$(2,780,628)	$(4,916,469)
Change in net assets from fund share transactions	$24,954,822	$18,915,236
Total change in net assets	$(7,196,071)	$59,967,874
Net assets
At beginning of period	219,769,351	159,801,477
At end of period (including undistributed net investment income of $2,740,653 and $2,775,704, respectively)	$212,573,280	$219,769,351

See Notes to Financial Statements

10

MFS Research International Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.54		$9.94	$19.92	$19.94	$16.74	$14.48
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.17	$0.37	$0.30	$0.22	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.71)		2.77	(7.71)	2.21	4.30	2.21
Total from investment operations	$(1.55)		$2.94	$(7.34)	$2.51	$4.52	$2.38
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.29)	$(0.23)	$(0.21)	$(0.12)
From net realized gain on investments	—		—	(2.35)	(2.30)	(1.11)	—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(2.64)	$(2.53)	$(1.32)	$(0.12)
Net asset value, end of period	$10.82		$12.54	$9.94	$19.92	$19.94	$16.74
Total return (%) (k)(r)(s)	(12.57	)(n)	30.94	(42.49)	13.15	27.47	16.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.18	1.17	1.06	1.13	1.12
Expenses after expense reductions (f)	1.10	(a)	1.10	1.11	1.06	1.13	1.12
Net investment income	2.73	(a)	1.62	2.43	1.51	1.23	1.11
Portfolio turnover	30		75	82	68	80	83
Net assets at end of period (000 omitted)	$102,299		$93,714	$45,835	$108,167	$119,534	$95,752

See Notes to Financial Statements

11

MFS Research International Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.39		$9.82	$19.70	$19.77	$16.61	$14.39
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.17	$0.32	$0.23	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.69)		2.70	(7.61)	2.20	4.29	2.19
Total from investment operations	$(1.55)		$2.87	$(7.29)	$2.43	$4.45	$2.31
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.24)	$(0.20)	$(0.18)	$(0.09)
From net realized gain on investments	—		—	(2.35)	(2.30)	(1.11)	—
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(2.59)	$(2.50)	$(1.29)	$(0.09)
Net asset value, end of period	$10.70		$12.39	$9.82	$19.70	$19.77	$16.61
Total return (%) (k)(r)(s)	(12.68	)(n)	30.50	(42.60)	12.81	27.25	16.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.43	1.42	1.31	1.38	1.37
Expenses after expense reductions (f)	1.35	(a)	1.35	1.36	1.31	1.38	1.37
Net investment income	2.34	(a)	1.64	2.17	1.19	0.89	0.78
Portfolio turnover	30		75	82	68	80	83
Net assets at end of period (000 omitted)	$110,274		$126,055	$113,966	$202,567	$155,969	$90,076

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$36,442,492	$—	$36,442,492
United Kingdom	—	34,373,588	—	34,373,588
France	—	23,891,741	—	23,891,741
Switzerland	—	21,196,885	—	21,196,885
Germany	—	20,290,448	—	20,290,448
Netherlands	—	13,013,225	—	13,013,225
Hong Kong	—	8,936,653	—	8,936,653
China	—	6,866,643	—	6,866,643
Australia	—	6,265,350	—	6,265,350
Other Countries	17,933,739	20,833,975	—	38,767,714
Mutual Funds	2,537,112	—	—	2,537,112
Total Investments	$20,470,851	$192,111,000	$—	$212,581,851

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $31,567,228 were considered level 1 investments at the beginning of the period. Of the Level 1 investments presented above, equity investments amounting to $1,133,008 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$4,916,469

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$237,607,946
Gross appreciation	6,227,825
Gross depreciation	(31,253,920)
Net unrealized appreciation (depreciation)	$(25,026,095)

As of 12/31/09
Undistributed ordinary income	2,779,095
Capital loss carryforwards	(45,373,461)
Other temporary differences	(27,101)
Net unrealized appreciation (depreciation)	4,863,267

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(33,329,009)
12/31/17	(12,044,452)
$(45,373,461)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,407,840	$1,443,330
Service Class	1,372,788	3,473,139
Total	$2,780,628	$4,916,469

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $47,361 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $13,057, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $8.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0362% of the fund’s average daily net assets.

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation– The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,863 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $87,762,572 and $63,704,362, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,223,405	$26,431,078	3,780,901	$45,788,727
Service Class	927,387	10,755,660	920,047	7,839,938
	3,150,792	$37,186,738	4,700,948	$53,628,665
Shares issued to shareholders in reinvestment of distributions
Initial Class	113,262	$1,407,840	162,904	$1,443,330
Service Class	111,518	1,372,788	396,025	3,473,139
	224,780	$2,780,628	558,929	$4,916,469
Shares reacquired
Initial Class	(354,444)	$(4,229,784)	(1,079,610)	$(11,330,133)
Service Class	(906,834)	(10,782,760)	(2,751,913)	(28,299,765)
	(1,261,278)	$(15,012,544)	(3,831,523)	$(39,629,898)
Net change
Initial Class	1,982,223	$23,609,134	2,864,195	$35,901,924
Service Class	132,071	1,345,688	(1,435,841)	(16,986,688)
	2,114,294	$24,954,822	1,428,354	$18,915,236

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,339 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	3,132,603	33,951,808	(35,046,893)	2,037,518

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,069	$2,037,518

18

MFS Research International Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	4.0%
Infosys Technologies Ltd., ADR	2.5%
Petroleo Brasileiro S.A., ADR	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Vale S.A., ADR	2.1%
CNOOC Ltd.	2.0%
China Construction Bank	2.0%
Public Bank Berhad	1.8%
Turkiye Garanti Bankasi A.S.	1.7%
Sands China Ltd.	1.7%

Equity sectors
Financial Services	23.2%
Technology	13.6%
Energy	11.4%
Utilities & Communications	10.7%
Basic Materials	9.6%
Retailing	7.9%
Special Products & Services	5.9%
Consumer Staples	5.3%
Health Care	3.8%
Leisure	3.7%
Autos & Housing	2.4%
Industrial Goods & Services	0.9%
Transportation	0.3%

Country weightings
Brazil	15.4%
China	12.7%
India	10.0%
Taiwan	9.3%
South Korea	8.4%
South Africa	7.6%
Hong Kong	7.3%
Russia	5.7%
Mexico	5.7%
Other Countries	17.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

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MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.40%	$1,000.00	$960.48	$6.81
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$959.44	$8.02
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Airlines – 0.3%
Copa Holdings S.A., “A”	6,367	$281,549

Alcoholic Beverages – 0.6%
Companhia de Bebidas das Americas, ADR	5,883	$594,242

Apparel Manufacturers – 2.7%
Cia.Hering S.A.	13,200	$343,712
Li & Fung Ltd.	276,000	1,235,521
Stella International Holdings	567,500	1,091,724

		$2,670,957

Broadcasting – 0.4%
Grupo Televisa S.A., ADR	24,136	$420,208

Brokerage & Asset Managers – 1.4%
BM&F Bovespa S.A.	63,100	$405,518
Bolsa Mexicana de Valores S.A. de C.V.	196,500	306,607
Hong Kong Exchanges & Clearing Ltd.	43,600	679,867

		$1,391,992

Business Services – 3.9%
Companhia Brasileira de Meios de Pagamento	35,090	$295,495
Infosys Technologies Ltd., ADR	41,989	2,515,561
Kroton Educacional S.A., IEU (a)	55,696	411,934
LPS Brasil – Consultoria de Imoveis S.A.	23,900	304,278
Redecard S.A.	31,000	437,950

		$3,965,218

Cable TV – 1.3%
Naspers Ltd.	32,167	$1,081,130
Net Servicos de Comunicacao S.A., IPS (a)	27,000	254,294

		$1,335,424

Computer Software – 0.4%
Totvs S.A.	5,800	$430,421

Computer Software – Systems – 2.7%
Acer, Inc.	463,480	$1,074,856
Hon Hai Precision Industry Co. Ltd. (a)	329,000	1,155,488
NICE Systems Ltd., ADR (a)	17,120	436,389

		$2,666,733

Conglomerates – 1.3%
First Pacific Co. Ltd.	1,996,800	$1,351,050

Construction – 2.4%
Anhui Conch Cement Co. Ltd.	352,000	$1,019,575
Corporacion GEO S.A.B. de C.V., “B” (a)	108,920	291,480
Corporacion Moctezuma S.A. de C.V.	218,100	504,901
Duratex S.A.	31,089	282,471
Urbi Desarrollos Urbanos S.A. de C.V. (a)	160,289	296,582

		$2,395,009

Consumer Products – 2.4%
Dabur India Ltd.	306,568	$1,380,374
Hengan International Group Co. Ltd.	98,500	794,798

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Kimberly-Clark de Mexico S.A. de C.V., “A”	37,230	$215,123

		$2,390,295

Consumer Services – 0.7%
Anhanguera Educacional Participacoes S.A., IEU	48,800	$737,813

Electronics – 8.9%
Samsung Electronics Co. Ltd.	6,419	$4,030,412
Siliconware Precision Industries Co. Ltd.	1,165,000	1,260,192
Taiwan Semiconductor Manufacturing Co. Ltd.	1,148,258	2,147,129
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,011	1,473,867

		$8,911,600

Energy – Independent – 5.5%
China Shenhua Energy Co. Ltd.	235,000	$852,304
CNOOC Ltd.	1,178,000	2,008,156
Oil & Natural Gas Corp. Ltd.	3,970	112,161
PTT Exploration & Production Ltd.	120,500	533,861
Reliance Industries Ltd.	64,379	1,500,072
Turkiye Petrol Rafinerileri AS	30,791	558,530

		$5,565,084

Energy – Integrated – 5.6%
LUKOIL, ADR	32,233	$1,660,000
OAO Gazprom, ADR	86,342	1,623,962
Petroleo Brasileiro S.A., ADR	67,882	2,329,710

		$5,613,672

Food & Beverages – 1.5%
Grupo Continental S.A.	190,095	$527,231
Tiger Brands Ltd.	24,602	542,635
Tradewinds Berhad	437,600	410,454

		$1,480,320

Food & Drug Stores – 0.9%
Dairy Farm International Holdings Ltd.	50,400	$350,784
Shoprite Group PLC	55,370	594,607

		$945,391

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS	25,575	$215,510

Gaming & Lodging – 2.0%
Genting Berhad	124,500	$272,637
Sands China Ltd. (a)	1,157,200	1,698,657

		$1,971,294

General Merchandise – 2.5%
Bim Birlesik Magazalar A.S.	31,170	$861,258
Massmart Holdings Ltd.	37,467	573,656
Shinsegae Co. Ltd.	2,543	1,097,747

		$2,532,661

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MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.5%
China Pacific Insurance Co. Ltd.	408,600	$1,610,886
Samsung Fire & Marine Insurance Co. Ltd.	5,740	909,753

		$2,520,639

Internet – 0.2%
Universo Online S.A., IPS	35,400	$180,236

Machinery & Tools – 0.9%
Beml Ltd.	19,405	$413,948
Sinotruk Hong Kong Ltd.	652,500	517,718

		$931,666

Major Banks – 3.6%
Banco Santander Chile, ADR	6,310	$423,338
Bank of China Ltd.	2,747,000	1,385,832
Standard Chartered PLC	51,650	1,263,754
Standard Chartered PLC	21,185	514,286

		$3,587,210

Medical & Health Technology & Services – 1.5%
Diagnosticos da America S.A.	78,900	$742,665
Fleury S.A. (a)	69,500	769,698

		$1,512,363

Metals & Mining – 6.8%
Grupo Mexico S.A.B. de C.V., “B”	155,542	$366,815
Magnitogorsk Iron & Steel Works, GDR	50,700	461,077
Mining & Metallurgical Co. Norilsk Nickel, ADR	44,450	635,841
National Aluminum Co. Ltd.	46,299	421,074
Novolipetsk Steel, GDR	18,000	460,809
POSCO	1,482	562,476
Steel Authority of India Ltd.	349,271	1,436,168
Usinas Siderurgicas de Minas Gerais S.A., IPS	12,875	343,167
Vale S.A., ADR	87,978	2,142,264

		$6,829,691

Network & Telecom – 1.4%
High Tech Computer Corp.	109,537	$1,453,247

Oil Services – 0.3%
Tenaris S.A., ADR	8,789	$304,187

Other Banks & Diversified Financials – 13.6%
Banco Compartamos S.A.	51,700	$272,111
Banco Santander S.A., IEU	57,400	589,264
Bancolombia S.A., ADR	6,611	331,409
China Construction Bank	2,492,000	2,005,437
China Merchants Bank Co. Ltd.	67,531	161,357
Commercial International Bank, GDR	67,550	820,655
Credicorp Ltd.	3,970	360,833
CSU Cardsystem S.A.	156,945	730,381
Hana Financial Group, Inc.	38,590	1,022,089
Housing Development Finance Corp. Ltd.	24,380	1,531,435
ICICI Bank Ltd.	42,057	771,215
Itau Unibanco Multiplo S.A., ADR	42,072	757,717
Komercni Banka A.S.	4,725	763,956
Public Bank Berhad	9,542	34,934

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Public Bank Berhad	493,000	$1,813,608
Turkiye Garanti Bankasi A.S.	412,495	1,708,986

		$13,675,387

Pharmaceuticals – 2.3%
Genomma Lab Internacional S.A., “B” (a)	210,000	$697,399
Teva Pharmaceutical Industries Ltd., ADR	31,720	1,649,123

		$2,346,522

Precious Metals & Minerals – 1.5%
Anglo American Platinum Corp. Ltd. (a)	9,677	$910,569
Gold Fields Ltd.	46,337	623,954

		$1,534,523

Real Estate – 2.1%
Brasil Brokers Participacoes	121,600	$392,084
China Overseas Land & Investment Ltd.	400,000	745,103
Hang Lung Properties Ltd.	250,000	958,858

		$2,096,045

Specialty Chemicals – 1.1%
Formosa Plastics Corp.	367,000	$771,476
Mexichem S.A.B de C.V.	109,000	282,760

		$1,054,236

Specialty Stores – 1.8%
Foschini Ltd.	137,561	$1,156,397
Lewis Group Ltd.	89,295	683,501

		$1,839,898

Telecommunications – Wireless – 5.6%
America Movil S.A.B. de C.V., “L”, ADR	31,687	$1,505,133
China Mobile Ltd.	91,000	906,946
Mobile TeleSystems OJSC, ADR	47,512	910,330
MTN Group Ltd.	110,661	1,450,710
Philippine Long Distance Telephone Co.	8,818	452,293
Vivo Participacoes S.A., ADR	14,376	372,626

		$5,598,038

Telephone Services – 2.3%
China Unicom Ltd., ADR	57,060	$758,898
Empresa Nacional de Telecomunicaciones S.A.	24,438	328,943
PT XL Axiata Tbk (a)	2,820,500	1,262,897

		$2,350,738

Tobacco – 0.8%
KT&G Corp.	15,847	$779,190

Utilities – Electric Power – 2.8%
AES Tiete S.A., IPS	15,000	$172,438
CPFL Energia S.A.	11,000	240,172
Eletropaulo Metropolitana S.A., IPS	25,620	510,413
Enersis S.A., ADR	13,532	269,422
Equatorial Energia S.A.	23,200	208,864
Manila Water Co., Inc.	1,301,000	455,186
Tanjong PLC	121,300	650,736

6

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Tractebel Energia S.A.	29,020	$340,684

		$2,847,915

Total Common Stocks (Identified Cost, $93,526,331)		$99,308,174

MONEY MARKET FUNDS (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	3,079,373	$3,079,373

Total Investments (Identified Cost, $96,605,704)		$102,387,547

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(1,790,633)

Net Assets – 100.0%		$100,596,914

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $93,526,331)	$99,308,174
Underlying funds, at cost and value	3,079,373
Total investments, at value (identified cost, $96,605,704)	$102,387,547
Foreign currency, at value (identified cost, $295,589)	296,262
Receivables for
Fund shares sold	47,711
Interest and dividends	261,943
Receivable from investment adviser	29,130
Other assets	1,890
Total assets		$103,024,483
Liabilities
Payables for
Investments purchased	$2,039,378
Fund shares reacquired	84,005
Payable to affiliates
Investment adviser	6,015
Shareholder servicing costs	71
Distribution and/or service fees	379
Administrative services fee	210
Payable for Trustees’ compensation	1,855
Deferred country tax expense payable	144,754
Accrued expenses and other liabilities	150,902
Total liabilities		$2,427,569
Net assets		$100,596,914
Net assets consist of
Paid-in capital	$93,900,125
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $144,754 deferred country tax)	5,639,710
Accumulated net realized gain (loss) on investments and foreign currency transactions	570,096
Undistributed net investment income	486,983
Net assets		$100,596,914
Shares of beneficial interest outstanding		7,278,828

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$73,869,898	5,327,418	$13.87
Service Class	26,727,016	1,951,410	13.70

See Notes to Financial Statements

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MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$1,328,508
Dividends from underlying funds	1,330
Foreign taxes withheld	(100,650)
Total investment income		$1,229,188
Expenses
Management fee	$524,992
Distribution and/or service fees	33,085
Shareholder servicing costs	5,992
Administrative services fee	18,876
Trustees’ compensation	6,480
Custodian fee	216,053
Shareholder communications	8,089
Auditing fees	34,525
Legal fees	3,720
Miscellaneous	8,165
Total expenses		$859,977
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(126,417)
Net expenses		$733,555
Net investment income		$495,633
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $71,509 country tax)	$6,554,292
Foreign currency transactions	(81,029)
Net realized gain (loss) on investments and foreign currency transactions		$6,473,263
Change in unrealized appreciation (depreciation)
Investments (net of $92,054 decrease in deferred country tax)	$(11,266,322)
Translation of assets and liabilities in foreign currencies	2,998
Net unrealized gain (loss) on investments and foreign currency translation		$(11,263,324)
Net realized and unrealized gain (loss) on investments and foreign currency		$(4,790,061)
Change in net assets from operations		$(4,294,428)

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$495,633	$762,267
Net realized gain (loss) on investments and foreign currency transactions	6,473,263	148,329
Net unrealized gain (loss) on investments and foreign currency translation	(11,263,324)	32,679,399
Change in net assets from operations	$(4,294,428)	$33,589,995
Distributions declared to shareholders
From net investment income	$(710,049)	$(1,343,322)
Change in net assets from fund share transactions	$9,212,728	$21,389,378
Total change in net assets	$4,208,251	$53,636,051
Net assets
At beginning of period	96,388,663	42,752,612
At end of period (including undistributed net investment income of $486,983 and $701,399, respectively)	$100,596,914	$96,388,663

See Notes to Financial Statements

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MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$14.54		$8.88	$26.15	$24.52	$21.84	$16.16
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.33	$0.30	$0.47	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.65)		5.80	(11.19)	7.13	5.92	5.59
Total from investment operations	$(0.57)		$5.94	$(10.86)	$7.43	$6.39	$5.88
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.28)	$(0.27)	$(0.55)	$(0.25)	$(0.13)
From net realized gain on investments	—		—	(6.14)	(5.25)	(3.46)	(0.07)
Total distributions declared to shareholders	$(0.10)		$(0.28)	$(6.41)	$(5.80)	$(3.71)	$(0.20)
Net asset value, end of period	$13.87		$14.54	$8.88	$26.15	$24.52	$21.84
Total return (%) (k)(r)(s)	(3.95	)(n)	68.58	(55.11)	35.71	30.16	36.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.71	1.85	1.55	1.53	1.31
Expenses after expense reductions (f)	1.40	(a)	1.40	1.61	N/A	N/A	N/A
Net investment income	1.05	(a)	1.24	1.94	1.22	2.08	1.62
Portfolio turnover	27		66	93	96	110	95
Net assets at end of period (000 omitted)	$73,870		$71,026	$33,411	$94,193	$89,419	$82,804

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$14.36		$8.76	$25.88	$24.33	$21.71	$16.08
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.29	$0.23	$0.41	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.63)		5.73	(11.06)	7.07	5.89	5.54
Total from investment operations	$(0.57)		$5.84	$(10.77)	$7.30	$6.30	$5.79
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.24)	$(0.21)	$(0.50)	$(0.22)	$(0.09)
From net realized gain on investments	—		—	(6.14)	(5.25)	(3.46)	(0.07)
Total distributions declared to shareholders	$(0.09)		$(0.24)	$(6.35)	$(5.75)	$(3.68)	$(0.16)
Net asset value, end of period	$13.70		$14.36	$8.76	$25.88	$24.33	$21.71
Total return (%) (k)(r)(s)	(4.06	)(n)	68.13	(55.23)	35.38	29.90	36.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.95	2.10	1.81	1.78	1.56
Expenses after expense reductions (f)	1.65	(a)	1.65	1.86	N/A	N/A	N/A
Net investment income	0.82	(a)	0.93	1.70	0.96	1.84	1.38
Portfolio turnover	27		66	93	96	110	95
Net assets at end of period (000 omitted)	$26,727		$25,363	$9,342	$23,614	$19,176	$10,494

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$15,536,021	$—	$—	$15,536,021
China	758,898	12,008,116	—	12,767,014
India	2,515,561	7,566,446	—	10,082,007
Taiwan	1,473,867	7,862,387	—	9,336,254
South Korea	—	8,401,667	—	8,401,667
South Africa	—	7,617,158	—	7,617,158
Hong Kong	350,784	7,015,677	—	7,366,461
Russia	2,570,329	3,181,686	—	5,752,015
Mexico	5,181,449	504,901	—	5,686,350
Other Countries	5,149,149	11,614,078	—	16,763,227
Mutual Funds	3,079,373	—	—	3,079,373
Total Investments	$36,615,431	$65,772,116	$—	$102,387,547

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $9,144,107 were considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,184,481 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions and foreign taxes.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$1,343,322

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$96,876,044
Gross appreciation	$12,132,055
Gross depreciation	(6,620,552)
Net unrealized appreciation (depreciation)	$5,511,503

As of 12/31/09
Undistributed ordinary income	708,417
Capital loss carryforwards	(5,632,827)
Other temporary differences	(244,203)
Net unrealized appreciation (depreciation)	16,869,879

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(5,228,580)
12/31/17	(404,247)
$(5,632,827)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$542,071	$1,089,057
Service Class	167,978	254,265
Total	$710,049	$1,343,322

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $126,417 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $5,984, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $8.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0378% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the

16

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $842 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $34,534,120 and $26,393,892, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	774,657	$11,153,061	1,866,216	$21,305,823
Service Class	555,801	7,984,354	1,017,919	12,438,640
	1,330,458	$19,137,415	2,884,135	$33,744,463
Shares issued to shareholders in reinvestment of distributions
Initial Class	35,546	$542,071	115,122	$1,089,057
Service Class	11,147	167,978	27,165	254,265
	46,693	$710,049	142,287	$1,343,322
Shares reacquired
Initial Class	(368,113)	$(5,247,632)	(857,701)	$(9,580,199)
Service Class	(381,629)	(5,387,104)	(345,148)	(4,118,208)
	(749,742)	$(10,634,736)	(1,202,849)	$(13,698,407)
Net change
Initial Class	442,090	$6,447,500	1,123,637	$12,814,681
Service Class	185,319	2,765,228	699,936	8,574,697
	627,409	$9,212,728	1,823,573	$21,389,378

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $592 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,151,778	19,237,165	(17,309,570)	3,079,373

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,330	$3,079,373

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MFS Emerging Markets Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

M F S
INVESTMENT MANAGEMENT

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

Notes to Contract Owners: Effective February 8, 2010, the fund changed its name from MFS Global Total Return Portfolio to MFS Global Tactical Allocation Portfolio. Prior to February 8, 2010, the fund normally invested between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities. Effective February 8, 2010, MFS attempts to achieve the fund’s objective by generating returns from a combination of (i) individual security selection of a combination of debt instruments and equity securities and (ii) a tactical asset allocation overlay primarily using derivative instruments.

Effective February 8, 2010, the fund’s benchmark, JPMorgan Global Government Bond Index Unhedged was replaced by the Barclays Capital Global Aggregate Index. The fund’s other benchmark, the Global Total Return Blended Index was replaced by the Global Tactical Allocation Blended Index.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure based on market value (a)

Top ten holdings (b)
Government of Japan, 1.7%, 2017	3.6%
FTSE MIB Index Future – SEP 17 10	3.4%
Japan Government Bond 10yr Future – SEP 09 10	3.3%
U.S. Treasury Note 10yr Future – SEP 21 10	(3.1)%
Federal Republic of Germany, 4.25%, 2018	2.9%
U.S. Treasury Notes, 4.75%, 2017	2.8%
S&P 500 E-Mini Future – SEP 17 10	(2.7)%
S&P TSX 60 Index Future – SEP 16 10	(2.6)%
Government of Japan, 1.3%, 2014	2.5%
U.S. Treasury Notes, 8.0%, 2021	2.5%

Portfolio structure reflecting equivalent exposure of derivative positions (b)

(a)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and the market value of derivative contracts and may, from time to time, be negative. The bond component will include interest income amounts if applicable. Percentages are based on net assets as of 6/30/10.

(b)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions and may, from time to time, be negative. The bond component will include interest income amounts if applicable. Equivalent Exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Percentages are based on net assets including the equivalent exposure of derivatives as of 6/30/10. The market value of derivatives may be different.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Tactical Allocation Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.90%	$1,000.00	$976.51	$4.41
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$975.98	$5.63
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 32.1%
Aerospace – 1.6%
Cobham PLC	163,630	$515,759
Lockheed Martin Corp.	22,720	1,692,640
Northrop Grumman Corp.	11,930	649,469
United Technologies Corp.	14,500	941,195

		$3,799,063

Alcoholic Beverages – 0.6%
Heineken N.V.	33,750	$1,430,641

Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	8,620	$582,281

Automotive – 0.3%
USS Co. Ltd.	9,490	$677,382

Broadcasting – 1.0%
Fuji Television Network, Inc.	215	$308,967
Nippon Television Network Corp.	2,660	364,639
Omnicom Group, Inc.	10,310	353,633
Vivendi S.A.	34,942	706,906
Walt Disney Co.	19,340	609,210

		$2,343,355

Brokerage & Asset Managers – 0.2%
Daiwa Securities Group, Inc.	126,000	$530,045

Business Services – 1.0%
Accenture Ltd., “A”	23,290	$900,158
Bunzl PLC	41,000	408,866
Dun & Bradstreet Corp.	5,980	401,378
MasterCard, Inc., “A”	1,250	249,413
Nomura Research, Inc.	20,300	429,164

		$2,388,979

Chemicals – 0.7%
3M Co.	7,480	$590,845
Givaudan S.A.	640	540,956
PPG Industries, Inc.	7,710	465,761

		$1,597,562

Computer Software – 0.3%
Oracle Corp.	35,330	$758,182

Computer Software – Systems – 0.6%
International Business Machines Corp.	6,420	$792,742
Konica Minolta Holdings, Inc.	65,000	625,513

		$1,418,255

Conglomerates – 0.2%
Tomkins PLC	132,920	$446,542

Construction – 0.6%
Geberit AG	3,766	$584,005
Sherwin-Williams Co.	7,470	516,849
Stanley Black & Decker, Inc.	4,800	242,496

		$1,343,350

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.3%
Henkel KGaA, IPS	16,590	$807,068
Kao Corp.	41,800	982,625
KOSE Corp.	20,700	487,235
Procter & Gamble Co.	7,694	461,486
Reckitt Benckiser Group PLC	11,270	521,312

		$3,259,726

Electrical Equipment – 0.4%
Legrand S.A.	19,160	$564,471
Spectris PLC	30,320	349,196

		$913,667

Electronics – 0.9%
Halma PLC	59,324	$241,094
Intel Corp.	33,190	645,546
Samsung Electronics Co. Ltd.	1,073	673,724
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	63,248	617,300

		$2,177,664

Energy – Independent – 0.7%
Apache Corp.	6,710	$564,915
Devon Energy Corp.	3,700	225,404
EOG Resources, Inc.	4,080	401,350
INPEX Corp.	83	461,312

		$1,652,981

Energy – Integrated – 2.0%
Chevron Corp.	18,010	$1,222,159
Exxon Mobil Corp.	7,020	400,631
Hess Corp.	8,720	438,965
Royal Dutch Shell PLC, “A”	53,150	1,342,222
TOTAL S.A.	29,730	1,323,118

		$4,727,095

Food & Beverages – 1.9%
General Mills, Inc.	14,170	$503,318
Groupe Danone	11,834	631,959
J.M. Smucker Co.	5,788	348,553
Kellogg Co.	11,960	601,588
Nestle S.A.	30,860	1,488,994
Nong Shim Co. Ltd.	1,644	308,091
PepsiCo, Inc.	9,560	582,682

		$4,465,185

Food & Drug Stores – 0.3%
CVS Caremark Corp.	9,260	$271,503
Lawson, Inc.	12,400	541,943

		$813,446

Insurance – 2.3%
Allstate Corp.	8,540	$245,354
Aon Corp.	10,140	376,397
Hiscox Ltd.	83,136	423,458

5

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
ING Groep N.V. (a)	71,458	$530,539
Jardine Lloyd Thompson Group PLC	50,800	393,981
MetLife, Inc.	31,320	1,182,643
Muenchener Ruckvers AG	3,430	429,409
Prudential Financial, Inc.	9,520	510,843
Swiss Reinsurance Co.	11,560	475,534
Travelers Cos., Inc.	7,220	355,585
Zurich Financial Services Ltd.	2,630	577,314

		$5,501,057

Leisure & Toys – 0.1%
Hasbro, Inc.	5,950	$244,545

Machinery & Tools – 0.8%
ASSA ABLOY AB, “B”	28,650	$571,429
Glory Ltd.	17,800	387,452
Neopost S.A.	7,540	545,643
Schindler Holding AG	4,320	363,245

		$1,867,769

Major Banks – 2.8%
Bank of America Corp.	46,250	$664,613
Bank of New York Mellon Corp.	44,981	1,110,581
Credit Agricole S.A.	18,889	193,355
Goldman Sachs Group, Inc.	6,670	875,571
HSBC Holdings PLC	102,824	938,067
JPMorgan Chase & Co.	26,060	954,057
PNC Financial Services Group, Inc.	7,560	427,140
State Street Corp.	15,700	530,974
Sumitomo Mitsui Financial Group, Inc.	10,200	287,953
Wells Fargo & Co.	25,120	643,072

		$6,625,383

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	8,900	$377,788
Miraca Holdings, Inc.	14,700	440,391

		$818,179

Medical Equipment – 0.8%
Becton, Dickinson & Co.	4,830	$326,605
Medtronic, Inc.	13,760	499,075
Smith & Nephew PLC	41,915	394,635
St. Jude Medical, Inc. (a)	11,330	408,900
Synthes, Inc.	3,350	385,210

		$2,014,425

Network & Telecom – 0.5%
Ericsson, Inc., “B”	60,680	$675,599
Nokia Oyj	58,410	476,934

		$1,152,533

Oil Services – 0.2%
National Oilwell Varco, Inc.	10,190	$336,983
Transocean, Inc. (a)	3,840	177,907

		$514,890

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 0.6%
Bangkok Bank Public Co. Ltd.	86,800	$338,881
DnB NOR A.S.A.	53,600	515,758
Hachijuni Bank Ltd.	36,000	202,696
Sapporo Hokuyo Holdings, Inc.	45,500	200,791
Unione di Banche Italiane ScpA	18,484	159,042

		$1,417,168

Pharmaceuticals – 3.6%
Abbott Laboratories	25,110	$1,174,646
GlaxoSmithKline PLC	58,880	997,850
Hisamitsu Pharmaceutical Co., Inc.	3,600	142,843
Johnson & Johnson	30,080	1,776,525
Merck KGaA	2,830	206,171
Pfizer, Inc.	60,400	861,304
Roche Holding AG	11,100	1,524,292
Sanofi-Aventis	27,080	1,633,002
Santen, Inc.	10,700	385,039

		$8,701,672

Railroad & Shipping – 0.2%
Canadian National Railway Co.	7,000	$401,660

Real Estate – 0.1%
Deutsche Wohnen AG (a)	31,040	$239,854

Telecommunications – Wireless – 1.4%
KDDI Corp.	244	$1,159,024
Vodafone Group PLC	1,024,060	2,122,079

		$3,281,103

Telephone Services – 1.0%
AT&T, Inc.	50,110	$1,212,161
China Unicom Ltd.	210,000	280,748
Royal KPN N.V.	79,210	1,011,420

		$2,504,329

Tobacco – 1.2%
British American Tobacco PLC	25,710	$814,102
Japan Tobacco, Inc.	217	674,618
Philip Morris International, Inc.	28,456	1,304,423

		$2,793,143

Trucking – 0.7%
TNT N.V.	26,827	$676,154
Yamato Holdings Co. Ltd.	71,800	950,160

		$1,626,314

Utilities – Electric Power – 0.7%
Dominion Resources, Inc.	14,620	$566,379
E.ON AG	28,268	760,968
PG&E Corp.	11,480	471,828

		$1,799,175

Total Common Stocks (Identified Cost, $88,576,412)		$76,828,600

6

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – 56.4%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (z)	$ 320,000	$332,000

Asset-Backed & Securitized – 1.3%
Bayview Commercial Asset Trust, FRN, 1.004%, 2023 (z)	CAD 170,000	$123,331
Commercial Mortgage Asset Trust, FRN, 1.091%, 2032 (i)(z)	$ 2,479,681	71,900
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	532,759	519,699
Commercial Mortgage Pass-Through Certificates, 5.293%, 2049	532,759	542,867
Commercial Mortgage Pass-Through Certificates, FRN, 0.539%, 2017 (n)	360,000	324,597
First Union National Bank Commercial Mortgage Trust, FRN, 1.156%, 2043 (i)(n)	6,478,777	22,979
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	532,759	545,826
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	310,000	317,288
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.099%, 2051	620,000	658,061

		$3,126,548

Automotive – 0.1%
American Honda Finance Corp., 2.375%, 2013 (n)	$ 150,000	$152,086

Broadcasting – 0.0%
CBS Corp., 5.75%, 2020	$ 50,000	$53,666

Cable TV – 1.2%
Comcast Corp., 5.15%, 2020	$ 790,000	$827,090
Cox Communications, Inc., 9.375%, 2019 (z)	540,000	715,638
DIRECTV Holdings LLC, 5.2%, 2020	600,000	625,328
Time Warner Cable, Inc., 5%, 2020	730,000	746,528

		$2,914,584

Chemicals – 0.5%
Ashland, Inc., 9.125%, 2017	$ 360,000	$394,200
Dow Chemical Co., 9.4%, 2039	519,000	721,820

		$1,116,020

Consumer Products – 0.5%
Newell Rubbermaid, Inc., 10.6%, 2019	$ 410,000	$565,898
Whirlpool Corp., 8%, 2012	600,000	656,380

		$1,222,278

Defense Electronics – 0.3%
L-3 Communications Corp., 6.375%, 2015	$ 670,000	$670,000

Emerging Market Quasi-Sovereign – 0.7%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$ 200,000	$214,250
Pemex Project Funding Master Trust, 5.75%, 2018	203,000	212,660

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petrobras International Finance Co., 7.875%, 2019	$ 208,000	$237,985

Petroleos Mexicanos, 6%, 2020	300,000	315,000
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	115,632
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	550,000	607,876

		$1,703,403

Emerging Market Sovereign – 0.5%
Federative Republic of Brazil, 5.625%, 2041	$ 305,000	$299,662
Republic of Indonesia, 0%, 2010	IDR 3,410,000,000	373,536
Republic of Peru, 7.35%, 2025	$ 400,000	479,000
Republic of South Africa, 5.5%, 2020	100,000	103,375

		$1,255,573

Energy – Independent – 0.0%
Anadarko Petroleum Corp., 6.2%, 2040	$ 110,000	$87,030

Energy – Integrated – 0.4%
Hess Corp., 8.125%, 2019	$ 670,000	$835,193

Food & Beverages – 1.3%
Anheuser-Busch InBev, 5.375%, 2020	$ 810,000	$872,850
Diageo Finance B.V., 5.5%, 2013	653,000	717,883
Kraft Foods, Inc., 6.5%, 2040	851,000	951,698
Miller Brewing Co., 5.5%, 2013 (n)	600,000	656,397

		$3,198,828

Food & Drug Stores – 0.3%
CVS Caremark Corp., 5.75%, 2017	$ 610,000	$678,614

Forest & Paper Products – 0.0%
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$ 100,000	$101,000

Insurance – 0.3%
Prudential Financial, Inc., 5.375%, 2020	$ 160,000	$162,044
UnumProvident Corp., 6.85%, 2015 (n)	496,000	526,785

		$688,829

Insurance – Property & Casualty – 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014	$ 320,000	$331,984
Chubb Corp., 6.375% to 2017, FRN to 2067	510,000	489,600
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,500,000	1,342,500

		$2,164,084

7

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 1.0%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 803,000	$784,557
Eksportfinans A.S.A., 1.875%, 2013	$ 795,000	801,511
Irish Life & Permanent PLC, 3.6%, 2013 (n)	700,000	693,538

		$2,279,606

International Market Sovereign – 24.9%
Federal Republic of Germany, 5%, 2011	EUR 730,000	$932,869
Federal Republic of Germany, 3.75%, 2013	EUR 883,000	1,172,432
Federal Republic of Germany, 3.75%, 2015	EUR 1,750,000	2,361,026
Federal Republic of Germany, 4.25%, 2018	EUR 4,784,000	6,672,931
Federal Republic of Germany, 6.25%, 2030	EUR 1,425,000	2,495,312
Government of Canada, 4.5%, 2015	CAD 337,000	348,596
Government of Japan, 1.3%, 2014	JPY 503,000,000	5,933,705
Government of Japan, 1.7%, 2017	JPY 697,000,000	8,482,068
Government of Japan, 2.1%, 2024	JPY 251,000,000	3,055,557
Government of Japan, 2.2%, 2027	JPY 67,950,000	825,858
Government of Japan, 2.4%, 2037	JPY 54,000,000	671,464
Kingdom of Belgium, 5.5%, 2017	EUR 254,000	361,248
Kingdom of the Netherlands, 3.75%, 2014	EUR 2,829,000	3,783,453
Kingdom of the Netherlands, 5.5%, 2028	EUR 390,000	619,584
Republic of Austria, 4.65%, 2018	EUR 2,376,000	3,269,084
Republic of Finland, 3.875%, 2017	EUR 1,123,000	1,515,063
Republic of France, 6%, 2025	EUR 656,000	1,041,619
Republic of France, 4.75%, 2035	EUR 729,000	1,045,189
Republic of Ireland, 4.6%, 2016	EUR 3,229,000	3,931,405
Republic of Italy, 4.75%, 2013	EUR 2,247,000	2,904,557
Republic of Italy, 5.25%, 2017	EUR 2,362,000	3,176,775
United Kingdom Treasury, 8%, 2015	GBP 1,832,000	3,536,261
United Kingdom Treasury, 8%, 2021	GBP 275,000	582,966
United Kingdom Treasury, 4.25%, 2036	GBP 656,000	991,597

		$59,710,619

Local Authorities – 0.4%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$ 290,000	$306,237
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	225,000	228,802
University of California Rev. (Build America Bonds), 5.77%, 2043	80,000	81,790
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	230,000	251,972

		$868,801

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 3.0%
Bank of America Corp., 7.625%, 2019	$1,225,000	$1,403,247
BB&T Corp., 3.95%, 2016	820,000	841,418
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	500,000	435,000
Credit Suisse (USA), Inc., 6%, 2018	1,235,000	1,288,679
Merrill Lynch & Co., Inc., 6.15%, 2013	559,000	597,649
Morgan Stanley, 7.3%, 2019	702,000	754,944
PNC Financial Services Group, Inc., 5.125%, 2020	1,170,000	1,216,585
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	720,000	718,579

		$7,256,101

Metals & Mining – 1.4%
ArcelorMittal, 6.125%, 2018	$570,000	$596,152
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	560,000	607,600
Peabody Energy Corp., “B”, 6.875%, 2013	410,000	413,075
Southern Copper Corp., 5.375%, 2020	150,000	150,349
Southern Copper Corp., 6.75%, 2040	107,000	105,767
Teck Resources Ltd., 10.25%, 2016	350,000	413,000
Teck Resources Ltd., 10.75%, 2019	360,000	441,108
Vale Overseas Ltd., 6.875%, 2039	610,000	637,266

		$3,364,317

Mortgage-Backed – 5.8%
Fannie Mae, 4.771%, 2012	$183,658	$194,238
Fannie Mae, 5.37%, 2013	141,442	150,358
Fannie Mae, 4.78%, 2015	94,434	102,722
Fannie Mae, 4.856%, 2015	75,099	81,440
Fannie Mae, 5.5%, 2015	41,833	46,304
Fannie Mae, 5.09%, 2016	99,000	109,286
Fannie Mae, 5.424%, 2016	101,218	112,166
Fannie Mae, 4.99%, 2017	40,350	43,945
Fannie Mae, 5.05%, 2017	89,512	98,856
Fannie Mae, 5.298%, 2018	472,229	521,276
Fannie Mae, 4.57%, 2019	246,658	265,024
Fannie Mae, 6.16%, 2019	48,079	54,758
Fannie Mae, 4.5%, 2025-2040	957,518	1,000,833
Fannie Mae, 5%, 2040	571,576	605,626
Fannie Mae, TBA, 5%, 2033	2,650,000	2,793,680
Freddie Mac, 4.186%, 2019	650,000	673,725
Freddie Mac, 5.085%, 2019	30,000	32,833
Freddie Mac, 5%, 2022-2040	4,809,560	5,090,881
Freddie Mac, 5.5%, 2037	528,738	568,066
Freddie Mac, 6%, 2039	543,630	590,722
Ginnie Mae, 5%, 2040	755,147	806,497

		$13,943,236

Municipals – 0.2%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$285,000	$343,796

Natural Gas – Pipeline – 0.4%
Williams Partners LP, 5.25%, 2020 (z)	$991,000	$1,013,364

8

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 0.7%
CenturyTel, Inc., 7.6%, 2039	$500,000	$474,004
Telecom Italia Capital, 7.175%, 2019	660,000	710,565
Telefonica Emisiones S.A.U., 2.582%, 2013	460,000	456,836

		$1,641,405

Other Banks & Diversified Financials – 0.5%
Citigroup, Inc., 6.125%, 2018	$975,000	$1,017,590
VTB Capital S.A., 6.465%, 2015 (n)	145,000	145,000

		$1,162,590

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020	$710,000	$751,930

Specialty Stores – 0.2%
Best Buy Co., Inc., 6.75%, 2013	$490,000	$548,064

Supranational – 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)	$200,000	$211,000

Tobacco – 0.5%
Altria Group, Inc., 9.7%, 2018	$675,000	$854,807
Lorillard Tobacco Co., 6.875%, 2020	440,000	446,966

		$1,301,773

U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 2015	$349,000	$384,629
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	126,332
Small Business Administration, 5.09%, 2025	47,895	51,626
Small Business Administration, 5.21%, 2026	628,555	674,896
Small Business Administration, 5.36%, 2026	69,506	75,874
Small Business Administration, 5.31%, 2027	376,898	411,711

		$1,725,068

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 7.1%
U.S. Treasury Bonds, 8%, 2021	$4,012,000	$5,834,953
U.S. Treasury Bonds, 6.875%, 2025	532,000	738,150
U.S. Treasury Bonds, 5.25%, 2029	495,000	595,702
U.S. Treasury Notes, 4.75%, 2012 (f)	2,277,000	2,430,431
U.S. Treasury Notes, 4.125%, 2015 (f)	641,000	712,161
U.S. Treasury Notes, 4.75%, 2017 (f)	5,742,000	6,638,740

		$16,950,137

Utilities – Electric Power – 0.8%
Enel Finance International S.A., 6%, 2039 (n)	$694,000	$667,690
Progress Energy, Inc., 7.05%, 2019	610,000	720,677
TECO Energy, Inc., 6.572%, 2017	461,000	524,496

		$1,912,863

Total Bonds (Identified Cost, $135,765,562)		$135,284,406

Issuer/Expiration Date/ Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.0%
JPY Currency – December 2010 @ $0.01 (Premiums Paid, $10,750)	JPY 130,800,000	$4,186

Issuer	Shares/Par
MONEY MARKET FUNDS (v) – 10.7%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	25,737,389	$25,737,389

Total Investments (Identified Cost, $250,090,113)		$237,854,581

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,966,114

Net Assets – 100.0%		$239,820,695

9

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,845,798, representing 3.3% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.004%, 2023	5/25/06	$153,707	$123,331
Bombardier, Inc., 7.75%, 2020	5/10/10	332,800	332,000
Commercial Mortgage Asset Trust, FRN, 1.091%, 2032	8/25/03	69,374	71,900
Cox Communications, Inc., 9.375%, 2019	2/10/10-6/09/10	695,626	715,638
Williams Partners LP, 5.25%, 2020	2/02/10-6/24/10	1,000,353	1,013,364
Total Restricted Securities			$2,256,233
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

ZAR	South African Rand

10

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	1,503,750	8/09/10	$1,259,000	$1,260,258	$1,258
BUY	AUD	Westpac Banking Corp.	1,211,345	7/12/10	1,014,708	1,018,481	3,773
SELL	AUD	Goldman Sachs International	1,101,448	8/09/10	1,010,074	923,097	86,977
SELL	AUD	HSBC Bank	455,000	7/12/10	406,897	382,557	24,340
SELL	CAD	Citibank N.A.	524,190	7/12/10	508,705	492,376	16,329
SELL	CAD	Goldman Sachs International	6,254,619	8/09/10	6,151,908	5,874,040	277,868
BUY	CHF	Barclays Bank PLC	404,000	7/12/10-9/14/10	358,754	375,022	16,268
BUY	CHF	Citibank N.A.	494,000	9/14/10	433,390	458,939	25,549
BUY	CHF	JPMorgan Chase Bank	2,302,900	8/09/10	2,087,000	2,137,880	50,880
BUY	CZK	Barclays Bank PLC	1,147,000	7/12/10	52,819	54,542	1,723
BUY	DKK	Goldman Sachs International	4,911,991	8/09/10	803,000	806,449	3,449
SELL	DKK	Goldman Sachs International	8,243,472	8/09/10	1,445,594	1,353,411	92,183
BUY	EUR	Barclays Bank PLC	1,168,000	7/12/10	1,401,427	1,428,356	26,929
BUY	EUR	Credit Suisse Group	223,000	7/12/10	266,719	272,708	5,989
BUY	EUR	Royal Bank of Scotland PLC	624,000	9/14/10	762,269	763,360	1,091
SELL	EUR	Credit Suisse Group	148,000	7/12/10	193,833	180,990	12,843
SELL	EUR	Goldman Sachs International	27,442,358	7/09/10-8/09/10	36,132,595	33,562,794	2,569,801
SELL	EUR	JPMorgan Chase Bank	4,514,486	7/12/10	5,543,450	5,520,799	22,651
BUY	GBP	Barclays Bank PLC	1,723,358	7/12/10-7/14/10	2,516,813	2,574,847	58,034
SELL	GBP	Barclays Bank PLC	435,644	7/12/10	669,596	650,890	18,706
SELL	GBP	JPMorgan Chase Bank	2,569,181	8/09/10	3,846,000	3,838,506	7,494
BUY	IDR	HSBC Bank	1,161,398,000	7/16/10	126,652	127,823	1,171
BUY	IDR	JPMorgan Chase Bank	5,848,623,000	7/01/10	631,942	645,187	13,245
SELL	IDR	Barclays Bank PLC	2,148,019,000	8/31/10	235,399	234,700	699
SELL	IDR	JPMorgan Chase Bank	5,848,623,000	7/01/10	646,257	645,187	1,070
BUY	JPY	Barclays Bank PLC	373,156,000	7/12/10	4,070,281	4,221,166	150,885
BUY	JPY	Credit Suisse Group	21,568,000	7/12/10	234,711	243,979	9,268
BUY	JPY	Goldman Sachs International	43,328,000	7/12/10	470,562	490,129	19,567
BUY	JPY	HSBC Bank	68,122,000	7/12/10	735,629	770,601	34,972
BUY	JPY	JPMorgan Chase Bank	65,207,000	7/12/10	703,137	737,626	34,489
BUY	JPY	Merrill Lynch International Bank	131,930,108	7/12/10	1,421,588	1,492,402	70,814
BUY	JPY	Royal Bank of Scotland PLC	86,737,000	7/12/10-9/14/10	950,815	981,983	31,168
BUY	JPY	UBS AG	801,400,448	7/12/10-9/14/10	8,798,934	9,074,872	275,938
BUY	KRW	HSBC Bank	1,439,642,000	7/06/10	1,167,120	1,177,975	10,855
SELL	KRW	JPMorgan Chase Bank	1,395,105,300	7/06/10	1,155,676	1,141,533	14,143
BUY	MXN	Credit Suisse Group	8,196,000	7/06/10	633,311	633,472	161
SELL	MXN	Barclays Bank PLC	2,932,000	7/06/10	227,319	226,616	703
SELL	NOK	JPMorgan Chase Bank	16,580,030	8/09/10	2,780,460	2,542,804	237,656
BUY	NZD	Goldman Sachs International	1,565,299	8/09/10	1,066,000	1,070,764	4,764
BUY	PLN	Citibank N.A.	416,000	7/06/10	119,728	122,595	2,867
SELL	PLN	Citibank N.A.	593,000	7/06/10	181,835	174,756	7,079
BUY	SEK	Citibank N.A.	478,000	7/12/10	59,282	61,303	2,021
BUY	SEK	Goldman Sachs International	505,000	7/12/10	63,180	64,765	1,585
SELL	SEK	Citibank N.A.	1,308,000	7/12/10	171,103	167,749	3,354
SELL	SEK	JPMorgan Chase Bank	31,025,993	8/09/10	4,072,000	3,978,987	93,013
BUY	SGD	Barclays Bank PLC	256,000	8/10/10	182,291	182,976	685
BUY	TRY	JPMorgan Chase Bank	1,255,000	8/11/10	787,056	787,493	437
SELL	TRY	HSBC Bank	130,000	8/11/10	81,579	81,573	6
BUY	TWD	HSBC Bank	4,509,000	7/08/10	139,210	140,357	1,147
BUY	TWD	JPMorgan Chase Bank	12,091,000	7/08/10	374,334	376,371	2,037

11

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	ZAR	Barclays Bank PLC	1,727,000	8/19/10	$218,373	$223,166	$4,793
BUY	ZAR	UBS AG	3,458,000	8/19/10	439,839	446,850	7,011

							$4,361,738

Liability Derivatives
BUY	AUD	Barclays Bank PLC	72,000	7/12/10	$66,059	$60,537	$(5,522)
BUY	AUD	Citibank N.A.	392,000	7/12/10	344,685	329,588	(15,097)
BUY	AUD	Credit Suisse Group	76,000	7/12/10	70,136	63,900	(6,236)
BUY	AUD	Goldman Sachs International	730,495	7/12/10-8/09/10	650,048	612,349	(37,699)
BUY	AUD	Royal Bank of Scotland PLC	179,000	7/12/10	151,262	150,501	(761)
BUY	AUD	Westpac Banking Corp.	89,000	7/12/10	82,133	74,830	(7,303)
BUY	CAD	Barclays Bank PLC	1,985,444	7/12/10-8/09/10	1,911,892	1,864,723	(47,169)
BUY	CAD	Citibank N.A.	390,000	7/12/10	374,786	366,330	(8,456)
BUY	CAD	Goldman Sachs International	290,632	8/09/10	279,000	272,947	(6,053)
BUY	CAD	UBS AG	1,868,906	8/06/10	1,789,547	1,755,220	(34,327)
BUY	CHF	UBS AG	275,000	7/12/10	256,507	255,176	(1,331)
SELL	CHF	JPMorgan Chase Bank	14,930,858	8/09/10	13,473,577	13,860,949	(387,372)
BUY	CNY	JPMorgan Chase Bank	1,959,000	10/18/10-4/18/11	294,322	291,224	(3,098)
BUY	CZK	Citibank N.A.	1,735,000	7/12/10	92,658	82,502	(10,156)
BUY	DKK	Barclays Bank PLC	5,002,922	9/14/10	825,565	821,487	(4,078)
BUY	DKK	JPMorgan Chase Bank	174,000	8/09/10	31,002	28,567	(2,435)
BUY	EUR	Barclays Bank PLC	2,056,000	7/12/10-9/15/10	2,595,991	2,514,771	(81,220)
BUY	EUR	Citibank N.A.	457,000	7/12/10	592,258	558,869	(33,389)
BUY	EUR	Credit Suisse Group	321,000	9/14/10	397,060	392,690	(4,370)
BUY	EUR	Goldman Sachs International	522,000	9/15/10	638,912	638,584	(328)
BUY	EUR	HSBC Bank	792,000	7/12/10-7/14/10	999,808	968,548	(31,260)
BUY	EUR	Royal Bank of Scotland PLC	176,000	7/12/10	233,739	215,232	(18,507)
BUY	EUR	UBS AG	876,000	7/12/10-9/15/10	1,105,796	1,071,485	(34,311)
SELL	EUR	Barclays Bank PLC	556,104	9/15/10	673,000	680,305	(7,305)
SELL	EUR	Goldman Sachs International	1,544,722	8/09/10	1,879,000	1,889,314	(10,314)
SELL	EUR	UBS AG	1,541,968	9/15/10	1,857,794	1,886,353	(28,559)
BUY	GBP	Barclays Bank PLC	565,376	7/12/10	865,170	844,722	(20,448)
BUY	GBP	Credit Suisse Group	323,000	7/12/10-7/14/10	490,678	482,590	(8,088)
BUY	GBP	Deutsche Bank AG	341,376	7/12/10	520,845	510,046	(10,799)
BUY	GBP	Goldman Sachs International	164,000	7/12/10	248,617	245,030	(3,587)
BUY	GBP	JPMorgan Chase Bank	920,661	8/09/10	1,406,523	1,375,521	(31,002)
SELL	GBP	Barclays Bank PLC	942,382	7/12/10	1,386,617	1,408,001	(21,384)
SELL	GBP	JPMorgan Chase Bank	874,681	8/09/10	1,283,000	1,306,824	(23,824)
BUY	IDR	Barclays Bank PLC	2,148,019,000	7/01/10	237,613	236,957	(656)
BUY	IDR	JPMorgan Chase Bank	5,848,623,000	8/31/10	641,296	639,041	(2,255)
SELL	IDR	Barclays Bank PLC	2,148,019,000	7/01/10	229,367	236,957	(7,590)
SELL	IDR	JPMorgan Chase Bank	1,214,303,000	7/16/10	132,061	133,646	(1,585)
SELL	JPY	Citibank N.A.	21,416,000	7/12/10	226,441	242,259	(15,818)
SELL	JPY	Credit Suisse Group	23,458,702	7/12/10	251,447	265,366	(13,919)
SELL	JPY	Goldman Sachs International	16,526,000	7/12/10	177,141	186,943	(9,802)
SELL	JPY	HSBC Bank	124,689,503	7/12/10	1,346,206	1,410,496	(64,290)
SELL	JPY	JPMorgan Chase Bank	2,728,876,958	7/12/10-8/09/10	29,281,695	30,882,533	(1,600,838)
SELL	JPY	Merrill Lynch International Bank	513,785,670	7/12/10	5,592,145	5,811,979	(219,834)
SELL	JPY	Royal Bank of Scotland PLC	774,000	7/12/10	8,343	8,756	(413)
BUY	KRW	Barclays Bank PLC	162,022,000	7/21/10	135,697	132,505	(3,192)

12

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	KRW	JPMorgan Chase Bank	227,301,000	7/06/10	$190,465	$185,987	$(4,478)
BUY	MXN	Citibank N.A.	4,115,000	7/06/10-8/03/10	321,945	317,607	(4,338)
BUY	MXN	HSBC Bank	3,714,000	7/06/10	297,823	287,057	(10,766)
BUY	MXN	JPMorgan Chase Bank	1,996,000	7/06/10-7/12/10	159,050	154,216	(4,834)
BUY	MXN	Merrill Lynch International Bank	1,982,000	8/03/10	160,538	152,762	(7,776)
SELL	MXN	Citibank N.A.	829,000	8/03/10	62,705	63,895	(1,190)
BUY	MYR	Merrill Lynch International Bank	1,038,000	7/26/10	321,064	320,265	(799)
BUY	NOK	Citibank N.A.	888,000	8/16/10	137,716	136,141	(1,575)
BUY	NOK	JPMorgan Chase Bank	10,557,403	8/09/10	1,679,000	1,619,141	(59,859)
BUY	NZD	Credit Suisse Group	226,000	7/26/10	162,316	154,756	(7,560)
BUY	NZD	Goldman Sachs International	12,561,456	7/09/10-8/09/10	8,944,930	8,602,805	(342,125)
BUY	NZD	Royal Bank of Scotland PLC	268,000	7/26/10	191,460	183,516	(7,944)
SELL	NZD	Citibank N.A.	493,000	7/26/10	329,219	337,587	(8,368)
BUY	PHP	Barclays Bank PLC	2,649,000	7/21/10	57,838	57,028	(810)
BUY	PHP	JPMorgan Chase Bank	32,430,000	7/26/10	698,020	697,783	(237)
BUY	PLN	HSBC Bank	1,656,000	7/06/10	558,429	488,021	(70,408)
BUY	SEK	Barclays Bank PLC	2,987,000	7/12/10	395,595	383,077	(12,518)
BUY	SEK	Credit Suisse Group	7,108,863	7/12/10	984,130	911,699	(72,431)
BUY	SEK	HSBC Bank	1,869,000	7/12/10	259,353	239,696	(19,657)
BUY	SEK	JPMorgan Chase Bank	38,970,140	8/09/10	5,365,006	4,997,798	(367,208)
BUY	SEK	UBS AG	1,214,000	7/12/10	159,781	155,693	(4,088)
SELL	SEK	JPMorgan Chase Bank	707,445	8/09/10	90,000	90,728	(728)
BUY	SGD	Citibank N.A.	84,000	7/12/10	60,343	60,032	(311)
BUY	SGD	Goldman Sachs International	107,000	7/12/10	77,510	76,470	(1,040)
BUY	ZAR	Barclays Bank PLC	794,000	7/14/10	105,333	103,236	(2,097)

							$(3,899,125)

13

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Short)	EUR	54	$4,105,505	July-2010	$263,092
ASX SPI 200 Index (Short)	AUD	48	4,234,534	September-2010	311,764
E-mini S&P 500 Index (Short)	USD	126	6,478,358	September-2010	356,134
Nikkei 225 Index (Short)	JPY	9	927,313	September-2010	39,097
OMX Stockholm 30 Index (Short)	SEK	172	2,230,636	July-2010	44,175
S&P/TSX 60 Index (Short)	CAD	51	6,307,510	September-2010	210,605

					$1,224,867

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	58	$5,222,336	September-2010	$123,591
German Euro Bund (Long)	EUR	18	2,853,973	September-2010	6,108
Government of Canada Bond 10 yr (Long)	CAD	50	5,817,314	September-2010	80,429
Japan Government Bond 10 yr (Long)	JPY	5	8,012,359	September-2010	83,190

					$293,318

Liability Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	39	$1,583,875	July-2010	$(139,311)
FTSE 100 Index (Long)	GBP	43	3,065,616	September-2010	(235,778)
FTSE MIB Index (Long)	EUR	69	7,951,507	September-2010	(492,758)
IBEX 35 Index (Long)	EUR	36	3,936,893	July-2010	(236,845)

					$(1,104,692)

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	60	$7,353,267	September-2010	$(141,570)
United Kingdom Gilt Bond (Short)	GBP	22	3,984,761	September-2010	(88,603)

					$(230,173)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

14

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $224,352,724)	$212,117,192
Underlying funds, at cost and value	25,737,389
Total investments, at value (identified cost, $250,090,113)	$237,854,581
Cash	1,371
Restricted cash	1,620,000
Foreign currency, at value (identified cost, $22,139)	22,249
Receivables for
Forward foreign currency exchange contracts	4,361,738
Daily variation margin on open futures contracts	20,725
Investments sold	181,583
Fund shares sold	2,803,999
Interest and dividends	2,027,199
Receivable from investment adviser	13,103
Other assets	2,216
Total assets		$248,908,764
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,899,125
Investments purchased	5,061,203
Fund shares reacquired	44,633
Payable to affiliates
Investment adviser	9,783
Shareholder servicing costs	162
Distribution and/or service fees	2,077
Administrative services fee	455
Payable for Trustees’ compensation	1,755
Accrued expenses and other liabilities	68,876
Total liabilities		$9,088,069
Net assets		$239,820,695
Net assets consist of
Paid-in capital	$250,966,422
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $5,359 deferred country tax)	(11,621,436)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(549,160)
Undistributed net investment income	1,024,869
Net assets		$239,820,695
Shares of beneficial interest outstanding		18,341,230

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$85,310,769	6,490,971	$13.14
Service Class	154,509,926	11,850,259	13.04

See Notes to Financial Statements

15

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$1,293,495
Dividends	983,769
Dividends from underlying funds	20,763
Foreign taxes withheld	(76,928)
Total investment income		$2,221,099
Expenses
Management fee	$562,485
Distribution and/or service fees	75,052
Shareholder servicing costs	8,999
Administrative services fee	27,211
Trustees’ compensation	7,056
Custodian fee	60,868
Shareholder communications	5,227
Auditing fees	29,207
Legal fees	3,720
Miscellaneous	9,160
Total expenses		$788,985
Fees paid indirectly	(20)
Reduction of expenses by investment adviser	(37,589)
Net expenses		$751,376
Net investment income		$1,469,723
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $982 country tax)	$(400,602)
Futures contracts	984,921
Foreign currency transactions	1,085,019
Net realized gain (loss) on investments and foreign currency transactions		$1,669,338
Change in unrealized appreciation (depreciation)
Investments (net of $1,215 increase in deferred country tax)	$(8,884,658)
Futures contracts	183,320
Translation of assets and liabilities in foreign currencies	564,356
Net unrealized gain (loss) on investments and foreign currency translation		$(8,136,982)
Net realized and unrealized gain (loss) on investments and foreign currency		$(6,467,644)
Change in net assets from operations		$(4,997,921)

See Notes to Financial Statements

16

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$1,469,723	$2,107,621
Net realized gain (loss) on investments and foreign currency transactions	1,669,338	(2,304,500)
Net unrealized gain (loss) on investments and foreign currency translation	(8,136,982)	13,325,296
Change in net assets from operations	$(4,997,921)	$13,128,417
Distributions declared to shareholders
From net investment income	$(1,262,023)	$(7,793,150)
Change in net assets from fund share transactions	$141,973,029	$(6,933,296)
Total change in net assets	$135,713,085	$(1,598,029)
Net assets
At beginning of period	104,107,610	105,705,639
At end of period (including undistributed net investment income of $1,024,869 and $817,169, respectively)	$239,820,695	$104,107,610

See Notes to Financial Statements

17

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.56		$12.89	$17.59	$18.11	$16.66	$17.91
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.37	$0.40	$0.41	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		1.44	(2.68)	1.13	2.38	0.23
Total from investment operations	$(0.31)		$1.71	$(2.31)	$1.53	$2.79	$0.60
Less distributions declared to shareholders
From net investment income	$(0.11)		$(1.04)	$(0.86)	$(0.40)	$(0.16)	$(0.75)
From net realized gain on investments	—		—	(1.53)	(1.65)	(1.18)	(1.10)
Total distributions declared to shareholders	$(0.11)		$(1.04)	$(2.39)	$(2.05)	$(1.34)	$(1.85)
Net asset value, end of period	$13.14		$13.56	$12.89	$17.59	$18.11	$16.66
Total return (%) (k)(r)(s)	(2.35	)(n)	15.16	(15.42)	8.87	17.20	3.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.06	0.98	0.95	0.93	0.92
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.93	N/A	N/A
Net investment income	1.93	(a)	2.17	2.48	2.24	2.41	2.18
Portfolio turnover	49		66	75	78	76	78
Net assets at end of period (000 omitted)	$85,311		$92,880	$93,254	$145,113	$161,209	$161,143

See Notes to Financial Statements

18

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.46		$12.79	$17.46	$17.99	$16.56	$17.82
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.34	$0.35	$0.37	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)		1.42	(2.66)	1.13	2.36	0.23
Total from investment operations	$(0.32)		$1.66	$(2.32)	$1.48	$2.73	$0.55
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.99)	$(0.82)	$(0.36)	$(0.12)	$(0.71)
From net realized gain on investments	—		—	(1.53)	(1.65)	(1.18)	(1.10)
Total distributions declared to shareholders	$(0.10)		$(0.99)	$(2.35)	$(2.01)	$(1.30)	$(1.81)
Net asset value, end of period	$13.04		$13.46	$12.79	$17.46	$17.99	$16.56
Total return (%) (k)(r)(s)	(2.40	)(n)	14.78	(15.59)	8.62	16.91	3.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.31	1.23	1.20	1.18	1.17
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.18	N/A	N/A
Net investment income	2.00	(a)	1.92	2.25	1.99	2.15	1.91
Portfolio turnover	49		66	75	78	76	78
Net assets at end of period (000 omitted)	$154,510		$11,228	$12,451	$20,109	$18,637	$16,797

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

19

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (formerly MFS Global Total Return Portfolio) (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign

20

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$33,652,461	$—	$—	$33,652,461
Japan	—	10,617,580	—	10,617,580
United Kingdom	—	9,909,164	—	9,909,164
Switzerland	—	5,939,550	—	5,939,550
France	—	5,598,455	—	5,598,455
Netherlands	—	3,648,754	—	3,648,754
Germany	—	2,443,470	—	2,443,470
Sweden	—	1,247,028	—	1,247,028
South Korea	308,091	673,724	—	981,815
Other Countries	1,018,960	1,771,363	—	2,790,323
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	18,675,205	—	18,675,205
Non-U.S. Sovereign Debt	—	65,160,200	—	65,160,200
Municipal Bonds	—	343,796	—	343,796
Corporate Bonds	—	24,119,649	—	24,119,649
Residential Mortgage-Backed Securities	—	13,943,237	—	13,943,237
Commercial Mortgage-Backed Securities	—	3,126,548	—	3,126,548
Foreign Bonds	—	9,915,771	—	9,915,771
Purchased Currency Options	—	4,186	—	4,186
Mutual Funds	25,737,389	—	—	25,737,389
Total Investments	$60,716,901	$177,137,680	$—	$237,854,581

Other Financial Instruments
Futures	$629,884	$(446,564)	$—	$183,320
Forward Currency Contracts	—	462,613	—	462,613

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

21

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$293,318	$(230,173)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	4,361,738	(3,899,125)
Foreign Exchange Contracts	Purchased Currency Options	4,186	—
Equity Contracts	Equity Futures	1,250,529	(1,104,692)
Total		$5,909,771	$(5,233,990)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Purchased Options	Total
Interest Rate Contracts	$201,283	$—	$—	$201,283
Foreign Exchange Contracts	—	1,098,519	44,798	1,143,317
Equity Contracts	783,638	—	—	783,638
Total	$984,921	$1,098,519	$44,798	$2,128,238

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Purchased Options	Total
Interest Rate Contracts	$63,145	$—	$—	$63,145
Foreign Exchange Contracts	—	586,957	(6,564)	580,393
Equity Contracts	120,175	—	—	120,175
Total	$183,320	$586,957	$(6,564)	$763,713

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an

22

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

23

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

24

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$7,793,150

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$250,711,480
Gross appreciation	3,153,364
Gross depreciation	(16,010,263)
Net unrealized appreciation (depreciation)	$(12,856,899)

As of 12/31/09
Undistributed ordinary income	1,259,911
Capital loss carryforwards	(1,715,757)
Other temporary differences	(637,436)
Net unrealized appreciation (depreciation)	(3,792,501)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/17	$(1,715,757)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$701,290	$6,938,032
Service Class	560,733	855,118
Total	$1,262,023	$7,793,150

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

25

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $37,589 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $8,997, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $2.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0363% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,067 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$34,641,947	$10,401,347
Investments (non-U.S. Government securities)	$154,449,973	$56,921,154

26

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	95,553	$1,288,936	175,991	$2,245,712
Service Class	11,043,676	147,109,587	52,217	665,945
	11,139,229	$148,398,523	228,208	$2,911,657
Shares issued to shareholders in reinvestment of distributions
Initial Class	51,376	$701,290	632,455	$6,938,032
Service Class	41,383	560,733	78,379	855,118
	92,759	$1,262,023	710,834	$7,793,150
Shares reacquired
Initial Class	(506,269)	$(6,771,280)	(1,190,033)	$(14,350,447)
Service Class	(68,770)	(916,237)	(270,275)	(3,287,656)
	(575,039)	$(7,687,517)	(1,460,308)	$(17,638,103)
Net change
Initial Class	(359,340)	$(4,781,054)	(381,587)	$(5,166,703)
Service Class	11,016,289	146,754,083	(139,679)	(1,766,593)
	10,656,949	$141,973,029	(521,266)	$(6,933,296)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $671 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	4,181,282	88,966,760	(67,410,653)	25,737,389

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,763	$25,737,389

27

MFS Global Tactical Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

28

MFS INVESTMENT MANAGEMENT

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	1.9%
A-1	100.9%
Non Rated	0.0%
Cash & Other	(2.8)%

Maturity breakdown (u)
0 - 7 days	33.5%
8 - 29 days	27.7%
30 - 59 days	18.6%
60 - 89 days	23.0%
Other Assets Less Liabilities	(2.8)%

(a)	The composition table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy: If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.28%	$1,000.00	$1,000.00	$1.39
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40
Service Class	Actual	0.28%	$1,000.00	$1,000.00	$1.39
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – 49.8%
Conglomerates – 0.4%
United Technologies Corp., 0.18%, due 7/06/10 (t)	$1,079,000	$1,078,971
United Technologies Corp., 0.17%, due 7/28/10 (t)	343,000	342,956

		$1,421,927

Consumer Products – 3.0%
Procter & Gamble Co., 0.18%, due 8/23/10 (t)	$10,884,000	$10,881,116

Electronics – 4.1%
Emerson Electric Co., 0.16%, due 7/15/10 (t)	$8,057,000	$8,056,499
Emerson Electric Co., 0.19%, due 7/20/10 (t)	6,760,000	6,759,322

		$14,815,821

Financial Institutions – 2.1%
General Electric Capital Corp., 0.27%, due 7/09/10	$7,563,000	$7,562,546

Food & Beverages – 5.7%
Coca-Cola Co., 0.25%, due 7/19/10 (t)	$2,950,000	$2,949,631
Nestle Capital Corp., 0.36%, due 8/17/10 (t)	8,340,000	8,336,080
Pepsico, Inc., 0.15%, due 7/08/10 (t)	3,000,000	2,999,913
Pepsico, Inc., 0.12%, due 7/27/10 (t)	6,391,000	6,390,446

		$20,676,070

Major Banks – 15.4%
Abbey National North America LLC, 0.32%, due 7/26/10	$10,873,000	$10,870,584
ANZ National (International) Ltd., 0.42%, due 9/24/10	8,760,000	8,751,313
BNP Paribas Finance, Inc., 0.04%, due 7/01/10	7,925,000	7,925,000
BNP Paribas Finance, Inc. 0.35%, due 8/26/10	2,958,000	2,956,390
JPMorgan Chase & Co., 0.3%, due 7/14/10	222,000	221,976
JPMorgan Chase & Co., 0.26%, due 9/16/10	11,117,000	11,110,818
Toronto Dominion HDG USA, 0.25%, due 7/02/10	6,832,000	6,831,953
Westpac Banking Corp., 0.31%, due 8/30/10 (t)	7,420,000	7,416,166

		$56,084,200

Medical Equipment – 0.1%
Merck & Co., Inc., 0.2%, due 7/15/10 (t)	$445,000	$444,965

Network & Telecom – 1.5%
AT&T, Inc., 0.19%, due 7/06/10 (t)	$5,467,000	$5,466,856

Other Banks & Diversified Financials – 12.3%
Bank of Nova Scotia, 0.36%, due 8/09/10	$11,398,000	$11,393,555
Citigroup Funding, Inc., 0.47%, due 7/26/10	11,456,000	11,452,261

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Other Banks & Diversified Financials – continued
Rabobank USA Financial Corp., 0.275%, due 7/29/10	$11,145,000	$11,142,616
UBS Finance (Delaware) LLC, 0.53%, due 9/22/10	10,967,000	10,953,599

		$44,942,031

Personal Computers & Peripherals – 3.0%
Hewlett-Packard Co., 0.17%, due 7/22/10 (t)	$10,955,000	$10,953,914

Tobacco – 2.2%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$7,830,000	$7,828,478

Total Commercial Paper, at Amortized Cost and Value		$181,077,924

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 15.7%
Fannie Mae, 0.22%, due 8/25/10	$11,600,000	$11,596,101
Fannie Mae, 0.25%, due 9/01/10	11,500,000	11,495,049
Fannie Mae, 0.26%, due 9/01/10	11,000,000	10,995,074
Freddie Mac, 0.23%, due 9/01/10	11,600,000	11,595,405
Freddie Mac, 0.25%, due 9/02/10	11,600,000	11,594,925

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$57,276,554

CERTIFICATES OF DEPOSIT – 10.4%
Major Banks – 6.2%
Abbey National Treasury Services PLC/US Branch, 0.39%, due 7/20/10	$180,000	$180,000
Credit Suisse, New York, 0.82%, due 8/02/10	14,900,000	14,900,000
Royal Bank of Canada/New York Branch, 0.34%, due 8/09/10	7,500,000	7,500,000

		$22,580,000

Other Banks & Diversified Financials – 4.2%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$4,900,000	$4,900,000
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	10,500,000	10,500,000

		$15,400,000

Total Certificates of Deposit, at Amortized Cost and Value		$37,980,000

FLOATING RATE DEMAND NOTES – 2.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 7/01/10	$2,800,000	$2,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 7/01/10	2,600,000	2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.12%, due 7/01/10	3,200,000	3,200,000

Total Floating Rate Demand Notes (Identified Cost, $8,600,000)		$8,600,000

5

MFS Money Market Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS – 24.4%
Bank of America Corp., 0.01%, dated 6/30/10, due 7/01/10, total to be received $36,271,010 (secured by U.S. Treasury and Federal Agency obligations valued at $36,996,422 in a jointly traded account)	$36,271,000	$36,271,000
Goldman Sachs, 0.01%, dated 6/30/10, due 7/01/10, total to be received $36,271,010 (secured by U.S. Treasury and Federal Agency obligations valued at $36,996,540 in a jointly traded account)	36,271,000	36,271,000
Morgan Stanley, 0.01%, dated 6/30/10, due 7/01/10, total to be received $16,322,005 (secured by U.S. Treasury and Federal Agency obligations valued at $16,766,222 in a jointly traded account)	16,322,000	16,322,000

Total Repurchase Agreements, at Cost and Value		$88,864,000

Total Investments, at Amortized Cost and Value		$373,798,478

OTHER ASSETS, LESS LIABILITIES – (2.7)%		(9,888,259)

Net Assets – 100.0%		$363,910,219

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments, at amortized cost and value	$284,934,478
Repurchase agreements, at cost and value	88,864,000
Total investments, at amortized cost and value	$373,798,478
Cash	484
Receivables for
Fund shares sold	1,547,663
Interest	240,392
Receivable from investment adviser	6,520
Other assets	8,883
Total assets		$375,602,420
Liabilities
Payables for
Investments purchased	$10,881,116
Fund shares reacquired	751,567
Payable to affiliates
Investment adviser	3,877
Distribution and/or service fees	62
Administrative services fee	684
Payable for Trustees’ compensation	8,077
Accrued expenses and other liabilities	46,818
Total liabilities		$11,692,201
Net assets		$363,910,219
Net assets consist of
Paid-in capital	$364,134,030
Accumulated net realized gain (loss) on investments	(223,811)
Net assets		$363,910,219
Shares of beneficial interest outstanding		364,135,125

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$190,588,477	190,714,294	$1.00
Service Class	173,321,742	173,420,831	1.00

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Interest income		$537,106
Expenses
Management fee	$949,773
Distribution and/or service fees	229,794
Administrative services fee	67,458
Trustees’ compensation	26,917
Custodian fee	21,867
Shareholder communications	10,599
Auditing fees	13,647
Legal fees	3,720
Miscellaneous	18,129
Total expenses		$1,341,904
Fees paid indirectly	(141)
Reduction of expenses by investment adviser and distributor	(804,657)
Net expenses		$537,106
Net investment income		$0
Net realized gain (loss) on investment transactions		$732
Change in net assets from operations		$732

See Notes to Financial Statements

8

MFS Money Market Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$0	$90
Net realized gain (loss) on investments	732	—
Change in net assets from operations	$732	$90
Distributions declared to shareholders
From net investment income	$—	$(1,328)
Change in net assets from fund share transactions	$(34,712,481)	$(165,760,538)
Total change in net assets	$(34,711,749)	$(165,761,776)
Net assets
At beginning of period	398,621,968	564,383,744
At end of period	$363,910,219	$398,621,968

See Notes to Financial Statements

9

MFS Money Market Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008		2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.02		$0.05		$0.04		$0.03
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.02		$0.05		$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.02)		$(0.05)		$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	0.00	(x)	2.03		4.84		4.59		2.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60		0.59		0.55		0.59		0.60
Expenses after expense reductions (f)	0.28	(a)	0.33		0.57		N/A		N/A		0.60
Net investment income	0.00	(a)	0.00		2.02		4.73		4.52		2.65
Net assets at end of period (000 omitted)	$190,588		$206,513		$322,980		$320,807		$283,055		$241,684

See Notes to Financial Statements

10

MFS Money Market Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008		2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.02		$0.04		$0.04		$0.02
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00		$0.02		$0.04		$0.04		$0.02
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.02)		$(0.04)		$(0.04)		$(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	0.00	(x)	1.80		4.58		4.33		2.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85		0.84		0.80		0.84		0.85
Expenses after expense reductions (f)	0.28	(a)	0.33		0.80		N/A		N/A		0.85
Net investment income	0.00	(a)	0.00		1.76		4.48		4.28		2.49
Net assets at end of period (000 omitted)	$173,322		$192,109		$241,404		$233,523		$163,515		$123,232

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	Total return was less than 0.01%.

See Notes to Financial Statements

11

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$373,798,478	$—	$373,798,478

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no

12

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2009, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$1,328

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$373,798,478
As of 12/31/09
Capital loss carryforwards	(224,543)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/11	$(271)
12/31/12	(66)
12/31/15	(31,281)
12/31/16	(192,925)
$(224,543)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$—	$1,030
Service Class	—	298
Total	$—	$1,328

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the fund’s shareholders. For the six months ended June 30, 2010, the fund’s average daily net assets did not exceed $500 million and therefore, the management fee was not reduced. During the six months ended June 30, 2010, MFS voluntarily waived receipt of $548,027 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2010, this voluntary waiver had the effect of reducing the management fee by 0.29% of average daily net assets

13

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

on an annualized basis. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.21% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval.

The investment adviser has also agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $26,836 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2010, MFD voluntarily waived receipt of $229,794 of the fund’s distribution and/or service fees in order to avoid a negative yield. For the six months ended June 30, 2010, this voluntary waiver had the effect of reducing the distribution and/or service fees by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2010 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0355% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,285 and are included in miscellaneous expense on the Statement of Operations.

14

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $2,860,548,244 and $2,862,307,656, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	22,572,715	$22,572,715	43,373,549	$43,373,550
Service Class	22,419,392	22,419,392	66,446,136	66,446,135
	44,992,107	$44,992,107	109,819,685	$109,819,685
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,028	$1,028
Service Class	—	—	298	298
	—	$—	1,326	$1,326
Shares reacquired
Initial Class	(38,497,988)	$(38,497,988)	(159,840,114)	$(159,840,114)
Service Class	(41,206,600)	(41,206,600)	(115,741,435)	(115,741,435)
	(79,704,588)	$(79,704,588)	(275,581,549)	$(275,581,549)
Net change
Initial Class	(15,925,273)	$(15,925,273)	(116,465,537)	$(116,465,536)
Service Class	(18,787,208)	(18,787,208)	(49,295,001)	(49,295,002)
	(34,712,481)	$(34,712,481)	(165,760,538)	$(165,760,538)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $2,513 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

MFS Money Market Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Oracle Corp.	4.4%
Cisco Systems, Inc.	4.2%
Danaher Corp.	3.6%
MasterCard, Inc., “A”	3.6%
Accenture Ltd., “A”	3.3%
Google, Inc., “A”	3.0%
Colgate-Palmolive Co.	2.9%
Johnson & Johnson	2.7%
Schlumberger Ltd.	2.6%
Apple, Inc.	2.5%

Equity sectors
Technology	24.6%
Health Care	16.4%
Special Products & Services	12.9%
Consumer Staples	12.9%
Financial Services	8.3%
Industrial Goods & Services	6.8%
Energy	6.0%
Retailing	4.9%
Basic Materials	3.4%
Leisure	2.7%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.82%	$1,000.00	$913.74	$3.89
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$912.36	$5.07
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.8%
Precision Castparts Corp.	15,450	$1,590,110
United Technologies Corp.	168,220	10,919,160

		$12,509,270

Alcoholic Beverages – 1.6%
Companhia de Bebidas das Americas, ADR	29,300	$2,959,593
Diageo PLC	257,510	4,034,941

		$6,994,534

Apparel Manufacturers – 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	36,710	$3,998,733
NIKE, Inc., “B”	120,870	8,164,769

		$12,163,502

Broadcasting – 0.3%
Omnicom Group, Inc.	43,130	$1,479,359

Brokerage & Asset Managers – 5.1%
Charles Schwab Corp.	606,120	$8,594,782
CME Group, Inc.	22,790	6,416,525
Franklin Resources, Inc.	90,230	7,776,924

		$22,788,231

Business Services – 12.9%
Accenture Ltd., “A”	375,810	$14,525,057
Automatic Data Processing, Inc.	55,800	2,246,508
Dun & Bradstreet Corp.	153,710	10,317,015
Fidelity National Information Services, Inc.	91,410	2,451,616
MasterCard, Inc., “A” (s)	79,750	15,912,518
Verisk Analytics, Inc., “A” (a)	169,880	5,079,412
Visa, Inc., “A”	70,810	5,009,808
Western Union Co.	124,460	1,855,699

		$57,397,633

Cable TV – 0.4%
DIRECTV Group, Inc., “A” (a)	53,290	$1,807,597

Chemicals – 1.3%
Monsanto Co.	125,380	$5,795,064

Computer Software – 4.4%
Oracle Corp. (s)	906,060	$19,444,048

Computer Software – Systems – 7.8%
Apple, Inc. (a)	43,880	$11,037,136
EMC Corp. (a)	288,640	5,282,112
Hewlett-Packard Co.	204,230	8,839,074
International Business Machines Corp.	77,960	9,626,501

		$34,784,823

Consumer Products – 5.9%
Church & Dwight Co., Inc.	103,860	$6,513,061
Colgate-Palmolive Co.	163,910	12,909,552
Procter & Gamble Co.	114,771	6,883,965

		$26,306,578

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 4.0%
Danaher Corp.	430,400	$15,976,448
W.W. Grainger, Inc.	18,270	1,816,952

		$17,793,400

Electronics – 4.6%
Microchip Technology, Inc.	285,540	$7,920,880
Samsung Electronics Co. Ltd., GDR	14,203	4,443,357
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	817,913	7,982,831

		$20,347,068

Energy – Integrated – 2.1%
Chevron Corp.	49,450	$3,355,677
Exxon Mobil Corp.	63,660	3,633,076
Hess Corp.	41,440	2,086,090

		$9,074,843

Food & Beverages – 5.4%
Groupe Danone	123,754	$6,608,705
Mead Johnson Nutrition Co., “A”	80,470	4,033,156
Nestle S.A.	45,858	2,212,647
PepsiCo, Inc.	180,670	11,011,837

		$23,866,345

Food & Drug Stores – 0.4%
CVS Caremark Corp.	61,817	$1,812,474

Gaming & Lodging – 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	34,110	$1,413,177

General Merchandise – 0.7%
Target Corp.	66,700	$3,279,639

Internet – 3.6%
eBay, Inc. (a)	140,490	$2,755,009
Google, Inc., “A” (a)	29,960	13,330,702

		$16,085,711

Major Banks – 3.2%
Bank of New York Mellon Corp.	340,505	$8,407,068
State Street Corp.	167,700	5,671,614

		$14,078,682

Medical & Health Technology & Services – 2.1%
Medco Health Solutions, Inc. (a)	34,210	$1,884,287
Patterson Cos., Inc.	201,480	5,748,224
VCA Antech, Inc. (a)	66,770	1,653,225

		$9,285,736

Medical Equipment – 9.8%
Becton, Dickinson & Co.	95,400	$6,450,948
DENTSPLY International, Inc.	323,620	9,679,474
Medtronic, Inc.	194,620	7,058,867
St. Jude Medical, Inc. (a)	63,370	2,287,023
Synthes, Inc.	37,030	4,258,008

5

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc. (a)	198,100	$9,716,805
Waters Corp. (a)	65,060	4,209,382

		$43,660,507

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	50,720	$3,144,133

Network & Telecom – 4.2%
Cisco Systems, Inc. (a)(s)	881,617	$18,787,258

Oil Services – 3.9%
National Oilwell Varco, Inc.	174,318	$5,764,696
Schlumberger Ltd.	207,480	11,481,943

		$17,246,639

Pharmaceuticals – 4.5%
Abbott Laboratories	92,970	$4,349,137
Allergan, Inc.	61,510	3,583,573
Johnson & Johnson	202,750	11,974,415

		$19,907,125

Printing & Publishing – 1.7%
MSCI, Inc., “A” (a)	271,250	$7,432,250

Specialty Chemicals – 1.4%
Praxair, Inc.	80,810	$6,140,752

Specialty Stores – 1.0%
Staples, Inc.	234,070	$4,459,034

Total Common Stocks (Identified Cost, $452,718,194)		$439,285,412

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	3,917,294	$3,917,294

Total Investments (Identified Cost, $456,635,488)		$443,202,706

OTHER ASSETS, LESS LIABILITIES – 0.2%		999,146

Net Assets – 100.0%		$444,201,852

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $166,592. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $452,718,194)	$439,285,412
Underlying funds, at cost and value	3,917,294
Total investments, at value (identified cost, $456,635,488)	$443,202,706
Receivables for
Investments sold	14,848,850
Fund shares sold	61
Interest and dividends	281,372
Receivable from investment adviser	11,549
Other assets	9,564
Total assets		$458,354,102
Liabilities
Payables for
Investments purchased	$13,524,215
Fund shares reacquired	477,752
Payable to affiliates
Investment adviser	18,720
Distribution and/or service fees	929
Administrative services fee	854
Payable for Trustees’ compensation	10,652
Accrued expenses and other liabilities	119,128
Total liabilities		$14,152,250
Net assets		$444,201,852
Net assets consist of
Paid-in capital	$764,873,015
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(13,428,874)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(308,394,770)
Undistributed net investment income	1,152,481
Net assets		$444,201,852
Shares of beneficial interest outstanding		48,173,230

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$378,025,137	40,956,439	$9.23
Service Class	66,176,715	7,216,791	9.17

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$3,351,500
Interest	12,735
Dividends from underlying funds	5,102
Foreign taxes withheld	(57,548)
Total investment income		$3,311,789
Expenses
Management fee	$1,883,467
Distribution and/or service fees	93,898
Administrative services fee	88,763
Trustees’ compensation	35,694
Custodian fee	46,915
Shareholder communications	9,160
Auditing fees	23,440
Legal fees	3,720
Miscellaneous	21,193
Total expenses		$2,206,250
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(48,602)
Net expenses		$2,157,647
Net investment income		$1,154,142
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$15,776,543
Foreign currency transactions	(2,084)
Net realized gain (loss) on investments and foreign currency transactions		$15,774,459
Change in unrealized appreciation (depreciation)
Investments	$(58,999,945)
Translation of assets and liabilities in foreign currencies	(2,768)
Net unrealized gain (loss) on investments and foreign currency translation		$(59,002,713)
Net realized and unrealized gain (loss) on investments and foreign currency		$(43,228,254)
Change in net assets from operations		$(42,074,112)

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$1,154,142	$1,345,349
Net realized gain (loss) on investments and foreign currency transactions	15,774,459	(9,155,747)
Net unrealized gain (loss) on investments and foreign currency translation	(59,002,713)	86,000,243
Change in net assets from operations	$(42,074,112)	$78,189,845
Distributions declared to shareholders
From net investment income	$(1,353,058)	$(1,718,063)
Change in net assets from fund share transactions	$(40,972,961)	$246,693,529
Total change in net assets	$(84,400,131)	$323,165,311
Net assets
At beginning of period	528,601,983	205,436,672
At end of period (including undistributed net investment income of $1,152,481 and $1,351,397, respectively)	$444,201,852	$528,601,983

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$10.13		$7.30	$11.69	$10.52	$9.78	$9.42
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.06	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.89)		2.85	(4.39)	1.16	0.72	0.40
Total from investment operations	$(0.87)		$2.90	$(4.33)	$1.21	$0.75	$0.41
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)	$(0.06)	$(0.04)	$(0.01)	$(0.05)
Net asset value, end of period	$9.23		$10.13	$7.30	$11.69	$10.52	$9.78
Total return (%) (k)(r)(s)	(8.63	)(n)	40.14	(37.22)	11.53	7.67	4.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	0.86	0.84	0.82	0.85
Expenses after expense reductions (f)	0.82	(a)	0.82	0.83	0.83	N/A	N/A
Net investment income	0.50	(a)	0.62	0.62	0.48	0.34	0.12
Portfolio turnover	25		53	42	62	72	136
Net assets at end of period (000 omitted)	$378,025		$448,333	$145,858	$309,208	$336,383	$395,782

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$10.06		$7.24	$11.59	$10.43	$9.71	$9.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.04	$0.04	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.89)		2.82	(4.36)	1.15	0.71	0.40
Total from investment operations	$(0.88)		$2.86	$(4.32)	$1.17	$0.72	$0.39
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.03)	$(0.01)	$—	$(0.03)
Net asset value, end of period	$9.17		$10.06	$7.24	$11.59	$10.43	$9.71
Total return (%) (k)(r)(s)	(8.76	)(n)	39.78	(37.35)	11.26	7.42	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	1.11	1.09	1.07	1.10
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.08	N/A	N/A
Net investment income (loss)	0.25	(a)	0.43	0.37	0.19	0.09	(0.13)
Portfolio turnover	25		53	42	62	72	136
Net assets at end of period (000 omitted)	$66,177		$80,269	$59,579	$119,324	$88,696	$89,314

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$399,642,464	$—	$—	$399,642,464
France	—	10,607,438	—	10,607,438
Taiwan	7,982,831	—	—	7,982,831
Switzerland	—	6,470,655	—	6,470,655
South Korea	—	4,443,357	—	4,443,357
United Kingdom	—	4,034,941	—	4,034,941
Australia	3,144,133	—	—	3,144,133
Brazil	2,959,593	—	—	2,959,593
Mutual Funds	3,917,294	—	—	3,917,294
Total Investments	$417,646,315	$25,556,391	$—	$443,202,706

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$1,718,063

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$459,822,876
Gross appreciation	25,048,498
Gross depreciation	(41,668,668)
Net unrealized appreciation (depreciation)	$(16,620,170)
As of 12/31/09
Undistributed ordinary income	1,351,397
Capital loss carryforwards	(320,981,841)
Other temporary differences	6,676
Net unrealized appreciation (depreciation)	42,379,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(209,855,944)
12/31/15	(43,030,094)
12/31/16	(59,160,964)
12/31/17	(8,934,839)
$(320,981,841)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 and December 4, 2009 in connection with the MFS Strategic Growth Series merger and MFS Capital Appreciation Portfolio merger, respectively, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,281,103	$1,377,328
Service Class	71,955	340,735
Total	$1,353,058	$1,718,063

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders. For the six months ended June 30, 2010, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $48,602 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0354% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,379 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $111,605,632 and $150,105,555, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	172,002	$1,709,588	664,081	$5,131,553
Service Class	94,552	932,492	220,773	1,660,218
	266,554	$2,642,080	884,854	$6,791,771
Shares issued in connection with acquisition of MFS Capital Appreciation Portfolio
Initial Class			27,551,763	$273,589,013
Service Class			1,622,091	15,994,679
			29,173,854	$289,583,692
Shares issued to shareholders in reinvestment of distributions
Initial Class	119,617	$1,281,103	183,889	$1,377,328
Service Class	6,756	71,955	45,736	340,735
	126,373	$1,353,058	229,625	$1,718,063
Shares reacquired
Initial Class	(3,595,627)	$(36,287,098)	(4,110,630)	$(33,784,807)
Service Class	(866,212)	(8,681,001)	(2,135,944)	(17,615,190)
	(4,461,839)	$(44,968,099)	(6,246,574)	$(51,399,997)
Net change
Initial Class	(3,304,008)	$(33,296,407)	24,289,103	$246,313,087
Service Class	(764,904)	(7,676,554)	(247,344)	380,442
	(4,068,912)	$(40,972,961)	24,041,759	$246,693,529

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary

16

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $2,837 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,308,898	45,773,327	(46,164,931)	3,917,294

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,102	$3,917,294

(8)	Acquisitions

At close of business on December 4, 2009, the fund with net assets of $237,649,679, acquired all of the assets and liabilities of MFS Capital Appreciation Portfolio. The purpose of the transaction was to provide shareholders of the MFS Capital Appreciation Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 29,173,854 shares of the fund (valued at $289,583,692) for all of the assets and liabilities of MFS Capital Appreciation Portfolio. MFS Capital Appreciation Portfolio then distributed the shares of the fund that MFS Capital Appreciation Portfolio received from the fund to its shareholders. MFS Capital Appreciation Portfolio’s net assets on that date were $289,583,692, including investments valued at $290,620,865 with a cost basis of $265,631,184. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Capital Appreciation Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the fund’s pro forma results of operations for the year ended December 31, 2009 are as follows:

Net investment income	$3,042,938
Net realized and unrealized gain (loss) on investments and foreign currency transactions	157,830,440
Change in net assets from operations	$160,873,378

17

MFS Massachusetts Investors Growth Stock Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS New Discovery Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
EXCO Resources, Inc.	2.1%
DexCom, Inc.	1.8%
NetLogic Microsystems, Inc.	1.6%
Lincare Holdings, Inc.	1.6%
Hittite Microwave Corp.	1.6%
Iluka Resources Ltd.	1.5%
Sensata Technologies Holding B.V.	1.5%
Gen-Probe, Inc.	1.5%
NxStage Medical, Inc.	1.5%
Constant Contact, Inc.	1.5%

Equity sectors
Health Care	29.2%
Technology	25.1%
Special Products & Services	8.3%
Retailing	6.2%
Energy	5.5%
Leisure	5.1%
Consumer Staples	5.0%
Industrial Goods & Services	4.6%
Basic Materials	4.4%
Financial Services	2.3%
Transportation	1.9%
Autos & Housing	1.0%
Utilities & Communications	0.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS New Discovery Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.95%	$1,000.00	$1,021.99	$4.76
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,021.04	$6.01
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS New Discovery Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Airlines – 0.5%
Copa Holdings S.A., “A”	18,550	$820,281

Apparel Manufacturers – 0.4%
Stella International Holdings	313,500	$603,093

Biotechnology – 2.5%
Alimera Sciences, Inc. (a)	26,010	$193,514
Gen-Probe, Inc. (a)	56,830	2,581,219
Human Genome Sciences, Inc. (a)	68,030	1,541,560

		$4,316,293

Brokerage & Asset Managers – 0.6%
Stifel Financial Corp. (a)	18,020	$781,888
Thomas Weisel Partners Group (a)	49,830	293,499

		$1,075,387

Business Services – 5.9%
Concur Technologies, Inc. (a)	38,510	$1,643,607
Constant Contact, Inc. (a)	118,270	2,522,699
CoStar Group, Inc. (a)	61,300	2,378,440
Higher One Holdings, Inc. (a)	37,880	549,260
IFM Investments Ltd., ADR (a)	44,120	230,748
Redecard S.A.	1,000	14,127
Ultimate Software Group, Inc. (a)	38,900	1,278,254
Verisk Analytics, Inc., “A” (a)	44,670	1,335,633

		$9,952,768

Computer Software – 7.9%
ArcSight, Inc. (a)	63,090	$1,412,585
Ariba, Inc. (a)	91,420	1,456,321
Autonomy Corp. PLC (a)	78,260	2,112,098
Blackboard, Inc. (a)	65,550	2,446,982
Nuance Communications, Inc. (a)	88,715	1,326,289
Salesforce.com, Inc. (a)	19,620	1,683,788
SolarWinds, Inc. (a)	70,630	1,132,905
Sourcefire, Inc. (a)	23,120	439,280
SuccessFactors, Inc. (a)	71,700	1,490,643

		$13,500,891

Computer Software – Systems – 0.6%
PROS Holdings, Inc. (a)	148,350	$964,275

Construction – 1.0%
NVR, Inc. (a)	2,640	$1,729,279

Consumer Products – 3.4%
Colgate-Palmolive (India) Ltd.	58,655	$1,047,884
Dabur India Ltd.	165,450	744,966
Hengan International Group Co. Ltd.	117,000	944,074
Hypermarcas S.A. (a)	62,200	798,779
L’Occitane International S.A. (a)	541,750	1,181,332
Natura Cosmeticos S.A.	45,430	1,006,759

		$5,723,794

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 1.8%
Anhanguera Educacional Participacoes S.A., IEU	125,400	$1,895,937
Capella Education Co. (a)	14,980	1,218,623

		$3,114,560

Electrical Equipment – 1.5%
Sensata Technologies Holding B.V. (a)	163,440	$2,613,406

Electronics – 7.3%
ARM Holdings PLC	375,900	$1,555,248
DynaVox, Inc., “A” (a)	95,330	1,526,233
Fabrinet (a)	131,520	1,407,264
Hittite Microwave Corp. (a)	59,960	2,682,610
NetLogic Microsystems, Inc. (a)	102,720	2,793,984
Silicon Laboratories, Inc. (a)	58,720	2,381,683

		$12,347,022

Energy – Independent – 4.2%
Continental Resources, Inc. (a)	36,170	$1,613,905
Denbury Resources, Inc. (a)	54,020	790,853
EXCO Resources, Inc.	242,060	3,536,497
Oasis Petroleum LLC (a)	85,810	1,244,245

		$7,185,500

Engineering – Construction – 1.1%
North American Energy Partners, Inc. (a)	211,250	$1,865,338

Food & Beverages – 1.6%
Green Mountain Coffee Roasters, Inc. (a)	60,080	$1,544,056
Mead Johnson Nutrition Co., “A”	24,280	1,216,914

		$2,760,970

Forest & Paper Products – 1.0%
Universal Forest Products, Inc.	56,150	$1,701,907

Gaming & Lodging – 0.6%
Morgans Hotel Group Co. (a)	163,410	$1,006,606

Health Maintenance Organizations – 0.4%
OdontoPrev S.A.	20,500	$714,377

Internet – 3.4%
Art Technology Group, Inc. (a)	171,300	$585,846
GSI Commerce, Inc. (a)	42,360	1,219,968
LogMeIn, Inc. (a)	23,620	619,553
Rackspace Hosting, Inc. (a)	74,170	1,360,278
Shutterfly, Inc. (a)	35,870	859,445
TechTarget, Inc. (a)	217,740	1,171,441

		$5,816,531

Machinery & Tools – 2.0%
Bucyrus International, Inc.	52,750	$2,502,988
Douglas Dynamics, Inc. (a)	43,690	502,435
Jain Irrigation Systems Ltd.	14,781	337,799

		$3,343,222

5

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 14.4%
Allscripts Healthcare Solutions, Inc. (a)	121,360	$1,953,896
Brookdale Senior Living, Inc. (a)	153,010	2,295,150
Cerner Corp. (a)	24,790	1,881,313
DaVita, Inc. (a)	27,310	1,705,236
Diagnosticos da America S.A.	191,300	1,800,658
Fleury S.A. (a)	89,600	992,301
Healthcare Services Group, Inc.	99,235	1,880,503
IDEXX Laboratories, Inc. (a)	32,186	1,960,127
IPC The Hospitalist Co., Inc. (a)	88,290	2,216,079
Lincare Holdings, Inc.	85,165	2,768,714
MedAssets, Inc. (a)	71,570	1,651,836
MEDNAX, Inc. (a)	26,090	1,450,865
MWI Veterinary Supply, Inc. (a)	38,370	1,928,476

		$24,485,154

Medical Equipment – 10.7%
AGA Medical Holdings, Inc. (a)	90,170	$1,144,257
Align Technology, Inc. (a)	43,580	648,035
Conceptus, Inc. (a)	28,840	449,327
DexCom, Inc. (a)	259,630	3,001,323
Edwards Lifesciences Corp. (a)	35,630	1,995,993
Heartware International, Inc. (a)	23,850	1,671,170
Masimo Corp.	75,010	1,785,988
NxStage Medical, Inc. (a)	172,390	2,558,268
Orthovita, Inc. (a)	283,940	576,398
ResMed, Inc. (a)	39,190	2,383,144
Thoratec Corp. (a)	44,200	1,888,666

		$18,102,569

Metals & Mining – 2.4%
Globe Specialty Metals, Inc. (a)	147,320	$1,521,816
Iluka Resources Ltd. (a)	675,040	2,614,742

		$4,136,558

Network & Telecom – 5.9%
Acme Packet, Inc. (a)	73,100	$1,964,928
Ciena Corp. (a)	106,640	1,352,195
F5 Networks, Inc. (a)	30,720	2,106,470
Fortinet, Inc. (a)	79,690	1,310,104
Polycom, Inc. (a)	57,810	1,722,160
Riverbed Technology, Inc. (a)	59,000	1,629,580

		$10,085,437

Oil Services – 1.3%
Dresser-Rand Group, Inc. (a)	67,300	$2,123,315

Other Banks & Diversified Financials – 0.8%
First Interstate BancSystem, Inc.	38,650	$607,961
Metro Bancorp, Inc. (a)	58,260	718,928

		$1,326,889

Pharmaceuticals – 1.2%
Auxilium Pharmaceuticals, Inc. (a)	17,860	$419,710
Eurand N.V. (a)	72,870	706,110
Genomma Lab Internacional S.A., “B” (a)	267,300	887,690

		$2,013,510

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.4%
Stillwater Mining Co. (a)	65,320	$759,018

Printing & Publishing – 2.4%
MSCI, Inc., “A” (a)	87,080	$2,385,992
VistaPrint Ltd. (a)	35,890	1,704,416

		$4,090,408

Railroad & Shipping – 1.4%
Aegean Marine Petroleum Network, Inc.	118,540	$2,368,429

Real Estate – 0.9%
Brasil Brokers Participacoes	274,100	$883,802
Chesapeake Lodging Trust, REIT (a)	40,530	641,185

		$1,524,987

Restaurants – 2.1%
P.F. Chang’s China Bistro, Inc.	58,590	$2,323,094
Peet’s Coffee & Tea, Inc. (a)	11,420	448,463
Texas Roadhouse, Inc., “A” (a)	60,310	761,112

		$3,532,669

Special Products & Services – 0.6%
PICO Holdings, Inc. (a)	33,340	$999,200

Specialty Chemicals – 0.6%
Asian Paints Ltd.	19,934	$981,358

Specialty Stores – 5.8%
Blue Nile, Inc. (a)	21,430	$1,008,924
Citi Trends, Inc. (a)	53,300	1,755,702
hhgregg, Inc. (a)	51,540	1,201,913
Monro Muffler Brake, Inc.	43,650	1,725,485
Rue21, Inc. (a)	39,520	1,199,037
Titan Machinery, Inc. (a)	124,580	1,635,735
Vitacost.Com, Inc. (a)	108,440	974,876
Zumiez, Inc. (a)	25,030	403,233

		$9,904,905

Telecommunications – Wireless – 0.9%
SBA Communications Corp. (a)	43,190	$1,468,892

Total Common Stocks (Identified Cost, $166,360,858)		$169,058,798

	Strike Price	First Exercise
WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $70,840) (a)(z)	$6.57	5/08/07	50,440	$584

MONEY MARKET FUNDS (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	309,262	$309,262

Total Investments (Identified Cost, $166,740,960)		$169,368,644

OTHER ASSETS, LESS LIABILITIES – 0.3%		556,843

Net Assets – 100.0%		$169,925,487

6

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$584
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS New Discovery Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $166,431,698)	$169,059,382
Underlying funds, at cost and value	309,262
Total investments, at value (identified cost, $166,740,960)	$169,368,644
Cash	43,839
Foreign currency, at value (identified cost, $95,467)	94,418
Receivables for
Investments sold	2,844,434
Fund shares sold	15
Interest and dividends	23,104
Receivable from investment adviser	22,814
Other assets	3,630
Total assets		$172,400,898
Liabilities
Payables for
Investments purchased	$2,095,086
Fund shares reacquired	203,398
Payable to affiliates
Investment adviser	8,607
Distribution and/or service fees	1,368
Administrative services fee	338
Payable for Trustees’ compensation	3,871
Accrued expenses and other liabilities	162,743
Total liabilities		$2,475,411
Net assets		$169,925,487
Net assets consist of
Paid-in capital	$192,500,817
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $84,421 deferred country tax)	2,542,176
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,613,017)
Accumulated net investment loss	(504,489)
Net assets		$169,925,487
Shares of beneficial interest outstanding		12,368,424

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$72,677,370	5,211,892	$13.94
Service Class	97,248,117	7,156,532	13.59

See Notes to Financial Statements

8

MFS New Discovery Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment loss
Income
Dividends	$528,539
Interest	4,348
Dividends from underlying funds	791
Foreign taxes withheld	(2,267)
Total investment income		$531,411
Expenses
Management fee	$849,190
Distribution and/or service fees	138,144
Administrative services fee	34,290
Trustees’ compensation	13,094
Custodian fee	69,954
Shareholder communications	13,236
Auditing fees	21,078
Legal fees	3,720
Miscellaneous	10,505
Total expenses		$1,153,211
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(117,310)
Net expenses		$1,035,900
Net investment loss		$(504,489)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $62,855 country tax)	$20,190,221
Foreign currency transactions	(33,995)
Net realized gain (loss) on investments and foreign currency transactions		$20,156,226
Change in unrealized appreciation (depreciation)
Investments (net of $1,806 decrease in deferred country tax)	$(14,669,753)
Translation of assets and liabilities in foreign currencies	(1,214)
Net unrealized gain (loss) on investments and foreign currency translation		$(14,670,967)
Net realized and unrealized gain (loss) on investments and foreign currency		$5,485,259
Change in net assets from operations		$4,980,770

See Notes to Financial Statements

9

MFS New Discovery Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment loss	$(504,489)	$(1,119,458)
Net realized gain (loss) on investments and foreign currency transactions	20,156,226	26,984,792
Net unrealized gain (loss) on investments and foreign currency translation	(14,670,967)	61,407,576
Change in net assets from operations	$4,980,770	$87,272,910
Change in net assets from fund share transactions	$(29,191,344)	$(57,934,600)
Total change in net assets	$(24,210,574)	$29,338,310
Net assets
At beginning of period	194,136,061	164,797,751
At end of period (including accumulated net investment loss of $504,489 and $0, respectively)	$169,925,487	$194,136,061

See Notes to Financial Statements

10

MFS New Discovery Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.64		$8.37	$16.24	$16.24	$14.35	$13.64
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.05)	$(0.04)	$(0.08)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		5.32	(5.42)	0.52	1.98	0.78
Total from investment operations	$0.30		$5.27	$(5.46)	$0.44	$1.89	$0.71
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(2.41)	$(0.44)	$—	$—
Net asset value, end of period	$13.94		$13.64	$8.37	$16.24	$16.24	$14.35
Total return (%) (k)(r)(s)	2.20	(n)	62.96	(39.57)	2.56	13.17	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.05	1.02	1.00	1.00	1.00
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.98	N/A
Net investment loss	(0.39	)(a)	(0.49)	(0.28)	(0.45)	(0.60)	(0.56)
Portfolio turnover	80		153	127	95	107	127
Net assets at end of period (000 omitted)	$72,677		$78,620	$59,861	$130,029	$163,825	$176,958

See Notes to Financial Statements

11

MFS New Discovery Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.31		$8.18	$15.97	$16.02	$14.19	$13.52
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.07)	$(0.07)	$(0.12)	$(0.13)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		5.20	(5.31)	0.51	1.96	0.78
Total from investment operations	$0.28		$5.13	$(5.38)	$0.39	$1.83	$0.67
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(2.41)	$(0.44)	$—	$—
Net asset value, end of period	$13.59		$13.31	$8.18	$15.97	$16.02	$14.19
Total return (%) (k)(r)(s)	2.10	(n)	62.71	(39.76)	2.28	12.90	4.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.30	1.27	1.25	1.26	1.26
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.20	1.23	N/A
Net investment loss	(0.64	)(a)	(0.74)	(0.54)	(0.70)	(0.84)	(0.81)
Portfolio turnover	80		153	127	95	107	127
Net assets at end of period (000 omitted)	$97,248		$115,516	$104,937	$186,516	$181,468	$131,180

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS New Discovery Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$136,259,030	$584	$—	$136,259,614
Brazil	8,106,740	—	—	8,106,740
Australia	1,671,170	2,614,742	—	4,285,912
United Kingdom	—	3,667,345	—	3,667,345
Netherlands	3,319,516	—	—	3,319,516
India	—	3,112,007	—	3,112,007
Greece	2,368,429	—	—	2,368,429
Canada	1,865,338	—	—	1,865,338
Cayman Islands	1,407,263	—	—	1,407,263
Other Countries	3,120,050	1,547,168	—	4,667,218
Mutual Funds	309,262	—	—	309,262
Total Investments	$158,426,798	$10,941,846	$—	$169,368,644

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

14

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The fund declared no distributions for the year ended December 31, 2009.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$168,898,096
Gross appreciation	16,780,816
Gross depreciation	(16,310,268)
Net unrealized appreciation (depreciation)	$470,548

As of 12/31/09
Capital loss carryforwards	(42,612,107)
Other temporary differences	(86,100)
Net unrealized appreciation (depreciation)	15,142,107

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(42,612,107)

15

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified or rescinded by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2011. For the six months ended June 30, 2010, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $117,310 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0364% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,623 and are included in miscellaneous expense on the Statement of Operations.

16

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $149,857,112 and $179,050,189, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	75,554	$1,090,758	381,699	$3,641,700
Service Class	23,157	320,190	346,397	3,223,051
	98,711	$1,410,948	728,096	$6,864,751
Shares reacquired
Initial Class	(626,297)	$(8,926,319)	(1,775,010)	$(18,353,031)
Service Class	(1,544,681)	(21,675,973)	(4,493,420)	(46,446,320)
	(2,170,978)	$(30,602,292)	(6,268,430)	$(64,799,351)
Net change
Initial Class	(550,743)	$(7,835,561)	(1,393,311)	$(14,711,331)
Service Class	(1,521,524)	(21,355,783)	(4,147,023)	(43,223,269)
	(2,072,267)	$(29,191,344)	(5,540,334)	$(57,934,600)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,185 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,095,029	34,096,228	(34,881,995)	309,262

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$791	$309,262

17

MFS New Discovery Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
EGS-SEM

MFS® GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.6%
Google, Inc., “A”	3.7%
Cisco Systems, Inc.	3.0%
Danaher Corp.	2.8%
Hewlett-Packard Co.	2.0%
American Tower Corp., “A”	1.9%
EMC Corp.	1.7%
Visa, Inc., “A”	1.6%
MasterCard, Inc., “A”	1.6%
Oracle Corp.	1.5%

Equity sectors
Technology	25.7%
Health Care	15.6%
Consumer Staples	8.2%
Special Products & Services	8.2%
Retailing	7.7%
Leisure	6.7%
Industrial Goods & Services	6.7%
Energy	6.6%
Financial Services	4.9%
Basic Materials	3.5%
Utilities & Communications	2.9%
Transportation	1.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.89%	$1,000.00	$914.31	$4.22
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$913.23	$5.41
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 2.3%
Goodrich Corp.	25,390	$1,682,081
Honeywell International, Inc.	12,600	491,778
Precision Castparts Corp.	11,050	1,137,266

		$3,311,125

Airlines – 0.1%
Delta Air Lines, Inc. (a)	18,300	$215,025

Alcoholic Beverages – 0.9%
Diageo PLC	51,100	$800,689
Heineken N.V.	10,410	441,273

		$1,241,962

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	10,930	$738,322

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (a)	19,240	$984,896
Celgene Corp. (a)	18,420	936,104
Gilead Sciences, Inc. (a)	36,050	1,235,794

		$3,156,794

Broadcasting – 2.6%
Discovery Communications, Inc., “A” (a)	40,190	$1,435,185
Time Warner, Inc.	19,100	552,181
Walt Disney Co.	58,860	1,854,090

		$3,841,456

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)	8,480	$515,330
Charles Schwab Corp.	20,710	293,668
CME Group, Inc.	4,220	1,188,141
IntercontinentalExchange, Inc. (a)	7,100	802,513

		$2,799,652

Business Services – 6.2%
Accenture Ltd., “A”	38,400	$1,484,160
Cognizant Technology Solutions Corp., “A” (a)	26,320	1,317,579
Cielo S.A.	24,300	204,632
Concur Technologies, Inc. (a)	5,100	217,668
MasterCard, Inc., “A”	11,420	2,278,633
Verisk Analytics, Inc., “A” (a)	41,080	1,228,292
Visa, Inc., “A”	32,380	2,290,885

		$9,021,849

Chemicals – 1.8%
Ecolab, Inc.	25,700	$1,154,187
Monsanto Co.	30,800	1,423,576

		$2,577,763

Computer Software – 5.8%
Adobe Systems, Inc. (a)	38,320	$1,012,798
Akamai Technologies, Inc. (a)	21,730	881,586

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Autodesk, Inc. (a)	56,000	$1,364,160
Oracle Corp.	104,320	2,238,707
Salesforce.com, Inc. (a)	10,800	926,856
VeriSign, Inc. (a)	73,488	1,951,106

		$8,375,213

Computer Software – Systems – 8.7%
Apple, Inc. (a)(s)	26,300	$6,615,239
EMC Corp. (a)	138,000	2,525,400
Hewlett-Packard Co.	66,490	2,877,687
MICROS Systems, Inc. (a)	17,700	564,099

		$12,582,425

Consumer Products – 2.8%
Church & Dwight Co., Inc.	6,000	$376,260
Colgate-Palmolive Co.	22,840	1,798,878
Natura Cosmeticos S.A.	34,390	762,105
Procter & Gamble Co.	18,810	1,128,224

		$4,065,467

Consumer Services – 2.0%
Ctrip.com International Ltd., ADR (a)	12,050	$452,598
DeVry, Inc.	19,770	1,037,727
Monster Worldwide, Inc. (a)	28,640	333,656
Sotheby’s	9,900	226,413
Strayer Education, Inc.	3,880	806,613

		$2,857,007

Electrical Equipment – 2.8%
Danaher Corp.	108,140	$4,014,157

Electronics – 2.9%
Broadcom Corp., “A”	22,800	$751,716
First Solar, Inc. (a)(l)	3,000	341,490
Intel Corp.	74,200	1,443,190
Linear Technology Corp.	21,010	584,288
Microchip Technology, Inc.	40,000	1,109,600

		$4,230,284

Energy – Independent – 5.0%
EOG Resources, Inc.	16,100	$1,583,757
Newfield Exploration Co. (a)	27,700	1,353,422
Noble Energy, Inc.	12,970	782,480
Occidental Petroleum Corp.	14,900	1,149,535
Southwestern Energy Co. (a)	42,090	1,626,358
Ultra Petroleum Corp. (a)	15,600	690,300

		$7,185,852

Engineering – Construction – 1.0%
Fluor Corp.	34,670	$1,473,475

Entertainment – 0.8%
DreamWorks Animation, Inc., “A” (a)	39,350	$1,123,443

5

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 3.9%
Coca-Cola Co.	29,760	$1,491,571
Dr Pepper Snapple Group, Inc.	31,200	1,166,568
General Mills, Inc.	39,080	1,388,122
Green Mountain Coffee Roasters, Inc. (a)	14,500	372,650
Mead Johnson Nutrition Co., “A”	25,150	1,260,518

		$5,679,429

Food & Drug Stores – 0.6%
Walgreen Co.	19,390	$517,713
Whole Foods Market, Inc. (a)	9,900	356,598

		$874,311

Gaming & Lodging – 1.4%
International Game Technology	72,490	$1,138,093
Las Vegas Sands Corp. (a)	21,500	476,010
Marriott International, Inc., “A”	13,700	410,178

		$2,024,281

General Merchandise – 3.5%
Costco Wholesale Corp.	27,700	$1,518,791
Dollar General Corp. (a)	19,950	549,623
Kohl’s Corp. (a)	18,620	884,450
Target Corp.	43,200	2,124,144

		$5,077,008

Insurance – 0.5%
Prudential Financial, Inc.	13,200	$708,312

Internet – 4.1%
Google, Inc., “A” (a)	12,020	$5,348,299
OpenTable, Inc. (a)	9,500	393,965
Tencent Holdings Ltd.	16,300	268,794

		$6,011,058

Leisure & Toys – 0.1%
Hasbro, Inc.	3,700	$152,070

Machinery & Tools – 0.6%
Bucyrus International, Inc.	17,880	$848,406

Major Banks – 1.6%
Bank of America Corp.	64,100	$921,117
Goldman Sachs Group, Inc.	4,980	653,725
JPMorgan Chase & Co.	20,120	736,593

		$2,311,435

Medical & Health Technology & Services – 4.9%
Cerner Corp. (a)	13,350	$1,013,132
DaVita, Inc. (a)	17,070	1,065,851
Express Scripts, Inc. (a)	43,800	2,059,476
IDEXX Laboratories, Inc. (a)	15,920	969,528
Lincare Holdings, Inc.	13,800	448,638
McKesson Corp.	6,700	449,972
MedAssets, Inc. (a)	22,010	507,991
MEDNAX, Inc. (a)	3,900	216,879
Stericycle, Inc. (a)	5,800	380,364

		$7,111,831

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.3%
Becton, Dickinson & Co.	21,480	$1,452,478
Conceptus, Inc. (a)	20,930	326,089
Covidien PLC	27,270	1,095,709
DENTSPLY International, Inc.	25,950	776,165
Edwards Lifesciences Corp. (a)	10,000	560,200
ResMed, Inc. (a)	13,600	827,016
Thermo Fisher Scientific, Inc. (a)	43,140	2,116,017
Thoratec Corp. (a)	13,500	576,855

		$7,730,529

Network & Telecom – 4.2%
Cisco Systems, Inc. (a)	204,840	$4,365,140
F5 Networks, Inc. (a)	13,800	946,266
Juniper Networks, Inc. (a)	31,480	718,374

		$6,029,780

Oil Services – 1.6%
Halliburton Co.	43,280	$1,062,524
Schlumberger Ltd.	22,440	1,241,830

		$2,304,354

Other Banks & Diversified Financials – 0.9%
American Express Co.	31,460	$1,248,962

Pharmaceuticals – 3.2%
Allergan, Inc.	24,490	$1,426,787
Johnson & Johnson	12,610	744,747
Roche Holding AG	3,150	432,569
Teva Pharmaceutical Industries Ltd., ADR	39,070	2,031,249

		$4,635,352

Precious Metals & Minerals – 0.5%
Goldcorp, Inc.	16,700	$732,295

Printing & Publishing – 1.0%
Moody’s Corp.	19,130	$381,070
MSCI, Inc., “A” (a)	36,970	1,012,978

		$1,394,048

Railroad & Shipping – 0.8%
Union Pacific Corp.	16,760	$1,164,988

Restaurants – 0.8%
McDonald’s Corp.	17,800	$1,172,486

Specialty Chemicals – 1.2%
Albemarle Corp.	18,700	$742,577
Praxair, Inc.	12,400	942,276

		$1,684,853

Specialty Stores – 3.1%
Abercrombie & Fitch Co., “A”	11,010	$337,897
Amazon.com, Inc. (a)	11,610	1,268,509
Home Depot, Inc.	20,140	565,330
Limited Brands, Inc.	37,000	816,590
PetSmart, Inc.	16,700	503,839
Staples, Inc.	18,770	357,569
TJX Cos., Inc.	17,120	718,184

		$4,567,918

6

MFS Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.1%
Vivo Participacoes S.A., ADR	5,900	$152,928

Telephone Services – 2.2%
American Tower Corp., “A” (a)	63,045	$2,805,503
Virgin Media, Inc.	21,900	365,511

		$3,171,014

Tobacco – 0.6%
Philip Morris International, Inc.	20,850	$955,764

Trucking – 1.0%
Expeditors International of Washington, Inc.	25,340	$874,483
Landstar System, Inc.	13,550	528,315

		$1,402,798

Utilities – Electric Power – 0.6%
NextEra Energy, Inc.	18,700	$911,812

Total Common Stocks (Identified Cost, $143,130,019)		$142,869,293

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	1,861,252	$1,861,252

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	262,688	$262,688

Total Investments (Identified Cost, $145,253,959)		$144,993,233

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(214,458)

Net Assets – 100.0%		$144,778,775

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $163,495. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $143,392,707)	$143,131,981
Underlying funds, at cost and value	1,861,252
Total investments, at value, including $256,118 of securities on loan (identified cost, $145,253,959)	$144,993,233
Cash	21,878
Receivables for
Investments sold	1,416,115
Fund shares sold	5,953
Interest and dividends	102,611
Other assets	3,278
Total assets		$146,543,068
Liabilities
Payables for
Investments purchased	$1,354,442
Fund shares reacquired	73,886
Collateral for securities loaned, at value	262,688
Payable to affiliates
Investment adviser	6,225
Distribution and/or service fees	169
Administrative services fee	296
Payable for Trustees’ compensation	3,403
Accrued expenses and other liabilities	63,184
Total liabilities		$1,764,293
Net assets		$144,778,775
Net assets consist of
Paid-in capital	$391,855,583
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(260,807)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(246,855,970)
Undistributed net investment income	39,969
Net assets		$144,778,775
Shares of beneficial interest outstanding		8,259,525

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$132,961,322	7,574,900	$17.55
Service Class	11,817,453	684,625	17.26

See Notes to Financial Statements

8

MFS Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$783,931
Interest	6,680
Dividends from underlying funds	2,492
Foreign taxes withheld	(8,244)
Total investment income		$784,859
Expenses
Management fee	$614,123
Distribution and/or service fees	16,876
Administrative services fee	29,967
Trustees’ compensation	11,455
Custodian fee	23,075
Shareholder communications	9,087
Auditing fees	25,954
Legal fees	3,720
Miscellaneous	9,596
Total expenses		$743,853
Fees paid indirectly	(1)
Net expenses		$743,852
Net investment income		$41,007
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$9,802,370
Foreign currency transactions	(34,026)
Net realized gain (loss) on investments and foreign currency transactions		$9,768,344
Change in unrealized appreciation (depreciation)
Investments	$(23,303,019)
Translation of assets and liabilities in foreign currencies	(286)
Net unrealized gain (loss) on investments and foreign currency translation		$(23,303,305)
Net realized and unrealized gain (loss) on investments and foreign currency		$(13,534,961)
Change in net assets from operations		$(13,493,954)

See Notes to Financial Statements

9

MFS Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$41,007	$138,089
Net realized gain (loss) on investments and foreign currency transactions	9,768,344	(8,750,988)
Net unrealized gain (loss) on investments and foreign currency translation	(23,303,305)	56,941,221
Change in net assets from operations	$(13,493,954)	$48,328,322
Distributions declared to shareholders
From net investment income	$(127,589)	$(381,689)
Change in net assets from fund share transactions	$(11,241,941)	$(23,251,969)
Total change in net assets	$(24,863,484)	$24,694,664
Net assets
At beginning of period	169,642,259	144,947,595
At end of period (including undistributed net investment income of $39,969 and $126,551, respectively)	$144,778,775	$169,642,259

See Notes to Financial Statements

10

MFS Growth Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$19.21		$13.99	$22.37	$18.45	$17.08	$15.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02	$0.04	$0.04	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.65)		5.24	(8.37)	3.88	1.39	1.47
Total from investment operations	$(1.64)		$5.26	$(8.33)	$3.92	$1.37	$1.43
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.04)	$(0.05)	$—	$—	$—
Net asset value, end of period	$17.55		$19.21	$13.99	$22.37	$18.45	$17.08
Total return (%) (k)(s)	(8.57	)(n)	37.74	(37.33)	21.25	8.02	9.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.89	(a)	0.89	0.88	0.84	0.83	0.84
Net investment income (loss)	0.07	(a)	0.11	0.21	0.19	(0.14)	(0.26)
Portfolio turnover	49		95	120	76	123	88
Net assets at end of period (000 omitted)	$132,961		$155,357	$131,692	$264,089	$291,965	$350,083

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$18.90		$13.75	$22.01	$18.19	$16.89	$15.51
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)	$(0.01)	$(0.01)	$(0.07)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.62)		5.17	(8.25)	3.83	1.37	1.46
Total from investment operations	$(1.64)		$5.15	$(8.26)	$3.82	$1.30	$1.38
Net asset value, end of period	$17.26		$18.90	$13.75	$22.01	$18.19	$16.89
Total return (%) (k)(s)	(8.68	)(n)	37.45	(37.53)	21.00	7.70	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.14	(a)	1.14	1.13	1.09	1.08	1.09
Net investment loss	(0.18	)(a)	(0.14)	(0.04)	(0.06)	(0.38)	(0.51)
Portfolio turnover	49		95	120	76	123	88
Net assets at end of period (000 omitted)	$11,817		$14,286	$13,256	$23,773	$21,538	$21,597

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$136,590,161	$—	$—	$136,590,161
Israel	2,031,249	—	—	2,031,249
Brazil	1,119,665	—	—	1,119,665
United Kingdom	—	800,689	—	800,689
Canada	732,295	—	—	732,295
China	452,598	268,794	—	721,392
Netherlands	—	441,273	—	441,273
Switzerland	—	432,569	—	432,569
Mutual Funds	2,123,940	—	—	2,123,940
Total Investments	$143,049,908	$1,943,325	$—	$144,993,233

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of

13

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$381,689

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$145,982,769
Gross appreciation	9,063,100
Gross depreciation	(10,052,636)
Net unrealized appreciation (depreciation)	$(989,536)

14

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

As of 12/31/09
Undistributed ordinary income	126,551
Capital loss carryforwards	(255,895,504)
Other temporary differences	205
Net unrealized appreciation (depreciation)	22,313,483

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(229,227,867)
12/31/16	(16,338,857)
12/31/17	(10,328,780)
$(255,895,504)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$127,589	$381,689

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0367% of the fund’s average daily net assets.

15

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,418 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $77,403,009 and $87,336,474, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	47,152	$913,623	74,869	$1,153,758
Service Class	14,438	271,902	65,640	987,139
	61,590	$1,185,525	140,509	$2,140,897
Shares issued to shareholders in reinvestment of distributions
Initial Class	6,113	$127,589	27,147	$381,689
Shares reacquired
Initial Class	(565,936)	$(10,927,691)	(1,429,039)	$(21,797,038)
Service Class	(85,717)	(1,627,364)	(273,528)	(3,977,517)
	(651,653)	$(12,555,055)	(1,702,567)	$(25,774,555)
Net change
Initial Class	(512,671)	$(9,886,479)	(1,327,023)	$(20,261,591)
Service Class	(71,279)	(1,355,462)	(207,888)	(2,990,378)
	(583,950)	$(11,241,941)	(1,534,911)	$(23,251,969)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,036 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,530,908	18,629,044	(20,298,700)	1,861,252

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,492	$1,861,252

17

MFS Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

MCS-SEM

MFS® MID CAP GROWTH PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Mid Cap Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
American Tower Corp., “A”	1.7%
Goodrich Corp.	1.6%
MICROS Systems, Inc.	1.5%
Akamai Technologies, Inc.	1.5%
VeriSign, Inc.	1.4%
Newfield Exploration Co.	1.4%
Mead Johnson Nutrition Co., “A”	1.4%
MasterCard, Inc., “A”	1.4%
AMETEK, Inc.	1.3%
Capella Education Co.	1.3%

Equity sectors
Technology	18.3%
Health Care	15.4%
Special Products & Services	11.1%
Industrial Goods & Services	8.6%
Leisure	8.1%
Retailing	7.1%
Financial Services	6.1%
Energy	6.1%
Consumer Staples	4.9%
Utilities & Communications	3.7%
Basic Materials	3.3%
Transportation	3.2%
Autos & Housing	1.8%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Mid Cap Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.04%	$1,000.00	$991.40	$5.14
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
Service Class	Actual	1.29%	$1,000.00	$989.06	$6.36
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Aerospace – 2.6%
Goodrich Corp.	7,870	$521,387
Moog, Inc., “A” (a)	2,230	71,873
Rockwell Collins, Inc.	4,890	259,806

		$853,066

Airlines – 0.7%
Copa Holdings S.A., “A”	5,400	$238,788

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	7,630	$390,580
Gen-Probe, Inc. (a)	4,840	219,833
Human Genome Sciences, Inc. (a)	2,200	49,852

		$660,265

Broadcasting – 1.3%
Discovery Communications, Inc., “A” (a)	10,660	$380,669
Scripps Networks Interactive, Inc., ‘A”	1,570	63,334

		$444,003

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	4,850	$294,734
BM&F Bovespa S.A.	17,900	115,036
Evercore Partners, Inc.	3,330	77,755
GFI Group, Inc.	24,900	138,942
IntercontinentalExchange, Inc. (a)	2,440	275,793
Lazard Ltd.	3,630	96,957

		$999,217

Business Services – 6.3%
Cognizant Technology Solutions Corp., “A” (a)	6,510	$325,891
Concur Technologies, Inc. (a)	7,370	314,552
Constant Contact, Inc. (a)	7,300	155,709
CoStar Group, Inc. (a)	7,950	308,460
MasterCard, Inc., “A”	2,270	452,933
Ultimate Software Group, Inc. (a)	500	16,430
Verisk Analytics, Inc., “A” (a)	12,100	361,790
Visa, Inc., “A”	2,270	160,603

		$2,096,368

Chemicals – 0.7%
Ecolab, Inc.	5,370	$241,167

Computer Software – 8.8%
Adobe Systems, Inc. (a)(s)	10,570	$279,365
Akamai Technologies, Inc. (a)	11,890	482,377
ANSYS, Inc. (a)	2,400	97,368
Autodesk, Inc. (a)	14,070	342,745
Autonomy Corp. PLC (a)	8,750	236,147
Blackboard, Inc. (a)	5,800	216,514
MicroStrategy, Inc., “A” (a)	3,690	277,082
Parametric Technology Corp. (a)	19,510	305,722
SuccessFactors, Inc. (a)	9,540	198,337
VeriSign, Inc. (a)	18,040	478,962

		$2,914,619

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.5%
MICROS Systems, Inc. (a)	16,000	$509,920

Construction – 1.8%
NVR, Inc. (a)	200	$131,006
Sherwin-Williams Co.	3,820	264,306
Stanley Black & Decker, Inc.	4,037	203,949

		$599,261

Consumer Products – 2.3%
Church & Dwight Co., Inc.	6,480	$406,361
Hypermarcas S.A. (a)	13,900	178,505
Natura Cosmeticos S.A.	8,560	189,695

		$774,561

Consumer Services – 4.8%
Anhanguera Educacional Participacoes S.A., IEU	9,200	$139,096
Capella Education Co. (a)	5,120	416,512
Ctrip.com International Ltd., ADR (a)	4,800	180,288
DeVry, Inc. (s)	7,150	375,303
Monster Worldwide, Inc. (a)	12,560	146,324
Sotheby’s	6,310	144,310
Strayer Education, Inc.	920	191,259

		$1,593,092

Containers – 1.0%
Ball Corp.	2,600	$137,358
Owens-Illinois, Inc. (a)	6,690	176,950

		$314,308

Electrical Equipment – 3.4%
AMETEK, Inc.	10,460	$419,969
Danaher Corp.	8,340	309,581
Mettler-Toledo International, Inc. (a)	1,580	176,375
Sensata Technologies Holding B.V. (a)	3,910	62,521
Tyco Electronics Ltd.	6,480	164,462

		$1,132,908

Electronics – 5.5%
ARM Holdings PLC	46,740	$193,382
Dolby Laboratories, Inc., “A” (a)	5,130	321,600
Hittite Microwave Corp. (a)	4,240	189,698
Linear Technology Corp.	9,890	275,041
Microchip Technology, Inc.	13,700	380,038
NetLogic Microsystems, Inc. (a)	2,640	71,808
PMC-Sierra, Inc. (a)	26,540	199,581
Silicon Laboratories, Inc. (a)	4,440	180,086

		$1,811,234

Energy – Independent – 3.8%
Concho Resources, Inc. (a)	1,820	$100,701
EXCO Resources, Inc.	10,930	159,687
Newfield Exploration Co. (a)	9,760	476,874
Ultra Petroleum Corp. (a)	7,450	329,662
Whiting Petroleum Corp. (a)	2,420	189,776

		$1,256,700

5

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Entertainment – 0.6%
DreamWorks Animation, Inc., “A” (a)	7,230	$206,416

Food & Beverages – 2.6%
Dr Pepper Snapple Group, Inc.	4,800	$179,472
Green Mountain Coffee Roasters, Inc. (a)	3,300	84,810
J.M. Smucker Co.	2,560	154,163
Mead Johnson Nutrition Co., “A”	9,040	453,085

		$871,530

Gaming & Lodging – 2.6%
International Game Technology	18,690	$293,433
Las Vegas Sands Corp. (a)	14,750	326,565
Pinnacle Entertainment, Inc. (a)	9,650	91,289
Royal Caribbean Cruises Ltd. (a)	6,690	152,331

		$863,618

General Merchandise – 0.8%
Dollar General Corp. (a)	9,440	$260,072

Insurance – 0.9%
Allied World Assurance Co. Holdings Ltd.	2,510	$113,904
Aspen Insurance Holdings Ltd.	8,030	198,662

		$312,566

Internet – 0.3%
OpenTable, Inc. (a)	2,140	$88,746

Leisure & Toys – 0.8%
Hasbro, Inc.	6,720	$276,192

Machinery & Tools – 2.6%
Bucyrus International, Inc.	5,350	$253,858
Cummins, Inc.	1,830	119,188
Flowserve Corp.	2,370	200,976
Kennametal, Inc.	10,710	272,355

		$846,377

Major Banks – 0.3%
KeyCorp	13,270	$102,046

Medical & Health Technology & Services – 8.4%
Cerner Corp. (a)	4,280	$324,809
DaVita, Inc. (a)	5,840	364,650
Diagnosticos da America S.A.	28,400	267,322
Express Scripts, Inc. (a)	8,560	402,491
IDEXX Laboratories, Inc. (a)	5,180	315,462
Lincare Holdings, Inc. (a)	10,650	346,232
MedAssets, Inc. (a)	7,320	168,946
MEDNAX, Inc. (a)	4,680	260,255
Patterson Cos., Inc.	10,580	301,847
Stericycle, Inc. (a)	500	32,790

		$2,784,804

Medical Equipment – 5.0%
C.R. Bard, Inc.	3,190	$247,321
DENTSPLY International, Inc.	9,490	283,846
Edwards Lifesciences Corp. (a)	6,660	373,093
Intuitive Surgical, Inc. (a)	390	123,092
ResMed, Inc. (a)	4,600	279,726

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Sonova Holding AG	784	$96,142
Thoratec Corp. (a)	6,080	259,798

		$1,663,018

Natural Gas – Distribution – 0.7%
EQT Corp.	3,130	$113,118
Questar Corp.	2,580	117,364

		$230,482

Network & Telecom – 2.2%
Acme Packet, Inc. (a)	8,240	$221,491
F5 Networks, Inc. (a)	4,160	285,251
Fortinet, Inc. (a)	6,890	113,272
Tellabs, Inc.	17,840	113,998

		$734,012

Oil Services – 2.3%
Cameron International Corp. (a)	3,450	$112,194
Dresser-Rand Group, Inc. (a)	9,960	314,238
Smith International, Inc.	9,130	343,745

		$770,177

Other Banks & Diversified Financials – 1.9%
Associated Banc-Corp.	8,140	$99,796
Cathay General Bancorp, Inc.	11,470	118,485
Marshall & Ilsley Corp.	20,030	143,815
People’s United Financial, Inc.	5,040	68,040
TCF Financial Corp.	7,570	125,738
Zions Bancorporation	4,000	86,280

		$642,154

Precious Metals & Minerals – 0.6%
Teck Resources Ltd., “B”	6,790	$200,848

Printing & Publishing – 1.8%
Moody’s Corp.	8,860	$176,491
MSCI, Inc., “A” (a)	12,520	343,048
VistaPrint Ltd. (a)	1,480	70,285

		$589,824

Restaurants – 1.0%
P.F. Chang’s China Bistro, Inc.	8,260	$327,509

Specialty Chemicals – 1.0%
Albemarle Corp.	8,170	$324,431

Specialty Stores – 6.3%
Abercrombie & Fitch Co., “A”	6,830	$209,613
Advance Auto Parts, Inc.	3,020	151,544
Dick’s Sporting Goods, Inc. (a)	12,260	305,151
J. Crew Group, Inc. (a)	1,620	59,632
Limited Brands, Inc.	17,280	381,370
Ross Stores, Inc.	6,700	357,043
Staples, Inc.	15,380	292,989
Tiffany & Co.	6,270	237,696
Urban Outfitters, Inc. (a)	2,400	82,536

		$2,077,574

6

MFS Mid Cap Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.9%
NII Holdings, Inc. (a)	3,900	$126,828
SBA Communications Corp. (a)	2,500	85,025
Vivo Participacoes S.A., ADR	3,730	96,682

		$308,535

Telephone Services – 1.9%
American Tower Corp., “A” (a)(s)	12,490	$555,805
Virgin Media, Inc.	5,300	88,457

		$644,262

Trucking – 2.5%
Expeditors International of Washington, Inc.	7,310	$252,268
J.B. Hunt Transport Services, Inc.	4,360	142,441
Landstar System, Inc.	8,600	335,314
Werner Enterprises, Inc.	4,760	104,196

		$834,219

Utilities – Electric Power – 0.2%
CMS Energy Corp.	4,800	$70,320

Total Common Stocks (Identified Cost, $29,795,542)		$32,469,209

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 2.2%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	746,007	$746,007

Total Investments (Identified Cost, $30,541,549)		$33,215,216

OTHER ASSETS, LESS LIABILITIES – 0.1%		34,919

Net Assets – 100.0%		$33,250,135

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $164,798. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $29,795,542)	$32,469,209
Underlying funds, at cost and value	746,007
Total investments, at value (identified cost, $30,541,549)	$33,215,216
Cash	5,469
Foreign currency, at value (identified cost, $18)	18
Receivables for
Investments sold	179,358
Fund shares sold	1,148
Interest and dividends	15,986
Other assets	867
Total assets		$33,418,062
Liabilities
Payables for
Investments purchased	$128,358
Fund shares reacquired	5,024
Payable to affiliates
Investment adviser	1,405
Distribution and/or service fees	194
Administrative services fee	81
Payable for Trustees’ compensation	719
Accrued expenses and other liabilities	32,146
Total liabilities		$167,927
Net assets		$33,250,135
Net assets consist of
Paid-in capital	$64,815,533
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,673,776
Accumulated net realized gain (loss) on investments and foreign currency transactions	(34,168,744)
Accumulated net investment loss	(70,430)
Net assets		$33,250,135
Shares of beneficial interest outstanding		7,268,559

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$19,503,965	4,229,038	$4.61
Service Class	13,746,170	3,039,521	4.52

See Notes to Financial Statements

8

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment loss
Income
Dividends	$138,505
Interest	476
Dividends from underlying funds	865
Foreign taxes withheld	(848)
Total investment income		$138,998
Expenses
Management fee	$136,576
Distribution and/or service fees	19,416
Administrative services fee	7,841
Trustees’ compensation	2,450
Custodian fee	8,453
Shareholder communications	4,491
Auditing fees	21,078
Legal fees	3,720
Miscellaneous	5,403
Total expenses		$209,428
Net investment loss		$(70,430)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$3,610,440
Foreign currency transactions	(6,959)
Net realized gain (loss) on investments and foreign currency transactions		$3,603,481
Change in unrealized appreciation (depreciation)
Investments	$(3,719,394)
Translation of assets and liabilities in foreign currencies	107
Net unrealized gain (loss) on investments and foreign currency translation		$(3,719,287)
Net realized and unrealized gain (loss) on investments and foreign currency		$(115,806)
Change in net assets from operations		$(186,236)

See Notes to Financial Statements

9

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment loss	$(70,430)	$(109,884)
Net realized gain (loss) on investments and foreign currency transactions	3,603,481	(3,767,710)
Net unrealized gain (loss) on investments and foreign currency translation	(3,719,287)	15,070,454
Change in net assets from operations	$(186,236)	$11,192,860
Distributions declared to shareholders
From net investment income	$—	$(11,707)
From tax return of capital	—	(102)
Total distributions declared to shareholders	$—	$(11,809)
Change in net assets from fund share transactions	$(2,808,363)	$(5,049,354)
Total change in net assets	$(2,994,599)	$6,131,697
Net assets
At beginning of period	36,244,734	30,113,037
At end of period (including accumulated net investment loss of $70,430 and $0, respectively)	$33,250,135	$36,244,734

See Notes to Financial Statements

10

MFS Mid Cap Growth Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008	2007		2006	2005
	(unaudited)
Net asset value, beginning of period	$4.65		$3.27		$6.72	$6.12		$5.98	$5.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)		$0.01	$(0.01)		$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		1.39		(3.46)	0.61		0.13	0.20
Total from investment operations	$(0.04)		$1.38		$(3.45)	$0.60		$0.14	$0.18
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$(0.00	)(w)	$—	$—
From tax return of capital	—		(0.00	)(w)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$—	$(0.00	)(w)	$—	$—
Net asset value, end of period	$4.61		$4.65		$3.27	$6.72		$6.12	$5.98
Total return (%) (k)(r)(s)	(0.86	)(n)	42.31		(51.34)	9.84		2.34	3.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05		0.97	0.88		0.93	0.89
Expenses after expense reductions (f)	N/A		N/A		N/A	0.88		0.91	N/A
Net investment income (loss)	(0.28	)(a)	(0.23)		0.13	(0.12)		0.11	(0.40)
Portfolio turnover	42		100		100	80		139	81
Net assets at end of period (000 omitted)	$19,504		$20,300		$15,803	$44,944		$53,504	$68,637

See Notes to Financial Statements

11

MFS Mid Cap Growth Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$4.57		$3.22	$6.63	$6.05	$5.92	$5.76
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.02)	$(0.01)	$(0.02)	$(0.01)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		1.37	(3.40)	0.60	0.14	0.20
Total from investment operations	$(0.05)		$1.35	$(3.41)	$0.58	$0.13	$0.16
Net asset value, end of period	$4.52		$4.57	$3.22	$6.63	$6.05	$5.92
Total return (%) (k)(r)(s)	(1.09	)(n)	41.93	(51.43)	9.59	2.20	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.30	1.22	1.13	1.18	1.15
Expenses after expense reductions (f)	N/A		N/A	N/A	1.13	1.16	N/A
Net investment loss	(0.53	)(a)	(0.48)	(0.12)	(0.37)	(0.11)	(0.65)
Portfolio turnover	42		100	100	80	139	81
Net assets at end of period (000 omitted)	$13,746		$15,944	$14,310	$32,919	$36,645	$41,713

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

12

MFS Mid Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,177,800	$—	$—	$30,177,800
Brazil	986,336	—	—	986,336
United Kingdom	—	429,529	—	429,529
Panama	238,788	—	—	238,788
Canada	200,848	—	—	200,848
China	180,288	—	—	180,288
Bermuda	96,957	—	—	96,957
Switzerland	—	96,142	—	96,142
Netherlands	62,521	—	—	62,521
Mutual Funds	746,007	—	—	746,007
Total Investments	$32,689,545	$525,671	$—	$33,215,216

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of

14

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$11,707
Tax return of capital (b)	102
Total distributions	$11,809

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

15

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$30,546,210
Gross appreciation	3,959,608
Gross depreciation	(1,290,602)
Net unrealized appreciation (depreciation)	$2,669,006

As of 12/31/09
Capital loss carryforwards	(37,767,563)
Other temporary differences	2
Net unrealized appreciation (depreciation)	6,388,399

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(17,325,087)
12/31/16	(16,008,756)
12/31/17	(4,433,720)
$(37,767,563)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/10	Year ended 12/31/09	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$—	$11,707	$—	$102
Service Class	—	—	—	—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified or rescinded by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2011. For the six months ended June 30, 2010, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0431% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $311 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,709,735 and $17,953,405, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	222,938	$1,119,249	452,816	$1,799,092
Service Class	87,791	435,131	217,078	734,486
	310,729	$1,554,380	669,894	$2,533,578
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,484	$11,809
Shares reacquired
Initial Class	(359,060)	$(1,756,349)	(922,970)	$(3,364,108)
Service Class	(540,201)	(2,606,394)	(1,173,530)	(4,230,633)
	(899,261)	$(4,362,743)	(2,096,500)	$(7,594,741)
Net change
Initial Class	(136,122)	$(637,100)	(466,670)	$(1,553,207)
Service Class	(452,410)	(2,171,263)	(956,452)	(3,496,147)
	(588,532)	$(2,808,363)	(1,423,122)	$(5,049,354)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

17

MFS Mid Cap Growth Portfolio

Notes to Financial Statements (unaudited) – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $224 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	450,920	5,745,445	(5,450,358)	746,007

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$865	$746,007

18

MFS Mid Cap Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

MFS
INVESTMENT MANAGEMENT

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
UTS-SEM

MFS® UTILITIES PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Utilities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Virgin Media, Inc.	3.8%
Questar Corp.	3.7%
CMS Energy Corp.	3.6%
Williams Cos., Inc.	3.4%
EQT Corp.	3.1%
American Electric Power Co., Inc.	2.9%
El Paso Corp.	2.8%
Public Service Enterprise Group, Inc.	2.7%
Entergy Corp.	2.6%
Cellcom Israel Ltd.	2.5%

Top five industries (i)
Utilities-Electric Power	50.4%
Telephone Services	13.5%
Telecommunications-Wireless	10.2%
Natural Gas-Distribution	10.2%
Natural Gas-Pipeline	8.0%

Issuer country weightings (i)
United States	71.3%
Brazil	7.9%
Israel	3.6%
United Kingdom	3.5%
Spain	3.1%
Portugal	2.8%
Germany	1.6%
Czech Republic	1.3%
Finland	1.1%
Other Countries	3.8%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Utilities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.89%	$1,000.00	$927.42	$4.25
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$926.01	$5.44
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Utilities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.9%
Cable TV – 4.9%
Cablevision Systems Corp., “A”	42,700	$1,025,227
Comcast Corp., “Special A”	409,900	6,734,657
Time Warner Cable, Inc.	110,399	5,749,580

		$13,509,464

Energy – Independent – 1.5%
Apache Corp.	13,100	$1,102,889
CONSOL Energy, Inc.	70,180	2,369,276
Southwestern Energy Co. (a)	16,300	629,832

		$4,101,997

Natural Gas – Distribution – 10.2%
EQT Corp.	240,800	$8,702,512
NiSource, Inc.	152,000	2,204,000
Questar Corp.	223,000	10,144,270
Sempra Energy	97,800	4,576,061
Southern Union Co.	47,000	1,027,420
Spectra Energy Corp.	80,800	1,621,656

		$28,275,919

Natural Gas – Pipeline – 7.0%
El Paso Corp.	692,600	$7,694,786
Enagas S.A.	113,474	1,705,351
Niska Gas Storage Partners LLC (a)	33,900	629,184
Williams Cos., Inc.	514,517	9,405,371

		$19,434,692

Oil Services – 0.1%
Halliburton Co.	5,900	$144,845

Telecommunications – Wireless – 10.2%
America Movil S.A.B. de C.V., “L”, ADR	29,500	$1,401,250
Cellcom Israel Ltd.	275,722	6,893,050
Mobile TeleSystems OJSC, ADR	95,600	1,831,695
MTN Group Ltd.	128,100	1,679,327
NII Holdings, Inc. (a)	88,400	2,874,768
Partner Communication Co. Ltd., ADR	204,800	3,125,248
Tim Participacoes S.A., ADR	56,200	1,525,268
Vivo Participacoes S.A., ADR	175,775	4,556,088
Vodafone Group PLC	2,143,700	4,442,222

		$28,328,916

Telephone Services – 12.7%
American Tower Corp., “A” (a)	75,700	$3,368,650
CenturyTel, Inc.	139,700	4,653,407
Crown Castle International Corp. (a)	41,100	1,531,386
France Telecom S.A.	38,800	669,528
Portugal Telecom, SGPS, S.A.	291,800	2,892,431
PT XL Axiata Tbk (a)	2,862,500	1,281,703
Qwest Communications International, Inc.	581,300	3,051,825
Telefonica S.A.	139,000	2,566,843
Telenet Group Holding N.V.	78,753	2,068,195
Virgin Media, Inc.	630,300	10,519,707
Windstream Corp.	233,655	2,467,397

		$35,071,072

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 48.3%
AES Corp. (a)	615,200	$5,684,448
AES Tiete S.A., IPS	168,254	1,934,222
Allegheny Energy, Inc.	34,400	711,392
Alliant Energy Corp.	60,000	1,904,400
American Electric Power Co., Inc.	246,890	7,974,547
American Water Works Co., Inc.	90,010	1,854,206
Calpine Corp. (a)	242,920	3,089,942
CenterPoint Energy, Inc.	219,760	2,892,042
CEZ AS	88,400	3,618,613
China Hydroelectric Corp., ADR (a)	85,650	643,232
China Longyuan Power Group (a)	876,000	804,363
CMS Energy Corp.	681,300	9,981,045
Companhia de Saneamento de Minas Gerais – Copasa MG	115,100	1,594,183
Companhia Paranaense de Energia, ADR	53,000	1,094,450
Companhia Paranaense de Energia, IPS	31,300	645,075
Constellation Energy Group, Inc.	112,000	3,612,000
CPFL Energia S.A.	70,600	1,541,466
CPFL Energia S.A., ADR	7,000	468,650
DPL, Inc.	177,300	4,237,470
E.ON AG	132,771	3,574,164
EDP Renovaveis S.A. (a)	46,631	273,644
Eletropaulo Metropolitana S.A., IPS	151,940	3,027,015
Energias de Portugal S.A.	1,602,600	4,732,019
Energias do Brasil S.A.	58,360	1,157,500
Entergy Corp.	101,400	7,262,268
FirstEnergy Corp.	77,600	2,733,848
Fortum Corp.	138,200	3,042,360
National Grid PLC	668,740	4,926,259
NextEra Energy, Inc.	48,300	2,355,108
Northeast Utilities	145,600	3,709,888
NRG Energy, Inc. (a)	230,286	4,884,366
NV Energy, Inc.	60,100	709,781
OGE Energy Corp.	105,300	3,849,768
PG&E Corp.	154,900	6,366,390
PPL Corp.	219,300	5,471,535
Public Service Enterprise Group, Inc.	235,000	7,362,550
Red Electrica de Espana	121,641	4,348,235
RWE AG	12,700	827,793
Scottish & Southern Energy PLC	18,100	300,057
Tractebel Energia S.A.	364,100	4,274,393
Verbund AG	1,800	55,135
Wisconsin Energy Corp.	84,100	4,267,234

		$133,797,056

Total Common Stocks (Identified Cost, $288,028,382)		$262,663,961

BONDS – 0.0%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.398%, 2023 (Identified Cost, $18,337) (i)(z)	$459,155	$22,361

5

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 3.1%
Natural Gas – Pipeline – 1.0%
El Paso Corp., 4.99%	2,870	$2,762,375

Utilities – Electric Power – 2.1%
Great Plains Energy, Inc., 12%	23,650	$1,413,088
NextEra Energy, Inc., 8.375%	62,200	3,069,570
PPL Corp., 9.5%	22,980	1,195,084

		$5,677,742

Total Convertible Preferred Stocks (Identified Cost, $8,957,879)		$8,440,117

CONVERTIBLE BONDS – 0.8%
Telephone Services – 0.8%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $1,787,429)	$1,990,000	$2,330,788

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	2,425,019	$2,425,019

Total Investments (Identified Cost, $301,217,046)		$275,882,246

OTHER ASSETS, LESS LIABILITIES – 0.3%		869,102

Net Assets – 100.0%		$276,751,348

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 3.398%, 2023	1/18/02	$18,337	$22,361
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

6

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	807,588	7/12/10	$1,059,398	$987,606	$71,792
SELL	EUR	HSBC Bank	115,658	9/14/10	142,084	141,489	595
BUY	GBP	Barclays Bank PLC	521,946	7/12/10	758,824	779,833	21,009
BUY	GBP	Deutsche Bank AG	146,244	7/12/10	210,066	218,501	8,435
BUY	GBP	UBS AG	12,415	9/14/10	18,306	18,548	242
SELL	GBP	Barclays Bank PLC	2,091,189	7/12/10	3,190,548	3,124,420	66,128
SELL	GBP	Deutsche Bank AG	2,091,189	7/12/10	3,190,569	3,124,420	66,149

							$234,350

Liability Derivatives
BUY	EUR	Barclays Bank PLC	81,442	7/12/10	$100,553	$99,596	$(957)
BUY	EUR	Citibank N.A.	71,590	7/12/10	88,138	87,548	(590)
BUY	EUR	HSBC Bank	280,467	7/12/10-9/14/10	346,743	343,046	(3,697)
BUY	EUR	UBS AG	331,443	9/14/10	406,102	405,466	(636)
SELL	EUR	Citibank N.A.	1,849	9/14/10	2,223	2,262	(39)
SELL	EUR	Credit Suisse Group	923,077	9/15/10	1,112,274	1,129,239	(16,965)
SELL	EUR	Deutsche Bank AG	759,873	9/15/10	915,616	929,584	(13,968)
SELL	EUR	Goldman Sachs	3,131	7/12/10	3,828	3,829	(1)
SELL	EUR	HSBC Bank	1,640,471	9/14/10-9/15/10	1,972,372	2,006,856	(34,484)
SELL	EUR	Merrill Lynch International Bank	1,770,732	9/15/10	2,133,626	2,166,210	(32,584)
SELL	EUR	UBS AG	10,973,519	7/12/10-9/15/10	13,239,173	13,423,904	(184,731)
SELL	GBP	Barclays Bank PLC	4,427,084	7/12/10	6,463,671	6,614,452	(150,781)
SELL	GBP	Deutsche Bank AG	1,747,000	7/12/10	2,575,253	2,610,171	(34,918)

							$(474,351)

At June 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

7

MFS Utilities Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $298,792,027)	$273,457,227
Underlying funds, at cost and value	2,425,019
Total investments, at value (identified cost, $301,217,046)	$275,882,246
Receivables for
Forward foreign currency exchange contracts	234,350
Investments sold	273,045
Fund shares sold	95,183
Interest and dividends	1,405,482
Other assets	5,676
Total assets		$277,895,982
Liabilities
Payables for
Forward foreign currency exchange contracts	$474,351
Investments purchased	431,874
Fund shares reacquired	138,331
Payable to affiliates
Investment adviser	11,621
Distribution and/or service fees	1,499
Administrative services fee	537
Payable for Trustees’ compensation	6,354
Accrued expenses and other liabilities	80,067
Total liabilities		$1,144,634
Net assets		$276,751,348
Net assets consist of
Paid-in capital	$336,675,695
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(25,575,969)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(39,934,465)
Undistributed net investment income	5,586,087
Net assets		$276,751,348
Shares of beneficial interest outstanding		15,761,563

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$169,598,638	9,626,155	$17.62
Service Class	107,152,710	6,135,408	17.46

See Notes to Financial Statements

8

MFS Utilities Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$7,625,550
Interest	127,336
Dividends from underlying funds	3,316
Foreign taxes withheld	(494,689)
Total investment income		$7,261,513
Expenses
Management fee	$1,128,307
Distribution and/or service fees	143,832
Administrative services fee	53,915
Trustees’ compensation	21,271
Custodian fee	80,804
Shareholder communications	13,399
Auditing fees	23,507
Legal fees	3,720
Miscellaneous	14,714
Total expenses		$1,483,469
Fees paid indirectly	(4)
Net expenses		$1,483,465
Net investment income		$5,778,048
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,567,127
Foreign currency transactions	3,469,079
Net realized gain (loss) on investments and foreign currency transactions		$6,036,206
Change in unrealized appreciation (depreciation)
Investments	$(33,728,375)
Translation of assets and liabilities in foreign currencies	(424,641)
Net unrealized gain (loss) on investments and foreign currency translation		$(34,153,016)
Net realized and unrealized gain (loss) on investments and foreign currency		$(28,116,810)
Change in net assets from operations		$(22,338,762)

See Notes to Financial Statements

9

MFS Utilities Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$5,778,048	$10,872,249
Net realized gain (loss) on investments and foreign currency transactions	6,036,206	(18,736,111)
Net unrealized gain (loss) on investments and foreign currency translation	(34,153,016)	86,829,466
Change in net assets from operations	$(22,338,762)	$78,965,604
Distributions declared to shareholders
From net investment income	$(9,661,055)	$(13,093,061)
Change in net assets from fund share transactions	$(6,318,384)	$(12,855,938)
Total change in net assets	$(38,318,201)	$53,016,605
Net assets
At beginning of period	315,069,549	262,052,944
At end of period (including undistributed net investment income of $5,586,087 and $9,469,094, respectively)	$276,751,348	$315,069,549

See Notes to Financial Statements

10

MFS Utilities Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$19.61		$15.56	$29.51		$23.25	$18.11	$15.61
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.69	$0.62		$0.58	$0.48	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(1.74)		4.21	(9.78)		6.02	5.25	2.35
Total from investment operations	$(1.37)		$4.90	$(9.16)		$6.60	$5.73	$2.66
Less distributions declared to shareholders
From net investment income	$(0.62)		$(0.85)	$(0.47)		$(0.34)	$(0.59)	$(0.16)
From net realized gain on investments	—		—	(4.32)		—	—	—
Total distributions declared to shareholders	$(0.62)		$(0.85)	$(4.79)		$(0.34)	$(0.59)	$(0.16)
Net asset value, end of period	$17.62		$19.61	$15.56		$29.51	$23.25	$18.11
Total return (%) (k)(s)	(7.26	)(n)	33.63	(37.16	)(t)	28.53	32.35	17.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.89	(a)	0.88	0.86		0.84	0.84	0.86
Net investment income	3.91	(a)	4.14	2.73		2.18	2.41	1.87
Portfolio turnover	33		70	63		90	93	96
Net assets at end of period (000 omitted)	$169,599		$199,634	$178,805		$381,498	$377,354	$344,717

See Notes to Financial Statements

11

MFS Utilities Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$19.43		$15.41	$29.28		$23.09	$18.01	$15.53
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.63	$0.57		$0.52	$0.42	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(1.73)		4.18	(9.71)		5.97	5.22	2.35
Total from investment operations	$(1.38)		$4.81	$(9.14)		$6.49	$5.64	$2.62
Less distributions declared to shareholders
From net investment income	$(0.59)		$(0.79)	$(0.41)		$(0.30)	$(0.56)	$(0.14)
From net realized gain on investments	—		—	(4.32)		—	—	—
Total distributions declared to shareholders	$(0.59)		$(0.79)	$(4.73)		$(0.30)	$(0.56)	$(0.14)
Net asset value, end of period	$17.46		$19.43	$15.41		$29.28	$23.09	$18.01
Total return (%) (k)(s)	(7.40	)(n)	33.27	(37.31	)(t)	28.24	31.96	16.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.14	(a)	1.13	1.12		1.08	1.09	1.11
Net investment income	3.71	(a)	3.81	2.57		1.93	2.12	1.62
Portfolio turnover	33		70	63		90	93	96
Net assets at end of period (000 omitted)	$107,153		$115,435	$83,248		$126,288	$78,660	$47,240

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have been lower by approximately 1.01%.

See Notes to Financial Statements

12

MFS Utilities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

13

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$187,625,592	$3,957,459	$—	$191,583,051
Brazil	21,818,310	—	—	21,818,310
Israel	10,018,298	—	—	10,018,298
United Kingdom	—	9,668,538	—	9,668,538
Spain	—	8,620,429	—	8,620,429
Portugal	—	7,898,093	—	7,898,093
Germany	—	4,401,957	—	4,401,957
Czech Republic	3,618,613	—	—	3,618,613
Finland	—	3,042,360	—	3,042,360
Other Countries	3,876,178	6,558,251	—	10,434,429
Corporate Bonds	—	2,330,788	—	2,330,788
Commercial Mortgage-Backed Securities	—	22,361	—	22,361
Mutual Funds	2,425,019	—	—	2,425,019
Total Investments	$229,382,010	$46,500,236	$—	$275,882,246

Other Financial Instruments
Forward Currency Contracts	$—	$(240,001)	$—	$(240,001)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$234,350	$(474,351)

14

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$3,578,684

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(430,587)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

15

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$13,093,061

16

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$306,176,801
Gross appreciation	10,011,971
Gross depreciation	(40,306,526)
Net unrealized appreciation (depreciation)	$(30,294,555)

As of 12/31/09
Undistributed ordinary income	9,659,681
Capital loss carryforwards	(41,015,958)
Other temporary differences	(7,115)
Net unrealized appreciation (depreciation)	3,438,862

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(18,412,487)
12/31/17	(22,603,471)
$(41,015,958)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$6,050,885	$8,907,825
Service Class	3,610,170	4,185,236
Total	$9,661,055	$13,093,061

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

17

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0358% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,617 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $98,650,087 and $99,314,698, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	91,812	$1,771,670	215,871	$3,701,667
Service Class	504,611	9,628,374	1,240,433	21,101,323
	596,423	$11,400,044	1,456,304	$24,802,990
Shares issued to shareholders in reinvestment of distributions
Initial Class	312,062	$6,050,885	634,008	$8,907,825
Service Class	187,736	3,610,170	300,017	4,185,236
	499,798	$9,661,055	934,025	$13,093,061
Shares reacquired
Initial Class	(957,135)	$(18,153,436)	(2,161,977)	$(34,577,975)
Service Class	(497,130)	(9,226,047)	(1,003,392)	(16,174,014)
	(1,454,265)	$(27,379,483)	(3,165,369)	$(50,751,989)
Net change
Initial Class	(553,261)	$(10,330,881)	(1,312,098)	$(21,968,483)
Service Class	195,217	4,012,497	537,058	9,112,545
	(358,044)	$(6,318,384)	(775,040)	$(12,855,938)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

18

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,908 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	7,071,633	28,611,133	(33,257,747)	2,425,019

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,316	$2,425,019

19

MFS Utilities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
EIS-SEM

MFS® VALUE PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.3%
AT&T, Inc.	3.4%
Philip Morris International, Inc.	3.0%
Goldman Sachs Group, Inc.	3.0%
Johnson & Johnson	3.0%
Bank of New York Mellon Corp.	2.7%
MetLife, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
United Technologies Corp.	2.2%
Chevron Corp.	2.1%

Equity sectors
Financial Services	21.7%
Health Care	11.7%
Energy	11.6%
Consumer Staples	10.6%
Industrial Goods & Services	10.5%
Utilities & Communications	9.7%
Technology	5.9%
Retailing	4.0%
Special Products & Services	3.9%
Leisure	3.3%
Basic Materials	3.1%
Autos & Housing	2.2%
Transportation	0.5%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.84%	$1,000.00	$928.30	$4.02
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$926.73	$5.21
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 9.4%
Honeywell International, Inc.	134,860	$5,263,586
Lockheed Martin Corp.	291,667	21,729,191
Northrop Grumman Corp.	182,820	9,952,721
United Technologies Corp.	172,395	11,190,159

		$48,135,657

Alcoholic Beverages – 1.4%
Diageo PLC	443,669	$6,951,879

Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	84,137	$5,683,454

Automotive – 0.3%
Johnson Controls, Inc.	61,665	$1,656,939

Broadcasting – 2.5%
Omnicom Group, Inc.	145,778	$5,000,185
Walt Disney Co.	249,212	7,850,178

		$12,850,363

Business Services – 3.8%
Accenture Ltd., “A”	272,187	$10,520,028
Dun & Bradstreet Corp.	45,367	3,045,033
MasterCard, Inc., “A”	15,490	3,090,720
Western Union Co.	193,825	2,889,931

		$19,545,712

Chemicals – 2.2%
3M Co.	78,798	$6,224,254
PPG Industries, Inc.	86,657	5,234,949

		$11,459,203

Computer Software – 1.7%
Oracle Corp.	396,103	$8,500,370

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	38,070	$1,647,670
International Business Machines Corp.	76,215	9,411,028

		$11,058,698

Construction – 1.9%
Pulte Homes, Inc. (a)	170,948	$1,415,449
Sherwin-Williams Co.	75,742	5,240,589
Stanley Black & Decker, Inc.	61,426	3,103,242

		$9,759,280

Consumer Products – 0.8%
Procter & Gamble Co.	69,078	$4,143,298

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	13,570	$576,318

Electrical Equipment – 0.5%
Danaher Corp.	73,180	$2,716,442

Electronics – 1.5%
Intel Corp.	379,842	$7,387,927

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.7%
Apache Corp.	84,525	$7,116,160
Devon Energy Corp.	62,175	3,787,701
EOG Resources, Inc.	45,862	4,511,445
Occidental Petroleum Corp.	46,147	3,560,241

		$18,975,547

Energy – Integrated – 6.3%
Chevron Corp.	158,303	$10,742,442
Exxon Mobil Corp.	140,527	8,019,876
Hess Corp.	121,405	6,111,528
TOTAL S.A., ADR	165,475	7,386,804

		$32,260,650

Food & Beverages – 4.8%
General Mills, Inc.	124,510	$4,422,595
J.M. Smucker Co.	36,077	2,172,557
Kellogg Co.	103,770	5,219,631
Nestle S.A.	145,596	7,025,003
PepsiCo, Inc.	90,183	5,496,654

		$24,336,440

Food & Drug Stores – 1.0%
CVS Caremark Corp.	106,383	$3,119,150
Walgreen Co.	77,840	2,078,328

		$5,197,478

General Merchandise – 0.6%
Wal-Mart Stores, Inc.	66,960	$3,218,767

Insurance – 7.5%
ACE Ltd.	28,910	$1,488,287
Allstate Corp.	141,125	4,054,521
Aon Corp.	113,950	4,229,824
Chubb Corp.	71,145	3,557,961
MetLife, Inc.	354,828	13,398,305
Prudential Financial, Inc.	118,477	6,357,476
Travelers Cos., Inc.	106,985	5,269,011

		$38,355,385

Leisure & Toys – 0.5%
Hasbro, Inc.	65,363	$2,686,419

Machinery & Tools – 0.6%
Eaton Corp.	49,110	$3,213,758

Major Banks – 14.2%
Bank of America Corp.	661,080	$9,499,720
Bank of New York Mellon Corp.	559,145	13,805,290
Goldman Sachs Group, Inc.	116,242	15,259,087
JPMorgan Chase & Co.	351,262	12,859,702
PNC Financial Services Group, Inc.	93,225	5,267,213
Regions Financial Corp.	105,990	697,414
State Street Corp.	156,405	5,289,617
Wells Fargo & Co.	379,052	9,703,731

		$72,381,774

5

MFS Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 3.7%
Becton, Dickinson & Co.	67,172	$4,542,171
Medtronic, Inc.	177,900	6,452,433
St. Jude Medical, Inc. (a)	84,330	3,043,470
Thermo Fisher Scientific, Inc. (a)	40,605	1,991,675
Waters Corp. (a)	42,455	2,746,838

		$18,776,587

Network & Telecom – 0.5%
Cisco Systems, Inc. (a)	107,500	$2,290,825

Oil Services – 1.6%
National Oilwell Varco, Inc.	107,630	$3,559,324
Noble Corp.	65,140	2,013,477
Transocean, Inc. (a)	53,090	2,459,660

		$8,032,461

Pharmaceuticals – 8.0%
Abbott Laboratories	220,282	$10,304,792
GlaxoSmithKline PLC	127,500	2,160,766
Johnson & Johnson	255,797	15,107,371
Merck & Co., Inc.	70,652	2,470,700
Pfizer, Inc.	645,618	9,206,513
Roche Holding AG	12,373	1,699,105

		$40,949,247

Railroad & Shipping – 0.5%
Canadian National Railway Co.	45,630	$2,618,249

Restaurants – 0.3%
McDonald’s Corp.	23,540	$1,550,580

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	74,117	$4,803,523

Specialty Stores – 1.3%
Advance Auto Parts, Inc.	69,500	$3,487,510
Home Depot, Inc.	49,942	1,401,872
Staples, Inc.	93,490	1,780,984

		$6,670,366

Telecommunications – Wireless – 1.6%
Vodafone Group PLC	3,893,157	$8,067,485

Telephone Services – 3.4%
AT&T, Inc.	709,412	$17,160,676

Tobacco – 3.6%
Altria Group, Inc.	141,052	$2,826,682
Philip Morris International, Inc.	333,205	15,274,117

		$18,100,799

Issuer	Shares/Par	Value ($)

Utilities – Electric Power – 4.5%
CenterPoint Energy, Inc.	33,080	$435,333
Dominion Resources, Inc.	169,730	6,575,340
Entergy Corp.	28,215	2,020,758
NextEra Energy, Inc.	51,150	2,494,074
PG&E Corp.	118,948	4,888,763
PPL Corp.	97,362	2,429,182
Public Service Enterprise Group, Inc.	122,803	3,847,418

		$22,690,868

Total Common Stocks (Identified Cost, $517,327,205)		$502,763,424

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5% (Identified Cost, $867,000)	17,340	$901,774

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	7,040,239	$7,040,239

Total Investments (Identified Cost, $525,234,444)		$510,705,437

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(533,243)

Net Assets – 100.0%		$510,172,194

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $518,194,205)	$503,665,198
Underlying funds, at cost and value	7,040,239
Total investments, at value (identified cost, $525,234,444)	$510,705,437
Cash	9,655
Receivables for
Investments sold	1,269,530
Fund shares sold	85,325
Interest and dividends	1,020,939
Other assets	8,486
Total assets		$513,099,372
Liabilities
Payables for
Investments purchased	$2,677,964
Fund shares reacquired	132,256
Payable to affiliates
Investment adviser	21,467
Distribution and/or service fees	2,904
Administrative services fee	977
Payable for Trustees’ compensation	9,625
Accrued expenses and other liabilities	81,985
Total liabilities		$2,927,178
Net assets		$510,172,194
Net assets consist of
Paid-in capital	$527,531,840
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(14,519,265)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,698,807)
Undistributed net investment income	3,858,426
Net assets		$510,172,194
Shares of beneficial interest outstanding		44,202,420

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$303,152,797	26,184,827	$11.58
Service Class	207,019,397	18,017,593	11.49

See Notes to Financial Statements

7

MFS Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$6,385,686
Interest	14,550
Dividends from underlying funds	6,838
Foreign taxes withheld	(76,603)
Total investment income		$6,330,471
Expenses
Management fee	$1,956,542
Distribution and/or service fees	281,374
Administrative services fee	92,037
Trustees’ compensation	33,463
Custodian fee	46,166
Shareholder communications	15,461
Auditing fees	21,079
Legal fees	3,720
Miscellaneous	20,721
Total expenses		$2,470,563
Fees paid indirectly	(1)
Net expenses		$2,470,562
Net investment income		$3,859,909
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$11,072,240
Foreign currency transactions	(12,441)
Net realized gain (loss) on investments and foreign currency transactions		$11,059,799
Change in unrealized appreciation (depreciation)
Investments	$(55,087,040)
Translation of assets and liabilities in foreign currencies	10,808
Net unrealized gain (loss) on investments and foreign currency translation		$(55,076,232)
Net realized and unrealized gain (loss) on investments and foreign currency		$(44,016,433)
Change in net assets from operations		$(40,156,524)

See Notes to Financial Statements

8

MFS Value Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$3,859,909	$6,923,653
Net realized gain (loss) on investments and foreign currency transactions	11,059,799	(1,217,466)
Net unrealized gain (loss) on investments and foreign currency translation	(55,076,232)	75,383,535
Change in net assets from operations	$(40,156,524)	$81,089,722
Distributions declared to shareholders
From net investment income	$(6,932,159)	$(5,894,567)
Change in net assets from fund share transactions	$60,871,830	$109,663,966
Total change in net assets	$13,783,147	$184,859,121
Net assets
At beginning of period	496,389,047	311,529,926
At end of period (including undistributed net investment income of $3,858,426 and $6,930,676, respectively)	$510,172,194	$496,389,047

See Notes to Financial Statements

9

MFS Value Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.64		$10.70	$18.78	$18.70	$16.30	$15.51
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.25	$0.27	$0.28	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.98)		1.92	(5.50)	1.22	3.04	0.77
Total from investment operations	$(0.88)		$2.14	$(5.25)	$1.49	$3.32	$1.01
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.20)	$(0.30)	$(0.30)	$(0.27)	$(0.22)
From net realized gain on investments	—		—	(2.53)	(1.11)	(0.65)	—
Total distributions declared to shareholders	$(0.18)		$(0.20)	$(2.83)	$(1.41)	$(0.92)	$(0.22)
Net asset value, end of period	$11.58		$12.64	$10.70	$18.78	$18.70	$16.30
Total return (%) (k)(s)	(7.17	)(n)	20.49	(32.64)	7.92	20.96	6.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.84	(a)	0.85	0.84	0.83	0.86	0.85
Net investment income	1.60	(a)	1.98	1.75	1.40	1.62	1.51
Portfolio turnover	10		27	44	25	26	22
Net assets at end of period (000 omitted)	$303,153		$268,001	$146,011	$267,967	$323,094	$319,952

See Notes to Financial Statements

10

MFS Value Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.54		$10.61	$18.66	$18.59	$16.21	$15.43
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.19	$0.22	$0.22	$0.23	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.98)		1.91	(5.48)	1.22	3.02	0.77
Total from investment operations	$(0.90)		$2.10	$(5.26)	$1.44	$3.25	$0.97
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.17)	$(0.26)	$(0.26)	$(0.22)	$(0.19)
From net realized gain on investments	—		—	(2.53)	(1.11)	(0.65)	—
Total distributions declared to shareholders	$(0.15)		$(0.17)	$(2.79)	$(1.37)	$(0.87)	$(0.19)
Net asset value, end of period	$11.49		$12.54	$10.61	$18.66	$18.59	$16.21
Total return (%) (k)(s)	(7.33	)(n)	20.30	(32.87)	7.67	20.66	6.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.09	(a)	1.10	1.09	1.08	1.11	1.10
Net investment income	1.33	(a)	1.73	1.62	1.16	1.37	1.27
Portfolio turnover	10		27	44	25	26	22
Net assets at end of period (000 omitted)	$207,019		$228,388	$165,519	$141,584	$141,334	$126,809

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

12

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$466,854,134	$901,774	$—	$467,755,908
United Kingdom	—	17,180,129	—	17,180,129
Switzerland	—	8,724,108	—	8,724,108
France	7,386,804	—	—	7,386,804
Canada	2,618,249	—	—	2,618,249
Mutual Funds	7,040,239	—	—	7,040,239
Total Investments	$483,899,426	$26,806,011	$—	$510,705,437

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent

13

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$5,894,567

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$527,010,314
Gross appreciation	20,113,780
Gross depreciation	(36,418,657)
Net unrealized appreciation (depreciation)	$(16,304,877)

As of 12/31/09
Undistributed ordinary income	6,930,676
Capital loss carryforwards	(15,982,283)
Other temporary differences	(1,066)
Net unrealized appreciation (depreciation)	38,787,710

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/15	$(6,190,794)
12/31/16	(6,450,354)
12/31/17	(3,341,135)
$(15,982,283)

The availability of a portion of the capital loss carryforwards, which were acquired on June 26, 2009 in connection with the MFS Strategic Value Portfolio merger and on December 4, 2009 in connection with the MFS Mid Cap Value Portfolio merger, may be limited in a given year.

14

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$4,231,626	$2,944,412
Service Class	2,700,533	2,950,155
Total	$6,932,159	$5,894,567

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0353% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the

15

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,370 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $111,277,244 and $53,319,569, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,514,715	$69,853,871	9,685,135	$106,694,744
Service Class	766,099	9,479,680	3,247,251	31,552,403
	6,280,814	$79,333,551	12,932,386	$138,247,147
Shares issued in connection with acquisition of MFS Strategic Value Portfolio
Initial Class			6,041	$64,532
Service Class			228,743	2,426,959
			234,784	$2,491,491
Shares issued in connection with acquisition of MFS Mid Cap Value Portfolio
Initial Class			—	$—
Service Class			969,447	12,059,916
			969,447	$12,059,916
Shares issued to shareholders in reinvestment of distributions
Initial Class	314,619	$4,231,626	301,373	$2,944,412
Service Class	202,287	2,700,533	304,140	2,950,155
	516,906	$6,932,159	605,513	$5,894,567
Shares reacquired
Initial Class	(840,502)	$(10,766,436)	(2,446,952)	$(25,925,344)
Service Class	(1,162,305)	(14,627,444)	(2,133,996)	(23,103,811)
	(2,002,807)	$(25,393,880)	(4,580,948)	$(49,029,155)
Net change
Initial Class	4,988,832	$63,319,061	7,545,597	$83,778,344
Service Class	(193,919)	(2,447,231)	2,615,585	25,885,622
	4,794,913	$60,871,830	10,161,182	$109,663,966

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $3,051 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	9,025,795	52,924,488	(54,910,044)	7,040,239

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,838	$7,040,239

(8)	Acquisitions

At close of business on June 26, 2009, the fund with net assets of $355,099,729, acquired all of the assets and liabilities of MFS Strategic Value Portfolio. The purpose of the transaction was to provide shareholders of the MFS Strategic Value Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 234,784 shares of the fund (valued at $2,491,491) for all of the assets and liabilities of MFS Strategic Value Portfolio. MFS Strategic Value Portfolio then distributed the shares of the fund that MFS Strategic Value Portfolio received from the fund to its shareholders. MFS Strategic Value Portfolio’s net assets on that date were $2,491,491, including investments valued at $2,465,078 with a cost basis of $2,663,205. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Strategic Value Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. No pro forma information is provided as it is not material to the combined fund results.

At close of business on December 4, 2009, the fund with net assets valued at $470,376,146, acquired all of the assets and liabilities of MFS Mid Cap Value Portfolio. The purpose of the transaction was to provide shareholders of the MFS Mid Cap Value Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment strategies and policies. The acquisition was accomplished by a tax-free exchange of 969,447 shares of the fund (valued at $12,059,916) for all of the assets and liabilities of MFS Mid Cap Value Portfolio. MFS Mid Cap Value Portfolio then distributed the shares of the fund that MFS Mid Cap Value Portfolio received from the fund to its shareholders. MFS Mid Cap Value Portfolio’s net assets on that date were $12,059,916, including investments valued at $12,330,572 with a cost basis of $11,960,655. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Mid Cap Value Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. No pro forma information is provided as it is not material to the combined fund results.

17

MFS Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

18

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
RGS-SEM

MFS® CORE EQUITY PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Johnson & Johnson	2.5%
JPMorgan Chase & Co.	1.9%
Exxon Mobil Corp.	1.8%
Chevron Corp.	1.8%
Bank of America Corp.	1.8%
Abbott Laboratories	1.7%
Colgate-Palmolive Co.	1.5%
AT&T, Inc.	1.5%
Philip Morris International, Inc.	1.5%

Equity sectors
Technology	16.8%
Financial Services	15.5%
Health Care	12.7%
Energy	9.2%
Consumer Staples	8.7%
Utilities & Communications	7.3%
Retailing	7.0%
Industrial Goods & Services	6.5%
Leisure	5.7%
Basic Materials	4.5%
Transportation	2.5%
Special Products & Services	2.0%
Autos & Housing	0.7%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.86%	$1,000.00	$935.74	$4.13
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
Service Class	Actual	1.11%	$1,000.00	$934.41	$5.32
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 2.8%
Goodrich Corp.	8,460	$560,475
Honeywell International, Inc.	16,220	633,067
Lockheed Martin Corp.	9,020	671,990
Precision Castparts Corp.	4,650	478,578
United Technologies Corp.	17,710	1,149,556

		$3,493,666

Airlines – 0.3%
Copa Holdings S.A., “A”	4,870	$215,351
UAL Corp. (a)	6,880	141,453

		$356,804

Alcoholic Beverages – 0.4%
Boston Beer Co., Inc., “A” (a)	6,920	$466,754

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	13,660	$922,733

Biotechnology – 1.8%
Amgen, Inc. (a)	30,790	$1,619,554
Gilead Sciences, Inc. (a)	18,380	630,066

		$2,249,620

Broadcasting – 1.8%
CBS Corp., “B”	27,370	$353,894
Discovery Communications, Inc., “A” (a)	7,810	278,895
Walt Disney Co.	51,450	1,620,675

		$2,253,464

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	3,990	$242,472
Charles Schwab Corp.	12,890	182,780
CME Group, Inc.	1,440	405,432
Franklin Resources, Inc.	3,750	323,212
GFI Group, Inc.	74,470	415,543
LaBranche & Co., Inc. (a)	30,300	129,684
TradeStation Group, Inc. (a)	29,370	198,248

		$1,897,371

Business Services – 1.5%
Accenture Ltd., “A”	14,910	$576,272
Dun & Bradstreet Corp.	6,340	425,541
MasterCard, Inc., “A”	3,550	708,332
Western Union Co.	16,340	243,629

		$1,953,774

Cable TV – 1.2%
Comcast Corp., “Special A”	20,810	$341,908
DIRECTV, “A” (a)	25,500	864,960
Time Warner Cable, Inc.	7,270	378,622

		$1,585,490

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 2.2%
Celanese Corp.	21,740	$541,543
Ecolab, Inc.	19,090	857,332
Monsanto Co.	29,140	1,346,851

		$2,745,726

Computer Software – 3.5%
Adobe Systems, Inc. (a)	44,070	$1,164,770
MicroStrategy, Inc., “A” (a)	19,080	1,432,717
Oracle Corp.	73,160	1,570,014
Salesforce.com, Inc. (a)	3,770	323,541

		$4,491,042

Computer Software – Systems – 5.8%
Apple, Inc. (a)	14,560	$3,662,277
Dell, Inc. (a)	102,690	1,238,441
EMC Corp. (a)	31,380	574,254
Hewlett-Packard Co.	33,180	1,436,030
NICE Systems Ltd., ADR (a)	15,600	397,644

		$7,308,646

Conglomerates – 0.2%
Textron, Inc.	13,500	$229,095

Construction – 0.7%
Martin Marietta Materials, Inc.	2,360	$200,152
NVR, Inc. (a)	400	262,012
Sherwin-Williams Co.	5,720	395,767

		$857,931

Consumer Products – 2.2%
Avon Products, Inc.	32,200	$853,300
Colgate-Palmolive Co.	24,600	1,937,496

		$2,790,796

Consumer Services – 0.3%
Apollo Group, Inc., “A” (a)	3,670	$155,865
DeVry, Inc.	4,950	259,825

		$415,690

Containers – 0.2%
Crown Holdings, Inc. (a)	12,360	$309,494

Electrical Equipment – 2.1%
AMETEK, Inc.	12,120	$486,618
Danaher Corp.	43,400	1,611,008
Sensata Technologies Holding B.V. (a)	38,470	615,135

		$2,712,761

Electronics – 4.1%
Broadcom Corp., “A”	19,210	$633,354
First Solar, Inc. (a)	6,470	736,480
Hittite Microwave Corp. (a)	4,610	206,251
Intel Corp.	88,270	1,716,852
Linear Technology Corp.	27,160	755,320
Microchip Technology, Inc.	31,670	878,526

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
PMC-Sierra, Inc. (a)	17,400	$130,848
Silicon Laboratories, Inc. (a)	2,970	120,463

		$5,178,094

Energy – Independent – 3.3%
Alpha Natural Resources, Inc. (a)	4,210	$142,593
Anadarko Petroleum Corp.	10,090	364,148
Apache Corp.	11,950	1,006,070
CONSOL Energy, Inc.	3,430	115,797
Denbury Resources, Inc. (a)	15,270	223,553
Massey Energy Co.	4,900	134,015
Nexen, Inc.	27,400	538,966
Noble Energy, Inc.	7,840	472,987
Occidental Petroleum Corp.	13,710	1,057,727
Walter Energy, Inc.	1,720	104,662

		$4,160,518

Energy – Integrated – 4.1%
Chevron Corp.	33,460	$2,270,596
Exxon Mobil Corp. (s)	40,546	2,313,960
Hess Corp.	11,140	560,788

		$5,145,344

Engineering – Construction – 1.3%
Fluor Corp.	30,260	$1,286,050
North American Energy Partners, Inc. (a)	37,550	331,567

		$1,617,617

Food & Beverages – 4.0%
Dr Pepper Snapple Group, Inc.	20,960	$783,694
General Mills, Inc.	27,640	981,773
Kellogg Co.	18,850	948,155
Kraft Foods, Inc., ”A”	18,430	516,040
PepsiCo, Inc. (s)	30,177	1,839,288

		$5,068,950

Food & Drug Stores – 0.9%
Walgreen Co.	26,830	$716,361
Whole Foods Market, Inc. (a)	12,870	463,577

		$1,179,938

Gaming & Lodging – 0.7%
International Game Technology	21,660	$340,062
Las Vegas Sands Corp. (a)	13,090	289,813
Marriott International, Inc., “A”	9,300	278,442

		$908,317

General Merchandise – 2.6%
Dollar General Corp. (a)	17,630	$485,706
Kohl’s Corp. (a)	9,620	456,950
Target Corp.	26,610	1,308,414
Wal-Mart Stores, Inc.	22,650	1,088,786

		$3,339,856

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.6%
Aetna, Inc.	8,290	$218,690
WellPoint, Inc. (a)	10,210	499,575

		$718,265

Insurance – 3.1%
ACE Ltd.	17,430	$897,296
Aflac, Inc.	12,420	529,961
Allied World Assurance Co. Holdings Ltd.	18,770	851,783
Chubb Corp.	17,080	854,171
MetLife, Inc.	8,270	312,275
Prudential Financial, Inc.	9,940	533,380

		$3,978,866

Internet – 1.5%
Google, Inc., “A” (a)	4,160	$1,850,992

Leisure & Toys – 0.6%
Hasbro, Inc.	18,690	$768,159

Machinery & Tools – 0.3%
Bucyrus International, Inc.	8,230	$390,513

Major Banks – 6.5%
Bank of America Corp.	155,620	$2,236,259
Bank of New York Mellon Corp.	24,405	602,559
Goldman Sachs Group, Inc.	9,580	1,257,567
JPMorgan Chase & Co. (s)	66,330	2,428,341
KeyCorp	79,710	612,970
State Street Corp.	13,190	446,086
SunTrust Banks, Inc.	28,240	657,992

		$8,241,774

Medical & Health Technology & Services – 1.6%
DaVita, Inc. (a)	9,660	$603,170
Express Scripts, Inc. (a)	10,140	476,783
Medco Health Solutions, Inc. (a)	2,760	152,021
Patterson Cos., Inc.	13,920	397,138
VCA Antech, Inc. (a)	15,420	381,799

		$2,010,911

Medical Equipment – 3.4%
Becton, Dickinson & Co.	9,550	$645,771
Medtronic, Inc.	22,630	820,790
NxStage Medical, Inc. (a)	7,236	107,382
NxStage Medical, Inc. (a)	63,014	935,128
St. Jude Medical, Inc. (a)	19,830	715,665
Thermo Fisher Scientific, Inc. (a)	16,910	829,436
Waters Corp. (a)	4,680	302,796

		$4,356,968

Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	4,000	$188,640
Steel Dynamics, Inc.	3,630	47,880
United States Steel Corp.	10,430	402,077

		$638,597

Natural Gas – Distribution – 0.3%
EQT Corp.	9,330	$337,186

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.4%
Niska Gas Storage Partners LLC (a)	7,420	$137,715
Williams Cos., Inc.	20,740	379,127

		$516,842

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	85,460	$1,821,153
Juniper Networks, Inc. (a)	18,540	423,083
Tellabs, Inc.	18,700	119,493

		$2,363,729

Oil Services – 1.8%
Halliburton Co.	42,480	$1,042,884
National Oilwell Varco, Inc.	9,330	308,543
Noble Corp.	9,100	281,281
Schlumberger Ltd.	11,690	646,925

		$2,279,633

Other Banks & Diversified Financials – 1.9%
American Express Co.	11,390	$452,183
Associated Banc-Corp.	39,470	483,902
Cathay General Bancorp, Inc.	47,220	487,783
EuroDekania Ltd. (a)(z)	100,530	178,031
Marshall & Ilsley Corp.	73,630	528,663
Sterling Bancshares, Inc.	57,940	272,897

		$2,403,459

Pharmaceuticals – 5.3%
Abbott Laboratories	47,140	$2,205,209
Johnson & Johnson	54,040	3,191,602
Pfizer, Inc.	44,322	632,032
Teva Pharmaceutical Industries Ltd., ADR	14,460	751,775

		$6,780,618

Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	2,590	$113,572
Teck Resources Ltd., “B”	12,900	381,468

		$495,040

Printing & Publishing – 0.7%
Moody’s Corp.	18,420	$366,926
MSCI, Inc., “A” (a)	19,100	523,340

		$890,266

Railroad & Shipping – 1.1%
Aegean Marine Petroleum Network, Inc.	20,600	$411,588
Canadian National Railway Co.	9,290	533,060
Union Pacific Corp.	6,840	475,448

		$1,420,096

Real Estate – 2.2%
Annaly Mortgage Management, Inc., REIT	44,610	$765,061
Entertainment Property Trust, REIT	33,050	1,258,213
Kilroy Realty Corp., REIT	14,480	430,490
Mack-Cali Realty Corp., REIT	11,850	352,301

		$2,806,065

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 0.7%
McDonald’s Corp.	13,680	$901,102

Specialty Chemicals – 1.2%
Praxair, Inc.	19,200	$1,459,008

Specialty Stores – 2.8%
Abercrombie & Fitch Co., “A”	11,820	$362,756
Amazon.com, Inc. (a)	7,110	776,839
Dick’s Sporting Goods, Inc. (a)	9,700	241,433
Home Depot, Inc.	38,970	1,093,888
Limited Brands, Inc.	24,650	544,026
Staples, Inc.	25,460	485,013

		$3,503,955

Telecommunications – Wireless – 0.3%
Cellcom Israel Ltd.	9,700	$242,500
Sprint Nextel Corp. (a)	33,890	143,694

		$386,194

Telephone Services – 2.8%
American Tower Corp., “A” (a)	17,300	$769,850
AT&T, Inc.	77,880	1,883,917
Qwest Communications International, Inc.	163,700	859,425

		$3,513,192

Tobacco – 2.1%
Philip Morris International, Inc.	40,420	$1,852,853
Reynolds American, Inc.	16,700	870,404

		$2,723,257

Trucking – 1.1%
Expeditors International of Washington, Inc.	24,520	$846,185
Werner Enterprises, Inc.	23,360	511,350

		$1,357,535

Utilities – Electric Power – 3.3%
American Electric Power Co., Inc.	22,600	$729,980
Calpine Corp. (a)	17,990	228,833
CenterPoint Energy, Inc.	18,720	246,355
CMS Energy Corp.	37,900	555,235
Dominion Resources, Inc.	11,090	429,627
PG&E Corp.	17,000	698,700
PPL Corp.	13,030	325,099
Public Service Enterprise Group, Inc.	10,300	322,699
Wisconsin Energy Corp.	12,390	628,669

		$4,165,197

Total Common Stocks (Identified Cost, $134,233,256)		$124,896,910

CONVERTIBLE PREFERRED STOCKS – 0.5%
Other Banks & Diversified Financials – 0.3%
Citigroup, Inc., 7.5%	3,500	$395,500

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	5,610	$291,750

Total Convertible Preferred Stocks (Identified Cost, $727,101)		$687,250

7

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	1,177,996	$1,177,996

Total Investments (Identified Cost, $136,138,353)		$126,762,156

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(39,650)

Net Assets – 100.0%		$126,722,506

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $162,845. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$178,031
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $134,960,357)	$125,584,160
Underlying funds, at cost and value	1,177,996
Total investments, at value (identified cost, $136,138,353)	$126,762,156
Cash	2,006
Restricted cash	5
Receivables for
Investments sold	3,552,890
Fund shares sold	18,432
Interest and dividends	159,307
Receivable from investment adviser	4,957
Other assets	2,772
Total assets		$130,502,525
Liabilities
Payables for
Investments purchased	$3,615,718
Fund shares reacquired	110,368
Payable to affiliates
Investment adviser	5,348
Distribution and/or service fees	427
Administrative services fee	257
Payable for Trustees’ compensation	2,859
Accrued expenses and other liabilities	45,042
Total liabilities		$3,780,019
Net assets		$126,722,506
Net assets consist of
Paid-in capital	$178,510,831
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,376,289)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(43,003,559)
Undistributed net investment income	591,523
Net assets		$126,722,506
Shares of beneficial interest outstanding		11,170,785

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$96,345,223	8,480,439	$11.36
Service Class	30,377,283	2,690,346	11.29

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$1,232,207
Interest	4,575
Dividends from underlying funds	714
Foreign taxes withheld	(2,417)
Total investment income		$1,235,079
Expenses
Management fee	$523,764
Distribution and/or service fees	41,232
Administrative services fee	25,774
Trustees’ compensation	9,655
Custodian fee	15,970
Shareholder communications	7,291
Auditing fees	22,883
Legal fees	3,720
Dividend and interest expense on securities sold short	6,056
Miscellaneous	8,983
Total expenses		$665,328
Reduction of expenses by investment adviser	(23,453)
Net expenses		$641,875
Net investment income		$593,204
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$5,165,525
Securities sold short	91,913
Foreign currency transactions	(92)
Net realized gain (loss) on investments and foreign currency transactions		$5,257,346
Change in unrealized appreciation (depreciation)
Investments	$(14,427,714)
Translation of assets and liabilities in foreign currencies	(106)
Net unrealized gain (loss) on investments and foreign currency translation		$(14,427,820)
Net realized and unrealized gain (loss) on investments and foreign currency		$(9,170,474)
Change in net assets from operations		$(8,577,270)

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$593,204	$1,515,124
Net realized gain (loss) on investments and foreign currency transactions	5,257,346	(15,548,923)
Net unrealized gain (loss) on investments and foreign currency translation	(14,427,820)	49,751,919
Change in net assets from operations	$(8,577,270)	$35,718,120
Distributions declared to shareholders
From net investment income	$(1,519,015)	$(2,144,224)
Change in net assets from fund share transactions	$(6,086,986)	$(10,000,204)
Total change in net assets	$(16,183,271)	$23,573,692
Net assets
At beginning of period	142,905,777	119,332,085
At end of period (including undistributed net investment income of $591,523 and $1,517,334, respectively)	$126,722,506	$142,905,777

See Notes to Financial Statements

11

MFS Core Equity Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.27		$9.43	$16.52		$17.13	$15.15	$14.32
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13	$0.16		$0.11	$0.08	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		2.89	(6.11)		1.41	1.99	0.84
Total from investment operations	$(0.77)		$3.02	$(5.95)		$1.52	$2.07	$0.93
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.18)	$(0.09)		$(0.09)	$(0.09)	$(0.10)
From net realized gain on investments	—		—	(1.05)		(2.04)	—	—
Total distributions declared to shareholders	$(0.14)		$(0.18)	$(1.14)		$(2.13)	$(0.09)	$(0.10)
Net asset value, end of period	$11.36		$12.27	$9.43		$16.52	$17.13	$15.15
Total return (%) (k)(r)(s)	(6.43	)(n)	32.74	(38.63	)(x)	8.71	13.74	6.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89	0.88		0.86	0.91	0.90
Expenses after expense reductions (f)	0.86	(a)	0.85	0.85		N/A	0.91	N/A
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.85	(a)	0.85	N/A		N/A	N/A	N/A
Net investment income	0.91	(a)	1.28	1.22		0.65	0.53	0.64
Portfolio turnover	35		91	109		156	122	92
Net assets at end of period (000 omitted)	$96,345		$109,322	$97,648		$212,063	$80,024	$80,710

See Notes to Financial Statements

12

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.19		$9.36	$16.42		$17.05	$15.09	$14.25
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	$0.13		$0.07	$0.04	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)		2.88	(6.08)		1.39	1.98	0.84
Total from investment operations	$(0.78)		$2.98	$(5.95)		$1.46	$2.02	$0.90
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.15)	$(0.06)		$(0.05)	$(0.06)	$(0.06)
From net realized gain on investments	—		—	(1.05)		(2.04)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.15)	$(1.11)		$(2.09)	$(0.06)	$(0.06)
Net asset value, end of period	$11.29		$12.19	$9.36		$16.42	$17.05	$15.09
Total return (%) (k)(r)(s)	(6.56	)(n)	32.44	(38.79	)(x)	8.40	13.44	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.14	1.13		1.11	1.16	1.15
Expenses after expense reductions (f)	1.11	(a)	1.10	1.10		N/A	1.16	N/A
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.10	(a)	1.10	N/A		N/A	N/A	N/A
Net investment income	0.66	(a)	1.02	1.00		0.41	0.29	0.39
Portfolio turnover	35		91	109		156	122	92
Net assets at end of period (000 omitted)	$30,377		$33,583	$21,684		$34,932	$12,675	$9,990

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the total return for the year ended December 31, 2008 would have been lower by approximately 1.32%.

See Notes to Financial Statements

13

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$119,646,626	$1,226,878	$—	$120,873,504
Canada	1,898,632	—	—	1,898,632
Israel	1,391,919	—	—	1,391,919
Netherlands	615,135	—	—	615,135
Greece	411,588	—	—	411,588
Panama	215,351	—	—	215,351
United Kingdom	—	—	178,031	178,031
Mutual Funds	1,177,996	—	—	1,177,996
Total Investments	$125,357,247	$1,226,878	$178,031	$126,762,156

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$152,762
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	25,269
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 6/30/10	$178,031

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at June 30, 2010 is $25,269.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2010, this expense amounted to $6,056. The fund

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$2,144,224

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$136,475,821
Gross appreciation	6,679,200
Gross depreciation	(16,392,865)
Net unrealized appreciation (depreciation)	$(9,713,665)

As of 12/31/09
Undistributed ordinary income	1,517,334
Capital loss carryforwards	(47,925,833)
Other temporary differences	(21,346)
Net unrealized appreciation (depreciation)	4,737,805

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(31,554,907)
12/31/17	(16,370,926)
$(47,925,833)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,210,524	$1,773,261
Service Class	308,491	370,963
Total	$1,519,015	$2,144,224

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified or rescinded by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2011. For the six months ended June 30, 2010, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $23,453 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0370% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,204 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $47,909,297 and $56,274,598, respectively.

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	61,921	$727,944	49,334	$520,084
Service Class	220,243	2,729,199	828,177	8,475,311
	282,164	$3,457,143	877,511	$8,995,395
Shares issued to shareholders in reinvestment of distributions
Initial Class	91,292	$1,210,524	195,078	$1,773,261
Service Class	23,406	308,491	41,036	370,963
	114,698	$1,519,015	236,114	$2,144,224
Shares reacquired
Initial Class	(581,738)	$(7,238,481)	(1,687,964)	$(16,790,054)
Service Class	(308,502)	(3,824,663)	(429,882)	(4,349,769)
	(890,240)	$(11,063,144)	(2,117,846)	$(21,139,823)
Net change
Initial Class	(428,525)	$(5,300,013)	(1,443,552)	$(14,496,709)
Service Class	(64,853)	(786,973)	439,331	4,496,505
	(493,378)	$(6,086,986)	(1,004,221)	$(10,000,204)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $875 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	990,356	10,989,145	(10,801,505)	1,177,996

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$714	$1,177,996

19

MFS Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT II’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

MFS INVESTMENT MANAGEMENT

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	34.2%
High Yield Corporates	30.9%
Non-U.S. Government Bonds	15.0%
Emerging Markets Bonds	6.1%
Commercial Mortgage-Backed Securities	3.6%
U.S. Government Agencies	1.4%
Floating Rate Loans	0.8%
Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.6%
Collateralized Debt Obligations	0.3%
U.S. Treasury Securities	0.3%

Composition including fixed income credit quality (a)(i)
AAA	9.6%
AA	12.0%
A	13.8%
BBB	23.1%
BB	12.2%
B	14.6%
CCC	6.5%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
Cash & Other (NR)	6.4%
U.S. Agency (NR)	1.2%
Non-Fixed Income (NR)	0.5%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	7.1 yrs.

Issuer country weightings (i)
United States	66.0%
Japan	4.9%
France	3.3%
Italy	3.0%
Germany	2.7%
Canada	2.6%
Netherlands	2.6%
United Kingdom	2.2%
Australia	1.1%
Other Countries	11.6%

(a)	The rating categories (e.g., AAA) include: (1) debt securities and fixed income structured products which have long-term public ratings; and (2) credit default swaps for which the underlying security has a long-term public rating. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.90%	$1,000.00	$1,040.10	$4.55
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,038.76	$5.81
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 91.2%
Aerospace – 0.6%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$47,250
Bombardier, Inc., 7.5%, 2018 (n)	85,000	87,550
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	75,000	60,094
Oshkosh Corp., 8.25%, 2017	20,000	20,800
Oshkosh Corp., 8.5%, 2020	30,000	31,200
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	60,000	58,800

		$305,694

Airlines – 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$36,350	$29,807
Continental Airlines, Inc., 7.339%, 2014	111,519	106,753
Delta Air Lines, Inc., 7.711%, 2011	25,000	24,750

		$161,310

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$50,000	$50,688
Phillips-Van Heusen Corp., 7.375%, 2020	30,000	30,263

		$80,951

Asset-Backed & Securitized – 4.5%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$10,000
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045 (z)	200,000	12,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	193,279	79,592
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	74,893	74,893
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	100,148	105,992
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	153,903	123,122
Crest Ltd., CDO, 7%, 2040	270,000	13,500
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	191,504	197,827
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	258,533	264,381
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	94,375
Falcon Franchise Loan LLC, FRN, 3.398%, 2023 (i)(z)	375,773	18,300
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	548,051	44,447
First Union-Lehman Brothers Bank of America, FRN, 0.578%, 2035 (i)	2,314,168	43,481
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	87,940	92,240
GMAC LLC, FRN, 6.02%, 2033 (z)	350,000	341,518
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	156,311
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039 (i)(z)	2,251,883	68,682
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013 (z)	411,000	377,221
Salomon Brothers Mortgage Securities, Inc., FRN, 6.948%, 2032 (z)	210,129	222,345

		$2,340,727

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 1.2%
Allison Transmission, Inc., 11%, 2015 (n)	$75,000	$78,563
Ford Motor Credit Co. LLC, 12%, 2015	330,000	382,008
General Motors Corp., 7.125%, 2013 (d)	50,000	14,875
Goodyear Tire & Rubber Co., 10.5%, 2016	75,000	81,563
Johnson Controls, Inc., 5.25%, 2011	60,000	60,950

		$617,959

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$55,000	$55,688

Broadcasting – 2.1%
Allbritton Communications Co., 8%, 2018 (n)	$25,000	$24,750
CBS Corp., 5.75%, 2020	40,000	42,933
Gray Television, Inc., 10.5%, 2015 (n)	20,000	19,400
Intelsat Jackson Holdings Ltd., 9.5%, 2016	145,000	152,250
Lamar Media Corp., “C”, 6.625%, 2015	70,000	66,325
LBI Media, Inc., 8.5%, 2017 (z)	55,000	47,163
LIN TV Corp., 6.5%, 2013	40,000	39,000
Local TV Finance LLC, 10%, 2015 (p)(z)	82,215	67,759
Newport Television LLC, 13%, 2017 (n)(p)	85,222	67,121
News America, Inc., 6.4%, 2035	220,000	239,434
News America, Inc., 6.9%, 2039	47,000	53,939
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	89,551	79,488
Nexstar Broadcasting Group, Inc., 7%, 2014	30,000	26,700
Salem Communications Corp., 9.625%, 2016	14,000	14,420
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	25,250
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	29,550
Univision Communications, Inc., 12%, 2014 (n)	25,000	26,813
Univision Communications, Inc., 9.75%, 2015 (n)(p)	85,624	68,510

		$1,090,805

Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 7.875%, 2015	$40,000	$35,800
E*TRADE Financial Corp., 12.5%, 2017	15,000	15,938
Janus Capital Group, Inc., 6.95%, 2017	70,000	70,271
Nuveen Investments, Inc., 10.5%, 2015	50,000	43,500
TD AMERITRADE Holding Corp., 5.6%, 2019	310,000	326,580

		$492,089

Building – 1.7%
Associated Materials, Inc., 11.25%, 2014	$50,000	$51,000
Building Materials Holding Corp., 7%, 2020 (n)	20,000	19,800
CEMEX Finance LLC, 9.5%, 2016 (n)	188,000	181,420
CRH PLC, 8.125%, 2018	120,000	144,714
Lafarge S.A., 6.15%, 2011	330,000	338,194
Masco Corp., 7.125%, 2020	20,000	19,420
Nortek, Inc., 11%, 2013	105,288	109,763
Ply Gem Industries, Inc., 11.75%, 2013	35,000	36,575

		$900,886

Business Services – 0.5%
First Data Corp., 9.875%, 2015	$120,000	$91,200
Iron Mountain, Inc., 6.625%, 2016	60,000	58,950

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Business Services – continued
Iron Mountain, Inc., 8.375%, 2021	$25,000	$25,500
SunGard Data Systems, Inc., 10.25%, 2015	91,000	93,958

		$269,608

Cable TV – 2.0%
Cablevision Systems Corp., 8.625%, 2017 (n)	$35,000	$35,700
CCH II LLC, 13.5%, 2016	15,000	17,475
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	10,000	10,050
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	10,000	10,225
Charter Communications, Inc., 10.875%, 2014 (n)	25,000	27,750
CSC Holdings LLC, 8.5%, 2014	80,000	83,400
DIRECTV Holdings LLC, 5.875%, 2019	70,000	76,467
Echostar Corp., 7.125%, 2016	25,000	25,063
Insight Communications Co., Inc., 9.375%, 2018 (z)	30,000	30,000
Mediacom LLC, 9.125%, 2019	55,000	53,075
TCI Communications, Inc., 9.8%, 2012	245,000	274,094
Time Warner Cable, Inc., 8.25%, 2019	190,000	233,662
Videotron LTEE, 6.875%, 2014	35,000	35,175
Virgin Media Finance PLC, 9.125%, 2016	100,000	103,500

		$1,015,636

Chemicals – 2.0%
Ashland, Inc., 9.125%, 2017	$95,000	$104,025
Dow Chemical Co., 8.55%, 2019	260,000	318,269
Hexion Specialty Chemicals, Inc., 9.75%, 2014	45,000	42,525
Hexion U.S. Finance Corp., 8.875%, 2018	55,000	49,638
Lumena Resources Corp., 12%, 2014 (n)	127,000	109,220
Lyondell Chemical Co., 11%, 2018	38,356	41,137
Momentive Performance Materials, Inc., 12.5%, 2014	65,000	70,850
Momentive Performance Materials, Inc., 11.5%, 2016	41,000	36,183
Nalco Finance Holdings, Inc., 9%, 2014	115,000	116,725
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	101,176
Solutia, Inc., 7.875%, 2020	55,000	54,863

		$1,044,611

Computer Software – Systems – 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$45,000	$46,125

Construction – 0.5%
Lennar Corp., 5.125%, 2010	$270,000	$270,000

Consumer Products – 0.8%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,425
ACCO Brands Corp., 7.625%, 2015	25,000	23,000
Central Garden & Pet Co., 8.25%, 2018	40,000	39,650
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	30,000	31,050
Hasbro, Inc., 6.125%, 2014	40,000	42,580
Jarden Corp., 7.5%, 2017	65,000	63,700
Libbey Glass, Inc., 10%, 2015 (n)	45,000	46,575

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – continued
Visant Holding Corp., 8.75%, 2013	$40,000	$40,400
Whirlpool Corp., 8%, 2012	91,000	99,551

		$391,931

Consumer Services – 0.9%
KAR Holdings, Inc., 10%, 2015	$30,000	$30,600
KAR Holdings, Inc., FRN, 4.344%, 2014	35,000	32,025
Service Corp. International, 7%, 2017	135,000	132,975
Ticketmaster Entertainment, Inc., 10.75%, 2016	40,000	43,100
Western Union Co., 5.4%, 2011	230,000	242,440

		$481,140

Containers – 0.4%
Graham Packaging Holdings Co., 9.875%, 2014	$100,000	$102,250
Greif, Inc., 6.75%, 2017	125,000	122,656

		$224,906

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$227,358
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	68,411
ManTech International Corp., 7.25%, 2018 (n)	35,000	35,350

		$331,119

Electronics – 0.3%
Freescale Semiconductor, Inc., 8.875%, 2014	$25,000	$22,813
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	25,000	25,500
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	35,000	34,563
Jabil Circuit, Inc., 7.75%, 2016	50,000	52,250

		$135,126

Emerging Market Quasi-Sovereign – 1.6%
IIRSA Norte Finance Ltd., 8.75%, 2024	$132,677	$146,608
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	100,000	122,380
Majapahit Holding B.V., 7.75%, 2020 (n)	112,000	122,640
Petrobras International Finance Co., 7.875%, 2019	117,000	133,866
Petroleos Mexicanos, 6%, 2020 (n)	51,000	53,550
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	268,875

		$847,919

Emerging Market Sovereign – 0.6%
Republic of Argentina, FRN, 0.389%, 2012	$113,588	$104,317
Republic of Philippines, 6.375%, 2034	100,000	100,120
Republic of South Africa, 5.5%, 2020	113,000	116,814
United Mexican States, 5.95%, 2019	6,000	6,660

		$327,911

Energy – Independent – 2.6%
Anadarko Petroleum Corp., 5.95%, 2016	$35,000	$30,124
Chaparral Energy, Inc., 8.875%, 2017	70,000	64,400
Chesapeake Energy Corp., 6.375%, 2015	60,000	61,950
EnCana Corp., 6.5%, 2019	100,000	114,921
Hilcorp Energy I LP, 9%, 2016 (n)	85,000	87,125

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Newfield Exploration Co., 6.625%, 2014	$60,000	$60,375
Newfield Exploration Co., 6.625%, 2016	25,000	25,125
OPTI Canada, Inc., 8.25%, 2014	70,000	60,900
Penn Virginia Corp., 10.375%, 2016	70,000	74,550
Petrohawk Energy Corp., 10.5%, 2014	30,000	32,250
Pioneer Natural Resources Co., 6.875%, 2018	55,000	55,230
Pioneer Natural Resources Co., 7.5%, 2020	50,000	51,530
Plains Exploration & Production Co., 7%, 2017	110,000	105,050
Questar Market Resources, Inc., 6.8%, 2020	122,000	126,795
Quicksilver Resources, Inc., 8.25%, 2015	55,000	54,313
Quicksilver Resources, Inc., 9.125%, 2019	15,000	15,225
Range Resources Corp., 8%, 2019	45,000	46,969
SandRidge Energy, Inc., 8%, 2018 (n)	65,000	61,588
Southwestern Energy Co., 7.5%, 2018	55,000	58,438
Talisman Energy, Inc., 7.75%, 2019	20,000	24,554
Williams Cos., Inc., FRN, 2.533%, 2010 (n)	120,000	119,977

		$1,331,389

Energy – Integrated – 0.8%
Cenovus Energy, Inc., 4.5%, 2014	$60,000	$64,091
Hess Corp., 8.125%, 2019	60,000	74,793
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	100,000	108,000
Petro-Canada, 5%, 2014	170,000	183,391

		$430,275

Entertainment – 0.4%
AMC Entertainment, Inc., 11%, 2016	$65,000	$68,250
AMC Entertainment, Inc., 8.75%, 2019	55,000	55,275
Cinemark USA, Inc., 8.625%, 2019	75,000	75,375

		$198,900

Financial Institutions – 2.2%
CIT Group, Inc., 7%, 2014	$65,000	$61,263
CIT Group, Inc., 7%, 2017	155,000	139,500
General Electric Capital Corp., 6%, 2019	50,000	54,129
General Electric Capital Corp., 5.5%, 2020	110,000	116,243
General Electric Capital Corp., FRN, 0.474%, 2012	170,000	165,633
GMAC, Inc., 6.75%, 2014	110,000	106,425
GMAC, Inc., 8%, 2031	116,000	107,010
International Lease Finance Corp., 5.625%, 2013	90,000	81,225
International Lease Finance Corp., 8.75%, 2017 (n)	80,000	75,800
Nationstar Mortgage LLC, 10.875%, 2015 (z)	25,000	19,625
ORIX Corp., 5.48%, 2011	200,000	206,938

		$1,133,791

Food & Beverages – 1.8%
Anheuser-Busch InBev, 7.75%, 2019 (n)	$220,000	$267,028
ARAMARK Corp., 8.5%, 2015	50,000	50,500
B&G Foods, Inc., 7.625%, 2018	35,000	35,175
Constellation Brands, Inc., 7.25%, 2016	25,000	25,219
Del Monte Foods Co., 6.75%, 2015	90,000	91,238
Kraft Foods, Inc., 6.125%, 2018	170,000	193,715
Pinnacle Foods Finance LLC, 9.25%, 2015	65,000	66,300

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Smithfield Foods, Inc., 7.75%, 2017	$30,000	$28,650
TreeHouse Foods, Inc., 7.75%, 2018	55,000	57,063
Tyson Foods, Inc., 7.85%, 2016	120,000	130,500

		$945,388

Forest & Paper Products – 1.0%
Boise, Inc., 8%, 2020 (n)	$45,000	$44,888
Buckeye Technologies, Inc., 8.5%, 2013	36,000	36,450
Cascades, Inc., 7.75%, 2017	35,000	34,825
Georgia-Pacific Corp., 7.125%, 2017 (n)	60,000	61,200
Georgia-Pacific Corp., 8%, 2024	80,000	84,800
Georgia-Pacific Corp., 7.25%, 2028	15,000	14,813
Graphic Packaging International Corp., 9.5%, 2013	40,000	40,700
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	107,500
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	101,000

		$526,176

Gaming & Lodging – 1.6%
Firekeepers Development Authority, 13.875%, 2015 (n)	$65,000	$75,075
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	95,000	356
Gaylord Entertainment Co., 6.75%, 2014	45,000	43,313
GWR Operating Partnership LLP, 10.875%, 2017 (n)	35,000	34,781
Harrah’s Operating Co., Inc., 11.25%, 2017	20,000	21,050
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,280
Harrah’s Operating Co., Inc., 10%, 2018	32,000	26,240
Host Hotels & Resorts, Inc., 6.75%, 2016	60,000	59,325
Host Hotels & Resorts, Inc., 9%, 2017	15,000	16,050
Marriott International, Inc., 5.625%, 2013	120,000	127,847
MGM Mirage, 10.375%, 2014	5,000	5,438
MGM Mirage, 7.5%, 2016	50,000	39,375
MGM Mirage, 11.125%, 2017	20,000	22,050
MGM Mirage, 11.375%, 2018 (n)	75,000	70,500
MGM Mirage, 9%, 2020 (n)	45,000	46,238
Penn National Gaming, Inc., 8.75%, 2019	50,000	51,375
Pinnacle Entertainment, Inc., 7.5%, 2015	45,000	42,188
Royal Caribbean Cruises Ltd., 7%, 2013	20,000	19,900
Royal Caribbean Cruises Ltd., 11.875%, 2015	35,000	40,250
Station Casinos, Inc., 6%, 2012 (d)	50,000	2,969
Station Casinos, Inc., 6.5%, 2014 (d)	150,000	1,125
Station Casinos, Inc., 6.875%, 2016 (d)	140,000	105
Wyndham Worldwide Corp., 6%, 2016	90,000	87,315

		$836,145

Industrial – 0.7%
Altra Holdings, Inc., 8.125%, 2016 (n)	$35,000	$34,694
Aquilex Corp., 11.125%, 2016 (n)	10,000	10,000
Baldor Electric Co., 8.625%, 2017	90,000	93,150
Great Lakes Dredge & Dock Corp., 7.75%, 2013	45,000	44,550
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	30,000	30,900

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Industrial – continued
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	$ 25,000	$24,250
Steelcase, Inc., 6.5%, 2011	117,000	119,410

		$356,954

Insurance – 2.9%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR 248,000	$272,940
American International Group, Inc., 8.175%, to 2038, FRN to 2058	$ 115,000	90,850
ING Groep N.V., 5.775% to 2015, FRN to 2049	290,000	204,450
Lincoln National Corp., 7%, 2040	100,000	105,325
Metropolitan Life Global Funding, 2.875%, 2012 (n)	160,000	163,801
Metropolitan Life Global Funding, 5.125%, 2014 (n)	80,000	86,906
Principal Financial Group, Inc., 8.875%, 2019	130,000	159,400
Prudential Financial, Inc., 6.2%, 2015	130,000	143,069
Prudential Financial, Inc., 5.375%, 2020	90,000	91,150
Unum Group, 7.125%, 2016	160,000	175,800

		$1,493,691

Insurance – Property & Casualty – 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014	$ 205,000	$212,677
AXIS Capital Holdings Ltd., 5.875%, 2020	50,000	47,911
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	80,000	86,400
PartnerRe Ltd., 5.5%, 2020	107,000	103,406
USI Holdings Corp., 9.75%, 2015 (z)	75,000	68,813

		$519,207

International Market Quasi-Sovereign – 2.6%
Bank of Ireland, 2.75%, 2012 (n)	$ 130,000	$127,976
Canada Housing Trust, 4.6%, 2011 (n)	CAD 120,000	117,244
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$ 230,000	267,630
ING Bank N.V., 3.9%, 2014 (n)	190,000	203,681
Irish Life & Permanent PLC, 3.6%, 2013 (n)	200,000	198,154
LeasePlan Corp. N.V., 3%, 2012 (n)	90,000	92,566
Swedbank AB, 2.8%, 2012 (n)	100,000	102,565
Vestjysk Bank A/S, FRN, 1.088%, 2013 (z)	130,000	129,813
Westpac Banking Corp., 3.45%, 2014 (n)	100,000	104,453

		$1,344,082

International Market Sovereign – 11.8%
Federal Republic of Germany, 3.75%, 2015	EUR 375,000	$505,934
Federal Republic of Germany, 4.25%, 2018	EUR 265,000	369,634
Federal Republic of Germany, 6.25%, 2030	EUR 139,000	243,402
Government of Canada, 4.5%, 2015	CAD 92,000	95,166
Government of Canada, 5.75%, 2033	CAD 17,000	21,084
Government of Japan, 1.5%, 2012	JPY 21,000,000	243,754

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Sovereign – continued
Government of Japan, 1.3%, 2014	JPY 45,000,000	530,848
Government of Japan, 1.7%, 2017	JPY 63,000,000	766,672
Government of Japan, 2.2%, 2027	JPY 20,000,000	243,078
Government of Japan, 2.4%, 2037	JPY 21,000,000	261,125
Kingdom of Belgium, 5.5%, 2017	EUR 124,000	176,357
Kingdom of the Netherlands, 3.75%, 2014	EUR 309,000	413,251
Kingdom of the Netherlands, 5.5%, 2028	EUR 38,000	60,370
Republic of Austria, 4.65%, 2018	EUR 85,000	116,950
Republic of France, 4.75%, 2012	EUR 138,000	183,332
Republic of France, 6%, 2025	EUR 116,000	184,189
Republic of France, 4.75%, 2035	EUR 158,000	226,529
Republic of Ireland, 4.6%, 2016	EUR 177,000	215,503
Republic of Italy, 4.75%, 2013	EUR 281,000	363,231
Republic of Italy, 5.25%, 2017	EUR 319,000	429,039
United Kingdom Treasury, 8%, 2015	GBP 144,000	277,959
United Kingdom Treasury, 8%, 2021	GBP 54,000	114,473
United Kingdom Treasury, 4.25%, 2036	GBP 75,000	113,369

		$6,155,249

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$ 160,000	$161,842
Province of Ontario, 5.45%, 2016	145,000	166,675

		$328,517

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)	$ 214,000	$231,685
Case Corp., 7.25%, 2016	25,000	25,063
Case New Holland, Inc., 7.125%, 2014	75,000	77,625
Case New Holland, Inc., 7.875%, 2017 (z)	40,000	40,300
Rental Service Corp., 9.5%, 2014	45,000	44,719

		$419,392

Major Banks – 5.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$ 460,000	$310,500
Bank of America Corp., 7.375%, 2014	65,000	72,849
Bank of America Corp., 8% to 2018, FRN to 2049	70,000	67,615
Barclays Bank PLC, 5.125%, 2020	130,000	129,312
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	108,000	88,560
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	87,000
Commonwealth Bank of Australia, 5%, 2019 (n)	140,000	145,326
Credit Suisse New York, 5.5%, 2014	130,000	142,134
Goldman Sachs Group, Inc., 6%, 2014	90,000	96,720
Goldman Sachs Group, Inc., 7.5%, 2019	153,000	171,020
JPMorgan Chase Capital XXVII, 7%, 2039	140,000	142,371
Macquarie Group Ltd., 6%, 2020 (n)	171,000	173,310
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	93,846
Morgan Stanley, 6%, 2014	100,000	105,959
Morgan Stanley, 7.3%, 2019	100,000	107,542
Morgan Stanley, 5.625%, 2019	100,000	96,741

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	$90,000	$67,500
Standard Chartered PLC, 3.85%, 2015 (n)	150,000	151,339
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	290,000	274,050
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	80,340

		$2,604,034

Medical & Health Technology & Services – 4.0%
Biomet, Inc., 10%, 2017	$5,000	$5,375
Biomet, Inc., 11.625%, 2017	85,000	92,013
Capella Healthcare, Inc., 9.25%, 2017 (z)	10,000	10,100
Cardinal Health, Inc., 5.8%, 2016	201,000	225,088
Community Health Systems, Inc., 8.875%, 2015	115,000	118,594
Cooper Cos., Inc., 7.125%, 2015	55,000	55,138
DaVita, Inc., 6.625%, 2013	26,000	26,033
DaVita, Inc., 7.25%, 2015	119,000	119,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	37,931
HCA, Inc., 9.25%, 2016	255,000	270,300
HCA, Inc., 8.5%, 2019	40,000	42,400
HealthSouth Corp., 8.125%, 2020	80,000	78,600
Hospira, Inc., 5.55%, 2012	110,000	117,123
Hospira, Inc., 6.05%, 2017	100,000	112,588
McKesson Corp., 5.7%, 2017	90,000	101,766
Owens & Minor, Inc., 6.35%, 2016	170,000	171,204
Psychiatric Solutions, Inc., 7.75%, 2015	45,000	46,125
Psychiatric Solutions, Inc., 7.75%, 2015	10,000	10,250
Tenet Healthcare Corp., 9.25%, 2015	85,000	87,763
U.S. Oncology, Inc., 10.75%, 2014	65,000	66,625
United Surgical Partners International, Inc., 8.875%, 2017	15,000	14,963
United Surgical Partners International, Inc., 9.25%, 2017 (p)	25,000	25,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	85,000	83,725
Universal Hospital Services, Inc., FRN, 4.133%, 2015	20,000	16,800
Vanguard Health Systems, Inc., 8%, 2018	60,000	57,600
VWR Funding, Inc., 10.25%, 2015 (p)	84,500	85,345

		$2,077,449

Metals & Mining – 1.2%
Arch Western Finance LLC, 6.75%, 2013	$55,000	$55,138
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	45,000	44,550
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	45,000	44,775
CONSOL Energy, Inc., 8%, 2017 (n)	35,000	36,138
CONSOL Energy, Inc., 8.25%, 2020 (n)	20,000	20,850
FMG Finance Ltd., 10.625%, 2016 (n)	60,000	66,000
Peabody Energy Corp., “B”, 6.875%, 2013	100,000	100,750
Rio Tinto Finance USA Ltd., 5.875%, 2013	40,000	43,826
Southern Copper Corp., 6.75%, 2040	104,000	102,802
Teck Resources Ltd., 10.25%, 2016	15,000	17,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Teck Resources Ltd., 10.75%, 2019	$30,000	$36,759
U.S. Steel Corp., 7.375%, 2020	35,000	34,606

		$603,894

Mortgage-Backed – 0.6%
Fannie Mae, 6.5%, 2032 (f)	$142,241	$158,807
Freddie Mac, 4.224%, 2020	146,497	151,786

		$310,593

Natural Gas – Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$85,000	$84,575
Ferrellgas Partners LP, 8.625%, 2020	55,000	55,000
Inergy LP, 6.875%, 2014	65,000	64,025

		$203,600

Natural Gas – Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$30,000	$27,600
Atlas Pipeline Partners LP, 8.75%, 2018	65,000	60,450
CenterPoint Energy, Inc., 7.875%, 2013	228,000	261,259
Crosstex Energy, Inc., 8.875%, 2018	50,000	49,938
El Paso Corp., 8.25%, 2016	55,000	57,613
El Paso Corp., 7%, 2017	75,000	74,578
El Paso Corp., 7.75%, 2032	25,000	24,706
Enterprise Products Partners LP, FRN, 8.375%, 2066	33,000	32,959
Kinder Morgan Finance Corp., 5.35%, 2011	262,000	263,310
MarkWest Energy Partners LP, 6.875%, 2014	45,000	43,200
Spectra Energy Capital LLC, 8%, 2019	164,000	197,252

		$1,092,865

Network & Telecom – 3.2%
AT&T, Inc., 5.8%, 2019	$150,000	$168,876
Axtel S.A.B. de C.V., 9%, 2019 (n)	147,000	130,830
CenturyTel, Inc., 7.6%, 2039	150,000	142,201
Cincinnati Bell, Inc., 8.25%, 2017	15,000	14,025
Cincinnati Bell, Inc., 8.75%, 2018	55,000	49,913
Citizens Communications Co., 9%, 2031	20,000	18,550
France Telecom, 4.375%, 2014	120,000	129,405
New Communications Holdings, Inc., 8.5%, 2020 (n)	55,000	55,138
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	118,163
Qwest Communications International, Inc., 8%, 2015 (n)	20,000	20,550
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	49,875
Qwest Corp., 7.5%, 2014	140,000	148,925
Telecom Italia Capital, 4.875%, 2010	60,000	60,444
Telefonica S.A., 5.877%, 2019	150,000	159,987
Verizon Communications, Inc., 8.75%, 2018	140,000	181,996
Verizon New England, Inc., 6.5%, 2011	80,000	84,488
Windstream Corp., 8.625%, 2016	110,000	110,825

		$1,644,191

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$55,000	$47,575
Basic Energy Services, Inc., 7.125%, 2016	20,000	16,600
Edgen Murray Corp., 12.25%, 2015 (n)	20,000	16,900
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	45,000	43,650
Pioneer Drilling Co., 9.875%, 2018 (n)	35,000	34,300
Smith International, Inc., 9.75%, 2019	160,000	217,778

		$376,803

Other Banks & Diversified Financials – 4.9%
Banco Votorantim S.A., 7.375%, 2020 (n)	$130,000	$132,925
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	203,000	201,900
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	119,000	117,364
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012 (z)	87,500	85,646
Capital One Financial Corp., 8.8%, 2019	250,000	312,103
Capital One Financial Corp., 10.25%, 2039	160,000	168,800
Citigroup, Inc., 6.375%, 2014	120,000	127,458
Citigroup, Inc., 5.5%, 2014	100,000	102,812
Citigroup, Inc., 8.5%, 2019	88,000	104,907
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	174,630
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	188,779
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	94,507
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	190,054
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	231,525
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	178,075
VTB Capital S.A., 6.465%, 2015 (n)	158,000	158,000

		$2,569,485

Pharmaceuticals – 0.7%
Pfizer, Inc., 6.2%, 2019	$230,000	$273,332
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	99,136

		$372,468

Pollution Control – 0.7%
Allied Waste North America, Inc., 7.125%, 2016	$205,000	$219,863
Republic Services, Inc., 5.25%, 2021 (n)	130,000	136,780

		$356,643

Printing & Publishing – 0.7%
American Media Operations, Inc., 9%, 2013 (p)(z)	$6,444	$4,087
American Media Operations, Inc., 14%, 2013 (p)(z)	70,646	45,700
McClatchy Co., 11.5%, 2017 (n)	25,000	25,375
Nielsen Finance LLC, 10%, 2014	95,000	97,138
Nielsen Finance LLC, 11.5%, 2016	40,000	43,700
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	134,000	127,635

		$343,635

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – 0.3%
Kansas City Southern Railway, 8%, 2015	$70,000	$72,100
Panama Canal Railway Co., 7%, 2026 (n)	95,100	76,080

		$148,180

Real Estate – 0.8%
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	$20,000	$20,050
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	40,108
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	255,286
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	122,260

		$437,704

Retailers – 2.7%
AutoZone, Inc., 6.5%, 2014	$230,000	$258,755
Couche-Tard, Inc., 7.5%, 2013	135,000	135,675
Dollar General Corp., 11.875%, 2017 (p)	28,000	31,815
Express Parent LLC, 8.75%, 2018 (n)	35,000	35,613
Limited Brands, Inc., 5.25%, 2014	59,000	58,558
Limited Brands, Inc., 6.9%, 2017	40,000	40,100
Limited Brands, Inc., 6.95%, 2033	20,000	17,575
Macy’s, Inc., 5.75%, 2014	45,000	45,225
Macy’s, Inc., 8.375%, 2015	200,000	220,500
Macy’s, Inc., 5.9%, 2016	65,000	65,163
Neiman Marcus Group, Inc., 10.375%, 2015	55,000	55,963
QVC, Inc., 7.375%, 2020 (n)	40,000	38,900
Sally Beauty Holdings, Inc., 10.5%, 2016	110,000	117,700
Staples, Inc., 9.75%, 2014	140,000	171,735
Toys “R” Us, Inc., 10.75%, 2017 (n)	50,000	54,625
Toys “R” Us, Inc., 8.5%, 2017 (n)	30,000	30,750

		$1,378,652

Specialty Stores – 0.2%
Michaels Stores, Inc., 11.375%, 2016	$20,000	$20,800
Payless ShoeSource, Inc., 8.25%, 2013	76,000	76,760

		$97,560

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$167,407

Supranational – 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$315,580

Telecommunications – Wireless – 2.1%
American Tower Corp., 4.625%, 2015	$80,000	$83,219
Clearwire Corp., 12%, 2015 (n)	50,000	49,563
Cricket Communications, Inc., 7.75%, 2016	35,000	35,700
Crown Castle International Corp., 9%, 2015	35,000	37,013
Crown Castle International Corp., 7.75%, 2017 (n)	25,000	26,438
Crown Castle International Corp., 7.125%, 2019	85,000	83,088
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	172,316
Nextel Communications, Inc., 6.875%, 2013	40,000	38,750
NII Capital Corp., 8.875%, 2019	30,000	30,300
NII Holdings, Inc., 10%, 2016	50,000	52,625
Rogers Cable, Inc., 5.5%, 2014	164,000	181,088
SBA Communications Corp., 8.25%, 2019 (n)	20,000	21,050

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Sprint Capital Corp., 6.875%, 2028	$25,000	$20,750
Sprint Nextel Corp., 8.375%, 2017	105,000	105,000
Sprint Nextel Corp., 8.75%, 2032	30,000	28,650
Wind Acquisition Finance S.A., 12%, 2015 (n)	106,000	109,710

		$1,075,260

Telephone Services – 0.1%
Frontier Communications Corp., 8.125%, 2018	$60,000	$59,625

Tobacco – 1.3%
Alliance One International, Inc., 10%, 2016 (n)	$35,000	$35,613
Altria Group, Inc., 9.25%, 2019	210,000	262,102
Lorillard Tobacco Co., 8.125%, 2019	63,000	69,870
Lorillard Tobacco Co., 6.875%, 2020	70,000	71,108
Reynolds American, Inc., 6.75%, 2017	240,000	260,013

		$698,706

Transportation – Services – 0.8%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$10,000	$10,025
Commercial Barge Line Co., 12.5%, 2017	60,000	63,375
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	202,622
Hertz Corp., 8.875%, 2014	115,000	116,438

		$392,460

U.S. Government Agencies and Equivalents – 1.4%
Small Business Administration, 4.34%, 2024	$232,361	$244,171
Small Business Administration, 4.77%, 2024	185,159	196,872
Small Business Administration, 4.625%, 2025	140,159	148,762
Small Business Administration, 5.11%, 2025	130,824	141,041

		$730,846

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds, 4.5%, 2036	$12,000	$13,256

Utilities – Electric Power – 3.7%
AES Corp., 8%, 2017	$105,000	$106,050
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	148,891
Calpine Corp., 8%, 2016 (n)	55,000	56,238
Colbun S.A., 6%, 2020 (n)	115,000	120,063
Duke Energy Corp., 3.35%, 2015	150,000	152,996
Dynegy Holdings, Inc., 7.5%, 2015 (n)	35,000	27,519
Dynegy Holdings, Inc., 7.5%, 2015	70,000	55,388
Dynegy Holdings, Inc., 7.75%, 2019	40,000	27,650
Edison Mission Energy, 7%, 2017	125,000	80,000
EDP Finance B.V., 6%, 2018 (n)	200,000	196,973
Enel Finance International S.A., 5.125%, 2019 (n)	287,000	288,279
Energy Future Holdings Corp., 10.875%, 2017	20,000	14,800
Energy Future Holdings Corp., 10%, 2020 (n)	50,000	49,750
Exelon Generation Co. LLC, 5.2%, 2019	70,000	74,465
Exelon Generation Co. LLC, 6.25%, 2039	130,000	138,865
FirstEnergy Corp., 6.45%, 2011	9,000	9,506
Mirant North America LLC, 7.375%, 2013	110,000	112,475
NRG Energy, Inc., 7.375%, 2016	60,000	59,700
Pacific Gas & Electric Co., 4.2%, 2011	125,000	127,559

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Texas Competitive Electric Holdings LLC, 10.25%, 2015	$140,000	$92,400

		$1,939,567

Total Bonds (Identified Cost, $47,174,815)		$47,461,760

FLOATING RATE LOANS (g)(r) – 0.8%
Automotive – 0.3%
Accuride Corp., Term Loan, 9.75%, 2013	$10,170	$10,119
Allison Transmission, Inc., Term Loan B, 3.09%, 2014	82,479	75,030
Ford Motor Co., Term Loan B, 3.33%, 2013	61,087	57,651

		$142,800

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$23,474	$21,909
New Young Broadcasting Holding Co., Inc., Term Loan, 2015 (o)	20,853	20,721

		$42,630

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.39%, 2013	$6,675	$5,633
Realogy Corp., Term Loan, 3.29%, 2013	24,791	20,924

		$26,557

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$9,469	$9,199

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$74,178	$2,596

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$78,518	$46,354

Utilities – Electric Power – 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$113,917	$83,943
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.85%, 2014	67,742	49,886

		$133,829

Total Floating Rate Loans (Identified Cost, $483,645)		$403,965

CONVERTIBLE BONDS – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020	$10,182	$26,122

Oil Services – 0.0%
Transocean, Inc., 1.5%, 2037	$20,000	$16,550

Total Convertible Bonds (Identified Cost, $26,838)		$42,672

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 0.3%
Automotive – 0.0%
Accuride Corp. (a)	7,127	$9,051

Broadcasting – 0.1%
Dex One Corp. (a)	754	$14,326
New Young Broadcasting Holding Co., Inc. (a)	9	18,561
Supermedia, Inc. (a)	47	860

		$33,747

Chemicals – 0.1%
LyondellBasell Industries N.V., “A” (a)	2,653	$42,846
LyondellBasell Industries N.V., “B” (a)	2,603	42,038

		$84,884

Construction – 0.1%
Nortek, Inc. (a)	944	$39,648

Printing & Publishing – 0.0%
American Media, Inc. (a)	1,130	$6,914
World Color Press, Inc. (a)	379	4,226

		$11,140

Total Common Stocks (Identified Cost, $255,956)		$178,470

PREFERRED STOCKS – 0.0%
Other Banks & Diversified Financials – 0.0%
Ally Financial, Inc., 7% (Identified Cost, $17,710)(z)	23	$17,877

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	25	$50,342
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	13.00	8/26/09	214	321
World Color Press, Inc. (1 share for 1 warrant) (a)	16.30	8/26/09	192	159

Total Warrants (Identified Cost, $54,168)				$50,822

MONEY MARKET FUNDS (v) – 5.2%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	2,707,026	$2,707,026

Total Investments (Identified Cost, $50,720,158)		$50,862,592

OTHER ASSETS, LESS LIABILITIES – 2.3%		1,194,234

Net Assets – 100.0%		$52,056,826

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,663,795, representing 20.48% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045	9/21/04	$174,271	$ 12,500
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08	17,710	17,877
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	4,691	4,087
American Media Operations, Inc., 14%, 2013	1/29/09-4/15/10	45,729	45,700
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	9,726	10,025
Anthracite Ltd., CDO, 6%, 2037	5/14/02	179,291	10,000

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	$ 193,279	$ 79,592
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012	3/08/05	87,500	85,646
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	74,985	74,893
Capella Healthcare, Inc., 9.25%, 2017	6/21/10	9,874	10,100
Case New Holland, Inc., 7.875%, 2017	6/22/10	39,728	40,300
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	99,819	105,992
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10	114,704	123,122
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	255,133	264,381
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10	19,658	20,050
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	233,236	94,375
Falcon Franchise Loan LLC, FRN, 3.398%, 2023	1/18/02	19,086	18,300
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	54,947	44,447
GMAC LLC, FRN, 6.02%, 2033	11/17/00	329,566	341,518
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	30,000	30,000
LBI Media, Inc., 8.5%, 2017	7/18/07	54,284	47,163
Local TV Finance LLC, 10%, 2015	11/13/07-5/31/10	80,479	67,759
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039	7/20/04	55,153	68,682
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	24,330	19,625
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013	12/06/04	426,507	377,221
Salomon Brothers Mortgage Securities, Inc., FRN, 6.948%, 2032	1/07/05	219,732	222,345
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	75,598	68,813
Vestjysk Bank A/S, FRN, 1.088%, 2013	6/10/10	130,000	129,813
Total Restricted Securities			$2,434,326
% of Net Assets			4.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	260,734	8/06/10	$249,337	$244,874	$4,463
SELL	GBP	Barclays Bank PLC	167,283	7/12/10	255,225	249,935	5,290
SELL	GBP	Deutsche Bank AG	167,283	7/12/10	255,227	249,935	5,292
BUY	JPY	Barclays Bank PLC	3,639,000	7/12/10	41,074	41,165	91

							$15,136

Liability Derivatives
BUY	CNY	Barclays Bank PLC	590,000	10/18/10	$88,086	$87,172	$(914)
BUY	CNY	JPMorgan Chase Bank N.A.	1,176,000	10/18/10	175,235	173,753	(1,482)
SELL	EUR	UBS AG	1,353,814	9/15/10	1,631,102	1,656,176	(25,074)
SELL	JPY	JPMorgan Chase Bank N.A.	39,606,080	7/12/10	424,625	448,027	(23,402)
BUY	SEK	Credit Suisse Group	63,821	7/12/10	8,835	8,185	(650)

							$(51,522)

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	3	$367,641	September-2010	$6,758

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	1	$218,828	September-2010	$(941)

Swap Agreements at 6/30/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	270,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$800
9/20/14	USD	250,000	Goldman Sachs International (a)	1.00% (fixed rate)	(2)	3,883

						$4,683

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp, 5.95%, 3/01/13.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $485.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $48,013,132)	$48,155,566
Underlying funds, at cost and value	2,707,026
Total investments, at value (identified cost, $50,720,158)	$50,862,592
Cash	23,820
Receivables for
Forward foreign currency exchange contracts	15,136
Daily variation margin on open futures contracts	94
Investments sold	681,404
Fund shares sold	27,949
Interest	799,359
Swaps, at value (net unamortized premiums received, $485)	4,683
Receivable from investment adviser	4,986
Other assets	1,221
Total assets		$52,421,244
Liabilities
Payables for
Forward foreign currency exchange contracts	$51,522
Investments purchased	267,943
Fund shares reacquired	10,892
Payable to affiliates
Investment adviser	1,995
Distribution and/or service fees	155
Administrative services fee	114
Payable for Trustees’ compensation	1,033
Accrued expenses and other liabilities	30,764
Total liabilities		$364,418
Net assets		$52,056,826
Net assets consist of
Paid-in capital	$55,253,106
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	108,922
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,980,788)
Undistributed net investment income	675,586
Net assets		$52,056,826
Shares of beneficial interest outstanding		5,597,480

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$40,759,109	4,377,955	$9.31
Service Class	11,297,717	1,219,525	9.26

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$1,610,051
Dividends	1,841
Dividends from underlying funds	1,081
Total investment income		$1,612,973
Expenses
Management fee	$194,574
Distribution and/or service fees	14,246
Administrative services fee	10,519
Trustees’ compensation	3,509
Custodian fee	17,681
Shareholder communications	4,230
Auditing fees	29,960
Legal fees	3,819
Miscellaneous	6,441
Total expenses		$284,979
Fees paid indirectly	(20)
Reduction of expenses by investment adviser	(37,023)
Net expenses		$247,936
Net investment income		$1,365,037
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$301,743
Futures contracts	(15,495)
Swap transactions	392
Foreign currency transactions	502,962
Net realized gain (loss) on investments and foreign currency transactions		$789,602
Change in unrealized appreciation (depreciation)
Investments	$(55,375)
Futures contracts	53,746
Swap transactions	(1,707)
Translation of assets and liabilities in foreign currencies	(102,074)
Net unrealized gain (loss) on investments and foreign currency translation		$(105,410)
Net realized and unrealized gain (loss) on investments and foreign currency		$684,192
Change in net assets from operations		$2,049,229

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$1,365,037	$2,889,016
Net realized gain (loss) on investments and foreign currency transactions	789,602	(1,437,735)
Net unrealized gain (loss) on investments and foreign currency translation	(105,410)	9,820,196
Change in net assets from operations	$2,049,229	$11,271,477
Distributions declared to shareholders
From net investment income	$(2,808,031)	$(4,831,795)
Change in net assets from fund share transactions	$950,531	$3,074,206
Total change in net assets	$191,729	$9,513,888
Net assets
At beginning of period	51,865,097	42,351,209
At end of period (including undistributed net investment income of $675,586 and $2,118,580, respectively)	$52,056,826	$51,865,097

See Notes to Financial Statements

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$9.46		$8.36	$10.40	$10.61	$10.71	$11.42
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.55	$0.58	$0.60	$0.57	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		1.54	(1.82)	(0.23)	0.11	(0.39)
Total from investment operations	$0.38		$2.09	$(1.24)	$0.37	$0.68	$0.19
Less distributions declared to shareholders
From net investment income	$(0.53)		$(0.99)	$(0.80)	$(0.58)	$(0.66)	$(0.80)
From net realized gain on investments	—		—	—	—	(0.12)	(0.10)
Total distributions declared to shareholders	$(0.53)		$(0.99)	$(0.80)	$(0.58)	$(0.78)	$(0.90)
Net asset value, end of period	$9.31		$9.46	$8.36	$10.40	$10.61	$10.71
Total return (%) (k)(r)(s)	4.01	(n)	27.52	(12.94)	3.49	6.71	1.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.03	1.02	0.95	0.97	0.97
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.95	N/A
Net investment income	5.32	(a)	6.23	6.07	5.70	5.44	5.33
Portfolio turnover	23		63	38	49	64	66
Net assets at end of period (000 omitted)	$40,759		$40,221	$31,159	$49,582	$54,423	$59,707

See Notes to Financial Statements

MFS Strategic Income Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$9.40		$8.30	$10.33	$10.54	$10.64	$11.35
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.52	$0.55	$0.57	$0.54	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		1.54	(1.80)	(0.23)	0.11	(0.39)
Total from investment operations	$0.37		$2.06	$(1.25)	$0.34	$0.65	$0.16
Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.96)	$(0.78)	$(0.55)	$(0.63)	$(0.77)
From net realized gain on investments	—		—	—	—	(0.12)	(0.10)
Total distributions declared to shareholders	$(0.51)		$(0.96)	$(0.78)	$(0.55)	$(0.75)	$(0.87)
Net asset value, end of period	$9.26		$9.40	$8.30	$10.33	$10.54	$10.64
Total return (%) (k)(r)(s)	3.88	(n)	27.24	(13.21)	3.24	6.45	1.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.28	1.26	1.20	1.22	1.22
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.19	N/A
Net investment income	5.07	(a)	6.02	5.82	5.45	5.19	5.08
Portfolio turnover	23		63	38	49	64	66
Net assets at end of period (000 omitted)	$11,298		$11,644	$11,192	$19,232	$21,949	$22,643

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$113,827	$57,525	$75,817	$247,169
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	744,102	—	744,102
Non-U.S. Sovereign Debt	—	8,990,741	—	8,990,741
Corporate Bonds	—	26,852,120	—	26,852,120
Residential Mortgage-Backed Securities	—	310,593	—	310,593
Commercial Mortgage-Backed Securities	—	1,870,809	—	1,870,809
Asset-Backed Securities (including CDOs)	—	469,918	—	469,918
Foreign Bonds	—	8,266,149	—	8,266,149
Floating Rate Loans	—	383,244	20,721	403,965
Mutual Funds	2,707,026	—	—	2,707,026
Total Investments	$2,820,853	$47,945,201	$96,538	$50,862,592

Other Financial Instruments
Futures	$5,817	$—	$—	$5,817
Swaps	—	4,683	—	4,683
Forward Currency Contracts	—	(36,386)	—	(36,386)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Floating Rate Loans	Total
Balance as of 12/31/09	$3,242	$—	$3,242
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	7,031	1,010	8,041
Net purchases (sales)	65,544	19,711	85,255
Transfers in and/or out of Level 3	—	—	—
Balance as of 6/30/10	$75,817	$20,721	$96,538

The net change in unrealized (depreciation) from investments still held as Level 3 at June 30, 2010 is $8,041.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$6,758	$(941)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	15,136	(51,522)
Credit Contracts	Credit Default Swaps	4,683	—
Total		$26,577	$(52,463)

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate Contracts	$(15,495)	$—	$—
Foreign Exchange Contracts	—	—	516,385
Credit Contracts	—	392	—
Total	$(15,495)	$392	$516,385

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$53,746	$—	$—
Foreign Exchange Contracts	—	—	(93,699)
Credit Contracts	—	(1,707)	—
Total	$53,746	$(1,707)	$(93,699)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of June 30, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$4,831,795

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$51,040,167
Gross appreciation	2,544,162
Gross depreciation	(2,721,737)
Net unrealized appreciation (depreciation)	$(177,575)

As of 12/31/09
Undistributed ordinary income	2,806,711
Capital loss carryforwards	(4,420,342)
Other temporary differences	(687,179)
Net unrealized appreciation (depreciation)	(136,668)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(500,150)
12/31/15	(121,618)
12/31/16	(2,156,556)
12/31/17	(1,642,018)
$(4,420,342)

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$2,214,015	$3,605,134
Service Class	594,016	1,226,661
Total	$2,808,031	$4,831,795

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets. This written agreement will continue until modified or rescinded by the fund’s shareholders. This management fee reduction amounted to $12,969, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2011. For the six months ended June 30, 2010, this reduction amounted to $24,054 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0406% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $446 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$265,389
Investments (non-U.S. Government securities)	$11,448,924	$13,475,618

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	217,941	$2,065,984	615,780	$5,390,270
Service Class	74,103	698,052	159,835	1,350,527
	292,044	$2,764,036	775,615	$6,740,797
Shares issued to shareholders in reinvestment of distributions
Initial Class	237,301	$2,214,015	463,981	$3,605,134
Service Class	63,941	594,016	158,483	1,226,661
	301,242	$2,808,031	622,464	$4,831,795
Shares reacquired
Initial Class	(329,247)	$(3,135,221)	(556,450)	$(4,823,570)
Service Class	(156,838)	(1,486,315)	(428,155)	(3,674,816)
	(486,085)	$(4,621,536)	(984,605)	$(8,498,386)
Net change
Initial Class	125,995	$1,144,778	523,311	$4,171,834
Service Class	(18,794)	(194,247)	(109,837)	(1,097,628)
	107,201	$950,531	413,474	$3,074,206

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $324 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	751,282	8,790,363	(6,834,619)	2,707,026

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,081	$2,707,026

MFS Strategic Income Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

MFS INVESTMENT MANAGEMENT

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	69.9%
U.S. Treasury Securities	16.6%
Mortgage-Backed Securities	3.6%
U.S. Government Agencies	2.4%
Commercial Mortgage-Backed Securities	1.8%
High Grade Corporates	1.2%
Municipal Bonds	0.3%
Emerging Markets Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	52.3%
AA	38.4%
Cash & Other (NR)	4.2%
U.S. Agency (NR)	5.1%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	8.6 yrs.

Issuer country weightings (i)
United States	29.6%
Japan	24.2%
Germany	15.4%
Italy	9.5%
United Kingdom	4.8%
Netherlands	4.1%
France	2.8%
Finland	2.3%
Austria	2.2%
Other Countries	5.1%

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Governments Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.00%	$1,000.00	$996.68	$4.95
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$995.68	$6.19
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.6%
Foreign Bonds – 69.3%
Austria – 2.1%
Republic of Austria, 4.65%, 2018	EUR 507,000	$697,570

Belgium – 0.4%
Kingdom of Belgium, 5.5%, 2017	EUR 98,000	$139,379

Canada – 1.4%
Bayview Commercial Asset Trust, FRN, 1.004%, 2023 (z)	CAD 150,000	$108,821
Canada Housing Trust, 4.6%, 2011 (n)	CAD 280,000	273,569
Government of Canada, 5.75%, 2033	CAD 47,000	58,290

		$440,680

Finland – 2.2%
Republic of Finland, 3.875%, 2017	EUR 541,000	$729,875

France – 2.7%
Republic of France, 6%, 2025	EUR 353,000	$560,505
Republic of France, 4.75%, 2035	EUR 225,000	322,589

		$883,094

Germany – 15.0%
Federal Republic of Germany, 5%, 2011	EUR 140,000	$178,906
Federal Republic of Germany, 3.75%, 2013	EUR 943,000	1,252,099
Federal Republic of Germany, 3.75%, 2015	EUR 949,000	1,280,351
Federal Republic of Germany, 4.25%, 2018	EUR 892,000	1,244,200
Federal Republic of Germany, 6.25%, 2030	EUR 535,000	936,837

		$4,892,393

Indonesia – 0.2%
Republic of Indonesia, 0%, 2010	IDR 603,000,000	$66,053

Ireland – 2.0%
Irish Life & Permanent PLC, 3.6%, 2013 (n)	$ 200,000	$198,154
Republic of Ireland, 4.6%, 2016	EUR 378,000	460,226

		$658,380

Italy – 9.4%
Republic of Italy, 4.75%, 2013	EUR 1,212,000	$1,566,677
Republic of Italy, 5.25%, 2017	EUR 1,115,000	1,499,621

		$3,066,298

Japan – 24.1%
Government of Japan, 1.3%, 2014	JPY 29,000,000	$342,102
Government of Japan, 1.7%, 2017	JPY 369,450,000	4,495,983
Government of Japan, 2.1%, 2024	JPY 119,000,000	1,448,651
Government of Japan, 2.2%, 2027	JPY 94,000,000	1,142,468
Government of Japan, 2.4%, 2037	JPY 38,000,000	472,512

		$7,901,716

Issuer	Shares/Par	Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – 4.0%
Kingdom of the Netherlands, 3.75%, 2014	EUR 658,000	$879,997
Kingdom of the Netherlands, 5.5%, 2028	EUR 265,000	421,000

		$1,300,997

Norway – 0.5%
Eksportfinans A.S.A., 1.875%, 2013	$ 170,000	$171,392

Sweden – 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK 1,170,000	$166,752

United Kingdom – 4.8%
United Kingdom Treasury, 8%, 2015	GBP 443,000	$855,111
United Kingdom Treasury, 8%, 2021	GBP 112,000	237,426
United Kingdom Treasury, 4.25%, 2036	GBP 313,000	473,125

		$1,565,662

Total Foreign Bonds		$22,680,241

U.S. Bonds – 25.3%
Asset-Backed & Securitized – 1.4%
Commercial Mortgage Asset Trust, FRN, 1.091%, 2032 (i)(z)	$ 5,161,785	$149,669
Commercial Mortgage Pass-Through Certificates, FRN, 0.539%, 2017 (n)	331,000	298,449
First Union National Bank Commercial Mortgage Trust, FRN, 1.156%, 2043 (i)(n)	7,099,498	25,181

		$473,299

Local Authorities – 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$ 105,000	$110,879
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	225,000	228,803
University of California Rev. (Build America Bonds), 5.77%, 2043	70,000	71,566

		$411,248

Mortgage-Backed – 3.6%
Fannie Mae, 4.77%, 2012	$ 175,310	$185,409
Fannie Mae, 5.37%, 2013	94,294	100,239
Fannie Mae, 4.78%, 2015	69,436	75,531
Fannie Mae, 4.856%, 2015	44,503	48,261
Fannie Mae, 5.5%, 2015	39,841	44,099
Fannie Mae, 5.09%, 2016	59,000	65,130
Fannie Mae, 5.424%, 2016	69,353	76,855
Fannie Mae, 5.05%, 2017	53,707	59,314
Fannie Mae, 5.16%, 2018	118,146	130,684
Fannie Mae, 5.1%, 2019	53,266	58,887

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.18%, 2019	$ 53,279	$59,001
Fannie Mae, 6.16%, 2019	46,862	53,372
Freddie Mac, 5.085%, 2019	33,000	36,116
Freddie Mac, 5%, 2025 - 2028	170,003	174,386

		$1,167,284

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$ 90,000	$108,567

U.S. Government Agencies and Equivalents – 2.4%
Aid-Egypt, 4.45%, 2015	$ 252,000	$277,727
Small Business Administration, 5.09%, 2025	37,039	39,924
Small Business Administration, 5.21%, 2026	423,745	454,983

		$772,634

U.S. Treasury Obligations – 16.4%
U.S. Treasury Bonds, 8%, 2021	$ 445,000	$647,197
U.S. Treasury Bonds, 6.875%, 2025	231,000	320,513
U.S. Treasury Bonds, 5.25%, 2029	196,000	235,874
U.S. Treasury Notes, 4.75%, 2012	1,130,000	1,206,143
U.S. Treasury Notes, 4.125%, 2015	991,000	1,101,017
U.S. Treasury Notes, 4.75%, 2017	1,594,000	1,842,938

		$5,353,682

Total U.S. Bonds		$8,286,714

Total Bonds (Identified Cost, $30,777,600)		$30,966,955

Issuer/Expiration Date/Strike Price	Par Amount of Contracts	Value ($)

PUT OPTIONS PURCHASED – 0.0%
JPY Currency – December 2010 @ $0.01 (Premiums Paid, $2,646)	JPY 32,200,000	$1,030

Issuer	Shares/Par

SHORT-TERM OBLIGATIONS (y) – 3.0%
BNP Paribas Finance, Inc., 0.04%, due 7/01/10 at Amortized Cost and Value	$ 982,000	$982,000

REPURCHASE AGREEMENTS – 0.4%
Bank of America Corp., 0.01%, dated 6/30/10, due 7/01/10, total to be received $135,000.04 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $137,700 in a jointly traded account), at Cost	$ 135,000	$135,000

Total Investments (Identified Cost, $31,897,246)		$32,084,985

OTHER ASSETS, LESS LIABILITIES – 2.0%		642,143

Net Assets – 100.0%		$32,727,128

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $795,353, representing 2.4% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.004%, 2023	5/25/06	$135,624	$108,821
Commercial Mortgage Asset Trust, FRN, 1.091%, 2032	8/25/03	144,412	149,669
Total Restricted Securities			$258,490
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp	241,866	7/12/10	$202,604	$203,358	$754
SELL	CAD	Barclays Bank PLC	30,000	8/09/10	28,759	28,175	584
BUY	CHF	Citibank N.A.	94,000	9/14/10	82,467	87,328	4,861
SELL	CHF	UBS AG	94,000	7/12/10	87,679	87,224	455
BUY	EUR	Barclays Bank PLC	51,000	7/12/10	60,861	62,368	1,507
SELL	EUR	Citibank N.A.	95,000	7/12/10	124,420	116,176	8,244
BUY	GBP	Royal Bank of Scotland PLC	3,000	9/14/10	4,427	4,482	55
BUY	IDR	JPMorgan Chase Bank	1,418,101,000	7/01/10-7/16/10	154,180	156,270	2,090
SELL	IDR	Barclays Bank PLC	1,250,470,000	8/31/10	137,038	136,631	407
SELL	IDR	JPMorgan Chase Bank	762,690,000	7/01/10	84,275	84,136	139
BUY	JPY	HSBC Bank	25,040,683	7/12/10	280,144	283,262	3,118
BUY	JPY	JPMorgan Chase Bank	303,326,363	7/12/10	3,252,028	3,431,250	179,222
BUY	JPY	UBS AG	9,512,625	9/14/10	105,389	107,722	2,333
SELL	MXN	Barclays Bank PLC	847,000	7/06/10	65,668	65,465	203
SELL	PLN	Royal Bank of Scotland PLC	198,000	7/06/10	60,687	58,350	2,337
SELL	SEK	Citibank N.A.	378,000	7/12/10	49,447	48,478	969
BUY	ZAR	HSBC Bank	622,000	8/19/10	80,025	80,376	351

							$207,629

Liability Derivatives
BUY	CAD	Citibank N.A.	11,000	7/12/10	$11,014	$10,332	$(682)
BUY	CAD	UBS AG	413,923	8/06/10	395,829	388,744	(7,085)
BUY	CNY	JPMorgan Chase Bank	468,000	4/18/11	70,770	69,778	(992)
BUY	DKK	Barclays Bank PLC	1,234,922	9/14/10	203,783	202,776	(1,007)
BUY	EUR	Citibank N.A.	81,288	7/12/10	104,257	99,407	(4,850)
SELL	EUR	Barclays Bank PLC	66,000	7/12/10	79,692	80,712	(1,020)
SELL	EUR	Royal Bank of Scotland PLC	135,000	7/12/10	161,129	165,093	(3,964)
SELL	EUR	UBS AG	3,223,753	9/15/10	3,884,042	3,943,750	(59,708)
BUY	GBP	Barclays Bank PLC	157,712	7/12/10	240,622	235,635	(4,987)
BUY	GBP	Credit Suisse Group	30,000	7/12/10	46,034	44,823	(1,211)
BUY	GBP	Deutsche Bank AG	157,712	7/12/10	240,624	235,635	(4,989)
SELL	GBP	Barclays Bank PLC	39,000	7/12/10	56,812	58,269	(1,457)
BUY	IDR	Barclays Bank PLC	1,250,470,000	7/01/10	138,326	137,945	(381)
BUY	IDR	JPMorgan Chase Bank	762,690,000	8/31/10	83,628	83,334	(294)
SELL	IDR	Barclays Bank PLC	1,250,470,000	7/01/10	133,526	137,945	(4,419)
SELL	JPY	Barclays Bank PLC	5,486,000	7/12/10	58,957	62,058	(3,101)
SELL	JPY	Citibank N.A.	12,049,000	7/12/10	127,476	136,299	(8,823)

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	JPY	Credit Suisse Group	11,092,874	7/12/10	$118,901	$125,483	$(6,582)
SELL	JPY	Goldman Sachs International	6,422,000	7/12/10	68,837	72,646	(3,809)
SELL	JPY	HSBC Bank	15,045,000	7/12/10	165,844	170,190	(4,346)
SELL	JPY	Merrill Lynch International Bank	52,661,016	7/12/10	564,766	595,705	(30,939)
SELL	JPY	UBS AG	16,468,000	7/12/10	180,068	186,287	(6,219)
BUY	MXN	Citibank N.A.	1,069,000	7/06/10	82,849	82,623	(226)
BUY	MXN	JPMorgan Chase Bank	689,000	7/06/10	55,228	53,253	(1,975)
BUY	MXN	Merrill Lynch International Bank	660,000	8/03/10	53,459	50,869	(2,590)
SELL	MXN	JPMorgan Chase Bank	503,000	8/03/10	38,073	38,769	(696)
BUY	NZD	Credit Suisse Group	71,000	7/26/10	50,993	48,618	(2,375)
BUY	NZD	Royal Bank of Scotland PLC	68,000	7/26/10	48,579	46,564	(2,015)
SELL	NZD	Citibank N.A.	139,000	7/26/10	92,822	95,182	(2,360)
BUY	PLN	HSBC Bank	198,000	7/06/10	66,769	58,350	(8,419)
BUY	SEK	Citibank N.A.	123,000	7/12/10	17,083	15,775	(1,308)
BUY	SEK	Credit Suisse Group	1,714,606	7/12/10	237,365	219,895	(17,470)
SELL	SEK	Goldman Sachs International	236,000	7/12/10	29,526	30,267	(741)
BUY	TRY	HSBC Bank	130,000	8/11/10	81,579	81,573	(6)

							$(201,046)

At June 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments, at value (identified cost, $31,897,246)	$32,084,985
Cash	403
Receivables for
Forward foreign currency exchange contracts	207,629
Investments sold	280,097
Fund shares sold	6,905
Interest	462,627
Receivable from investment adviser	6,110
Other assets	913
Total assets		$33,049,669
Liabilities
Payables for
Forward foreign currency exchange contracts	$201,046
Fund shares reacquired	73,863
Payable to affiliates
Investment adviser	1,346
Distribution and/or service fees	42
Administrative services fee	78
Payable for Trustees’ compensation	727
Accrued expenses and other liabilities	45,439
Total liabilities		$322,541
Net assets		$32,727,128
Net assets consist of
Paid-in capital	$32,594,643
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	168,149
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(39,288)
Undistributed net investment income	3,624
Net assets		$32,727,128
Shares of beneficial interest outstanding		3,126,793

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,717,051	2,835,935	$10.48
Service Class	3,010,077	290,858	10.35

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Interest income		$489,662
Expenses
Management fee	$127,415
Distribution and/or service fees	4,010
Administrative services fee	7,417
Trustees’ compensation	2,416
Custodian fee	16,432
Shareholder communications	4,393
Auditing fees	27,487
Legal fees	3,719
Miscellaneous	6,868
Total expenses		$200,157
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(26,122)
Net expenses		$174,034
Net investment income		$315,628
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(68,790)
Foreign currency transactions	358,045
Net realized gain (loss) on investments and foreign currency transactions		$289,255
Change in unrealized appreciation (depreciation)
Investments	$(824,775)
Translation of assets and liabilities in foreign currencies	93,065
Net unrealized gain (loss) on investments and foreign currency translation		$(731,710)
Net realized and unrealized gain (loss) on investments and foreign currency		$(442,455)
Change in net assets from operations		$(126,827)

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$315,628	$765,918
Net realized gain (loss) on investments and foreign currency transactions	289,255	(308,731)
Net unrealized gain (loss) on investments and foreign currency translation	(731,710)	726,570
Change in net assets from operations	$(126,827)	$1,183,757
Distributions declared to shareholders
From net investment income	$—	$(4,466,015)
From net realized gain on investments	(271,570)	—
Total distributions declared to shareholders	$(271,570)	$(4,466,015)
Change in net assets from fund share transactions	$(2,481,512)	$(4,294,763)
Total change in net assets	$(2,879,909)	$(7,577,021)
Net assets
At beginning of period	35,607,037	43,184,058
At end of period (including undistributed net investment income of $3,624 and accumulated distributions in excess of net investment income of $312,004, respectively)	$32,727,128	$35,607,037

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$10.60		$11.59	$11.43	$10.70	$10.29	$12.40
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.26	$0.36	$0.34	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		0.13	0.84	0.58	0.17	(1.10)
Total from investment operations	$(0.04)		$0.35	$1.10	$0.94	$0.51	$(0.81)
Less distributions declared to shareholders
From net investment income	$—		$(1.34)	$(0.94)	$(0.21)	$—	$(1.23)
From net realized gain on investments	(0.08)		—	—	—	(0.10)	(0.07)
Total distributions declared to shareholders	$(0.08)		$(1.34)	$(0.94)	$(0.21)	$(0.10)	$(1.30)
Net asset value, end of period	$10.48		$10.60	$11.59	$11.43	$10.70	$10.29
Total return (%) (k)(r)(s)	(0.33	)(n)	4.06	10.12	8.99	4.97	(7.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.16	1.09	1.08	1.13	1.03
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income	1.88	(a)	2.08	2.31	3.33	3.21	2.64
Portfolio turnover	34		84	113	134	122	137
Net assets at end of period (000 omitted)	$29,717		$32,034	$36,813	$36,559	$39,637	$48,203

See Notes to Financial Statements

12

MFS Global Governments Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$10.48		$11.47	$11.32	$10.60	$10.22	$12.33
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.19	$0.23	$0.33	$0.31	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.12	0.84	0.58	0.17	(1.11)
Total from investment operations	$(0.05)		$0.31	$1.07	$0.91	$0.48	$(0.84)
Less distributions declared to shareholders
From net investment income	$—		$(1.30)	$(0.92)	$(0.19)	$—	$(1.20)
From net realized gain on investments	(0.08)		—	—	—	(0.10)	(0.07)
Total distributions declared to shareholders	$(0.08)		$(1.30)	$(0.92)	$(0.19)	$(0.10)	$(1.27)
Net asset value, end of period	$10.35		$10.48	$11.47	$11.32	$10.60	$10.22
Total return (%) (k)(r)(s)	(0.43	)(n)	3.77	9.93	8.67	4.70	(7.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.41	1.35	1.33	1.38	1.28
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income	1.64	(a)	1.78	2.03	3.08	2.96	2.39
Portfolio turnover	34		84	113	134	122	137
Net assets at end of period (000 omitted)	$3,010		$3,573	$6,371	$4,063	$3,793	$4,238

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

13

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,126,316	$—	$6,126,316
Non-U.S. Sovereign Debt	—	22,571,420	—	22,571,420
Municipal Bonds	—	108,567	—	108,567
Corporate Bonds	—	411,248	—	411,248
Residential Mortgage-Backed Securities	—	1,167,284	—	1,167,284
Commercial Mortgage-Backed Securities	—	582,120	—	582,120
Purchased Currency Options	—	1,030	—	1,030
Short Term Securities	—	1,117,000	—	1,117,000
Total Investments	$—	$32,084,985	$—	$32,084,985

Other Financial Instruments
Forward Currency Contracts	$—	$6,583	$—	$6,583

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$207,629	$(201,046)
Foreign Exchange Contracts	Purchased Currency Options	1,030	—
Total		$208,659	$(201,046)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$368,479

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange Contracts	$114,798	$(1,616)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$4,466,015

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$32,207,197
Gross appreciation	1,453,029
Gross depreciation	(1,575,241)
Net unrealized appreciation (depreciation)	$(122,212)

As of 12/31/09
Undistributed ordinary income	52,205
Undistributed long-term capital gain	219,032
Post-October capital loss deferral	(14,335)
Other temporary differences	(451,885)
Net unrealized appreciation (depreciation)	725,865

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/10	Year ended 12/31/09	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$—	$3,886,577	$246,429	$—
Service Class	—	579,438	25,141	—
Total	$—	$4,466,015	$271,570	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expense is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total operating expenses do not exceed 1.00% annually of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2010, this reduction amounted to $26,122 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0437% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $297 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$4,844,184	$3,741,116
Investments (non-U.S. Government securities)	$6,010,236	$7,797,749

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	66,780	$706,293	242,056	$2,577,485
Service Class	29,097	300,630	57,701	608,695
	95,877	$1,006,923	299,757	$3,186,180
Shares issued to shareholders in reinvestment of distributions
Initial Class	23,627	$246,429	401,092	$3,886,577
Service Class	2,441	25,141	60,358	579,438
	26,068	$271,570	461,450	$4,466,015

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MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(277,376)	$(2,907,866)	(795,387)	$(8,483,737)
Service Class	(81,604)	(852,139)	(332,428)	(3,463,221)
	(358,980)	$(3,760,005)	(1,127,815)	$(11,946,958)
Net change
Initial Class	(186,969)	$(1,955,144)	(152,239)	$(2,019,675)
Service Class	(50,066)	(526,368)	(214,369)	(2,275,088)
	(237,035)	$(2,481,512)	(366,608)	$(4,294,763)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $222 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

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MFS Global Governments Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

21

MFS INVESTMENT MANAGEMENT

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

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MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	7.6%
Broadcasting	6.1%
Energy – Independent	6.0%
Telecommunications – Wireless	4.8%
Utilities – Electric Power	4.7%

Composition including fixed income credit quality (a)(i)
A	0.1%
BBB	3.6%
BB	28.2%
B	42.7%
CCC	19.6%
CC	0.2%
C	0.4%
D	0.4%
Cash & Other (NR)	2.7%
Non-Fixed Income (NR)	2.1%

Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	6.8 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.83%	$1,000.00	$1,046.77	$4.21
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,042.58	$5.47
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 91.4%
Aerospace – 1.6%
BE Aerospace, Inc., 8.5%, 2018	$620,000	$651,000
Bombardier, Inc., 7.5%, 2018 (n)	870,000	896,100
Bombardier, Inc., 7.45%, 2034 (n)	160,000	148,800
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,016,000	814,047
Oshkosh Corp., 8.25%, 2017	95,000	98,800
Oshkosh Corp., 8.5%, 2020	340,000	353,600
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	330,000	323,400

		$3,285,747

Airlines – 1.1%
American Airlines Pass-Through Trust, 7.377%, 2019	$472,554	$387,495
Continental Airlines, Inc., 7.339%, 2014	1,624,109	1,555,084
Continental Airlines, Inc., 6.748%, 2017	113,178	103,162
Delta Air Lines, Inc., 7.711%, 2011	335,000	331,650

		$2,377,391

Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 8%, 2016	$605,000	$613,319
Phillips-Van Heusen Corp., 7.375%, 2020	430,000	433,763

		$1,047,082

Asset-Backed & Securitized – 1.3%
Airlie LCDO Ltd., CDO, FRN, 2.438%, 2011 (a)(p)(z)	$708,903	$311,917
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	65,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.605%, 2038 (z)	595,494	29,775
Babson Ltd., CLO, “D”, FRN, 1.802%, 2018 (n)	670,000	393,625
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	952,699	199,686
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,042,307	20,846
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.615%, 2050 (z)	503,966	10,079
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	812,441
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	690,000	199,323
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	690,000	211,540
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	404,000	299,759
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	557,306	99,129
Wachovia Credit, CDO, FRN, 1.888%, 2026 (z)	376,000	15,040

		$2,668,160

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 2.8%
Allison Transmission, Inc., 11%, 2015 (n)	$ 910,000	$953,225
Ford Motor Credit Co. LLC, 12%, 2015	3,326,000	3,850,181
General Motors Corp., 7.125%, 2013 (d)	1,200,000	357,000
Goodyear Tire & Rubber Co., 9%, 2015	500,000	513,750
Goodyear Tire & Rubber Co., 10.5%, 2016	195,000	212,063

		$5,886,219

Basic Industry – 0.3%
TriMas Corp., 9.75%, 2017 (n)	$ 645,000	$653,063

Broadcasting – 5.0%
Allbritton Communications Co., 8%, 2018 (n)	$ 370,000	$366,300
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	766,611	441,201
Gray Television, Inc., 10.5%, 2015 (n)	245,000	237,650
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	879,350
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,165,000	1,223,250
Lamar Media Corp., 6.625%, 2015	420,000	402,150
Lamar Media Corp., “C”, 6.625%, 2015	355,000	336,363
LBI Media, Inc., 8.5%, 2017 (z)	640,000	548,800
LIN TV Corp., 6.5%, 2013	435,000	424,125
Local TV Finance LLC, 10%, 2015 (p)(z)	986,868	813,344
Newport Television LLC, 13%, 2017 (n)(p)	1,044,938	822,998
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,292,528	1,147,280
Nexstar Broadcasting Group, Inc., 7%, 2014	426,000	379,140
Salem Communications Corp., 9.625%, 2016	226,000	232,780
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	400,000	404,000
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	665,000	655,025
Univision Communications, Inc., 12%, 2014 (n)	405,000	434,363
Univision Communications, Inc., 9.75%, 2015 (n)(p)	994,605	795,808
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	315

		$10,544,242

Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 7.875%, 2015	$ 265,000	$237,175
E*TRADE Financial Corp., 12.5%, 2017	345,000	366,563
Janus Capital Group, Inc., 6.95%, 2017	825,000	828,191
Nuveen Investments, Inc., 10.5%, 2015	595,000	517,650

		$1,949,579

Building – 1.8%
Associated Materials, Inc., 11.25%, 2014	$ 775,000	$790,500
Building Materials Holding Corp., 7%, 2020 (n)	290,000	287,100
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR 435,000	497,842

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – continued
Masco Corp., 7.125%, 2020	$315,000	$305,861
Nortek, Inc., 11%, 2013	845,933	881,885
Owens Corning, 9%, 2019	555,000	656,220
Ply Gem Industries, Inc., 11.75%, 2013	450,000	470,250

		$3,889,658

Business Services – 2.0%
First Data Corp., 9.875%, 2015	$1,450,000	$1,102,000
Iron Mountain, Inc., 6.625%, 2016	870,000	854,775
Iron Mountain, Inc., 8.375%, 2021	415,000	423,300
SunGard Data Systems, Inc., 9.125%, 2013	705,000	716,456
SunGard Data Systems, Inc., 10.25%, 2015	832,000	859,040
Terremark Worldwide, Inc., 12%, 2017	160,000	180,000

		$4,135,571

Cable TV – 2.9%
Cablevision Systems Corp., 8.625%, 2017 (n)	$465,000	$474,300
CCH II LLC, 13.5%, 2016	195,000	227,175
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	185,000	185,925
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	125,000	127,813
Charter Communications, Inc., 10.875%, 2014 (n)	365,000	405,150
CSC Holdings LLC, 8.5%, 2014	1,095,000	1,141,538
EchoStar Corp., 7.125%, 2016	320,000	320,800
Insight Communications Co., Inc., 9.375%, 2018 (z)	420,000	420,000
Mediacom LLC, 9.125%, 2019	655,000	632,075
Videotron LTEE, 6.875%, 2014	510,000	512,550
Virgin Media Finance PLC, 9.125%, 2016	1,275,000	1,319,625
Virgin Media Finance PLC, 9.5%, 2016	225,000	237,656

		$6,004,607

Chemicals – 2.7%
Ashland, Inc., 9.125%, 2017	$1,255,000	$1,374,225
Hexion Specialty Chemicals, Inc., 9.75%, 2014	650,000	614,250
Hexion U.S. Finance Corp., 8.875%, 2018	780,000	703,950
Lumena Resources Corp., 12%, 2014 (n)	441,000	379,260
Lyondell Chemical Co., 11%, 2018	498,711	534,868
Momentive Performance Materials, Inc., 12.5%, 2014	946,000	1,031,140
Momentive Performance Materials, Inc., 11.5%, 2016	491,000	433,308
Solutia, Inc., 7.875%, 2020	670,000	668,325

		$5,739,326

Computer Software – Systems – 0.4%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$915,000	$937,875

Consumer Products – 1.3%
ACCO Brands Corp., 10.625%, 2015	$100,000	$108,500
ACCO Brands Corp., 7.625%, 2015	360,000	331,200
Central Garden & Pet Co., 8.25%, 2018	460,000	455,975
Jarden Corp., 7.5%, 2017	665,000	651,700
Libbey Glass, Inc., 10%, 2015 (n)	545,000	564,075

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – continued
Visant Holding Corp., 8.75%, 2013	$555,000	$560,550

		$2,672,000

Consumer Services – 2.0%
KAR Holdings, Inc., 10%, 2015	$490,000	$499,800
KAR Holdings, Inc., FRN, 4.344%, 2014	525,000	480,375
Live Nation Entertainment, Inc., 8.125%, 2018 (n)	150,000	145,500
Service Corp. International, 7.375%, 2014	700,000	714,000
Service Corp. International, 7%, 2017	1,510,000	1,487,350
Ticketmaster Entertainment, Inc., 10.75%, 2016	910,000	980,525

		$4,307,550

Containers – 1.4%
Graham Packaging Holdings Co., 9.875%, 2014	$1,365,000	$1,395,713
Greif, Inc., 6.75%, 2017	855,000	838,969
Owens-Illinois, Inc., 7.375%, 2016	345,000	359,663
Reynolds Group, 7.75%, 2016 (n)	325,000	317,688

		$2,912,033

Defense Electronics – 0.2%
ManTech International Corp., 7.25%, 2018 (n)	$450,000	$454,500

Electronics – 1.0%
Freescale Semiconductor, Inc., 8.875%, 2014	$285,000	$260,063
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	325,000	331,500
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	440,000	434,500
Jabil Circuit, Inc., 7.75%, 2016	700,000	731,500
NXP B.V., 7.875%, 2014	325,000	298,188

		$2,055,751

Emerging Market Sovereign – 0.2%
Republic of Argentina, FRN, 0.389%, 2012	$361,125	$331,651

Energy – Independent – 5.9%
Anadarko Petroleum Corp., 5.95%, 2016	$440,000	$378,707
Chaparral Energy, Inc., 8.875%, 2017	990,000	910,800
Chesapeake Energy Corp., 7%, 2014	644,000	654,465
Chesapeake Energy Corp., 6.375%, 2015	220,000	227,150
Hilcorp Energy I LP, 9%, 2016 (n)	1,020,000	1,045,500
Newfield Exploration Co., 6.625%, 2014	725,000	729,531
Newfield Exploration Co., 6.625%, 2016	315,000	316,575
OPTI Canada, Inc., 8.25%, 2014	1,035,000	900,450
Penn Virginia Corp., 10.375%, 2016	980,000	1,043,700
Petrohawk Energy Corp., 10.5%, 2014	405,000	435,375
Pioneer Natural Resources Co., 6.875%, 2018	740,000	743,092
Pioneer Natural Resources Co., 7.5%, 2020	760,000	783,254
Plains Exploration & Production Co., 7%, 2017	1,555,000	1,485,025
Quicksilver Resources, Inc., 8.25%, 2015	625,000	617,188
Quicksilver Resources, Inc., 9.125%, 2019	215,000	218,225
Range Resources Corp., 8%, 2019	315,000	328,781

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
SandRidge Energy, Inc., 8%, 2018 (n)	$ 755,000	$715,363
Southwestern Energy Co., 7.5%, 2018	740,000	786,250

		$12,319,431

Entertainment – 0.8%
AMC Entertainment, Inc., 11%, 2016	$ 450,000	$472,500
AMC Entertainment, Inc., 8.75%, 2019	740,000	743,700
Cinemark USA, Inc., 8.625%, 2019	535,000	537,675

		$1,753,875

Financial Institutions – 4.0%
CIT Group, Inc., 7%, 2014	$ 820,000	$772,850
CIT Group, Inc., 7%, 2017	2,020,000	1,818,000
CIT Group, Inc., 10.25%, 2017	1,000,000	1,025,000
GMAC, Inc., 6.75%, 2014	1,455,000	1,407,713
GMAC, Inc., 8%, 2031	1,374,000	1,267,515
International Lease Finance Corp., 5.625%, 2013	1,075,000	970,188
International Lease Finance Corp., 8.75%, 2017 (n)	1,040,000	985,400
Nationstar Mortgage LLC, 10.875%, 2015 (z)	290,000	227,650

		$8,474,316

Food & Beverages – 2.3%
ARAMARK Corp., 8.5%, 2015	$ 535,000	$540,350
B&G Foods, Inc., 7.625%, 2018	460,000	462,300
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	715,000	689,975
Constellation Brands, Inc., 7.25%, 2016	335,000	337,931
Del Monte Foods Co., 6.75%, 2015	850,000	861,688
Pinnacle Foods Finance LLC, 9.25%, 2015	865,000	882,300
Smithfield Foods, Inc., 7.75%, 2017	340,000	324,700
TreeHouse Foods, Inc., 7.75%, 2018	690,000	715,875

		$4,815,119

Forest & Paper Products – 2.9%
Boise, Inc., 8%, 2020 (n)	$ 465,000	$463,838
Buckeye Technologies, Inc., 8.5%, 2013	423,000	428,288
Cascades, Inc., 7.75%, 2017	455,000	452,725
Georgia-Pacific Corp., 7.125%, 2017 (n)	635,000	647,700
Georgia-Pacific Corp., 8%, 2024	1,070,000	1,134,200
Georgia-Pacific Corp., 7.25%, 2028	210,000	207,375
Graphic Packaging International Corp., 9.5%, 2013	695,000	707,163
JSG Funding PLC, 7.75%, 2015	190,000	187,625
Millar Western Forest Products Ltd., 7.75%, 2013	1,465,000	1,259,900
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR 465,000	568,625

		$6,057,439

Gaming & Lodging – 4.5%
Ameristar Casinos, Inc., 9.25%, 2014	$ 295,000	$309,013
FelCor Lodging Trust, Inc., 10%, 2014	255,000	266,475
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,270,000	4,763

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Gaylord Entertainment Co., 6.75%, 2014	$575,000	$553,438
GWR Operating Partnership LLP, 10.875%, 2017 (n)	470,000	467,063
Harrah’s Operating Co., Inc., 11.25%, 2017	605,000	636,763
Harrah’s Operating Co., Inc., 10%, 2018	353,000	289,460
Harrah’s Operating Co., Inc., 10%, 2018	377,000	309,140
Host Hotels & Resorts, Inc., 6.75%, 2016	1,155,000	1,142,006
Host Hotels & Resorts, Inc., 9%, 2017	200,000	214,000
MGM Mirage, 10.375%, 2014	150,000	163,125
MGM Mirage, 7.5%, 2016	770,000	606,375
MGM Mirage, 11.125%, 2017	370,000	407,925
MGM Mirage, 11.375%, 2018 (n)	865,000	813,100
MGM Mirage, 9%, 2020 (n)	290,000	297,975
Penn National Gaming, Inc., 8.75%, 2019	745,000	765,488
Pinnacle Entertainment, Inc., 7.5%, 2015	535,000	501,563
Royal Caribbean Cruises Ltd., 7%, 2013	235,000	233,825
Royal Caribbean Cruises Ltd., 11.875%, 2015	545,000	626,750
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	385,000	385,000
Station Casinos, Inc., 6%, 2012 (d)	1,283,000	76,178
Station Casinos, Inc., 6.5%, 2014 (d)	2,020,000	15,150
Station Casinos, Inc., 6.875%, 2016 (d)	2,495,000	1,871
Station Casinos, Inc., 7.75%, 2016 (d)	452,000	28,533
Wyndham Worldwide Corp., 6%, 2016	445,000	431,726

		$9,546,705

Industrial – 1.5%
Altra Holdings, Inc., 8.125%, 2016 (n)	$480,000	$475,800
Aquilex Corp., 11.125%, 2016 (n)	180,000	180,000
Baldor Electric Co., 8.625%, 2017	1,095,000	1,133,325
Great Lakes Dredge & Dock Corp., 7.75%, 2013	575,000	569,250
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	475,000	489,250
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	310,000	300,700

		$3,148,325

Insurance – 1.4%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$1,430,000	$1,129,700
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,255,000	884,775
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	800,000	864,000

		$2,878,475

Insurance – Property & Casualty – 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$995,000	$1,074,600
USI Holdings Corp., 9.75%, 2015 (z)	990,000	908,325
XL Group PLC, FRN, 6.5%, 2049	565,000	389,850
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	645,000	577,275

		$2,950,050

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 0.9%
Case Corp., 7.25%, 2016	$330,000	$330,825
Case New Holland, Inc., 7.125%, 2014	455,000	470,925
Case New Holland, Inc., 7.875%, 2017 (z)	565,000	569,238
Rental Service Corp., 9.5%, 2014	535,000	531,656

		$1,902,644

Major Banks – 1.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$1,620,000	$1,564,807
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	1,025,000	1,056,498
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	320,000	208,000
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	1,155,000	866,250

		$3,695,555

Medical & Health Technology & Services – 7.4%
Biomet, Inc., 10%, 2017	$530,000	$569,750
Biomet, Inc., 11.625%, 2017	575,000	622,438
Capella Healthcare, Inc., 9.25%, 2017 (z)	145,000	146,450
Community Health Systems, Inc., 8.875%, 2015	1,470,000	1,515,938
Cooper Cos., Inc., 7.125%, 2015	370,000	370,925
DaVita, Inc., 7.25%, 2015	536,000	536,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	595,000	644,831
HCA, Inc., 9.25%, 2016	2,680,000	2,840,800
HCA, Inc., 8.5%, 2019	625,000	662,500
HealthSouth Corp., 8.125%, 2020	1,020,000	1,002,150
Psychiatric Solutions, Inc., 7.75%, 2015	275,000	281,875
Psychiatric Solutions, Inc., 7.75%, 2015	405,000	415,125
Tenet Healthcare Corp., 9.25%, 2015	1,065,000	1,099,613
U.S. Oncology, Inc., 10.75%, 2014	840,000	861,000
United Surgical Partners International, Inc., 8.875%, 2017	215,000	214,463
United Surgical Partners International, Inc., 9.25%, 2017 (p)	335,000	335,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,195,000	1,177,075
Universal Hospital Services, Inc., FRN, 4.133%, 2015	290,000	243,600
Vanguard Health Systems, Inc., 8%, 2018	715,000	686,400
VWR Funding, Inc., 10.25%, 2015 (p)	1,399,531	1,413,526

		$15,639,459

Metals & Mining – 2.5%
Arch Western Finance LLC, 6.75%, 2013	$660,000	$661,650
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	580,000	574,200
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	580,000	577,100
CONSOL Energy, Inc., 8%, 2017 (n)	470,000	485,275
CONSOL Energy, Inc., 8.25%, 2020 (n)	315,000	328,388
FMG Finance Ltd., 10.625%, 2016 (n)	735,000	808,500
Peabody Energy Corp., 5.875%, 2016	570,000	559,313
Teck Resources Ltd., 10.25%, 2016	205,000	241,900
Teck Resources Ltd., 10.75%, 2019	530,000	649,409

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
U.S. Steel Corp., 7.375%, 2020	$480,000	$474,600

		$5,360,335

Natural Gas – Distribution – 1.0%
AmeriGas Partners LP, 7.125%, 2016	$865,000	$860,675
Ferrellgas Partners LP, 8.625%, 2020	660,000	660,000
Inergy LP, 6.875%, 2014	680,000	669,800

		$2,190,475

Natural Gas – Pipeline – 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$185,000	$170,200
Atlas Pipeline Partners LP, 8.75%, 2018	905,000	841,650
Crosstex Energy, Inc., 8.875%, 2018	710,000	709,113
El Paso Corp., 8.25%, 2016	545,000	570,888
El Paso Corp., 7%, 2017	1,020,000	1,014,256
El Paso Corp., 7.75%, 2032	350,000	345,878
Enterprise Products Partners LP, FRN, 8.375%, 2066	392,000	391,510
MarkWest Energy Partners LP, 6.875%, 2014	730,000	700,800
MarkWest Energy Partners LP, 8.75%, 2018	180,000	181,800

		$4,926,095

Network & Telecom – 2.8%
Cincinnati Bell, Inc., 8.25%, 2017	$195,000	$182,325
Cincinnati Bell, Inc., 8.75%, 2018	770,000	698,775
Citizens Communications Co., 9%, 2031	280,000	259,700
New Communications Holdings, Inc., 8.25%, 2017 (n)	175,000	175,656
New Communications Holdings, Inc., 8.5%, 2020 (n)	700,000	701,750
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,150,800
Qwest Communications International, Inc., 8%, 2015 (n)	335,000	344,213
Qwest Communications International, Inc., 7.125%, 2018 (n)	670,000	668,325
Qwest Corp., 8.375%, 2016	368,000	402,040
Windstream Corp., 8.625%, 2016	1,205,000	1,214,038

		$5,797,622

Oil Services – 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$690,000	$596,850
Basic Energy Services, Inc., 7.125%, 2016	275,000	228,250
Edgen Murray Corp., 12.25%, 2015 (n)	265,000	223,925
Expro Finance Luxembourg, 8.5%, 2016 (n)	475,000	453,625
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	535,000	518,950
Pioneer Drilling Co., 9.875%, 2018 (n)	525,000	514,500

		$2,536,100

Oils – 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$335,000	$288,100

Other Banks & Diversified Financials – 1.6%
Capital One Financial Corp., 10.25%, 2039	$825,000	$870,375
Citigroup Capital XXI, FRN, 8.3%, 2057	1,120,000	1,090,811
LBG Capital No.1 PLC, 7.875%, 2020 (n)	840,000	676,200

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Santander UK PLC, 8.963% to 2030, FRN to 2049	$630,000	$633,420

		$3,270,806

Printing & Publishing – 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$81,833	$51,903
American Media Operations, Inc., 14%, 2013 (p)(z)	896,904	580,197
McClatchy Co., 11.5%, 2017 (n)	345,000	350,175
Nielsen Finance LLC, 10%, 2014	930,000	950,925
Nielsen Finance LLC, 11.5%, 2016	340,000	371,450
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	216,000	205,740

		$2,510,390

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$860,000	$885,800

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$285,000	$319,200
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	335,000	335,838

		$655,038

Retailers – 2.9%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$351,750
Dollar General Corp., 11.875%, 2017 (p)	378,000	429,503
Express Parent LLC, 8.75%, 2018 (n)	405,000	412,088
Limited Brands, Inc., 6.9%, 2017	465,000	466,163
Limited Brands, Inc., 6.95%, 2033	280,000	246,050
Macy’s, Inc., 5.75%, 2014	445,000	447,225
Macy’s, Inc., 5.9%, 2016	840,000	842,100
Neiman Marcus Group, Inc., 10.375%, 2015	490,000	498,575
QVC, Inc., 7.375%, 2020 (n)	310,000	301,475
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	775,750
Toys “R” Us, Inc., 10.75%, 2017 (n)	865,000	945,013
Toys “R” Us, Inc., 8.5%, 2017 (n)	440,000	451,000

		$6,166,692

Specialty Stores – 0.6%
Michaels Stores, Inc., 11.375%, 2016	$260,000	$270,400
Payless ShoeSource, Inc., 8.25%, 2013	937,000	946,370

		$1,216,770

Telecommunications – Wireless – 4.7%
Clearwire Corp., 12%, 2015 (n)	$1,020,000	$1,011,075
Cricket Communications, Inc., 7.75%, 2016	580,000	591,600
Crown Castle International Corp., 9%, 2015	750,000	793,125
Crown Castle International Corp., 7.75%, 2017 (n)	385,000	407,138
Crown Castle International Corp., 7.125%, 2019	525,000	513,188
Digicel Group Ltd., 12%, 2014 (n)	140,000	156,450
Digicel Group Ltd., 8.25%, 2017 (n)	760,000	752,400
Digicel Group Ltd., 10.5%, 2018 (n)	150,000	154,688
Nextel Communications, Inc., 6.875%, 2013	490,000	474,688

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
NII Capital Corp., 8.875%, 2019	$350,000	$353,500
NII Holdings, Inc., 10%, 2016	675,000	710,438
SBA Communications Corp., 8%, 2016 (n)	255,000	263,925
SBA Communications Corp., 8.25%, 2019 (n)	430,000	452,575
Sprint Capital Corp., 6.875%, 2028	330,000	273,900
Sprint Nextel Corp., 8.375%, 2017	920,000	920,000
Sprint Nextel Corp., 8.75%, 2032	700,000	668,500
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,365,000	1,412,775

		$9,909,965

Telephone Services – 0.4%
Frontier Communications Corp., 8.125%, 2018	$765,000	$760,219

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$405,000	$412,088

Transportation – Services – 1.2%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$160,000	$160,400
Commercial Barge Line Co., 12.5%, 2017	1,065,000	1,124,906
Hertz Corp., 8.875%, 2014	1,170,000	1,184,625

		$2,469,931

Utilities – Electric Power – 3.8%
AES Corp., 8%, 2017	$1,470,000	$1,484,700
Calpine Corp., 8%, 2016 (n)	770,000	787,325
Dynegy Holdings, Inc., 7.5%, 2015	745,000	589,481
Dynegy Holdings, Inc., 7.75%, 2019	735,000	508,069
Edison Mission Energy, 7%, 2017	1,675,000	1,072,000
Energy Future Holdings Corp., 10.875%, 2017	250,000	185,000
Energy Future Holdings Corp., 10%, 2020 (n)	635,000	631,825
Mirant North America LLC, 7.375%, 2013	505,000	516,363
NRG Energy, Inc., 7.375%, 2016	1,270,000	1,263,650
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,600,000	1,056,000

		$8,094,413

Total Bonds (Identified Cost, $202,201,150)		$192,484,237

FLOATING RATE LOANS (g)(r) – 3.1%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$468,480	$461,843

Automotive – 1.2%
Accuride Corp., Term Loan, 9.75%, 2012	$136,626	$135,943
Ford Motor Co., Term Loan, 3.33%, 2013	2,455,180	2,317,076

		$2,453,019

Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$320,918	$299,522

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Broadcasting – continued
Local TV Finance LLC, Term Loan B, 2.35%, 2013	$68,654	$60,072
New Young Broadcasting Holding Co., Inc, Term Loan, 2015 (o)	358,980	356,713

		$716,307

Consumer Services – 0.2%
Realogy Corp., Letter of Credit, 3.39%, 2013	$83,686	$70,631
Realogy Corp., Term Loan, 3.29%, 2013	310,834	262,344

		$332,975

Financial Institutions – 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$123,382	$119,866

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$1,601,789	$56,063

Printing & Publishing – 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$970,601	$573,004

Utilities – Electric Power – 0.8%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$1,402,036	$1,033,125
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.85%, 2014	962,993	709,153

		$1,742,278

Total Floating Rate Loans (Identified Cost, $7,936,017)		$6,455,355

COMMON STOCKS – 1.2%
Automotive – 0.1%
Accuride Corp. (a)	151,454	$192,347
Oxford Automotive, Inc. (a)	21	0

		$192,347

Broadcasting – 0.2%
Dex One Corp. (a)	9,929	$188,651
New Young Broadcasting Holding Co., Inc.	161	319,529
Supermedia, Inc. (a)	1,043	19,076

		$527,256

Chemicals – 0.4%
LyondellBasell Industries N.V., “A” (a)	27,544	$444,836
LyondellBasell Industries N.V., “B” (a)	32,703	528,153

		$972,989

Construction – 0.3%
Nortek, Inc. (a)	13,860	$582,120

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.	9,100	$137,046

Printing & Publishing – 0.1%
American Media, Inc. (a)	14,342	$87,775
Golden Books Family Entertainment, Inc. (a)	17,708	0
World Color Press, Inc. (a)	5,529	61,648

		$149,423

Issuer			Shares/Par	Value ($)
COMMON STOCKS – continued
Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			663	$27,846

Total Common Stocks (Identified Cost, $5,145,755)				$2,589,027

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z) (Identified Cost, $202,510)			263	$204,425

	Strike Price	First Exercise
WARRANTS – 0.4%
Broadcasting – 0.4%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$.01	7/14/10	437	$866,633

Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	3,133	$4,700
World Color Press, Inc. (1 share for 1 warrant) (a)	16.30	8/26/09	2,805	2,328

				$7,028

Total Warrants (Identified Cost, $920,141)				$873,661

CONVERTIBLE BONDS – 0.4%
Automotive – 0.3%
Accuride Corp., 7.5%, 2020			$216,363	$555,090

Oil Services – 0.1%
Transocean, Inc., 1.5%, 2037			$260,000	$215,150

Total Convertible Bonds (Identified Cost, $432,888)				$770,240

MONEY MARKET FUNDS (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value			3,594,010	$3,594,010

Total Investments (Identified Cost, $220,432,471)				$206,970,955

OTHER ASSETS, LESS LIABILITIES – 1.7%				3,609,510

Net Assets – 100.0%				$210,580,465

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,235,895, representing 20.53% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate on the full position, including unsettled positions which have no current coupon.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 2.438%, 2011	10/13/06	$701,220	$311,917
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08	202,510	204,425
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	59,566	51,903
American Media Operations, Inc., 14%, 2013	1/29/09-5/01/10	580,547	580,197
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	155,611	160,400
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,137,419	65,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.605%, 2038	12/20/05	595,494	29,775
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/15/10	768,751	441,201
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	960,090	20,846
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.615%, 2050	4/12/06	503,966	10,079
Capella Healthcare, Inc., 9.25%, 2017	6/21/10	143,175	146,450
Case New Holland, Inc., 7.875%, 2017	6/22/10	561,161	569,238
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10	329,273	335,838
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	420,000	420,000
LBI Media, Inc., 8.5%, 2017	7/18/07	631,664	548,800
Local TV Finance LLC, 10%, 2015	11/13/07-5/31/10	966,220	813,344
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	282,223	227,650
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	997,917	908,325
Wachovia Credit, CDO, FRN, 1.888%, 2026	6/08/06	376,000	15,040
Total Restricted Securities			$5,860,428
% of Net Assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

11

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	861,379	9/15/2010	$1,037,807	$1,053,761	$(15,954)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $216,838,461)	$203,376,945
Underlying funds, at cost and value	3,594,010
Total investments, at value (identified cost, $220,432,471)	$206,970,955
Cash	62,999
Receivables for
Investments sold	2,932,386
Fund shares sold	3,233
Interest	3,903,061
Other assets	4,626
Total assets		$213,877,260
Liabilities
Payables for
Forward foreign currency exchange contracts	$15,954
Investments purchased	2,790,912
Fund shares reacquired	388,982
Payable to affiliates
Investment adviser	8,112
Distribution and/or service fees	1,334
Administrative services fee	406
Payable for Trustees’ compensation	4,608
Accrued expenses and other liabilities	86,487
Total liabilities		$3,296,795
Net assets		$210,580,465
Net assets consist of
Paid-in capital	$308,103,776
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(13,477,512)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(91,846,363)
Undistributed net investment income	7,800,564
Net assets		$210,580,465
Shares of beneficial interest outstanding		39,172,828

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$113,765,044	21,083,611	$5.40
Service Class	96,815,421	18,089,217	5.35

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$9,383,397
Dividends	45,073
Dividends from underlying funds	3,777
Total investment income		$9,432,247
Expenses
Management fee	$827,093
Distribution and/or service fees	129,051
Administrative services fee	39,798
Trustees’ compensation	15,508
Custodian fee	24,648
Shareholder communications	17,423
Auditing fees	30,078
Legal fees	4,711
Miscellaneous	11,766
Total expenses		$1,100,076
Fees paid indirectly	(108)
Reduction of expenses by investment adviser	(55,140)
Net expenses		$1,044,828
Net investment income		$8,387,419
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,098,482
Foreign currency transactions	285,175
Net realized gain (loss) on investments and foreign currency transactions		$2,383,657
Change in unrealized appreciation (depreciation)
Investments	$(1,110,500)
Translation of assets and liabilities in foreign currencies	(57,871)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,168,371)
Net realized and unrealized gain (loss) on investments and foreign currency		$1,215,286
Change in net assets from operations		$9,602,705

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$8,387,419	$19,563,579
Net realized gain (loss) on investments and foreign currency transactions	2,383,657	(13,094,736)
Net unrealized gain (loss) on investments and foreign currency translation	(1,168,371)	78,783,462
Change in net assets from operations	$9,602,705	$85,252,305
Distributions declared to shareholders
From net investment income	$(20,660,022)	$(21,199,945)
Change in net assets from fund share transactions	$(7,995,940)	$(34,192,945)
Total change in net assets	$(19,053,257)	$29,859,415
Net assets
At beginning of period	229,633,722	199,774,307
At end of period (including undistributed net investment income of $7,800,564 and $20,073,167, respectively)	$210,580,465	$229,633,722

See Notes to Financial Statements

15

MFS High Yield Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.67		$4.25	$6.56	$6.93	$6.83	$7.32
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.49	$0.49	$0.48	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		1.49	(2.26)	(0.34)	0.19	(0.36)
Total from investment operations	$0.28		$1.93	$(1.77)	$0.15	$0.67	$0.13
Less distributions declared to shareholders
From net investment income	$(0.55)		$(0.51)	$(0.54)	$(0.52)	$(0.57)	$(0.62)
Net asset value, end of period	$5.40		$5.67	$4.25	$6.56	$6.93	$6.83
Total return (%) (k)(r)(s)	4.68	(n)	50.00	(29.50)	1.93	10.39	2.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.87	0.89	0.84	0.85	0.86
Expenses after expense reductions (f)	0.83	(a)	0.82	0.84	0.79	0.83	N/A
Net investment income	7.73	(a)	9.21	8.60	7.25	7.14	7.06
Portfolio turnover	33		58	63	69	92	53
Net assets at end of period (000 omitted)	$113,765		$121,416	$96,605	$175,408	$224,412	$255,999

Service Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.63		$4.21	$6.50	$6.88	$6.79	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.47	$0.47	$0.46	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		1.49	(2.24)	(0.35)	0.19	(0.36)
Total from investment operations	$0.25		$1.92	$(1.77)	$0.12	$0.65	$0.11
Less distributions declared to shareholders
From net investment income	$(0.53)		$(0.50)	$(0.52)	$(0.50)	$(0.56)	$(0.60)
Net asset value, end of period	$5.35		$5.63	$4.21	$6.50	$6.88	$6.79
Total return (%) (k)(r)(s)	4.26	(n)	49.97	(29.64)	1.56	10.04	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.12	1.14	1.09	1.10	1.11
Expenses after expense reductions (f)	1.08	(a)	1.07	1.09	1.04	1.08	N/A
Net investment income	7.48	(a)	9.01	8.38	7.01	6.89	6.81
Portfolio turnover	33		58	63	69	92	53
Net assets at end of period (000 omitted)	$96,815		$108,217	$103,169	$149,162	$131,839	$111,348

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

17

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,578,785	$814,391	$1,273,937	$3,667,113
Non-U.S. Sovereign Debt	—	331,651	—	331,651
Corporate Bonds	—	168,360,062	—	168,360,062
Residential Mortgage-Backed Securities	—	29,775	—	29,775
Commercial Mortgage-Backed Securities	—	1,821,879	—	1,821,879
Asset-Backed Securities (including CDOs)	—	504,590	311,917	816,507
Foreign Bonds	—	21,894,603	—	21,894,603
Floating Rate Loans	—	6,098,642	356,713	6,455,355
Mutual Funds	3,594,010	—	—	3,594,010
Total	$5,172,795	$199,855,593	$1,942,567	$206,970,955

Other Financial Instruments
Forward Currency Contracts	$—	$(15,954)	$—	$(15,954)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Floating Rate Loans	Total
Balance as of 12/31/09	$41,163	$343,598	$—	$384,761
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	99,748	(39,364)	15,980	76,364
Net purchases (sales)	1,133,026	7,683	340,733	1,481,442
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 6/30/10	$1,273,937	$311,917	$356,713	$1,942,567

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at June 30, 2010 is $76,364.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010, as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$(15,954)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$286,882

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(53,321)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$21,199,945

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$221,637,890
Gross appreciation	7,763,924
Gross depreciation	(22,430,859)
Net unrealized appreciation (depreciation)	$(14,666,935)

As of 12/31/09
Undistributed ordinary income	20,656,881
Capital loss carryforwards	(93,279,661)
Other temporary differences	(541,839)
Net unrealized appreciation (depreciation)	(13,301,375)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(46,740,625)
12/31/13	(5,089,839)
12/31/14	(7,011,353)
12/31/16	(23,243,372)
12/31/17	(11,194,472)
$(93,279,661)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$11,086,633	$10,861,982
Service Class	9,573,389	10,337,963
Total	$20,660,022	$21,199,945

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders. This management fee reduction amounted to $55,140, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0361% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,921 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $69,420,591 and $90,014,226, respectively.

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,764,820	$10,063,211	1,528,393	$6,890,150
Service Class	894,070	5,184,269	1,358,723	6,068,280
	2,658,890	$15,247,480	2,887,116	$12,958,430
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,012,093	$11,086,633	2,642,818	$10,861,982
Service Class	1,750,163	9,573,389	2,533,814	10,337,963
	3,762,256	$20,660,022	5,176,632	$21,199,945
Shares reacquired
Initial Class	(4,093,453)	$(22,851,954)	(5,492,264)	$(25,876,431)
Service Class	(3,793,623)	(21,051,488)	(9,130,838)	(42,474,889)
	(7,887,076)	$(43,903,442)	(14,623,102)	$(68,351,320)
Net change
Initial Class	(316,540)	$(1,702,110)	(1,321,053)	$(8,124,299)
Service Class	(1,149,390)	(6,293,830)	(5,238,301)	(26,068,646)
	(1,465,930)	$(7,995,940)	(6,559,354)	$(34,192,945)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,413 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,286,982	49,978,683	(49,671,655)	3,594,010

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,777	$3,594,010

23

MFS High Yield Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

24

MFS® Bond Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

BDS-SEM

MFS® BOND PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Bond Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	56.6%
High Yield Corporates	29.0%
Emerging Markets Bonds	5.2%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Debt Obligations	0.5%
Floating Rate Loans	0.4%
Asset-Backed Securities	0.2%
Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	5.5%
A	14.3%
BBB	44.1%
BB	25.4%
B	4.9%
CCC	0.5%
Cash & Other (NR)	3.4%
U.S. Agency (NR) (o)	0.0%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	7.9 yrs.

(a)	The rating categories (e.g., AAA) include: (1) debt securities and fixed income structured products which have long-term public ratings; and (2) credit default swaps for which the underlying security has a long-term public rating. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Bond Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.72%	$1,000.00	$1,052.61	$3.66
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,051.37	$4.93
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.6%
Aerospace – 1.2%
BE Aerospace, Inc., 8.5%, 2018	$1,170,000	$1,228,500
Bombardier, Inc., 7.75%, 2020 (z)	1,315,000	1,364,312

		$2,592,812

Airlines – 1.2%
American Airlines Pass-Through Trust, 6.817%, 2011	$1,169,000	$1,169,000
Continental Airlines, Inc., 7.25%, 2019	375,000	399,375
Delta Air Lines, Inc., 7.57%, 2010	1,045,000	1,058,062

		$2,626,437

Asset-Backed & Securitized – 5.4%
Anthracite Ltd., “A” CDO, FRN, 0.707%, 2019 (z)	$559,056	$402,520
ARCap REIT, Inc., CDO, “G”, 6.083%, 2045 (z)	350,000	35,875
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	363,365	149,634
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	221,800	221,800
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	499,483
Commercial Mortgage Acceptance Corp., FRN, 1.846%, 2030 (i)	1,301,089	72,428
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	397,355	387,614
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	449,239
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	435,202	374,274
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	609,749	623,540
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	166,100
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	1,835,424	148,853
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	355,863	373,266
GMAC LLC, FRN, 6.02%, 2033 (z)	800,000	780,612
GMAC LLC, FRN, 7.911%, 2034 (n)	825,000	764,156
Greenwich Capital Commercial Funding Corp., FRN, 6.085%, 2038	350,000	301,216
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	996,817
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.551%, 2042 (n)	765,072	291,848
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	1,195,039	1,169,187
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	1,410,000	1,441,982
KKR Financial CLO Ltd., “C”, FRN, 1.885%, 2021 (n)	505,395	348,723
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.049%, 2030 (i)	1,539,902	40,739

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	$234,000	$62,981
Morgan Stanley Capital I, Inc., 5.72%, 2032	10,182	10,308
Morgan Stanley Capital I, Inc., FRN, 1.133%, 2030 (i)(n)	3,423,959	138,289
Mortgage Capital Funding, Inc., FRN, 1.866%, 2031 (i)	50,378	18
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	799,196
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013 (z)	567,000	520,399
Spirit Master Funding LLC, 5.05%, 2023 (z)	380,929	331,500

		$11,902,597

Automotive – 0.2%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$536,548

Broadcasting – 1.4%
CBS Corp., 5.75%, 2020	$440,000	$472,263
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,104,000	1,128,840
News America, Inc., 8.5%, 2025	770,000	952,888
WPP Finance, 8%, 2014	366,000	429,120

		$2,983,111

Brokerage & Asset Managers – 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$855,000	$887,299

Building – 1.3%
Hanson PLC, 7.875%, 2010	$380,000	$380,950
Mohawk Industries, Inc., 6.875%, 2016	1,530,000	1,556,775
Owens Corning, Inc., 6.5%, 2016	760,000	808,632

		$2,746,357

Cable TV – 3.1%
Cablevision Systems Corp., 8%, 2020	$1,105,000	$1,118,812
Cox Communications, Inc., 4.625%, 2013	994,000	1,059,850
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	291,031
DIRECTV Holdings LLC, 7.625%, 2016	1,000,000	1,086,250
DIRECTV Holdings LLC, 5.875%, 2019	490,000	535,269
TCI Communications, Inc., 9.8%, 2012	439,000	491,132
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,045,332
Time Warner Cable, Inc., 5%, 2020	860,000	879,471
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	330,181

		$6,837,328

Chemicals – 2.5%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,568,040
Dow Chemical Co., 8.55%, 2019	1,636,000	2,002,649
Dow Chemical Co., 9.4%, 2039	364,000	506,248
Nalco Co., 8.25%, 2017 (z)	1,283,000	1,327,905

		$5,404,842

5

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – 1.0%
Seagate Technology HDD Holdings, 6.375%, 2011	$2,070,000	$2,121,750

Conglomerates – 0.3%
Kennametal, Inc., 7.2%, 2012	$526,000	$559,165

Construction – 0.8%
D.R. Horton, Inc., 7.875%, 2011	$1,755,000	$1,833,975

Consumer Products – 2.8%
Clorox Co., 5%, 2013	$700,000	$761,027
Hasbro, Inc., 6.125%, 2014	1,370,000	1,458,365
Hasbro, Inc., 6.35%, 2040	530,000	539,939
Newell Rubbermaid, Inc., 5.5%, 2013	1,702,000	1,823,809
Whirlpool Corp., 8%, 2012	1,465,000	1,602,662

		$6,185,802

Consumer Services – 0.9%
Service Corp. International, 7.375%, 2014	$820,000	$836,400
Western Union Co., 5.4%, 2011	1,133,000	1,194,278

		$2,030,678

Containers – 0.9%
Crown Americas LLC, 7.625%, 2017 (n)	$956,000	$989,460
Owens-Illinois, Inc., 7.375%, 2016	850,000	886,125

		$1,875,585

Defense Electronics – 0.7%
L-3 Communications Corp., 6.375%, 2015	$1,479,000	$1,479,000

Electronics – 1.5%
Flextronics International Ltd., 6.25%, 2014	$1,800,000	$1,786,500
Tyco Electronics Group S.A., 6.55%, 2017	360,000	413,428
Tyco Electronics Group S.A., 7.125%, 2037	897,000	1,015,140

		$3,215,068

Emerging Market Quasi-Sovereign – 1.1%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$344,000	$368,510
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	445,319
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	403,000	493,191
KazMunaiGaz Finance B.V., 9.125%, 2018	225,000	258,188
Majapahit Holding B.V., 7.75%, 2020 (n)	589,000	644,955
Qtel International Finance Ltd., 7.875%, 2019 (n)	184,000	212,763

		$2,422,926

Energy – Independent – 3.7%
Anadarko Petroleum Corp., 6.45%, 2036	$200,000	$159,096
Anadarko Petroleum Corp., 6.2%, 2040	750,000	593,386
Newfield Exploration Co., 6.625%, 2016	1,100,000	1,105,500
Nexen, Inc., 6.4%, 2037	652,000	679,915
Nexen, Inc., 7.5%, 2039	500,000	585,970
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,105,567
Pioneer Natural Resources Co., 7.5%, 2020	518,000	533,849
Questar Market Resources, Inc., 6.8%, 2020	699,000	726,475
Southwestern Energy Co., 7.5%, 2018	1,851,000	1,966,688
Talisman Energy, Inc., 7.75%, 2019	590,000	724,332

		$8,180,778

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.6%
Hess Corp., 8.125%, 2019	$440,000	$548,485
Royal Dutch Shell PLC, 3.1%, 2015	830,000	842,844

		$1,391,329

Financial Institutions – 2.3%
CIT Group, Inc., 10.25%, 2017	$1,520,628	$1,558,644
General Electric Capital Corp., 3.75%, 2014	413,000	422,492
General Electric Capital Corp., 5.5%, 2020	470,000	496,675
GMAC, Inc., 7.25%, 2011	609,000	618,896
GMAC, Inc., 8.3%, 2015 (z)	780,000	789,750
International Lease Finance Corp., 6.375%, 2013	453,000	424,688
International Lease Finance Corp., 5.875%, 2013	606,000	559,035
International Lease Finance Corp., 8.75%, 2017 (n)	90,000	85,275

		$4,955,455

Food & Beverages – 5.7%
Anheuser-Busch InBev, 7.2%, 2014 (n)	$1,280,000	$1,471,789
Anheuser-Busch InBev, 7.75%, 2019 (n)	610,000	740,395
Del Monte Foods Co., 7.5%, 2019 (n)	1,485,000	1,518,412
Diageo Capital PLC, 5.5%, 2016	1,070,000	1,198,000
Kraft Foods, Inc., 6.125%, 2018	920,000	1,048,339
Kraft Foods, Inc., 6.5%, 2040	816,000	912,556
Miller Brewing Co., 5.5%, 2013 (n)	1,724,000	1,886,047
Tyson Foods, Inc., 7.85%, 2016	1,800,000	1,957,500
Wm. Wrigley Jr. Co., 3.05%, 2013 (z)	1,797,000	1,806,808

		$12,539,846

Food & Drug Stores – 0.5%
CVS Caremark Corp., 3.25%, 2015	$296,000	$300,664
CVS Caremark Corp., 5.75%, 2017	664,000	738,688

		$1,039,352

Forest & Paper Products – 1.0%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$1,061,000	$1,076,915
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,000,000	1,020,000

		$2,096,915

Gaming & Lodging – 0.7%
Wyndham Worldwide Corp., 6%, 2016	$1,530,000	$1,484,360

Insurance – 2.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$792,000	$558,360
Lincoln National Corp., 7%, 2040	780,000	821,531
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	648,943
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	401,940
Prudential Financial, Inc., 4.75%, 2015	631,000	651,463
Prudential Financial, Inc., 5.375%, 2020	470,000	476,005
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,423,170

		$4,981,412

6

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Health – 0.4%
Humana, Inc., 7.2%, 2018	$754,000	$841,675

Insurance – Property & Casualty – 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$887,019
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	182,063
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	267,840
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	801,920

		$2,138,842

Machinery & Tools – 1.0%
Case New Holland, Inc., 7.75%, 2013	$1,602,000	$1,638,045
Case New Holland, Inc., 7.875%, 2017 (z)	610,000	614,575

		$2,252,620

Major Banks – 9.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$320,000	$216,000
Banco Santander Chile, 2.875%, 2012 (n)	1,047,000	1,038,829
Bank of America Corp., 5.65%, 2018	580,000	594,391
Bank of America Corp., 7.625%, 2019	990,000	1,134,053
Bank of America Corp., 8% to 2018, FRN to 2049	533,000	514,841
Barclays Bank PLC, 5.125%, 2020	970,000	964,864
BB&T Corp., 3.95%, 2016	500,000	513,059
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	609,000
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	415,218
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,394,932
Credit Suisse (USA), Inc., 6%, 2018	180,000	187,824
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,135,477
Goldman Sachs Group, Inc., 7.5%, 2019	1,927,000	2,153,960
JPMorgan Chase & Co., 6%, 2017	1,000,000	1,088,962
JPMorgan Chase Capital XXVII, 7%, 2039	960,000	976,260
Macquarie Group Ltd., 6%, 2020 (n)	1,000,000	1,013,510
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	534,570
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	360,636
Morgan Stanley, 5.75%, 2016	906,000	912,723
Morgan Stanley, 6.625%, 2018	701,000	734,742
Morgan Stanley, 7.3%, 2019	540,000	580,726
PNC Funding Corp., 5.625%, 2017	1,095,000	1,164,941
Santander UK PLC, 3.875%, 2014 (n)	413,000	407,784
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	804,195
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	510,000	508,993
Wachovia Corp., 6.605%, 2025	1,270,000	1,322,791
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	348,000	358,440

		$21,641,721

Medical & Health Technology & Services – 2.3%
CareFusion Corp., 6.375%, 2019	$340,000	$388,392
DaVita, Inc., 7.25%, 2015	1,400,000	1,400,000
HCA, Inc., 8.75%, 2010	948,000	953,925

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Hospira, Inc., 5.55%, 2012	$210,000	$223,598
Hospira, Inc., 6.05%, 2017	906,000	1,020,048
McKesson Corp., 5.7%, 2017	770,000	870,661
McKesson Corp., 7.5%, 2019	120,000	148,843

		$5,005,467

Metals & Mining – 5.5%
ArcelorMittal, 6.125%, 2018	$750,000	$784,411
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	2,252,000	2,443,420
Gerdau Holdings, Inc., 7%, 2020 (n)	339,000	345,780
International Steel Group, Inc., 6.5%, 2014	945,000	1,011,405
Peabody Energy Corp., 5.875%, 2016	500,000	490,625
Peabody Energy Corp., 7.375%, 2016	710,000	739,288
Peabody Energy Corp., “B”, 6.875%, 2013	850,000	856,375
Southern Copper Corp., 6.75%, 2040	911,000	900,503
Teck Resources Ltd., 10.25%, 2016	1,974,000	2,329,320
Vale Overseas Ltd., 6.875%, 2039	2,018,000	2,108,201

		$12,009,328

Mortgage-Backed – 0.1%
Fannie Mae, 7.5%, 2030-2031	$70,932	$80,863
Freddie Mac, 5%, 2025	39,235	39,421

		$120,284

Natural Gas – Pipeline – 4.3%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,584,742
El Paso Pipeline Partners LP, 6.5%, 2020	940,000	960,061
Energy Transfer Partners LP, 8.5%, 2014	1,252,000	1,450,586
Energy Transfer Partners LP, 9.7%, 2019	480,000	579,963
Enterprise Products Operating LP, 5.65%, 2013	354,000	384,013
Enterprise Products Partners LP, 6.3%, 2017	540,000	604,057
Enterprise Products Partners LP, FRN, 8.375%, 2066	506,000	505,367
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	421,090
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	433,637
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	642,776
Rockies Express Pipeline, 5.625%, 2020 (n)	697,000	662,930
Spectra Energy Capital LLC, 8%, 2019	942,000	1,132,997

		$9,362,219

Network & Telecom – 2.7%
CenturyTel, Inc., 7.6%, 2039	$870,000	$824,766
Qwest Corp., 7.875%, 2011	1,010,000	1,050,400
Qwest Corp., 8.375%, 2016	70,000	76,475
Telefonica Emisiones S.A.U., 5.134%, 2020	650,000	651,490
Telefonica Europe B.V., 7.75%, 2010	981,000	993,270
Telemar Norte Leste S.A., 9.5%, 2019 (n)	321,000	384,398
Verizon New York, Inc., 6.875%, 2012	51,000	55,109
Windstream Corp., 8.625%, 2016	1,800,000	1,813,500

		$5,849,408

7

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$715,000	$973,194

Other Banks & Diversified Financials – 4.4%
American Express Centurion Bank, 5.55%, 2012	$590,000	$634,199
American Express Co., 8.125%, 2019	320,000	397,310
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	833,160
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,248,411
Capital One Financial Corp., 10.25%, 2039	510,000	538,050
Citigroup, Inc., 6.125%, 2018	635,000	662,738
Citigroup, Inc., 8.5%, 2019	928,000	1,106,291
Discover Bank, 7%, 2020	660,000	666,422
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	233,000	229,874
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	368,449
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	721,000	681,393
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	469,053
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,151,328
VTB Capital S.A., 6.465%, 2015 (n)	541,000	541,000

		$9,527,678

Pharmaceuticals – 0.2%
Mylan Laboratories, Inc., 7.625%, 2017 (z)	$457,000	$466,140

Pollution Control – 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,209,900
Republic Services, Inc., 5.25%, 2021 (n)	860,000	904,849

		$2,114,749

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$280,177

Railroad & Shipping – 0.2%
CSX Corp., 7.375%, 2019	$165,000	$202,103
Kansas City Southern, 7.375%, 2014	330,000	335,775

		$537,878

Real Estate – 2.3%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,027,000	$1,045,746
Liberty Property LP, REIT, 5.5%, 2016	660,000	684,811
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	483,718
Simon Property Group, Inc., REIT, 10.35%, 2019	1,500,000	1,996,583
WEA Finance LLC, REIT, 6.75%, 2019 (n)	740,000	822,477

		$5,033,335

Retailers – 1.3%
Limited Brands, Inc., 7%, 2020	$880,000	$886,600
Macy’s, Inc., 6.625%, 2011	1,236,000	1,262,265
Staples, Inc., 7.75%, 2011	370,000	386,677
Staples, Inc., 9.75%, 2014	335,000	410,937

		$2,946,479

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$986,699

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031	$360,000	$492,038

Supranational – 0.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$433,000	$456,815

Telecommunications – Wireless – 3.2%
American Tower Corp., 4.625%, 2015	$1,770,000	$1,841,219
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,015,200
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,048,164
Rogers Cable, Inc., 5.5%, 2014	364,000	401,927
Rogers Wireless, Inc., 7.25%, 2012	535,000	598,590
SBA Communications Corp., 8.25%, 2019 (n)	1,850,000	1,947,125
Vodafone Group PLC, 5.625%, 2017	201,000	220,452

		$7,072,677

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$540,000	$575,672

Tobacco – 3.2%
Altria Group, Inc., 9.7%, 2018	$414,000	$524,281
Altria Group, Inc., 9.95%, 2038	1,510,000	1,983,784
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	786,257
Lorillard Tobacco Co., 8.125%, 2019	1,420,000	1,574,855
Reynolds American, Inc., 7.25%, 2012	881,000	947,198
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,191,727

		$7,008,102

Transportation – Services – 0.8%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$225,136
Erac USA Finance Co., 7%, 2037 (n)	1,509,000	1,644,356

		$1,869,492

Utilities – Electric Power – 5.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$666,344
Beaver Valley Funding Corp., 9%, 2017	529,000	590,301
CenterPoint Energy, Inc., 5.95%, 2017	800,000	865,171
CMS Energy Corp., 6.25%, 2020	995,000	946,640
DPL, Inc., 6.875%, 2011	614,000	649,948
Duke Energy Corp., 5.65%, 2013	930,000	1,025,426
EDP Finance B.V., 6%, 2018 (n)	1,410,000	1,388,660
Enel Finance International S.A., 5.125%, 2019 (n)	390,000	391,737
Enel Finance International S.A., 6%, 2039 (n)	900,000	865,881
Enersis S.A., 7.375%, 2014	686,000	771,367
Exelon Generation Co. LLC, 5.2%, 2019	200,000	212,757
Exelon Generation Co. LLC, 6.25%, 2039	800,000	854,556
Firstenergy Solutions Corp., 6.05%, 2021	500,000	509,972
NiSource Finance Corp., 7.875%, 2010	773,000	789,984
Oncor Electric Delivery Co., 6.8%, 2018	561,000	658,534

8

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PSEG Power LLC, 5.32%, 2016 (n)	$288,000	$310,369
System Energy Resources, Inc., 5.129%, 2014 (z)	362,809	370,370
Waterford 3 Funding Corp., 8.09%, 2017	681,001	708,636

		$12,576,653

Total Bonds (Identified Cost, $199,544,486)		$207,050,069

FLOATING RATE LOANS (g)(r) – 0.4%
Automotive – 0.4%
Ford Motor Co., Term Loan, 3.33%, 2013 (Identified Cost, $804,660)	$865,586	$816,897

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 3.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	7,438,975	$7,438,975

Total Investments (Identified Cost, $207,788,121)		$215,305,941

OTHER ASSETS, LESS LIABILITIES – 1.6%		3,460,601

Net Assets – 100.0%		$218,766,542

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,163,217, representing 17.9% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.083%, 2045	9/21/04	$330,269	$35,875
Anthracite Ltd., “A” CDO, FRN, 0.707%, 2019	1/15/10	392,432	402,520
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	363,365	149,634
Bombardier, Inc., 7.75%, 2020	3/15/10	1,315,000	1,364,312
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	222,072	221,800
Case New Holland, Inc., 7.875%, 2017	6/22/10	611,280	614,575
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	350,405	374,274
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	601,728	623,540
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	410,495	166,100
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	483,834	148,853
GMAC LLC, FRN, 6.02%, 2033	3/20/02	798,134	780,612
GMAC, Inc., 8.3%, 2015	2/09/10	774,147	789,750
Mylan Laboratories, Inc., 7.625%, 2017	5/12/10	456,874	466,140
Nalco Co., 8.25%, 2017	12/17/09-12/18/09	1,365,219	1,327,905
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	799,196
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013	12/06/04	588,392	520,399
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	376,913	331,500
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	362,892	370,370
Wm. Wrigley Jr. Co., 3.05%, 2013	6/30/10	1,811,007	1,806,808
Total Restricted Securities			$11,294,163
% of Net Assets			5.2%

9

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/10

Swap Agreements at 6/30/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(527,023)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 0.484%, 10/06/10, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

10

MFS Bond Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $200,349,146)	$207,866,966
Underlying funds, at cost and value	7,438,975
Total investments, at value (identified cost, $207,788,121)	$215,305,941
Cash	20
Restricted cash	550,000
Receivables for
Investments sold	3,517,840
Fund shares sold	519,021
Interest	3,214,626
Other assets	3,726
Total assets		$223,111,174
Liabilities
Payables for
Investments purchased	$3,750,906
Fund shares reacquired	70
Swaps, at value	527,023
Payable to affiliates
Investment adviser	7,164
Distribution and/or service fees	1,681
Administrative services fee	418
Payable for Trustees’ compensation	3,647
Accrued expenses and other liabilities	53,723
Total liabilities		$4,344,632
Net assets		$218,766,542
Net assets consist of
Paid-in capital	$214,233,734
Unrealized appreciation (depreciation) on investments	6,990,797
Accumulated net realized gain (loss) on investments	(8,328,301)
Undistributed net investment income	5,870,312
Net assets		$218,766,542
Shares of beneficial interest outstanding		20,141,338

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$95,359,931	8,744,050	$10.91
Service Class	123,406,611	11,397,288	10.83

See Notes to Financial Statements

11

MFS Bond Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$6,163,993
Dividends	4,547
Dividends from underlying funds	5,143
Foreign taxes withheld	(1,203)
Total investment income		$6,172,480
Expenses
Management fee	$605,953
Distribution and/or service fees	135,585
Administrative services fee	36,527
Trustees’ compensation	12,744
Custodian fee	23,052
Shareholder communications	9,592
Auditing fees	28,534
Legal fees	3,968
Miscellaneous	10,809
Total expenses		$866,764
Fees paid indirectly	(158)
Net expenses		$866,606
Net investment income		$5,305,874
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$2,529,879
Swap transactions	4,600
Net realized gain (loss) on investments		$2,534,479
Change in unrealized appreciation (depreciation)
Investments	$2,159,284
Swap transactions	38,400
Net unrealized gain (loss) on investments		$2,197,684
Net realized and unrealized gain (loss) on investments		$4,732,163
Change in net assets from operations		$10,038,037

See Notes to Financial Statements

12

MFS Bond Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited	)	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$5,305,874		$8,888,041
Net realized gain (loss) on investments	2,534,479		81,297
Net unrealized gain (loss) on investments	2,197,684		27,975,865
Change in net assets from operations	$10,038,037		$36,945,203
Distributions declared to shareholders
From net investment income	$(9,040,106)		$(9,101,368)
Change in net assets from fund share transactions	$29,231,153		$38,151,700
Total change in net assets	$30,229,084		$65,995,535
Net assets
At beginning of period	188,537,458		122,541,923
At end of period (including undistributed net investment income of $5,870,312 and $9,604,544, respectively)	$218,766,542		$188,537,458

See Notes to Financial Statements

13

MFS Bond Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$10.84		$9.11	$10.89	$11.19	$11.40	$12.15
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.59	$0.57	$0.60	$0.59	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		1.81	(1.64)	(0.21)	(0.04)	(0.39)
Total from investment operations	$0.57		$2.40	$(1.07)	$0.39	$0.55	$0.20
Less distributions declared to shareholders
From net investment income	$(0.50)		$(0.67)	$(0.71)	$(0.69)	$(0.69)	$(0.74)
From net realized gain on investments	—		—	—	—	(0.07)	(0.21)
Total distributions declared to shareholders	$(0.50)		$(0.67)	$(0.71)	$(0.69)	$(0.76)	$(0.95)
Net asset value, end of period	$10.91		$10.84	$9.11	$10.89	$11.19	$11.40
Total return (%) (k)(s)	5.26	(n)	27.96	(10.53)	3.53	5.20	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.72	(a)	0.74	0.74	0.71	0.71	0.72
Net investment income	5.38	(a)	5.93	5.64	5.50	5.32	5.05
Portfolio turnover	33		71	46	42	47	52
Net assets at end of period (000 omitted)	$95,360		$92,244	$70,504	$105,554	$120,991	$143,680

See Notes to Financial Statements

14

MFS Bond Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$10.76		$9.04	$10.81	$11.11	$11.33	$12.07
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.56	$0.54	$0.57	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		1.80	(1.63)	(0.21)	(0.05)	(0.38)
Total from investment operations	$0.55		$2.36	$(1.09)	$0.36	$0.51	$0.18
Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.64)	$(0.68)	$(0.66)	$(0.66)	$(0.71)
From net realized gain on investments	—		—	—	—	(0.07)	(0.21)
Total distributions declared to shareholders	$(0.48)		$(0.64)	$(0.68)	$(0.66)	$(0.73)	$(0.92)
Net asset value, end of period	$10.83		$10.76	$9.04	$10.81	$11.11	$11.33
Total return (%) (k)(s)	5.14	(n)	27.66	(10.77)	3.28	4.87	1.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.97	(a)	0.99	0.99	0.96	0.96	0.97
Net investment income	5.13	(a)	5.64	5.39	5.25	5.07	4.81
Portfolio turnover	33		71	46	42	47	52
Net assets at end of period (000 omitted)	$123,407		$96,293	$52,038	$77,588	$76,471	$75,776

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

MFS Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

16

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,879,741	$—	$2,879,741
Corporate Bonds	—	153,923,101	—	153,923,101
Residential Mortgage-Backed Securities	—	120,284	—	120,284
Commercial Mortgage-Backed Securities	—	10,369,772	—	10,369,772
Asset-Backed Securities (including CDOs)	—	1,532,825	—	1,532,825
Foreign Bonds	—	38,224,346	—	38,224,346
Floating Rate Loans	—	816,897	—	816,897
Mutual Funds	7,438,975	—	—	7,438,975
Total Investments	$7,438,975	$207,866,966	$—	$215,305,941

Other Financial Instruments
Swaps	$—	$(527,023)	$—	$(527,023)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Credit Contracts	Credit Default Swaps	$—	$(527,023)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$4,600

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$38,400

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if

17

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of June 30, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $910,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

18

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$9,101,368

19

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$208,988,438
Gross appreciation	10,208,171
Gross depreciation	(3,890,668)
Net unrealized appreciation (depreciation)	$6,317,503

As of 12/31/09
Undistributed ordinary income	9,038,818
Capital loss carryforwards	(9,694,371)
Net unrealized appreciation (depreciation)	4,190,430

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(2,113,205)
12/31/15	(1,256,685)
12/31/16	(5,876,744)
12/31/17	(447,737)
$(9,694,371)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$4,170,932	$5,289,494
Service Class	4,869,174	3,811,874
Total	$9,040,106	$9,101,368

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders. For the six months ended June 30, 2010, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

20

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0361% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,600 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$206,285
Investments (non-U.S. Government securities)	$86,755,374	$63,832,971

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	419,800	$4,607,383	1,165,319	$11,304,830
Service Class	2,445,247	26,664,874	3,840,207	37,713,447
	2,865,047	$31,272,257	5,005,526	$49,018,277
Shares issued to shareholders in reinvestment of distributions
Initial Class	383,710	$4,170,932	593,658	$5,289,494
Service Class	451,267	4,869,174	430,234	3,811,874
	834,977	$9,040,106	1,023,892	$9,101,368
Shares reacquired
Initial Class	(567,308)	$(6,256,607)	(989,878)	$(9,727,338)
Service Class	(444,389)	(4,824,603)	(1,078,796)	(10,240,607)
	(1,011,697)	$(11,081,210)	(2,068,674)	$(19,967,945)
Net change
Initial Class	236,202	$2,521,708	769,099	$6,866,986
Service Class	2,452,125	26,709,445	3,191,645	31,284,714
	2,688,327	$29,231,153	3,960,744	$38,151,700

21

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,187 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	5,163,314	55,546,595	(53,270,934)	7,438,975

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,143	$7,438,975

22

MFS Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

23

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II
Semiannual report

6/30/10
GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	51.9%
U.S. Treasury Securities	25.6%
U.S. Government Agencies	9.5%
Municipal Bonds	3.1%
Commercial Mortgage-Backed Securities	1.4%
High Grade Corporates	0.6%

Composition including fixed income credit quality (a)(i)
AAA	34.3%
AA	2.6%
Cash & Other (NR)	7.8%
U.S. Agency (NR)	55.3%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	5.9 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.64%	$1,000.00	$1,048.31	$3.25
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
Service Class	Actual	0.89%	$1,000.00	$1,046.52	$4.52
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 91.8%
Agency – Other – 4.7%
Financing Corp., 9.4%, 2018	$5,475,000	$7,760,796
Financing Corp., 9.8%, 2018	7,760,000	11,096,715
Financing Corp., 10.35%, 2018	3,415,000	5,140,456
Financing Corp., STRIPS, 0%, 2017	8,940,000	7,036,763

		$31,034,730

Asset-Backed & Securitized – 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,709,000	$1,659,872
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	3,445,785	3,361,314
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	2,026,008	1,982,181
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	1,981,480	2,026,425

		$9,029,792

Local Authorities – 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,045,000	$2,159,500
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	325,408
University of California Rev. (Build America Bonds), 5.77%, 2043	1,220,000	1,247,291

		$3,732,199

Mortgage-Backed – 51.7%
Fannie Mae, 6.022%, 2010	$400,000	$406,253
Fannie Mae, 5.503%, 2011	649,000	681,615
Fannie Mae, 6.088%, 2011	1,020,000	1,062,525
Fannie Mae, 4.73%, 2012	872,913	926,858
Fannie Mae, 4.79%, 2012 - 2015	1,212,985	1,306,922
Fannie Mae, 4.791%, 2012	397,646	420,404
Fannie Mae, 6.005%, 2012	265,414	280,110
Fannie Mae, 4.517%, 2013	788,592	834,764
Fannie Mae, 4.542%, 2013	1,407,577	1,495,500
Fannie Mae, 4.845%, 2013	1,672,354	1,790,781
Fannie Mae, 5.06%, 2013	850,732	897,744
Fannie Mae, 5.145%, 2013	2,405,773	2,602,229
Fannie Mae, 5.371%, 2013	1,520,970	1,616,854
Fannie Mae, 4.589%, 2014	1,047,368	1,124,339
Fannie Mae, 4.6%, 2014	811,571	870,469
Fannie Mae, 4.61%, 2014	3,170,056	3,402,941
Fannie Mae, 4.77%, 2014	695,722	752,688
Fannie Mae, 4.82%, 2014	713,284	777,442
Fannie Mae, 4.841%, 2014	4,722,960	5,099,436
Fannie Mae, 4.872%, 2014	3,030,930	3,244,890
Fannie Mae, 4.88%, 2014 - 2020	879,062	958,785
Fannie Mae, 5.1%, 2014	877,635	957,439

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.56%, 2015	$1,050,493	$1,130,683
Fannie Mae, 4.62%, 2015	1,467,450	1,583,153
Fannie Mae, 4.665%, 2015	710,040	767,859
Fannie Mae, 4.69%, 2015	579,296	626,753
Fannie Mae, 4.7%, 2015	1,051,503	1,138,490
Fannie Mae, 4.74%, 2015	665,970	722,390
Fannie Mae, 4.78%, 2015	923,968	1,005,060
Fannie Mae, 4.81%, 2015	927,815	1,016,318
Fannie Mae, 4.815%, 2015	824,000	896,942
Fannie Mae, 4.85%, 2015	581,058	632,137
Fannie Mae, 4.856%, 2015	315,232	341,848
Fannie Mae, 4.87%, 2015	611,842	666,309
Fannie Mae, 4.89%, 2015	691,337	753,567
Fannie Mae, 4.922%, 2015	2,333,017	2,547,671
Fannie Mae, 4.997%, 2015	161,771	177,486
Fannie Mae, 5.466%, 2015	3,082,619	3,407,489
Fannie Mae, 4.5%, 2016 - 2029	19,070,594	20,269,761
Fannie Mae, 5.157%, 2016	1,467,162	1,625,746
Fannie Mae, 5.424%, 2016	1,907,216	2,113,503
Fannie Mae, 5.724%, 2016	1,593,569	1,764,837
Fannie Mae, 6.5%, 2016 - 2037	7,465,488	8,289,929
Fannie Mae, 4.989%, 2017	3,466,055	3,774,913
Fannie Mae, 5.5%, 2017 - 2038	68,659,427	73,823,785
Fannie Mae, 6%, 2017 - 2037	13,649,432	14,790,698
Fannie Mae, 5.16%, 2018	1,429,788	1,581,530
Fannie Mae, 5.68%, 2018	476,692	525,469
Fannie Mae, 4.67%, 2019	525,000	566,562
Fannie Mae, 4.83%, 2019	396,771	432,469
Fannie Mae, 4.874%, 2019	2,397,122	2,631,696
Fannie Mae, 5%, 2019 - 2039	27,340,699	29,021,446
Fannie Mae, 5.05%, 2019	331,878	366,205
Fannie Mae, 5.6%, 2019	620,988	687,831
Fannie Mae, 7.5%, 2022 - 2031	709,623	807,886
Freddie Mac, 4.375%, 2015	1,082,149	1,107,430
Freddie Mac, 4.5%, 2015 - 2028	7,330,423	7,639,289
Freddie Mac, 5%, 2016-2039	17,346,627	18,256,156
Freddie Mac, 4.186%, 2019	814,000	843,711
Freddie Mac, 5.085%, 2019	2,879,000	3,150,889
Freddie Mac, 4.224%, 2020	1,758,821	1,822,324
Freddie Mac, 4.251%, 2020	1,330,000	1,382,649
Freddie Mac, 6%, 2021 - 2038	24,722,724	27,061,271
Freddie Mac, 5.5%, 2022 - 2036	36,122,077	38,686,279
Freddie Mac, 5.25%, 2026	877,156	885,372
Freddie Mac, 6.5%, 2032 - 2037	4,014,854	4,442,936
Ginnie Mae, 4%, 2032	250,789	257,205
Ginnie Mae, 5.5%, 2033 - 2038	13,116,965	14,233,206
Ginnie Mae, 4.5%, 2039 - 2040	4,329,342	4,519,698
Ginnie Mae, 5.612%, 2058	4,873,664	5,288,632
Ginnie Mae, 6.357%, 2058	2,864,177	3,161,335

		$344,737,791

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Municipals – 3.0%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$2,185,000	$2,635,766
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	6,165,000	7,222,852
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	3,518,406
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	2,125,000	2,516,680
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,445,000	2,994,318
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	1,020,000	1,202,345

		$20,090,367

U.S. Government Agencies and Equivalents – 4.7%
Aid-Egypt, 4.45%, 2015	$2,827,000	$3,115,608
Empresa Energetica Cornito Ltd., 6.07%, 2010	703,000	707,612
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,642,640
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	473,000	456,147
Small Business Administration, 6.35%, 2021	1,157,803	1,257,629
Small Business Administration, 6.34%, 2021	1,158,835	1,259,534
Small Business Administration, 6.44%, 2021	1,408,753	1,534,900
Small Business Administration, 6.625%, 2021	1,688,299	1,841,953
Small Business Administration, 6.07%, 2022	1,375,600	1,493,370
Small Business Administration, 4.98%, 2023	1,164,361	1,233,298
Small Business Administration, 4.77%, 2024	2,030,726	2,159,183
Small Business Administration, 5.52%, 2024	1,603,711	1,725,321
Small Business Administration, 5.11%, 2025	1,530,760	1,637,323
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,343,230
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,173,000	1,177,110

		$31,584,858

Issuer	Shares/Par	Value ($)
BONDS – continued

U.S. Treasury Obligations – 25.8%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$163,180
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,726,719
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,477,915
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,539,166
U.S. Treasury Bonds, 5.25%, 2029	16,681,000	20,074,549
U.S. Treasury Bonds, 5%, 2037	488,000	581,635
U.S. Treasury Bonds, 4.375%, 2038	348,000	376,275
U.S. Treasury Bonds, 4.5%, 2039	4,374,300	4,817,880
U.S. Treasury Notes, 0.75%, 2011	28,000,000	28,105,000
U.S. Treasury Notes, 3.125%, 2013 (f)	28,438,000	30,277,597
U.S. Treasury Notes, 1.875%, 2014	15,090,000	15,362,329
U.S. Treasury Notes, 4%, 2015	6,108,000	6,741,229
U.S. Treasury Notes, 3.75%, 2018	43,295,000	46,650,363
U.S. Treasury Notes, 6.375%, 2027	6,594,000	8,883,358

		$171,777,195

Total Bonds (Identified Cost, $575,336,031)		$611,986,932

MONEY MARKET FUNDS (v) – 8.5%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	56,900,113	$56,900,113

Total Investments (Identified Cost, $632,236,144)		$668,887,045

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(2,130,183)

Net Assets – 100.0%		$666,756,862

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,098,787, representing 0.9% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

6

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond Futures 30 yr (Short)	USD	18	$2,295,000	September-2010	$(63,485)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $575,336,031)	$611,986,932
Underlying funds, at cost and value	56,900,113
Total investments, at value (identified cost, $632,236,144)	$668,887,045
Receivables for
Fund shares sold	155,091
Interest	4,200,522
Other assets	12,426
Total assets		$673,255,084
Liabilities
Payables for
Daily variation margin on open futures contracts	$6,750
Investments purchased	5,925,610
Fund shares reacquired	433,615
Payable to affiliates
Investment adviser	20,096
Distribution and/or service fees	5,817
Administrative services fee	1,242
Payable for Trustees’ compensation	13,312
Accrued expenses and other liabilities	91,780
Total liabilities		$6,498,222
Net assets		$666,756,862
Net assets consist of
Paid-in capital	$623,066,830
Unrealized appreciation (depreciation) on investments	36,587,416
Accumulated net realized gain (loss) on investments	(4,031,201)
Undistributed net investment income	11,133,817
Net assets		$666,756,862
Shares of beneficial interest outstanding		50,408,405

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$242,066,037	18,232,054	$13.28
Service Class	424,690,825	32,176,351	13.20

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$13,765,023
Dividends from underlying funds	41,058
Total investment income		$13,806,081
Expenses
Management fee	$1,836,102
Distribution and/or service fees	529,543
Administrative services fee	117,337
Trustees’ compensation	45,162
Custodian fee	64,188
Shareholder communications	20,768
Auditing fees	23,681
Legal fees	3,720
Miscellaneous	25,893
Total expenses		$2,666,394
Fees paid indirectly	(7)
Net expenses		$2,666,387
Net investment income		$11,139,694
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,668,187
Futures contracts	(30,313)
Net realized gain (loss) on investments		$1,637,874
Change in unrealized appreciation (depreciation)
Investments	$18,060,359
Futures contracts	(40,334)
Net unrealized gain (loss) on investments		$18,020,025
Net realized and unrealized gain (loss) on investments		$19,657,899
Change in net assets from operations		$30,797,593

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$11,139,694	$21,895,224
Net realized gain (loss) on investments	1,637,874	2,976,893
Net unrealized gain (loss) on investments	18,020,025	499,119
Change in net assets from operations	$30,797,593	$25,371,236
Distributions declared to shareholders
From net investment income	$(23,390,231)	$(26,160,014)
Change in net assets from fund share transactions	$(8,046,425)	$130,962,885
Total change in net assets	$(639,063)	$130,174,107
Net assets
At beginning of period	667,395,925	537,221,818
At end of period (including undistributed net investment income of $11,133,817 and $23,384,354, respectively)	$666,756,862	$667,395,925

See Notes to Financial Statements

10

MFS Government Securities Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.14		$13.23	$12.89	$12.65	$12.84	$13.16
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.50	$0.55	$0.56	$0.56	$0.56
Net realized and unrealized gain (loss) on investments	0.39		0.08	0.51	0.31	(0.12)	(0.26)
Total from investment operations	$0.62		$0.58	$1.06	$0.87	$0.44	$0.30
Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.67)	$(0.72)	$(0.63)	$(0.63)	$(0.62)
Net asset value, end of period	$13.28		$13.14	$13.23	$12.89	$12.65	$12.84
Total return (%) (k)(s)	4.83	(n)	4.49	8.55	7.18	3.68	2.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.64	(a)	0.64	0.65	0.63	0.63	0.63
Net investment income	3.50	(a)	3.85	4.31	4.48	4.47	4.32
Portfolio turnover	17		36	52	39	29	75
Net assets at end of period (000 omitted)	$242,066		$250,133	$266,170	$299,871	$351,906	$425,740

See Notes to Financial Statements

11

MFS Government Securities Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.06		$13.15	$12.81	$12.58	$12.77	$13.10
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.46	$0.52	$0.53	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	0.39		0.08	0.50	0.31	(0.12)	(0.27)
Total from investment operations	$0.60		$0.54	$1.02	$0.84	$0.41	$0.26
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.63)	$(0.68)	$(0.61)	$(0.60)	$(0.59)
Net asset value, end of period	$13.20		$13.06	$13.15	$12.81	$12.58	$12.77
Total return (%) (k)(s)	4.65	(n)	4.23	8.29	6.91	3.47	2.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.89	(a)	0.89	0.90	0.88	0.88	0.88
Net investment income	3.24	(a)	3.54	4.06	4.23	4.22	4.10
Portfolio turnover	17		36	52	39	29	75
Net assets at end of period (000 omitted)	$424,691		$417,263	$271,052	$320,695	$309,162	$241,128

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$234,396,783	$—	$234,396,783
Municipal Bonds	—	20,090,367	—	20,090,367
Corporate Bonds	—	3,732,199	—	3,732,199
Residential Mortgage-Backed Securities	—	344,737,791	—	344,737,791
Commercial Mortgage-Backed Securities	—	9,029,792	—	9,029,792
Mutual Funds	56,900,113	—	—	56,900,113
Total Investments	$56,900,113	$611,986,932	$—	$668,887,045

Other Financial Instruments
Futures	$(63,485)	$—	$—	$(63,485)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010, as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(63,485)

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(30,313)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(40,334)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$26,160,014

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$636,946,463
Gross appreciation	32,554,410
Gross depreciation	(613,828)
Net unrealized appreciation (depreciation)	$31,940,582

As of 12/31/09
Undistributed ordinary income	23,384,354
Capital loss carryforwards	(1,385,462)
Other temporary differences	(69,733)
Net unrealized appreciation (depreciation)	14,353,511

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(1,385,462)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$8,713,300	$12,895,028
Service Class	14,676,931	13,264,986
Total	$23,390,231	$26,160,014

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expense is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total operating expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, such that the total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0351% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

17

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,705 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$91,721,483	$106,098,182
Investments (non-U.S. Government securities)	$10,986,793	$11,571,486

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	447,760	$5,926,713	2,063,849	$26,840,152
Service Class	1,754,973	23,143,703	13,292,413	171,590,407
	2,202,733	$29,070,416	15,356,262	$198,430,559
Shares issued to shareholders in reinvestment of distributions
Initial Class	674,404	$8,713,300	1,004,286	$12,895,028
Service Class	1,142,174	14,676,931	1,037,949	13,264,986
	1,816,578	$23,390,231	2,042,235	$26,160,014
Shares reacquired
Initial Class	(1,920,972)	$(25,439,150)	(4,149,064)	$(54,363,397)
Service Class	(2,672,357)	(35,067,922)	(2,989,941)	(39,264,291)
	(4,593,329)	$(60,507,072)	(7,139,005)	$(93,627,688)
Net change
Initial Class	(798,808)	$(10,799,137)	(1,080,929)	$(14,628,217)
Service Class	224,790	2,752,712	11,340,421	145,591,102
	(574,018)	$(8,046,425)	10,259,492	$130,962,885

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $4,147 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

18

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	55,015,709	119,101,019	(117,216,615)	56,900,113

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,058	$56,900,113

19

MFS Government Securities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

20

MFS INVESTMENT MANAGEMENT

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II

Semiannual report

6/30/10

TRS-SEM

MFS® TOTAL RETURN PORTFOLIO

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Total Return Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 3.125%, 2013	3.2%
U.S. Treasury Notes, 3.75%, 2018	2.6%
Fannie Mae, 5.5%, 30 Years	2.5%
JP Morgan Chase & Co.	1.8%
Freddie Mac, 5.0%, 30 Years	1.8%
Lockheed Martin Corp.	1.8%
AT&T Inc.	1.6%
Fannie Mae, 6.0%, 30 Years	1.6%
U.S. Treasury Notes, 1.875%, 2014	1.5%
Johnson & Johnson	1.5%

Composition including fixed income credit quality (a)(i)
AAA	17.2%
AA	1.5%
A	3.8%
BBB	5.8%
BB	0.3%
B (o)	0.0%
CCC	0.1%
Cash & Other (NR)	0.5%
U.S. Agency (NR)	15.1%
Non-Fixed Income (NR)	55.7%

Equity sectors
Financial Services	12.1%
Energy	6.8%
Consumer Staples	6.3%
Health Care	5.9%
Utilities & Communications	5.8%
Industrial Goods & Services	5.4%
Technology	3.2%
Retailing	3.2%
Leisure	2.3%
Basic Materials	2.2%
Special Products & Services	1.4%
Autos & Housing	0.8%
Transportation	0.4%

Fixed income sectors (i)
Mortgage-Backed Securities	15.0%
U.S. Treasury Securities	13.8%
High Grade Corporates	9.4%
Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agencies	0.9%
Non-U.S. Government Bonds	0.8%
Emerging Markets Bonds	0.7%
Asset-Backed Securities	0.5%
Municipal Bonds	0.4%
High Yield Corporates	0.3%
Collateralized Debt Obligations	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Total Return Portfolio

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Total Return Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.75%	$1,000.00	$975.06	$3.67
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$974.06	$4.89
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.74% and 0.99% for Initial Class and Service Class, respectively; the actual expenses paid during the period would have been approximately $3.62 and $4.85 for Initial Class and Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $3.71 and $4.96 for Initial Class and Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 55.7%
Aerospace – 4.1%
Goodrich Corp.	23,720	$1,571,450
Honeywell International, Inc.	100,570	3,925,247
Lockheed Martin Corp.	319,780	23,823,610
Northrop Grumman Corp.	141,890	7,724,492
Precision Castparts Corp.	17,500	1,801,100
United Technologies Corp.	255,390	16,577,364

		$55,423,263

Alcoholic Beverages – 0.7%
Diageo PLC	517,292	$8,105,482
Heineken N.V.	43,470	1,842,665

		$9,948,147

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	152,450	$10,297,998

Automotive – 0.2%
Johnson Controls, Inc.	102,310	$2,749,070

Broadcasting – 1.4%
Omnicom Group, Inc.	197,210	$6,764,303
Time Warner, Inc.	70,340	2,033,529
Walt Disney Co.	321,560	10,129,140

		$18,926,972

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	185,940	$2,636,629
Deutsche Boerse AG	24,860	1,510,414
Franklin Resources, Inc.	24,370	2,100,450

		$6,247,493

Business Services – 1.3%
Accenture Ltd., “A”	202,130	$7,812,325
Dun & Bradstreet Corp.	34,060	2,286,107
MasterCard, Inc., “A”	19,230	3,836,962
Visa, Inc., “A”	24,620	1,741,865
Western Union Co.	144,290	2,151,364

		$17,828,623

Cable TV – 0.2%
Comcast Corp., “Special A”	152,020	$2,497,689

Chemicals – 1.6%
3M Co.	126,940	$10,026,991
E.I. du Pont de Nemours & Co.	57,900	2,002,761
Monsanto Co.	26,650	1,231,762
PPG Industries, Inc.	137,450	8,303,355

		$21,564,869

Computer Software – 0.7%
Oracle Corp.	469,650	$10,078,689

Computer Software – Systems – 1.4%
Dell, Inc. (a)	188,100	$2,268,486
Hewlett-Packard Co.	166,930	7,224,730
International Business Machines Corp.	74,400	9,186,912

		$18,680,128

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Pulte Homes, Inc. (a)	146,660	$1,214,345
Sherwin-Williams Co.	58,600	4,054,534
Stanley Black & Decker, Inc.	46,224	2,335,236

		$7,604,115

Consumer Products – 1.1%
Clorox Co.	44,580	$2,771,092
Procter & Gamble Co.	190,901	11,450,242

		$14,221,334

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	38,220	$1,623,203

Electrical Equipment – 0.8%
Danaher Corp.	190,090	$7,056,141
General Electric Co.	129,540	1,867,967
Tyco Electronics Ltd.	69,120	1,754,266

		$10,678,374

Electronics – 0.6%
Intel Corp.	430,310	$8,369,530

Energy – Independent – 2.3%
Anadarko Petroleum Corp.	64,390	$2,323,835
Apache Corp.	166,150	13,988,169
Devon Energy Corp.	46,730	2,846,792
EOG Resources, Inc.	61,480	6,047,788
Noble Energy, Inc.	61,040	3,682,543
Occidental Petroleum Corp.	34,590	2,668,619

		$31,557,746

Energy – Integrated – 3.8%
Chevron Corp.	182,797	$12,404,604
Exxon Mobil Corp.	324,956	18,545,239
Hess Corp.	119,930	6,037,276
Marathon Oil Corp.	126,820	3,942,834
TOTAL S.A., ADR	223,280	9,967,219

		$50,897,172

Engineering – Construction – 0.2%
Fluor Corp.	52,200	$2,218,500

Food & Beverages – 2.9%
General Mills, Inc.	186,460	$6,623,059
Groupe Danone	37,252	1,989,329
J.M. Smucker Co.	29,553	1,779,682
Kellogg Co.	76,500	3,847,950
Nestle S.A.	282,761	13,643,211
PepsiCo, Inc.	179,180	10,921,021

		$38,804,252

Food & Drug Stores – 0.8%
CVS Caremark Corp.	170,382	$4,995,600
Kroger Co.	95,930	1,888,861
Walgreen Co.	168,740	4,505,358

		$11,389,819

5

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	16,470	$682,352

General Merchandise – 0.8%
Kohl’s Corp. (a)	36,590	$1,738,025
Target Corp.	99,210	4,878,156
Wal-Mart Stores, Inc.	92,380	4,440,707

		$11,056,888

Health Maintenance Organizations – 0.1%
WellPoint, Inc. (a)	25,840	$1,264,351

Insurance – 3.8%
ACE Ltd.	105,760	$5,444,525
Aflac, Inc.	38,870	1,658,583
Allstate Corp.	106,200	3,051,126
Aon Corp.	84,270	3,128,102
Chubb Corp.	52,810	2,641,028
MetLife, Inc.	424,870	16,043,090
Prudential Financial, Inc.	198,340	10,642,924
Travelers Cos., Inc.	188,820	9,299,385

		$51,908,763

Internet – 0.3%
eBay, Inc. (a)	43,440	$851,858
Google, Inc., “A” (a)	5,780	2,571,811

		$3,423,669

Leisure & Toys – 0.3%
Hasbro, Inc.	92,980	$3,821,478

Machinery & Tools – 0.3%
Eaton Corp.	69,360	$4,538,918

Major Banks – 7.6%
Bank of America Corp.	980,800	$14,094,096
Bank of New York Mellon Corp.	697,655	17,225,102
Goldman Sachs Group, Inc.	139,010	18,247,843
JPMorgan Chase & Co.	678,832	24,852,040
PNC Financial Services Group, Inc.	107,310	6,063,015
Regions Financial Corp.	81,820	538,376
State Street Corp.	236,010	7,981,858
Wells Fargo & Co.	504,130	12,905,728

		$101,908,058

Medical & Health Technology & Services – 0.2%
DaVita, Inc. (a)	34,380	$2,146,687

Medical Equipment – 1.8%
Becton, Dickinson & Co.	90,400	$6,112,848
Medtronic, Inc.	207,670	7,532,191
St. Jude Medical, Inc. (a)	116,360	4,199,432
Thermo Fisher Scientific, Inc. (a)	29,990	1,471,010
Waters Corp. (a)	70,620	4,569,114

		$23,884,595

Metals & Mining – 0.1%
United States Steel Corp.	34,520	$1,330,746

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.1%
Sempra Energy	33,300	$1,558,107

Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	160,950	$2,942,166

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	143,860	$3,065,657

Oil Services – 0.7%
Halliburton Co.	53,220	$1,306,551
National Oilwell Varco, Inc.	80,210	2,652,545
Noble Corp.	48,810	1,508,717
Schlumberger Ltd.	26,500	1,466,510
Transocean, Inc. (a)	40,080	1,856,906

		$8,791,229

Other Banks & Diversified Financials – 0.2%
Marshall & Ilsley Corp.	241,160	$1,731,529
Zions Bancorporation	68,540	1,478,408

		$3,209,937

Pharmaceuticals – 3.8%
Abbott Laboratories	264,790	$12,386,876
Bayer AG	52,883	2,950,610
GlaxoSmithKline PLC	91,610	1,552,531
Johnson & Johnson	335,130	19,792,778
Merck & Co., Inc.	56,220	1,966,013
Pfizer, Inc.	821,911	11,720,451
Roche Holding AG	9,220	1,266,124

		$51,635,383

Railroad & Shipping – 0.2%
Canadian National Railway Co.	33,950	$1,948,051
Union Pacific Corp.	17,650	1,226,852

		$3,174,903

Restaurants – 0.3%
McDonald’s Corp.	56,550	$3,724,949

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	108,370	$7,023,460

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	92,620	$4,647,672
Home Depot, Inc.	75,910	2,130,794
Staples, Inc.	196,050	3,734,753

		$10,513,219

Telecommunications – Wireless – 0.8%
Vodafone Group PLC	5,209,980	$10,796,234

Telephone Services – 1.8%
AT&T, Inc.	896,246	$21,680,191
CenturyTel, Inc.	78,823	2,625,594

		$24,305,785

Tobacco – 1.6%
Altria Group, Inc.	105,280	$2,109,811
Philip Morris International, Inc.	417,470	19,136,825

		$21,246,636

6

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.2%
United Parcel Service, Inc., “B”	44,780	$2,547,534

Utilities – Electric Power – 2.8%
American Electric Power Co., Inc.	108,020	$3,489,046
CenterPoint Energy, Inc.	64,230	845,267
CMS Energy Corp.	48,120	704,958
Dominion Resources, Inc.	127,708	4,947,408
Entergy Corp.	69,850	5,002,657
NextEra Energy, Inc.	81,410	3,969,552
Northeast Utilities	30,200	769,496
NRG Energy, Inc. (a)	103,560	2,196,508
PG&E Corp.	118,430	4,867,473
PPL Corp.	205,430	5,125,479
Public Service Enterprise Group, Inc.	201,280	6,306,102

		$38,223,946

Total Common Stocks (Identified Cost, $798,444,408)		$750,332,636

BONDS – 43.4%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$490,000	$716,229

Asset-Backed & Securitized – 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017 (z)	$1,563,470	$1,454,027
Banc of America Commercial Mortgage, Inc., FRN, 5.934%, 2017	800,000	835,146
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	1,430,268	588,984
BlackRock Capital Finance LP, 7.75%, 2026 (n)	151,811	19,470
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	4,050,000	4,127,550
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,320,905
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	20,749	20,562
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	724,891
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	1,881,580	1,786,554
Crest G-Star, CDO, FRN, 1.007%, 2016	2,024,010	1,958,229
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,113,807	580,042
HSBC Credit Card Master Note Trust, FRN, 0.899%, 2013	2,561,000	2,560,071
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,511,883
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,034,871	1,084,850
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.407%, 2041	1,985,000	2,106,469
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,438,368	2,589,084
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045	2,420,000	2,578,886

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	$1,300,000	$1,271,878
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	999,000	268,881
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2039	1,881,580	1,840,046
Morgan Stanley Capital I, Inc., FRN, 1.133%, 2030 (i)(n)	9,513,081	384,221
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	929,664
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	1,405,000	510,577
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,371,344	1,193,399
Structured Asset Securities Corp., FRN, 4.67%, 2035	602,948	588,939
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2017	1,300,000	1,276,928

		$34,112,136

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$720,000	$734,877

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,428,095

Building – 0.0%
CRH America, Inc., 6.95%, 2012	$340,000	$368,210

Cable TV – 0.3%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,244,310
Time Warner Entertainment Co. LP, 8.375%, 2033	1,830,000	2,271,546

		$3,515,856

Computer Software – 0.1%
Adobe Systems, Inc., 3.25%, 2015	$369,000	$378,945
Adobe Systems, Inc., 4.75%, 2020	880,000	907,287

		$1,286,232

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,892,231

Consumer Products – 0.1%
Fortune Brands, Inc., 5.125%, 2011	$1,625,000	$1,656,221

Consumer Services – 0.2%
Western Union Co., 5.4%, 2011	$1,877,000	$1,978,518

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,853,000	$1,987,235

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,713,431

Emerging Market Quasi-Sovereign – 0.2%
Petroleos Mexicanos, 8%, 2019	$852,000	$1,013,880
Qtel International Finance Ltd., 7.875%, 2019 (n)	479,000	553,877

7

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$1,130,000	$1,215,315

		$2,783,072

Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$103,000	$123,343
Russian Federation, 3.625%, 2015 (z)	2,500,000	2,418,750

		$2,542,093

Energy – Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,201,173

Energy – Integrated – 0.3%
Hess Corp., 8.125%, 2019	$330,000	$411,363
Husky Energy, Inc., 5.9%, 2014	875,000	973,990
Husky Energy, Inc., 7.25%, 2019	888,000	1,073,142
Petro-Canada, 6.05%, 2018	1,794,000	2,020,087

		$4,478,582

Financial Institutions – 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$192,361

Food & Beverages – 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$1,450,000	$1,894,669
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	571,000	681,009
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,613,643

		$4,189,321

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,304,039

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,111,815

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$990,525
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	638,127
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	695,247
Prudential Financial, Inc., 5.375%, 2020	310,000	313,961
Prudential Financial, Inc., 6.625%, 2040	500,000	508,846

		$3,146,706

Insurance – Property & Casualty – 0.3%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,690,905
Chubb Corp., 6.375% to 2017, FRN to 2067	2,340,000	2,246,400
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	129,103
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	524,000	468,980

		$4,535,388

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$980,000	$1,012,494
ING Bank N.V., 3.9%, 2014 (n)	1,450,000	1,554,409
Irish Life & Permanent PLC, 3.6%, 2013 (n)	1,800,000	1,783,384
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,625,741
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,669,474
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	828,392

		$9,473,894

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$1,225,000	$1,495,811
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	1,190,000	1,449,539

		$2,945,350

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,905,448

Major Banks – 1.4%
Bank of America Corp., 7.375%, 2014	$550,000	$616,419
Bank of America Corp., 5.49%, 2019	729,000	704,959
Bank of America Corp., 7.625%, 2019	780,000	893,496
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	609,000
Commonwealth Bank of Australia, 5%, 2019 (n)	780,000	809,674
Credit Suisse New York, 5.5%, 2014	1,600,000	1,749,344
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	998,000	1,015,465
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,462,064
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,479,638
JPMorgan Chase Capital XXVII, 7%, 2039	800,000	813,550
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,304,351
Morgan Stanley, 5.75%, 2016	1,145,000	1,153,496
Morgan Stanley, 6.625%, 2018	1,650,000	1,729,421
PNC Funding Corp., 5.625%, 2017	1,180,000	1,255,370
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,426,005
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,606,822
Wachovia Corp., 5.25%, 2014	787,000	833,422

		$19,462,496

Medical & Health Technology & Services – 0.3%
Cardinal Health, Inc., 5.8%, 2016	$856,000	$958,585
CareFusion Corp., 6.375%, 2019	1,300,000	1,485,029
Hospira, Inc., 5.55%, 2012	570,000	606,908
Hospira, Inc., 6.05%, 2017	1,071,000	1,205,819

		$4,256,341

8

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018	$1,820,000	$1,903,503
Vale Overseas Ltd., 6.875%, 2039	607,000	634,132

		$2,537,635

Mortgage-Backed – 14.9%
Fannie Mae, 4.01%, 2013	$179,352	$188,821
Fannie Mae, 4.589%, 2014	876,364	940,767
Fannie Mae, 4.63%, 2014	449,112	482,427
Fannie Mae, 4.841%, 2014	757,345	817,714
Fannie Mae, 4.88%, 2014	305,025	331,338
Fannie Mae, 4.56%, 2015	299,183	322,021
Fannie Mae, 4.7%, 2015	645,094	698,460
Fannie Mae, 4.78%, 2015	427,729	465,268
Fannie Mae, 4.856%, 2015	305,961	331,793
Fannie Mae, 4.997%, 2015	134,429	147,488
Fannie Mae, 5.1%, 2015	480,000	522,168
Fannie Mae, 5.09%, 2016	460,000	507,793
Fannie Mae, 5.27%, 2016	545,000	601,370
Fannie Mae, 5.5%, 2016 - 2038	34,882,795	37,629,537
Fannie Mae, 5.66%, 2016	438,313	487,427
Fannie Mae, 5.724%, 2016	290,592	321,823
Fannie Mae, 5.05%, 2017	457,505	505,265
Fannie Mae, 6%, 2017 - 2037	22,221,549	24,343,453
Fannie Mae, 4.5%, 2018 - 2035	4,267,394	4,502,953
Fannie Mae, 5%, 2018 - 2039	22,000,251	23,413,010
Fannie Mae, 5.37%, 2018	600,000	667,740
Fannie Mae, 7.5%, 2030 - 2031	220,090	250,914
Fannie Mae, 6.5%, 2031 - 2037	6,357,742	7,044,019
Freddie Mac, 6%, 2016 - 2037	9,974,803	10,917,322
Freddie Mac, 5%, 2017 - 2039	28,060,711	29,788,319
Freddie Mac, 4.5%, 2018 - 2039	13,519,956	14,214,361
Freddie Mac, 5.085%, 2019	1,417,000	1,550,820
Freddie Mac, 5.5%, 2019 - 2039	12,697,187	13,710,375
Freddie Mac, 6.5%, 2034 - 2038	4,036,883	4,446,094
Ginnie Mae, 4.5%, 2033 - 2040	2,048,528	2,147,726
Ginnie Mae, 5%, 2033 - 2039	9,098,679	9,723,619
Ginnie Mae, 5.5%, 2033 - 2035	4,239,367	4,613,783
Ginnie Mae, 6%, 2033 - 2038	3,750,723	4,122,744

		$200,758,732

Municipals – 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$765,000	$896,266
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	928,719
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,500,000	3,061,675

		$4,886,660

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,472,447
Enterprise Products Operating LLC, 6.5%, 2019	966,000	1,083,081
Kinder Morgan Energy Partners LP, 6.75%, 2011	1,620,000	1,676,956
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	889,486
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	668,321
Spectra Energy Capital LLC, 8%, 2019	987,000	1,187,121

		$6,977,412

Network & Telecom – 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,556,926
BellSouth Corp., 6.55%, 2034	1,472,000	1,621,164
Telecom Italia Capital, 5.25%, 2013	752,000	776,737
Telefonica Europe B.V., 7.75%, 2010	563,000	570,042
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,639,833

		$7,164,702

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$2,793,000	$3,007,014

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$938,000	$1,005,248
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	721,860
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,629,531
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,494,000	1,661,761
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	535,682
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,111,708
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,970,000	2,546,775
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,735,637

		$12,948,202

Pharmaceuticals – 0.4%
Allergan, Inc., 5.75%, 2016	$1,720,000	$2,012,240
Pfizer, Inc., 7.2%, 2039	590,000	775,602
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,306,488

		$5,094,330

Railroad & Shipping – 0.0%
CSX Corp., 6.75%, 2011	$72,000	$74,582

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$382,638
HRPT Properties Trust, REIT, 6.25%, 2016	2,545,000	2,591,454
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,222,798
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	190,821
WEA Finance LLC, REIT, 6.75%, 2019 (n)	426,000	473,480

		$4,861,191

9

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 0.2%
Home Depot, Inc., 5.875%, 2036	$550,000	$563,803
Limited Brands, Inc., 5.25%, 2014	404,000	400,970
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,360,232

		$3,325,005

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,078,472

Telecommunications – Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$783,000	$859,385
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,836,993

		$2,696,378

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$898,000	$971,213

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,325,000	$1,443,851

U.S. Government Agencies and Equivalents – 0.8%
Fannie Mae, 6.625%, 2010	$4,445,000	$4,552,391
Fannie Mae, 6%, 2011	1,539,000	1,614,308
Small Business Administration, 4.77%, 2024	643,675	684,392
Small Business Administration, 5.18%, 2024	1,049,673	1,123,701
Small Business Administration, 4.99%, 2024	941,590	1,004,266
Small Business Administration, 5.11%, 2025	2,105,258	2,269,676

		$11,248,734

U.S. Treasury Obligations – 13.8%
U.S. Treasury Bonds, 2%, 2013	$2,348,000	$2,410,368
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,746,399
U.S. Treasury Bonds, 8%, 2021	320,000	465,400
U.S. Treasury Bonds, 6%, 2026	651,000	838,875
U.S. Treasury Bonds, 6.75%, 2026	2,451,000	3,402,677
U.S. Treasury Bonds, 5.375%, 2031	4,988,000	6,136,796
U.S. Treasury Bonds, 5%, 2037	7,630,000	9,094,006
U.S. Treasury Bonds, 4.5%, 2039	4,178,800	4,602,555
U.S. Treasury Notes, 2.375%, 2010	12,992,000	13,039,200
U.S. Treasury Notes, 1.5%, 2010	6,348,000	6,375,277
U.S. Treasury Notes, 0.875%, 2011	7,515,000	7,544,061
U.S. Treasury Notes, 5.125%, 2011	357,000	373,804
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,063,265

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.625%, 2012	$1,800,000	$1,950,187
U.S. Treasury Notes, 1.375%, 2013	9,391,000	9,517,196
U.S. Treasury Notes, 3.125%, 2013	40,447,000	43,063,436
U.S. Treasury Notes, 2.75%, 2013	1,080,000	1,136,616
U.S. Treasury Notes, 1.5%, 2013	5,082,000	5,124,882
U.S. Treasury Notes, 1.875%, 2014	20,248,000	20,613,416
U.S. Treasury Notes, 4.125%, 2015	4,512,000	5,012,904
U.S. Treasury Notes, 2.625%, 2016	868,000	893,023
U.S. Treasury Notes, 5.125%, 2016	488,000	569,473
U.S. Treasury Notes, 4.75%, 2017	2,210,000	2,555,140
U.S. Treasury Notes, 3.75%, 2018	32,328,000	34,833,420

		$185,362,376

Utilities – Electric Power – 1.2%
Bruce Mansfield Unit, 6.85%, 2034	$2,531,254	$2,644,297
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,121,761
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,282,221
Exelon Generation Co. LLC, 6.25%, 2039	1,110,000	1,185,696
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,258,389
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,907,169
PSEG Power LLC, 6.95%, 2012	1,177,000	1,285,885
PSEG Power LLC, 5.32%, 2016 (n)	923,000	994,688
System Energy Resources, Inc., 5.129%, 2014 (z)	442,025	451,237
Waterford 3 Funding Corp., 8.09%, 2017	1,629,291	1,695,408

		$15,826,751

Total Bonds (Identified Cost, $559,684,571)		$585,180,590

CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
PPL Corp., 9.5% (Identified Cost, $646,000)	12,920	$671,910

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	12,436,489	$12,436,489

Total Investments (Identified Cost, $1,371,211,468)		$1,348,621,625

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(896,547)

Net Assets – 100.0%		$1,347,725,078

10

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,068,976, representing 3.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017	3/19/10	$1,450,349	$1,454,027
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	1,430,268	588,984
Russian Federation, 3.625%, 2015	4/22/10	2,486,876	2,418,750
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,353,667	1,193,399
System Energy Resources, Inc., 5.129%, 2014	4/16/04	442,025	451,237
Total Restricted Securities			$6,106,397
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

MFS Total Return Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,358,774,979)	$1,336,185,136
Underlying funds, at cost and value	12,436,489
Total investments, at value (identified cost, $1,371,211,468)	$1,348,621,625
Cash	7,527
Receivables for
Investments sold	1,832,023
Fund shares sold	95,554
Interest and dividends	5,911,235
Other assets	25,943
Total assets		$1,356,493,907
Liabilities
Payables for
Investments purchased	$7,415,019
Fund shares reacquired	1,128,705
Payable to affiliates
Investment adviser	50,272
Distribution and/or service fees	11,106
Administrative services fee	2,527
Payable for Trustees’ compensation	29,189
Accrued expenses and other liabilities	132,011
Total liabilities		$8,768,829
Net assets		$1,347,725,078
Net assets consist of
Paid-in capital	$1,518,985,684
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(22,574,651)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(165,169,081)
Undistributed net investment income	16,483,126
Net assets		$1,347,725,078
Shares of beneficial interest outstanding		91,085,048

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$547,927,627	36,844,854	$14.87
Service Class	799,797,451	54,240,194	14.75

See Notes to Financial Statements

12

MFS Total Return Portfolio

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$12,994,604
Dividends	10,045,127
Dividends from underlying funds	10,891
Foreign taxes withheld	(156,117)
Total investment income		$22,894,505
Expenses
Management fee	$4,789,900
Distribution and/or service fees	1,058,941
Administrative services fee	250,646
Trustees’ compensation	98,632
Custodian fee	101,737
Shareholder communications	23,944
Auditing fees	27,652
Legal fees	3,719
Miscellaneous	54,069
Total expenses		$6,409,240
Fees paid indirectly	(71)
Net expenses		$6,409,169
Net investment income		$16,485,336
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$19,857,775
Foreign currency transactions	(43,729)
Net realized gain (loss) on investments and foreign currency transactions		$19,814,046
Change in unrealized appreciation (depreciation)
Investments	$(70,187,915)
Translation of assets and liabilities in foreign currencies	15,074
Net unrealized gain (loss) on investments and foreign currency translation		$(70,172,841)
Net realized and unrealized gain (loss) on investments and foreign currency		$(50,358,795)
Change in net assets from operations		$(33,873,459)

See Notes to Financial Statements

13

MFS Total Return Portfolio

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$16,485,336	$36,057,847
Net realized gain (loss) on investments and foreign currency transactions	19,814,046	14,124,114
Net unrealized gain (loss) on investments and foreign currency translation	(70,172,841)	170,981,578
Change in net assets from operations	$(33,873,459)	$221,163,539
Distributions declared to shareholders
From net investment income	$(37,470,337)	$(48,700,594)
Change in net assets from fund share transactions	$(40,237,209)	$(26,516,386)
Total change in net assets	$(111,581,005)	$145,946,559
Net assets
At beginning of period	1,459,306,083	1,313,359,524
At end of period (including undistributed net investment income of $16,483,126 and $37,468,127, respectively)	$1,347,725,078	$1,459,306,083

See Notes to Financial Statements

14

MFS Total Return Portfolio

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$15.66		$13.83	$19.50	$20.02	$19.10	$19.55
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.49	$0.53	$0.54	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.55)		1.98	(4.30)	0.36	1.69	0.07
Total from investment operations	$(0.36)		$2.38	$(3.81)	$0.89	$2.23	$0.55
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.55)	$(0.60)	$(0.60)	$(0.54)	$(0.51)
From net realized gain on investments	—		—	(1.26)	(0.81)	(0.77)	(0.49)
Total distributions declared to shareholders	$(0.43)		$(0.55)	$(1.86)	$(1.41)	$(1.31)	$(1.00)
Net asset value, end of period	$14.87		$15.66	$13.83	$19.50	$20.02	$19.10
Total return (%) (k)(s)	(2.49	)(n)	18.09	(21.55)	4.32	12.22	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.75	(a)	0.76	0.74	0.70	0.71	0.71
Net investment income	2.45	(a)	2.87	2.93	2.67	2.81	2.52
Portfolio turnover	12		45	62	60	48	42
Net assets at end of period (000 omitted)	$547,928		$604,214	$604,843	$1,013,465	$1,210,549	$1,370,782

See Notes to Financial Statements

15

MFS Total Return Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/10 (unaudited)		Years ended 12/31
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$15.52		$13.70	$19.33	$19.86	$18.97	$19.43
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.44	$0.48	$0.49	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.54)		1.97	(4.26)	0.36	1.67	0.08
Total from investment operations	$(0.37)		$2.33	$(3.82)	$0.84	$2.16	$0.51
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.51)	$(0.55)	$(0.56)	$(0.50)	$(0.48)
From net realized gain on investments	—		—	(1.26)	(0.81)	(0.77)	(0.49)
Total distributions declared to shareholders	$(0.40)		$(0.51)	$(1.81)	$(1.37)	$(1.27)	$(0.97)
Net asset value, end of period	$14.75		$15.52	$13.70	$19.33	$19.86	$18.97
Total return (%) (k)(s)	(2.59	)(n)	17.81	(21.74)	4.07	11.91	2.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.00	(a)	1.00	0.99	0.95	0.96	0.96
Net investment income	2.20	(a)	2.60	2.69	2.42	2.58	2.28
Portfolio turnover	12		45	62	60	48	42
Net assets at end of period (000 omitted)	$799,797		$855,092	$708,517	$994,977	$903,202	$770,453

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS Total Return Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shares of the fund are sold to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

17

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$694,760,765	$671,910	$—	$695,432,675
United Kingdom	—	20,454,248	—	20,454,248
Switzerland	—	14,909,334	—	14,909,334
France	9,967,219	1,989,329	—	11,956,548
Germany	—	4,461,025	—	4,461,025
Canada	1,948,051	—	—	1,948,051
Netherlands	—	1,842,665	—	1,842,665
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	197,327,339	—	197,327,339
Non-U.S. Sovereign Debt	—	15,877,531	—	15,877,531
Municipal Bonds	—	4,886,660	—	4,886,660
Corporate Bonds	—	98,726,571	—	98,726,571
Residential Mortgage-Backed Securities	—	204,132,876	—	204,132,876
Commercial Mortgage-Backed Securities	—	24,176,680	—	24,176,680
Asset-Backed Securities (including CDOs)	—	6,561,312	—	6,561,312
Foreign Bonds	—	33,491,621	—	33,491,621
Mutual Funds	12,436,489	—	—	12,436,489
Total Investments	$719,112,524	$629,509,101	$—	$1,348,621,625

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

18

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$48,700,594

19

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$1,395,823,013
Gross appreciation	40,469,388
Gross depreciation	(87,670,776)
Net unrealized appreciation (depreciation)	$(47,201,388)

As of 12/31/09
Undistributed ordinary income	37,468,127
Capital loss carryforwards	(160,622,036)
Other temporary differences	118
Net unrealized appreciation (depreciation)	23,236,981

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(144,491,354)
12/31/17	(16,130,682)
$(160,622,036)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$15,999,098	$22,536,162
Service Class	21,471,239	26,164,432
Total	$37,470,337	$48,700,594

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $700 million of average daily net assets	0.675%
Average daily net assets in excess of $1 billion	0.60%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.67 % of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expense is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser had voluntarily agreed to pay a portion of the fund’s total operating expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, such that the total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement terminated on July 31, 2010. For the six months ended June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

Effective August 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment related expenses,

20

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

such that the total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until December 31, 2011.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2010, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0350% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,374 and are included in miscellaneous expense on the Statement of Operations.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$35,000,938	$53,719,409
Investments (non-U.S. Government securities)	$137,629,491	$174,035,660

21

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	287,772	$4,515,383	672,781	$9,372,909
Service Class	995,400	15,429,000	5,685,771	80,037,857
	1,283,172	$19,944,383	6,358,552	$89,410,766
Shares issued to shareholders in reinvestment of distributions
Initial Class	993,116	$15,999,098	1,742,936	$22,536,162
Service Class	1,343,632	21,471,239	2,037,728	26,164,432
	2,336,748	$37,470,337	3,780,664	$48,700,594
Shares reacquired
Initial Class	(3,024,259)	$(47,531,875)	(7,567,033)	$(104,697,805)
Service Class	(3,211,494)	(50,120,054)	(4,338,223)	(59,929,941)
	(6,235,753)	$(97,651,929)	(11,905,256)	$(164,627,746)
Net change
Initial Class	(1,743,371)	$(27,017,394)	(5,151,316)	$(72,788,734)
Service Class	(872,462)	(13,219,815)	3,385,276	46,272,348
	(2,615,833)	$(40,237,209)	(1,766,040)	$(26,516,386)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $9,014 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	17,588,859	118,202,562	(123,354,932)	12,436,489

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,891	$12,436,489

22

MFS Total Return Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

23

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.